UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact Name of Registrant as Specified in Charter)

1295 State Street,

Springfield, MA 01111

(Address of Principal Executive Offices) (Zip Code)

Eric Wietsma

1295 State Street,

Springfield, MA 01111

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 413-788-8411

Date of fiscal year end: 10/31/11

Date of reporting period: 7/31/11

Item 1.	Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.7%
Certificates of Deposit — 2.0%
Bank of Nova Scotia 0.446% 1/06/12	$5,750,000	$5,754,716
Bank of Nova Scotia 0.500% 3/12/12	5,000,000	5,007,133
Bank of Nova Scotia 0.502% 3/05/12	1,500,000	1,501,903

		12,263,752

Commercial Paper — 85.7%
Abbot Laboratories (a) 0.100% 9/13/11	9,565,000	9,563,804
Abbot Laboratories (a) 0.100% 10/03/11	2,960,000	2,959,466
Air Products & Chemicals, Inc. (a) 0.090% 8/02/11	15,000,000	14,999,887
Bank of America Corp. 0.180% 8/17/11	16,000,000	15,998,560
BASF SE (a) 0.140% 9/29/11	11,600,000	11,597,248
BASF SE (a) 0.150% 9/14/11	2,915,000	2,914,441
Basin Electric Power Cooperative, Inc. (a) 0.130% 8/22/11	8,500,000	8,499,294
Baxter International, Inc. (a) 0.100% 8/19/11	15,275,000	15,274,151
BlackRock, Inc. (a) 0.220% 8/15/11	15,500,000	15,498,484
Cargill Global Funding PLC (a) 0.080% 8/04/11	15,650,000	15,649,826
Caterpillar, Inc. (a) 0.060% 8/12/11	11,400,000	11,399,753
Coca-Cola Co., The (a) 0.180% 11/03/11	8,600,000	8,595,872
Coca-Cola Co., The (a) 0.200% 8/05/11	6,000,000	5,999,800
Colgate Palmolive Co. (a) 0.050% 8/18/11	8,350,000	8,349,780
Colgate Palmolive Co. (a) 0.100% 8/24/11	6,000,000	5,999,583
Commonwealth Bank of Australia, The (a) 0.080% 8/03/11	3,138,000	3,137,972
ConocoPhillips Qatar Funding Ltd. (a) 0.210% 8/05/11	14,500,000	14,499,492
Covidien International Finance (a) 0.330% 9/27/11	13,000,000	12,992,969
Deutsche Bank Financial LLC 0.230% 10/27/11	15,500,000	15,491,187
E.I. du Point Nemours & Co. (a) 0.070% 8/09/11	6,011,000	6,010,883

	Principal Amount	Value
E.I. du Point Nemours & Co. (a) 0.070% 8/15/11	$5,950,000	$5,949,815
E.I. du Point Nemours & Co. (a) 0.070% 8/24/11	3,500,000	3,499,830
Ecolab, Inc. (a) 0.090% 8/03/11	1,775,000	1,774,982
Emerson Electric Co. (a) 0.060% 8/18/11	2,600,000	2,599,918
Emerson Electric Co. (a) 0.100% 8/01/11	12,900,000	12,899,928
General Electric Capital Corp. 0.100% 8/22/11	2,700,000	2,699,828
General Electric Capital Corp. 0.150% 8/22/11	12,300,000	12,298,821
Google, Inc. (a) 0.350% 9/12/11	2,500,000	2,498,931
Hewlett-Packard Co. (a) 0.070% 8/11/11	15,500,000	15,499,638
Illinois Tool Works, Inc. (a) 0.090% 8/30/11	6,000,000	5,999,535
Illinois Tool Works, Inc. (a) 0.100% 8/01/11	9,000,000	8,999,950
John Deere Capital Corp. (a) 0.080% 9/06/11	1,400,000	1,399,882
John Deere Capital Corp. (a) 0.090% 9/06/11	14,300,000	14,298,642
L’Oreal USA, Inc. (a) 0.100% 8/03/11	15,000,000	14,999,833
McDonald’s Corp. (a) 0.060% 8/19/11	6,275,000	6,274,791
McDonald’s Corp. (a) 0.060% 8/25/11	9,000,000	8,999,610
Medtronic, Inc. (a) 0.060% 8/08/11	5,000,000	4,999,925
Merck & Co., Inc. (a) 0.100% 9/06/11	9,000,000	8,999,050
Merck & Co., Inc. (a) 0.110% 9/07/11	6,000,000	5,999,285
National Rural Utilities Cooperative Finance Corp. 0.160% 8/01/11	15,500,000	15,499,862
Nestle Capital Corp. (a) 0.120% 8/30/11	5,075,000	5,074,476
Nestle Capital Corp. (a) 0.270% 10/14/11	2,670,000	2,668,481
Nestle Capital Corp. (a) 0.300% 12/14/11	5,700,000	5,693,493
NSTAR (a) 0.060% 8/04/11	4,900,000	4,899,959
NSTAR Electric Co. 0.070% 8/05/11	10,475,000	10,474,878

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Parker Hannifin Corp. (a) 0.060% 8/19/11	$4,586,000	$4,585,847
PepsiCo, Inc. (a) 0.070% 8/08/11	3,600,000	3,599,937
PepsiCo, Inc. (a) 0.110% 9/08/11	7,575,000	7,574,074
Praxair, Inc. 0.090% 8/23/11	4,000,000	3,999,760
Proctor & Gamble Co., The (a) 0.100% 10/19/11	10,000,000	9,997,750
Reckitt Benckiser Treasury Services PLC (a) 0.170% 10/07/11	15,500,000	15,494,950
Roche Holding, Inc. (a) 0.100% 8/22/11	2,090,000	2,089,866
Royal Bank of Scotland Group PLC (a) 0.225% 8/10/11	15,650,000	15,648,924
Sanofi-Aventis 0.296% 3/28/12	12,500,000	12,500,000
Sherwin Williams Co., The (a) 0.140% 8/02/11	13,500,000	13,499,843
Siemens Capital Co. LLC (a) 0.080% 8/15/11	10,000,000	9,999,644
Sigma-Aldrich Corp. (a) 0.070% 8/04/11	12,000,000	11,999,883
United Technologies Corp. (a) 0.070% 8/30/11	9,175,000	9,174,447
Wal-Mart Stores, Inc. (a) 0.040% 8/04/11	9,000,000	8,999,950
Walt Disney Co., The (a) 0.120% 9/15/11	3,450,000	3,449,460
Wisconsin Electric Power Co. 0.120% 8/05/11	3,650,000	3,649,927
Wisconsin Electric Power Co. 0.120% 8/10/11	11,850,000	11,849,566

		538,549,623

Corporate Debt — 5.8%
Berkshire Hathaway Finance Corp. FRN 0.371% 1/13/12	4,885,000	4,887,980
Wells Fargo & Co. FRN 0.904% 8/29/11	11,317,000	11,323,636
Berkshire Hathaway, Inc. FRN 0.447% 2/10/12	2,575,000	2,577,532
JPMorgan Chase & Co. FRN 0.372% 12/21/11	13,800,000	13,808,334
Berkshire Hathaway Finance Corp. 4.000% 4/15/12	3,802,000	3,900,141

		36,497,623

	Principal Amount	Value
Discount Notes — 1.1%
Federal Home Loan Bank 0.240% 8/04/11	$800,000	$799,973
Federal Home Loan Bank 0.250% 8/04/11	2,650,000	2,649,908
Federal Home Loan Bank 0.260% 9/12/11	1,000,000	999,682
Federal Home Loan Mortgage Corp. 0.240% 9/14/11	995,000	994,695
Federal Home Loan Mortgage Corp. 0.250% 8/05/11	1,000,000	999,959
Federal Home Loan Mortgage Corp. 0.270% 9/06/11	400,000	399,886
Federal National Mortgage Association 0.210% 8/11/11	310,000	309,978

		7,154,081

U.S. Treasury Bills — 0.9%
U.S. Treasury Bill 0.262% 10/20/11	1,000,000	999,403
U.S. Treasury Bill 0.262% 11/17/11	1,540,000	1,538,767
U.S. Treasury Bill 0.265% 10/20/11	840,000	839,494
U.S. Treasury Bill 0.275% 11/17/11	1,975,000	1,973,344

		5,351,008

U.S. Treasury Bonds & Notes — 5.2%
U.S. Treasury Note 1.000% 4/30/12	13,765,000	13,845,121
U.S. Treasury Note 0.875% 1/31/12	14,895,000	14,936,264
U.S. Treasury Note 0.875% 2/29/12	4,000,000	4,013,116

		32,794,501

TOTAL SHORT-TERM INVESTMENTS (Cost $632,610,588)		632,610,588

TOTAL INVESTMENTS — 100.7% (Cost $632,610,588) (b)		632,610,588

Other Assets/ (Liabilities) — (0.7)%		(4,186,158)

NET ASSETS — 100.0%		$628,424,430

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $434,087,234 or 69.08% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 72.3%

CORPORATE DEBT — 26.6%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$765,000	$895,897

Aerospace & Defense — 0.2%
L-3 Communications Corp. 6.375% 10/15/15	1,125,000	1,154,531

Agriculture — 0.3%
Altria Group, Inc. 9.700% 11/10/18	105,000	141,526
BAT International Finance PLC (a) 8.125% 11/15/13	1,085,000	1,245,612

		1,387,138

Banks — 1.9%
Associated Banc-Corp 5.125% 3/28/16	750,000	794,925
Bank of America Corp. 2.100% 4/30/12	1,500,000	1,520,449
Bank of America Corp. 3.625% 3/17/16	725,000	727,954
Bank of America Corp. 5.750% 12/01/17	1,500,000	1,604,023
Capital One Financial Corp. 2.125% 7/15/14	300,000	301,411
Capital One Financial Corp. 7.375% 5/23/14	270,000	307,010
Credit Suisse New York 5.500% 5/01/14	760,000	837,313
Deutsche Bank AG 3.250% 1/11/16	1,050,000	1,074,082
First Horizon National Corp. 5.375% 12/15/15	770,000	830,612
ICICI Bank Ltd (a) 4.750% 11/25/16	500,000	507,279
ICICI Bank Ltd. (a) 5.500% 3/25/15	585,000	617,744
State Street Corp. 2.150% 4/30/12	450,000	456,309
Wells Fargo & Co. 5.625% 12/11/17	65,000	73,845

		9,652,956

Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	435,000	493,116

Building Materials — 0.6%
CRH America, Inc. 5.300% 10/15/13	425,000	454,425

	Principal Amount	Value
CRH America, Inc. 8.125% 7/15/18	$55,000	$65,938
Lafarge SA (a) 5.850% 7/09/15	1,100,000	1,180,056
Masco Corp. 4.800% 6/15/15	1,090,000	1,101,893
Masco Corp. 7.125% 8/15/13	400,000	428,856

		3,231,168

Chemicals — 1.3%
Airgas, Inc. 4.500% 9/15/14	425,000	457,582
Ashland, Inc. 9.125% 6/01/17	250,000	283,750
Cytec Industries, Inc. 8.950% 7/01/17	125,000	158,342
The Dow Chemical Co. 4.850% 8/15/12	325,000	338,459
The Dow Chemical Co. 5.900% 2/15/15	860,000	979,923
The Dow Chemical Co. 7.600% 5/15/14	525,000	611,964
Incitec Pivot Ltd. (a) 4.000% 12/07/15	650,000	673,641
Lyondell Chemical Co. (a) 8.000% 11/01/17	1,009,000	1,140,170
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,411,037
RPM International, Inc. 6.250% 12/15/13	750,000	819,032

		6,873,900

Commercial Services — 0.6%
Brambles USA, Inc. (a) 3.950% 4/01/15	510,000	532,591
Deluxe Corp. 7.375% 6/01/15	180,000	185,400
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	465,000	475,462
Equifax, Inc. 6.300% 7/01/17	800,000	912,322
ERAC USA Finance LLC (a) 5.800% 10/15/12	1,000,000	1,052,219

		3,157,994

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	80,000	84,800
HP Enterprise Services LLC Series B 6.000% 8/01/13	475,000	521,229

		606,029

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial — 3.9%
American Express Co. 7.250% 5/20/14	$545,000	$628,077
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,000,000	1,203,090
BlackRock, Inc. 2.250% 12/10/12	950,000	968,700
Citigroup, Inc. 2.125% 4/30/12	1,200,000	1,216,843
Citigroup, Inc. 5.500% 10/15/14	320,000	348,922
Citigroup, Inc. 5.500% 2/15/17	840,000	893,490
Citigroup, Inc. 6.375% 8/12/14	585,000	651,368
Eaton Vance Corp. 6.500% 10/02/17	575,000	677,256
Ford Motor Credit Co. LLC 5.875% 8/02/21	725,000	734,511
Ford Motor Credit Co. LLC 8.700% 10/01/14	1,125,000	1,291,620
General Electric Capital Corp. 3.500% 8/13/12	590,000	607,689
General Electric Capital Corp. 5.900% 5/13/14	485,000	543,540
The Goldman Sachs Group, Inc. 5.150% 1/15/14	250,000	269,333
The Goldman Sachs Group, Inc. 5.625% 1/15/17	275,000	294,072
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	741,596
The Goldman Sachs Group, Inc. 6.150% 4/01/18	385,000	424,139
HSBC Finance Corp. 6.375% 10/15/11	175,000	177,015
International Lease Finance Corp. 5.625% 9/20/13	300,000	306,000
Janus Capital Group, Inc. 6.700% 6/15/17	925,000	1,024,706
Lazard Group LLC 6.850% 6/15/17	650,000	729,442
Lazard Group LLC 7.125% 5/15/15	805,000	907,873
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,894,370
Morgan Stanley 2.875% 7/28/14	1,500,000	1,511,344
Morgan Stanley 3.800% 4/29/16	325,000	327,259
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	50,000	70,632

	Principal Amount	Value
SLM Corp. 5.000% 10/01/13	$1,100,000	$1,140,887
TD Ameritrade Holding Corp. 4.150% 12/01/14	155,000	165,158

		19,748,932

Electric — 2.3%
Allegheny Energy Supply Co. LLC (a) 8.250% 4/15/12	975,000	1,023,424
Ameren Corp. 8.875% 5/15/14	545,000	634,616
Carolina Power & Light Co. 5.125% 9/15/13	780,000	847,660
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	250,000	286,487
CMS Energy Corp. 2.750% 5/15/14	350,000	352,331
CMS Energy Corp. 5.050% 2/15/18	2,250,000	2,354,065
CMS Energy Corp. 6.300% 2/01/12	22,000	22,495
IPALCO Enterprises, Inc. (a) 5.000% 5/01/18	850,000	843,604
Kansas Gas & Electric Co. 5.647% 3/29/21	437,050	471,988
Kiowa Power Partners LLC (a) 4.811% 12/30/13	166,967	168,523
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	130,324	132,930
Monongahela Power 6.700% 6/15/14	500,000	551,881
Nevada Power Co. Series L 5.875% 1/15/15	650,000	737,790
NRG Energy, Inc. 8.500% 6/15/19	400,000	416,000
Pacific Gas & Electric Co. 4.800% 3/01/14	950,000	1,037,815
PPL Energy Supply LLC 6.300% 7/15/13	600,000	652,662
Tenaska Oklahoma (a) 6.528% 12/30/14	212,889	215,324
TransAlta Corp. 6.650% 5/15/18	25,000	29,056
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	428,785	473,241
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	521,926

		11,773,818

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.1%
Agilent Technologies, Inc. 2.500% 7/15/13	$550,000	$560,604
Amphenol Corp. 4.750% 11/15/14	180,000	197,213

		757,817

Entertainment — 0.1%
Peninsula Gaming LLC 8.375% 8/15/15	515,000	544,613

Environmental Controls — 0.0%
Waste Management, Inc. 6.100% 3/15/18	35,000	40,639

Foods — 0.6%
Delhaize Group 6.500% 6/15/17	1,180,000	1,391,011
Kellogg Co. 5.125% 12/03/12	855,000	904,660
Kraft Foods, Inc. 4.125% 2/09/16	525,000	571,575
The Kroger Co. 7.500% 1/15/14	260,000	297,725

		3,164,971

Forest Products & Paper — 0.3%
Rock-Tenn Co. 5.625% 3/15/13	180,000	186,525
Rock-Tenn Co. 8.200% 8/15/11	650,000	650,812
Rock-Tenn Co. 9.250% 3/15/16	375,000	405,469
Verso Paper Holdings LLC 11.500% 7/01/14	180,000	191,250

		1,434,056

Hand & Machine Tools — 0.4%
Black & Decker Corp. 8.950% 4/15/14	750,000	887,392
Kennametal, Inc. 7.200% 6/15/12	950,000	997,277

		1,884,669

Health Care – Products — 0.5%
Beckman Coulter, Inc. 6.000% 6/01/15	295,000	341,968
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,362,977
Covidien International Finance SA 5.450% 10/15/12	600,000	633,886

		2,338,831

Health Care – Services — 0.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	725,000	743,125

	Principal Amount	Value
HCA, Inc. 9.250% 11/15/16	$450,000	$480,094

		1,223,219

Holding Company – Diversified — 0.1%
Leucadia National Corp. 7.000% 8/15/13	460,000	492,200

Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	275,000	289,454

Home Furnishing — 0.3%
Sealy Mattress Co. (a) 10.875% 4/15/16	1,210,000	1,352,175
Whirlpool Corp. 8.600% 5/01/14	135,000	157,683

		1,509,858

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	300,000	313,150

Insurance — 1.0%
American International Group, Inc. 3.650% 1/15/14	120,000	123,544
Berkshire Hathaway, Inc. 3.200% 2/11/15	975,000	1,032,070
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	535,276
Lincoln National Corp. 4.300% 6/15/15	200,000	213,124
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	475,000	479,745
MetLife Global Funding I (a) 2.875% 9/17/12	465,000	475,053
Prudential Financial, Inc. 3.625% 9/17/12	480,000	492,692
Prudential Financial, Inc. 4.750% 9/17/15	640,000	696,368
Prudential Financial, Inc. 5.800% 6/15/12	1,000,000	1,040,651

		5,088,523

Investment Companies — 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	335,000	377,219

Iron & Steel — 0.6%
ArcelorMittal 9.000% 2/15/15	1,290,000	1,561,238
ArcelorMittal 9.850% 6/01/19	165,000	214,757
Reliance Steel & Aluminum Co. 6.200% 11/15/16	445,000	496,277

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Steel Dynamics, Inc. 7.375% 11/01/12	$560,000	$591,500

		2,863,772

Lodging — 0.1%
Marriott International, Inc. 5.810% 11/10/15	150,000	167,799
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	54,000	57,240
Wyndham Worldwide Corp. 6.000% 12/01/16	375,000	407,122

		632,161

Machinery – Diversified — 0.2%
Roper Industries, Inc. 6.625% 8/15/13	720,000	796,932

Manufacturing — 1.2%
Cooper US, Inc. 6.100% 7/01/17	750,000	895,764
General Electric Co. 5.250% 12/06/17	1,000,000	1,126,679
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	350,000	420,881
Textron, Inc. 6.200% 3/15/15	2,500,000	2,803,187
Tyco Electronics Group SA 6.000% 10/01/12	375,000	396,928
Tyco Electronics Group SA 6.550% 10/01/17	325,000	388,073

		6,031,512

Media — 0.7%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.750% 10/01/14	1,250,000	1,378,205
Scholastic Corp. 5.000% 4/15/13	575,000	586,500
Thomson Corp. 5.700% 10/01/14	930,000	1,051,363
Time Warner Cable, Inc. 7.500% 4/01/14	460,000	531,069

		3,547,137

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	372,170

Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,080,000	1,179,900
Teck Resources Ltd. 7.000% 9/15/12	250,000	264,749
Teck Resources Ltd. 10.750% 5/15/19	325,000	413,563

	Principal Amount	Value
Vale Overseas Ltd. 6.250% 1/23/17	$535,000	$615,211

		2,473,423

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	250,000	269,202
Xerox Corp. 5.500% 5/15/12	280,000	290,355

		559,557

Office Furnishings — 0.2%
Steelcase, Inc. 6.500% 8/15/11	1,210,000	1,212,061

Oil & Gas — 1.1%
Anadarko Petroleum Corp. 6.375% 9/15/17	960,000	1,131,686
Cenovus Energy, Inc. 4.500% 9/15/14	650,000	712,067
Noble Holding International Ltd. 7.375% 3/15/14	735,000	843,332
PetroBakken Energy Ltd., Convertible (b) 3.125% 2/08/16	600,000	565,500
Petrobras International Finance Co. 3.875% 1/27/16	480,000	497,739
Rowan Cos., Inc. 5.000% 9/01/17	700,000	761,494
Tesoro Corp. 6.500% 6/01/17	400,000	410,000
Valero Energy Corp. 4.500% 2/01/15	440,000	477,910

		5,399,728

Oil & Gas Services — 0.2%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	970,000	970,000

Packaging & Containers — 0.5%
Packaging Corporation of America 5.750% 8/01/13	1,400,000	1,503,457
Sealed Air Corp. (a) 5.625% 7/15/13	1,200,000	1,261,241

		2,764,698

Pharmaceuticals — 0.6%
Abbott Laboratories 5.600% 11/30/17	1,660,000	1,965,878
Express Scripts, Inc. 6.250% 6/15/14	900,000	1,011,386
Mylan, Inc. (a) 7.625% 7/15/17	275,000	301,813

		3,279,077

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.4%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	$140,000	$141,917
DCP Midstream LLC (a) 9.750% 3/15/19	25,000	33,281
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	1,000,000	1,058,815
Enogex LLC (a) 6.875% 7/15/14	930,000	1,029,608
Enterprise Products Operating LP 3.200% 2/01/16	225,000	232,451
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	301,177
Kinder Morgan Energy Partners LP 6.000% 2/01/17	175,000	201,526
Kinder Morgan Finance Co. ULC (a) 6.000% 1/15/18	1,400,000	1,452,500
NGPL PipeCo LLC (a) 6.514% 12/15/12	950,000	1,002,150
ONEOK Partners LP 3.250% 2/01/16	225,000	234,195
Southern Natural Gas Co. (a) 5.900% 4/01/17	420,000	484,427
Texas Eastern Transmission LP (a) 6.000% 9/15/17	275,000	323,088
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	644,834

		7,139,969

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	350,000	355,912

Real Estate Investment Trusts (REITS) — 0.1%
Brandywine Operating Partners LP 4.950% 4/15/18	450,000	467,023
Senior Housing Properties Trust 8.625% 1/15/12	175,000	180,015
Simon Property Group LP 4.200% 2/01/15	100,000	107,572

		754,610

Retail — 0.2%
J.C. Penney Corp., Inc. 7.950% 4/01/17	200,000	226,500
Lowe’s Cos., Inc. 5.600% 9/15/12	425,000	449,215
Nordstrom, Inc. 6.750% 6/01/14	150,000	172,280

		847,995

Savings & Loans — 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	665,000	716,988

	Principal Amount	Value
Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	$940,000	$1,002,275

Telecommunications — 2.0%
American Tower Corp. 4.500% 1/15/18	1,050,000	1,092,835
AT&T, Inc. 4.850% 2/15/14	1,000,000	1,088,182
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	735,000	835,937
CenturyLink, Inc. 5.500% 4/01/13	390,000	408,881
Embarq Corp. 6.738% 6/01/13	2,470,000	2,671,764
Embarq Corp. 7.082% 6/01/16	35,000	40,041
Rogers Communications, Inc. 5.500% 3/15/14	260,000	287,645
Rogers Communications, Inc. 6.375% 3/01/14	450,000	508,931
Telecom Italia Capital 6.175% 6/18/14	535,000	557,416
Telefonica Emisiones SAU 3.992% 2/16/16	700,000	702,992
Verizon Communications, Inc. 8.750% 11/01/18	540,000	723,959
Virgin Media Secured Finance PLC 6.500% 1/15/18	860,000	946,000
Windstream Corp. 7.875% 11/01/17	535,000	571,781

		10,436,364

Transportation — 0.4%
Asciano Finance (a) 5.000% 4/07/18	400,000	417,708
Bristow Group, Inc. 7.500% 9/15/17	1,255,000	1,314,613
Canadian National Railway Co. 5.850% 11/15/17	245,000	287,183
Ryder System, Inc. 5.000% 6/15/12	225,000	232,811

		2,252,315

Trucking & Leasing — 0.6%
GATX Corp. 3.500% 7/15/16	1,850,000	1,927,898
GATX Corp. 4.750% 5/15/15	150,000	161,611

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GATX Corp. 8.750% 5/15/14	$695,000	$815,149

		2,904,658

TOTAL CORPORATE DEBT (Cost $126,191,185)		135,748,012

MUNICIPAL OBLIGATIONS — 0.7%
Access Group, Inc., Delaware VRN 0.349% 9/01/37	400,000	357,000
North Carolina State Education Assistance Authority FRN 1.212% 1/26/26	800,000	787,888
North Carolina State Education Assistance Authority Student Loan Revenue Bonds 0.823% 1/25/21	831,960	830,578
State of California 5.950% 4/01/16	245,000	276,990
State of Illinois 5.365% 3/01/17	1,200,000	1,269,468

		3,521,924

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,430,125)		3,521,924

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.1%
Automobile ABS — 3.6%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	485,274	485,456
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2 0.840% 11/10/14	400,000	399,625
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2 0.900% 9/08/14	625,000	625,744
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	669,827	670,630
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	379,383	379,489
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.326% 8/20/13	675,000	663,008
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (a) 0.466% 7/20/12	875,000	861,811

	Principal Amount	Value
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	$441,950	$442,247
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.937% 9/15/21	1,083,270	1,090,117
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.187% 12/15/20	804,075	808,544
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	456,924	457,278
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	1,550,000	1,548,026
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	447,386	447,714
Ford Credit Auto Owner Trust, Series 2011-B, Class A2 0.680% 1/15/14	1,000,000	1,000,325
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	958,637	958,853
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	785,322	785,077
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	371,860	372,448
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	214,732	215,121
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	695,918	696,276
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	1,000,000	1,007,993
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	925,000	925,105
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	765,000	764,529
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	560,026	560,629
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	459,374	460,275

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 8/15/12	$338,034	$338,192
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	794,562	795,380
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	197,571	197,676
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.737% 3/15/18	371,824	373,398

		18,330,966

Commercial MBS — 6.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.731% 2/10/51	2,000,000	2,169,062
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	1,265,000	1,353,201
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	811,139
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,034,684	1,043,157
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	513,457
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	1,000,000	1,008,184
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	700,000	762,028
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,100,000	1,192,015
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.759% 9/11/38	900,000	940,481
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	636,286	639,414

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.776% 6/10/46	$400,000	$413,634
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.815% 12/10/49	1,125,000	1,234,576
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	850,000	899,052
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.207% 2/15/41	1,350,000	957,263
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 6/10/16	525,000	530,166
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	941,544	976,722
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	500,000	518,668
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	1,000,000	1,025,999
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 5/15/16	250,000	252,230
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.217% 5/15/41	1,375,000	1,478,210
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,289,030
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	250,000	269,963
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, VRN 5.220% 11/12/37	1,200,000	1,319,387
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	1,047,643
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	880,981

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/16	$650,000	$658,562
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	1,217,165	1,259,375
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,732,535	1,774,744
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.279% 1/11/43	625,000	716,947
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.978% 8/15/39	450,000	476,057
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.978% 8/15/39	750,000	821,764
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,522,336
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	401,884
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	489,549

		31,646,880

Home Equity ABS — 2.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.457% 8/25/35	452,832	426,446
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.557% 11/25/34	565,941	527,349
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.627% 6/25/35	680,000	590,647
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.772% 8/28/44	179,322	165,959
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 0.547% 9/25/35	426,921	385,915
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.567% 11/25/35	632,058	609,750
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.617% 4/25/35	472,098	453,958

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.717% 1/25/35	$166,799	$162,827
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.777% 12/25/34	154,433	139,328
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.237% 1/25/37	166,732	164,678
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.287% 5/25/36	134,712	132,275
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.297% 7/25/36	279,335	271,401
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.597% 12/25/33	263,299	241,692
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.417% 9/25/34	337,732	315,638
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.427% 1/25/36	428,782	404,271
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.567% 9/25/35	914,775	881,532
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.617% 4/25/35	422,306	376,706
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.357% 8/25/36	439,147	377,914
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.657% 8/25/35	400,000	334,469
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.687% 2/25/35	594,137	571,651
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 (a) 0.922% 6/28/35	490,834	454,646
Morgan Stanley Capital Inc., Series 2006-HE5, Class A2B FRN 0.287% 8/25/36	629,460	626,872
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.637% 3/25/35	425,000	310,545
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	1,624	1,560

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.567% 8/25/35	$774,493	$710,558
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.687% 3/25/35	525,000	454,580
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.537% 6/25/35	512,358	495,819
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.377% 3/25/36	587,075	547,015
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.437% 1/25/36	315,613	290,791
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2B FRN 0.287% 12/25/36	554,174	548,514
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.527% 3/25/36	558,657	512,705
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.547% 8/25/35	322,635	296,730
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.587% 8/25/35	525,000	422,139

		13,206,880

Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.445% 7/07/30	434,528	394,219

Other ABS — 1.8%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	595,227	612,358
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.367% 8/18/21	272,203	253,830
CNH Equipment Trust, Series 2010-C, Class A2 0.830% 4/15/13	700,000	700,426
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 0.987% 12/15/15	800,000	805,112
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	500,000	500,046
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	500,000	500,514

	Principal Amount	Value
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.435% 6/02/17	$575,000	$569,704
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	875,000	875,105
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (c) 0.847% 6/20/14	1,600,000	1,174,880
PFS Financing Corp., Series 2009-D, Class A FRN (a) 1.987% 2/15/14	1,300,000	1,306,617
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	296,061	294,018
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.440% 5/15/20	502,167	482,080
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B (a) 2.685% 7/15/21	1,175,000	1,175,000

		9,249,690

Student Loans ABS — 4.2%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.427% 9/25/25	602,737	600,504
Access Group, Inc., Series 2003-1, Class A2 FRN 0.507% 12/27/16	177,549	177,070
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.256% 3/28/17	566,682	561,720
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.578% 1/25/47	1,075,000	919,125
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.547% 12/15/17	400,906	400,840
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.687% 3/15/32	1,250,000	1,241,800
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.687% 12/15/32	1,200,000	1,186,128
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.287% 5/25/22	562,129	528,415
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.217% 3/25/25	193,189	192,779

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.227% 1/27/25	$437,379	$435,178
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.297% 3/25/26	960,785	941,516
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.337% 2/25/26	116,865	116,556
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.387% 9/25/25	1,116,743	1,109,395
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.774% 2/25/39	150,000	130,688
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 1.090% 2/25/39	100,000	91,120
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.427% 5/25/27	762,838	744,819
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.987% 4/25/46	441,631	442,123
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.353% 10/28/26	803,677	793,858
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.423% 4/28/17	711,000	709,722
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.444% 11/28/23	194,121	192,828
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.369% 1/15/19	728,796	720,210
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.297% 9/15/20	237,807	235,736
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.343% 7/25/22	259,495	258,766
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.837% 3/15/38	412,300	345,792
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.897% 6/15/38	510,800	429,376
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.897% 12/15/38	916,101	763,486

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.637% 12/15/16	$325,000	$324,898
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.640% 12/15/16	250,000	249,922
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.640% 12/15/16	950,000	949,703
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.676% 12/15/16	2,000,000	1,999,375
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.837% 12/15/17	595,796	598,808
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.340% 12/17/46	350,000	280,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.443% 10/28/28	295,196	289,713
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.703% 1/25/21	1,118,656	1,116,508
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.437% 5/25/30	1,382,583	1,369,575

		21,448,052

WL Collateral CMO — 1.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.935% 8/25/34	278,110	245,039
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.774% 2/25/34	47,212	42,224
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.298% 9/25/33	25,501	19,911
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.668% 8/25/34	52,116	47,346
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.377% 1/19/38	889,128	575,118
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.297% 5/25/37	894,645	426,848
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.648% 8/25/34	144,413	104,975
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.467% 6/25/36	398,314	385,273

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.437% 8/25/36	$312,841	$241,809
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.541% 2/25/34	418,015	395,541
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.595% 7/25/33	9,734	9,070
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.208% 2/25/34	20,966	19,861
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	1,164	1,062
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	1,239,136	1,234,675
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	2,082,402	2,092,814
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.367% 6/25/46	1,556,789	582,592
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.701% 3/25/34	88,585	76,144
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.663% 4/25/44	244,482	190,249

		6,690,551

WL Collateral PAC — 0.3%
Structured Asset Securities Corp., Series 2006-BC4, Class A2 FRN 0.237% 12/25/36	425,991	420,633
Structured Asset Securities Corp., Series 2006-GEL4, Class A1 FRN (a) 0.307% 10/25/36	114,871	114,025
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.437% 11/25/37	685,023	644,192
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.750% 6/25/32	92,776	71,626

		1,250,476

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $103,580,335)		102,217,714

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 18.4%
Pass-Through Securities — 18.4%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.514% 3/01/37	$1,078,818	$1,137,043
Pool #E00856 7.500% 6/01/15	7,752	8,358
Federal Home Loan Mortgage Corp. TBA Pool #3050 4.000% 11/01/39 (d)	4,775,000	4,833,755
Pool #7996 4.500% 4/01/39 (d)	14,992,000	15,576,454
Federal National Mortgage Association Pool #775539 2.361% 5/01/34	309,536	322,212
Pool #725692 2.408% 10/01/33	323,924	339,604
Pool #888586 2.683% 10/01/34	707,290	740,484
Pool #684154 5.500% 2/01/18	33,672	36,474
Pool #702331 5.500% 5/01/18	447,069	484,267
Pool #725796 5.500% 9/01/19	2,563,117	2,782,785
Pool #844564 5.500% 12/01/20	546,505	594,709
Federal National Mortgage Association TBA Pool #7170 4.000% 4/01/24 (d)	20,383,000	21,363,932
Pool #6631 4.000% 11/01/39 (d)	10,025,000	10,150,312
Pool #11673 4.500% 3/01/21 (d)	22,666,000	24,107,417
Pool #16354 4.500% 4/01/39 (d)	2,847,000	2,961,992
Pool #28970 5.000% 9/01/36 (d)	8,030,000	8,543,167
Government National Mortgage Association Pool #507545 7.500% 8/15/29	37,220	43,181

		94,026,146

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $93,279,942)		94,026,146

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds & Notes — 6.5%
U.S. Treasury Note 0.500% 5/31/13	3,255,000	3,264,091
U.S. Treasury Note 0.625% 7/15/14	10,120,000	10,142,533

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.875% 9/30/17	$320,000	$321,025
U.S. Treasury Note 2.625% 8/15/20	19,260,000	19,202,821

		32,930,470

TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,968,950)		32,930,470

TOTAL BONDS & NOTES (Cost $358,450,537)		368,444,266

TOTAL LONG-TERM INVESTMENTS (Cost $358,450,537)		368,444,266

SHORT-TERM INVESTMENTS — 44.4%
Commercial Paper — 44.4%
The Allstate Corp. (a) 0.000% 9/06/11	10,500,000	10,496,232
Bacardi USA, Inc. 0.330% 8/18/11	7,680,000	7,678,662
BAE Systems Holdings, Inc. (a) 0.330% 8/22/11	3,900,000	3,899,178
BAE Systems Holdings, Inc. (a) 0.330% 9/01/11	6,000,000	5,998,185
BMW US Capital LLC (a) 0.370% 8/01/11	7,000,000	6,999,856
BMW US Capital LLC (a) 0.370% 8/11/11	4,000,000	3,999,507
Comcast Corp. (a) 0.370% 10/13/11	5,330,000	5,325,891
Comcast Corp. (a) 0.370% 10/18/11	5,000,000	4,995,889
Daimler Finance North America LLC (a) 0.350% 8/01/11	9,000,000	8,999,825
Daimler Finance North America LLC (a) 0.380% 9/07/11	1,085,000	1,084,553
Deutsche Telekom 0.390% 8/02/11	10,000,000	9,999,675
Duke Energy Corp. (a) 0.330% 9/14/11	10,930,000	10,925,391
Elsevier Finance SA (a) 0.370% 10/04/11	10,000,000	9,993,217
Enbridge Energy Partners, LP (a) 0.330% 8/11/11	3,555,000	3,554,609
ERAC USA Finance Co. (a) 0.650% 11/15/11	8,828,000	8,810,785
Exelon Corp. (a) 0.450% 10/25/11	11,000,000	10,988,038
Johnson Controls, Inc. (a) 0.340% 8/11/11	3,325,000	3,324,623

	Principal Amount	Value
Natexis Banques Populaires U.S. 0.420% 11/07/11	$7,000,000	$6,991,833
National Grid USA (a) 0.450% 11/04/11	10,100,000	10,087,754
Omnicom Capital, Inc. (a) 0.330% 8/30/11	11,000,000	10,996,874
ONEOK, Inc. (a) 0.350% 8/29/11	5,625,000	5,623,359
Pacific Gas & Electric Co. (a) 0.310% 8/10/11	4,650,000	4,649,560
Pacific Gas & Electric Co. (a) 0.330% 8/17/11	2,195,000	2,194,638
Pall Corp. (a) 0.320% 8/15/11	9,000,000	8,998,720
Royal Bank of Scotland Group (a) 0.420% 11/14/11	5,070,000	5,063,671
Santander Holdings USA, Inc. (a) 0.400% 8/03/11	1,000,000	999,956
Societe Generale North America, Inc. 0.360% 11/10/11	6,200,000	6,193,614
South Carolina Electric & Gas 0.310% 8/17/11	4,450,000	4,449,310
Stanley Black & Decker, Inc. (a) 0.330% 8/04/11	4,345,000	4,344,801
Tesco PLC (a) 0.330% 8/23/11	4,000,000	3,999,120
Tesco PLC (a) 0.370% 8/22/11	7,000,000	6,998,345
United Healthcare Co. (a) 0.400% 10/24/11	11,000,000	10,989,489
Volkswagen Group of America, Inc. (a) 0.340% 8/22/11	9,000,000	8,998,045
Wellpoint, Inc. (a) 0.310% 8/16/11	3,310,000	3,309,515
Xcel Energy, Inc. (a) 0.350% 8/16/11	4,000,000	3,999,339

		225,962,059

TOTAL SHORT-TERM INVESTMENTS (Cost $225,962,059)		225,962,059

TOTAL INVESTMENTS — 116.7% (Cost $584,412,596) (e)		594,406,325

Other Assets/(Liabilities) — (16.7)%		(85,220,301)

NET ASSETS — 100.0%		$509,186,024

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $241,499,125 or 47.43% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2011, these securities amounted to a value of $565,500 or 0.11% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At July 31, 2011, these securities amounted to a value of $1,174,880 or 0.23% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 116.4%

CORPORATE DEBT — 2.5%
Chemicals — 0.3%
The Dow Chemical Co. FRN 2.518% 8/08/11	$1,000,000	$1,000,328

Diversified Financial — 0.5%
General Electric Capital Corp. 3.500% 8/13/12	575,000	592,240
HSBC Finance Corp. FRN 0.478% 8/09/11	800,000	800,028

		1,392,268

Environmental Controls — 0.2%
Republic Services, Inc. 6.750% 8/15/11	620,000	621,127

Insurance — 0.6%
Berkshire Hathaway, Inc. FRN 0.696% 2/11/13	1,700,000	1,711,101
MetLife Global Funding I (a) 2.875% 9/17/12	250,000	255,405

		1,966,506

Office Equipment/Supplies — 0.2%
Xerox Corp. 6.875% 8/15/11	600,000	601,258

Oil & Gas — 0.2%
Shell International Finance BV 1.300% 9/22/11	750,000	751,208

Pipelines — 0.3%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	305,000	309,176
Transcontinental Gas Pipe Line Corp. Series B 7.000% 8/15/11	570,000	571,227

		880,403

Telecommunications — 0.2%
Telefonica Emisiones SAU FRN 0.603% 2/04/13	725,000	712,344

TOTAL CORPORATE DEBT (Cost $8,024,846)		7,925,442

MUNICIPAL OBLIGATIONS — 0.1%
Municipal — 0.1%
North Carolina State Education Assistance Authority Student Loan Revenue Bonds 0.823% 1/25/21	407,403	406,727

TOTAL MUNICIPAL OBLIGATIONS (Cost $406,846)		406,727

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.2%
Automobile ABS — 3.8%
Ally Auto Receivables Trust, Series 2010-4, Class A2 0.710% 2/15/13	$622,705	$622,803
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	284,471	284,577
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2 0.840% 6/09/14	1,200,000	1,200,144
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	358,836	359,266
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2 1.220% 10/08/13	10,468	10,487
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	256,084	256,155
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.326% 8/20/13	700,000	687,564
Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A (a) 9.310% 10/20/13	450,000	485,907
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	284,111	284,302
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.937% 9/15/21	637,217	641,245
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.187% 12/15/20	516,048	518,916
Daimler Chrysler Auto Trust, Series 2008-B, Class A4A 5.320% 11/10/14	826,166	836,227
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	266,208	266,414
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	223,693	223,857
Ford Credit Auto Owner Trust, Series 2011-B, Class A2 0.680% 1/15/14	600,000	600,195
Ford Credit Auto Owner Trust, Series 2010-A, Class A2 0.720% 9/15/12	28,471	28,474
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	512,759	512,875

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	$421,392	$421,261
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	239,910	240,289
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	135,202	135,446
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	372,813	373,005
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	600,000	604,796
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	500,000	500,057
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	425,000	424,739
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	339,310	339,675
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 8/15/12	225,356	225,462
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	441,424	441,878
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	123,482	123,547
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.737% 3/15/18	218,720	219,646

		11,869,209

Home Equity ABS — 1.5%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.457% 8/25/35	237,461	223,624
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.637% 4/25/35	665,505	641,810
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.557% 11/25/34	283,243	263,928
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.772% 8/28/44	91,665	84,835
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.567% 11/25/35	263,357	254,062

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.617% 4/25/35	$248,154	$238,619
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.237% 1/25/37	90,615	89,499
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.417% 9/25/34	207,622	194,040
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF3, Class M1 FRN 0.587% 4/25/35	598,702	578,469
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.597% 11/25/35	475,000	437,113
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.687% 2/25/35	180,442	173,612
Morgan Stanley Capital Inc., Series 2006-HE5, Class A2B FRN 0.287% 8/25/36	292,689	291,486
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.567% 8/25/35	435,652	399,689
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.537% 6/25/35	261,914	253,459
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.377% 3/25/36	288,506	268,819
Securitized Asset-Backed Receivables LLC, Series 2005-FR5, Class A1A FRN 0.477% 8/25/35	47,639	47,078
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2B FRN 0.287% 12/25/36	256,221	253,604

		4,693,746

Other ABS — 1.7%
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.367% 8/18/21	143,022	133,368
CNH Equipment Trust, Series 2010-C, Class A2 0.830% 4/15/13	375,000	375,228
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 0.987% 12/15/15	400,000	402,556
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	300,000	300,028
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	650,000	650,668

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	$225,000	$225,027
National Collegiate Student Loan Trust, Series 2006-1, Class A2 FRN 0.327% 8/25/23	249,643	248,327
PFS Financing Corp., Series 2009-D, Class A FRN (a) 1.987% 2/15/14	1,000,000	1,005,090
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	171,404	170,221
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.440% 5/15/20	1,144,250	1,098,480
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B (a) 2.685% 7/15/41	700,000	700,000

		5,308,993

Student Loans ABS — 6.4%
Access Group, Inc., Series 2004-2, Class A1 FRN 0.343% 7/25/12	407,424	406,867
Access Group, Inc., Series 2002-1, Class A2 FRN 0.427% 9/25/25	381,323	379,911
Access Group, Inc., Series 2003-1, Class A2 FRN 0.507% 12/27/16	239,692	239,044
Access to Loans for Learning Student Loan Corp., Series 2003-IV, Class A6 FRN 0.443% 1/25/13	143,067	142,760
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.256% 3/28/17	382,894	379,540
College Loan Corp. Trust, Series 2005-1, Class A2 FRN 0.353% 7/25/24	289,000	286,633
College Loan Corp. Trust, Series 2005-2, Class A2 FRN 0.359% 10/15/21	252,748	249,566
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.578% 1/25/47	675,000	577,125
Collegiate Funding Services Education Loan Trust I, Series 2003-A, Class A2 FRN 0.546% 9/28/20	81,846	81,810
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.547% 12/15/17	470,965	470,889

	Principal Amount	Value
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.687% 3/15/32	$650,000	$645,736
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.687% 12/15/32	700,000	691,908
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.687% 12/15/42	325,000	314,438
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.287% 5/25/22	321,217	301,951
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.327% 5/25/23	400,000	381,327
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.611% 1/01/44	275,000	240,625
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.649% 1/01/44	200,000	175,000
Keycorp Student Loan Trust, Series 2005-A, Class 2A2 FRN 0.377% 3/27/24	129,473	127,410
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.513% 10/25/32	171,954	161,261
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.217% 3/25/25	108,411	108,181
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.227% 1/27/25	223,637	222,512
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.227% 6/25/25	463,492	460,843
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.297% 3/25/26	428,658	420,061
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.337% 2/25/26	70,560	70,374
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.387% 9/25/25	686,932	682,411
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.427% 5/25/27	516,037	503,848
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.987% 4/25/46	232,437	232,696
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.353% 10/28/26	497,514	491,436

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.423% 4/28/17	$699,150	$697,893
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.444% 11/28/23	110,926	110,188
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.369% 1/15/19	416,579	411,671
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.243% 10/25/18	22,118	22,097
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.273% 7/25/18	563	563
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.297% 9/15/20	133,172	132,012
SLM Student Loan Trust, Series 2006-A, Class A2 FRN 0.327% 12/15/20	137,647	137,287
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.333% 4/25/17	81,830	81,735
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.343% 4/25/22	117,994	117,835
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.343% 4/25/22	30,009	29,922
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.343% 7/25/22	545,428	543,896
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.363% 4/25/17	47,293	47,238
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.427% 3/15/19	474,012	472,774
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.447% 3/15/19	164,334	164,303
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.453% 1/25/16	105,789	105,449
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.467% 12/15/17	520,715	519,535
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.553% 1/25/15	137,681	137,716
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.753% 10/25/17	245,000	245,303

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-7, Class B FRN 0.817% 9/15/39	$796,514	$664,319
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.837% 3/15/38	267,995	224,765
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.897% 6/15/38	314,339	264,231
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.897% 12/15/38	624,614	520,559
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.676% 12/15/16	2,325,000	2,324,273
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.837% 12/15/17	385,515	387,464
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.687% 9/15/39	550,000	445,500
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.373% 7/28/26	262,005	256,661
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.443% 10/28/28	194,208	190,600
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.703% 1/25/21	580,044	578,930
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.437% 5/25/30	828,030	820,240

		20,101,122

WL Collateral CMO — 0.6%
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.467% 6/25/36	208,886	202,046
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	728,904	726,280
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 7/17/56	1,151,967	1,157,727

		2,086,053

WL Collateral PAC — 0.2%
Structured Asset Securities Corp., Series 2006-BC3, Class A2 FRN 0.237% 10/25/36	19,960	19,915
Structured Asset Securities Corp., Series 2006-BC4, Class A2 FRN 0.237% 12/25/36	243,424	240,362

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.437% 11/25/37	$336,693	$316,624

		576,901

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $44,761,827)		44,636,024

U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Bonds & Notes — 99.6%
U.S. Treasury Inflation Index (b) 0.125% 4/15/16	7,070,658	7,389,679
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	8,097,344	8,581,818
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	6,673,873	6,901,326
U.S. Treasury Inflation Index 0.625% 7/15/21	6,356,294	6,519,690
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	15,291,325	16,493,511
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	7,161,113	7,662,827
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	15,094,745	16,554,218
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	6,488,977	7,251,229
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	9,060,777	10,051,946
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	10,687,140	11,753,316
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	7,519,887	8,494,558
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	8,872,928	9,967,070
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	9,015,106	9,611,678
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	10,363,532	11,607,155
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	6,923,366	7,991,123
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	12,455,950	13,522,257
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	14,127,132	15,554,321
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	8,904,615	10,077,408
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	8,170,625	9,487,934
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	7,879,405	9,218,362
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	5,841,622	6,897,677

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	$7,054,571	$8,341,152
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	7,879,130	9,183,323
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	12,695,247	15,423,534
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	5,589,480	6,800,582
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	8,387,925	9,793,583
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	7,679,527	9,536,053
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	8,298,599	9,889,699
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	2,742,151	3,899,613
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	9,775,150	13,680,322
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	10,352,412	15,108,051

		313,245,015

TOTAL U.S. TREASURY OBLIGATIONS (Cost $284,634,347)		313,245,015

TOTAL BONDS & NOTES (Cost $337,827,866)		366,213,208

TOTAL LONG-TERM INVESTMENTS (Cost $337,827,866)		366,213,208

SHORT-TERM INVESTMENTS — 66.8%
Commercial Paper — 66.6%
The Allstate Corp. (a) 0.340% 9/06/11	7,500,000	7,497,308
Avon Capital Corp. (a) 0.300% 8/19/11	3,700,000	3,699,383
Bacardi USA, Inc. 0.330% 8/04/11	4,400,000	4,399,798
BAE Systems Holdings, Inc. (a) 0.310% 8/16/11	450,000	449,934
BAE Systems Holdings, Inc. (a) 0.350% 9/09/11	4,000,000	3,998,406
BMW US Capital LLC (a) 0.370% 9/26/11	4,175,000	4,172,511
Carnival Corp. (a) 0.310% 8/01/11	4,450,000	4,449,923
Centrica PLC (a) 0.310% 8/05/11	3,430,000	3,429,823
Comcast Corp. (a) 0.370% 10/13/11	2,255,000	2,253,262

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. (a) 0.370% 10/18/11	$2,250,000	$2,248,150
Daimler Finance North America LLC (a) 0.370% 9/08/11	450,000	449,815
Daimler Finance North America LLC (a) 0.380% 9/06/11	4,000,000	3,998,396
Danske Corp. (a) 0.340% 11/08/11	7,425,000	7,417,917
Deutsche Telekom 0.390% 8/02/11	4,500,000	4,499,854
Devon Energy Corp. (a) 0.500% 9/20/11	4,000,000	3,997,111
Dominion Resources, Inc. (a) 0.370% 10/20/11	4,500,000	4,496,208
Duke Energy Corp. (a) 0.330% 8/11/11	2,600,000	2,599,714
Duke Energy Corp. (a) 0.330% 9/19/11	2,000,000	1,999,065
Elsevier Finance SA (a) 0.360% 10/11/11	4,600,000	4,596,642
Enbridge Energy Partners, LP (a) 0.330% 8/11/11	4,600,000	4,599,494
ERAC USA Finance Co. (a) 0.420% 8/16/11	450,000	449,911
ERAC USA Finance Co. (a) 0.650% 9/28/11	4,000,000	3,995,667
Exelon Corp. (a) 0.450% 10/21/11	4,500,000	4,495,331
Harris Corp. 0.290% 8/03/11	4,000,000	3,999,871
Johnson Controls, Inc. (a) 0.340% 8/11/11	4,450,000	4,449,496
Kinder Morgan Energy (a) 0.320% 8/01/11	4,500,000	4,499,920
National Grid USA (a) 0.500% 12/05/11	4,500,000	4,492,000
Natixis US Finance Co. LLC 0.340% 8/18/11	3,000,000	2,999,462
Natixis US Finance Co. LLC 0.390% 8/03/11	4,250,000	4,249,816
NextEra Energy Capital Holdings, Inc. 0.310% 8/08/11	7,500,000	7,499,419
OGE Energy Corp. (a) 0.290% 8/01/11	7,000,000	6,999,887
Omnicom Capital, Inc. (a) 0.330% 8/17/11	4,600,000	4,599,241
Oneok, Inc. (a) 0.320% 8/25/11	4,000,000	3,999,076
Pacific Gas & Electric Co. (a) 0.310% 8/10/11	2,250,000	2,249,787
Potash Corp. of Saskatchewan, Inc. (a) 0.330% 8/09/11	4,450,000	4,449,592
Reckitt Benckiser PLC (a) 0.380% 9/26/11	5,000,000	4,996,939

	Principal Amount	Value
Reckitt Benckiser PLC (a) 0.420% 11/18/11	$2,300,000	$2,297,022
Royal Bank of Scotland Group (a) 0.300% 9/06/11	7,000,000	6,997,783
Ryder System, Inc. 0.320% 9/06/11	4,600,000	4,598,446
Societe Generale North America, Inc. 0.320% 11/01/11	2,300,000	2,298,078
Societe Generale North America, Inc. 0.330% 10/06/11	500,000	499,688
Societe Generale North America, Inc. 0.350% 9/08/11	4,600,000	4,598,211
South Carolina Electric & Gas 0.310% 8/08/11	4,600,000	4,599,643
Southern California Edison Co., (a) 0.350% 9/26/11	7,650,000	7,645,686
Stanley Black & Decker, Inc. (a) 0.330% 8/08/11	4,450,000	4,449,633
Tesco PLC (a) 0.340% 8/22/11	4,500,000	4,499,023
United Healthcare Co. (a) 0.400% 10/03/11	7,000,000	6,994,944
Verizon Communications, Inc. (a) 0.300% 10/17/11	7,500,000	7,495,062
Verizon Communications, Inc. (a) 0.370% 8/09/11	300,000	299,969
VW Credit, Inc. (a) 0.360% 9/06/11	1,000,000	999,620
Wellpoint, Inc. (a) 0.290% 9/08/11	500,000	499,839
Wellpoint, Inc. (a) 0.300% 10/20/11	1,350,000	1,349,078
WellPoint, Inc. (a) 0.320% 8/10/11	5,800,000	5,799,433

		209,599,287

Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/29/11, 0.010%, due 8/01/11 (c)	538,995	538,995

TOTAL SHORT-TERM INVESTMENTS (Cost $210,138,282)		210,138,282

TOTAL INVESTMENTS — 183.2% (Cost $547,966,148) (d)		576,351,490

Other Assets/(Liabilities) — (83.2)%		(261,820,035)

NET ASSETS — 100.0%		$314,531,455

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
PAC	Planned Amortization Class
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $180,445,555 or 57.37% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $538,996. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $552,777.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.0%

CORPORATE DEBT — 35.5%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$2,405,000	$2,816,512

Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,596,240
Goodrich Corp. 6.125% 3/01/19	595,000	691,148
L-3 Communications Corp. 4.750% 7/15/20	105,000	107,982
L-3 Communications Corp. 6.375% 10/15/15	3,124,000	3,206,005
Lockheed Martin Corp. 5.500% 11/15/39	240,000	253,269
United Technologies Corp. 6.125% 7/15/38	465,000	549,153

		6,403,797

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	225,000	269,730

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	281,990	103,631

Banks — 2.4%
Associated Banc-Corp 5.125% 3/28/16	2,000,000	2,119,800
Bank of America Corp. 3.625% 3/17/16	1,870,000	1,877,620
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,045,313
Bank of America Corp. 5.625% 7/01/20	10,000	10,391
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,662,838
Bank of America Corp. Series L 5.650% 5/01/18	300,000	317,477
Barclays Bank PLC 5.200% 7/10/14	700,000	757,721
Barclays Bank PLC 6.750% 5/22/19	1,300,000	1,467,487
Capital One Financial Corp. 2.125% 7/15/14	850,000	853,998
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,057,478
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,095,694
Credit Suisse New York 5.500% 5/01/14	585,000	644,510

	Principal Amount	Value
Deutsche Bank AG 3.250% 1/11/16	$2,700,000	$2,761,925
First Horizon National Corp. 5.375% 12/15/15	1,900,000	2,049,562
HSBC Holdings PLC 6.500% 9/15/37	1,995,000	2,072,552
ICICI Bank Ltd (a) 4.750% 11/25/16	1,300,000	1,318,925
ICICI Bank Ltd. (a) 5.500% 3/25/15	1,880,000	1,985,227
PNC Funding Corp. 4.375% 8/11/20	2,600,000	2,692,552
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	1,450,000	1,522,419
UBS AG 5.750% 4/25/18	1,500,000	1,642,932
Wachovia Bank NA 6.600% 1/15/38	690,000	796,499
Wachovia Corp. 5.300% 10/15/11	1,683,000	1,697,332
Wachovia Corp. 5.750% 6/15/17	220,000	250,274
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,160,278
Wells Fargo & Co. 5.625% 12/11/17	575,000	653,245

		34,514,049

Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	1,269,000	1,438,540
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	119,000	141,918

		1,580,458

Building Materials — 0.7%
CRH America, Inc. 8.125% 7/15/18	230,000	275,740
Lafarge SA (a) 5.850% 7/09/15	3,300,000	3,540,167
Masco Corp. 4.800% 6/15/15	2,510,000	2,537,387
Masco Corp. 7.125% 8/15/13	1,250,000	1,340,175
Masco Corp. 7.125% 3/15/20	1,000,000	1,029,815
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,518,056

		10,241,340

Chemicals — 1.0%
Airgas, Inc. 4.500% 9/15/14	1,365,000	1,469,647

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ashland, Inc. 9.125% 6/01/17	$835,000	$947,725
Braskem Finance Ltd. (a) 5.750% 4/15/21	1,350,000	1,377,000
Cytec Industries, Inc. 8.950% 7/01/17	450,000	570,030
The Dow Chemical Co. 7.600% 5/15/14	170,000	198,160
The Dow Chemical Co. 8.550% 5/15/19	375,000	495,410
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	160,000	189,874
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,815,000	1,881,014
Lyondell Chemical Co. (a) 8.000% 11/01/17	2,490,000	2,813,700
Praxair, Inc. 5.250% 11/15/14	545,000	615,212
Rohm & Haas Co. 7.850% 7/15/29	1,000,000	1,266,287
RPM International, Inc. 6.250% 12/15/13	2,100,000	2,293,290
Valspar Corp. 7.250% 6/15/19	650,000	777,604

		14,894,953

Coal — 0.1%
Consol Energy, Inc. 8.250% 4/01/20	850,000	945,625

Commercial Services — 0.3%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,462,014
Deluxe Corp. 7.375% 6/01/15	500,000	515,000
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	1,970,000	2,014,325
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	391,956

		4,383,295

Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	230,000	243,800
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	124,919
HP Enterprise Services LLC Series B 6.000% 8/01/13	1,646,000	1,806,197
International Business Machines Corp. 5.600% 11/30/39	825,000	914,643

		3,089,559

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	309,147

	Principal Amount	Value
Diversified Financial — 5.7%
American Express Co. 6.150% 8/28/17	$1,060,000	$1,222,512
American Express Co. 7.250% 5/20/14	715,000	823,991
American Express Co. 8.125% 5/20/19	610,000	783,068
American General Finance Corp. 6.500% 9/15/17	1,155,000	1,051,050
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,828,697
BlackRock, Inc. 5.000% 12/10/19	525,000	569,586
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,272,962
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	623,528
Citigroup, Inc. 4.750% 5/19/15	590,000	632,924
Citigroup, Inc. 5.375% 8/09/20	1,545,000	1,649,827
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,117,641
Citigroup, Inc. 5.500% 2/15/17	2,495,000	2,653,879
Citigroup, Inc. 5.875% 5/29/37	1,175,000	1,190,240
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,243,602
Citigroup, Inc. 8.125% 7/15/39	225,000	290,258
Citigroup, Inc. 8.500% 5/22/19	815,000	1,024,188
Eaton Vance Corp. 6.500% 10/02/17	485,000	571,251
Ford Motor Credit Co. LLC 5.875% 8/02/21	1,900,000	1,924,926
Ford Motor Credit Co. LLC 8.700% 10/01/14	3,100,000	3,559,132
General Electric Capital Corp. 2.800% 1/08/13	1,985,000	2,036,360
General Electric Capital Corp. 4.625% 1/07/21	2,500,000	2,571,540
General Electric Capital Corp. 5.300% 2/11/21	2,000,000	2,131,882
General Electric Capital Corp. 5.500% 1/08/20	600,000	658,763
General Electric Capital Corp. 5.900% 5/13/14	1,500,000	1,681,050
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	1,735,547
The Goldman Sachs Group, Inc. 3.625% 2/07/16	5,755,000	5,826,034

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.375% 3/15/20	$900,000	$933,354
The Goldman Sachs Group, Inc. 5.625% 1/15/17	6,240,000	6,672,750
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	462,697
The Goldman Sachs Group, Inc. 6.250% 2/01/41	750,000	754,336
HSBC Finance Corp. 5.900% 6/19/12	130,000	135,614
HSBC Finance Corp. 6.375% 10/15/11	669,000	676,704
Janus Capital Group, Inc. 6.700% 6/15/17	2,500,000	2,769,475
John Deere Capital Corp. 3.900% 7/12/21	1,500,000	1,548,332
JP Morgan Chase & Co. 3.450% 3/01/16	2,460,000	2,517,377
JP Morgan Chase & Co. 4.950% 3/25/20	2,125,000	2,234,231
Lazard Group LLC 6.850% 6/15/17	1,575,000	1,767,493
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,714,595
Merrill Lynch & Co., Inc. 5.450% 2/05/13	5,775,000	6,077,772
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	607,319
Morgan Stanley 3.800% 4/29/16	850,000	855,908
Morgan Stanley 4.200% 11/20/14	4,085,000	4,246,778
Morgan Stanley 5.450% 1/09/17	1,526,000	1,640,145
Morgan Stanley 5.625% 9/23/19	1,415,000	1,476,038
SLM Corp. 5.000% 10/01/13	2,129,000	2,208,135
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	543,422

		82,516,913

Electric — 2.1%
Allegheny Energy Supply Co. LLC (a) 8.250% 4/15/12	2,116,000	2,221,093
Ameren Corp. 8.875% 5/15/14	1,985,000	2,311,397
Carolina Power & Light Co. 6.125% 9/15/33	37,000	41,902
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	610,000	699,029
CMS Energy Corp. 2.750% 5/15/14	900,000	905,995

	Principal Amount	Value
CMS Energy Corp. 5.050% 2/15/18	$1,875,000	$1,961,721
CMS Energy Corp. 6.250% 2/01/20	1,055,000	1,151,233
CMS Energy Corp. 6.300% 2/01/12	67,000	68,506
IPALCO Enterprises, Inc. (a) 5.000% 5/01/18	2,200,000	2,183,445
Kansas Gas & Electric Co. 5.647% 3/29/21	1,445,180	1,560,707
Kiowa Power Partners LLC (a) 4.811% 12/30/13	518,599	523,433
MidAmerican Energy Co. 5.125% 1/15/13	69,000	73,186
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,525,000	1,682,333
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	389,347	397,134
Monongahela Power 6.700% 6/15/14	1,667,000	1,839,969
Nevada Power Co. Series L 5.875% 1/15/15	2,193,000	2,489,191
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,213,323
NRG Energy, Inc. 8.500% 6/15/19	1,175,000	1,222,000
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	89,343
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	169,344
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	871,386
PPL Energy Supply LLC 6.300% 7/15/13	1,900,000	2,066,763
Tenaska Oklahoma (a) 6.528% 12/30/14	797,481	806,604
TransAlta Corp. 6.650% 5/15/18	50,000	58,113
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	1,227,550	1,354,823
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,100,951
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,629,568

		30,692,492

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,852,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.3%
Amphenol Corp. 4.750% 11/15/14	$573,000	$627,795
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	764,298
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,308,585
Avnet, Inc. 5.875% 3/15/14	1,080,000	1,178,914

		3,879,592

Entertainment — 0.2%
International Game Technology 5.500% 6/15/20	750,000	789,552
Peninsula Gaming LLC 8.375% 8/15/15	1,555,000	1,644,412

		2,433,964

Environmental Controls — 0.2%
Republic Services, Inc. 3.800% 5/15/18	840,000	870,322
Republic Services, Inc. 5.000% 3/01/20	1,300,000	1,420,909
Republic Services, Inc. 5.250% 11/15/21	795,000	865,948
Republic Services, Inc. 6.750% 8/15/11	78,000	78,142

		3,235,321

Foods — 0.7%
ConAgra Foods, Inc. 6.750% 9/15/11	13,248	13,344
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,137,432
General Mills, Inc. 5.400% 6/15/40	65,000	68,566
Kellogg Co. 5.125% 12/03/12	2,700,000	2,856,821
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,720,168
Kraft Foods, Inc. 6.500% 2/09/40	550,000	643,155
The Kroger Co. 7.500% 1/15/14	830,000	950,429
Ralcorp Holdings, Inc. 4.950% 8/15/20	850,000	852,871
Ralcorp Holdings, Inc. 6.625% 8/15/39	1,600,000	1,642,982

		9,885,768

Forest Products & Paper — 0.4%
International Paper Co. 7.300% 11/15/39	820,000	942,289
International Paper Co. 9.375% 5/15/19	290,000	383,439

	Principal Amount	Value
The Mead Corp. 7.550% 3/01/47	$1,460,000	$1,502,755
Rock-Tenn Co. 5.625% 3/15/13	505,000	523,306
Rock-Tenn Co. 8.200% 8/15/11	1,891,000	1,893,364
Rock-Tenn Co. 9.250% 3/15/16	530,000	573,062
Verso Paper Holdings LLC 11.500% 7/01/14	630,000	669,375

		6,487,590

Health Care – Products — 0.5%
Beckman Coulter, Inc. 6.000% 6/01/15	1,010,000	1,170,806
Beckman Coulter, Inc. 7.000% 6/01/19	805,000	970,037
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	4,099,705
Boston Scientific Corp. 5.450% 6/15/14	91,000	99,836
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,082,664
Covidien International Finance SA 6.550% 10/15/37	95,000	116,094
Johnson & Johnson 5.850% 7/15/38	245,000	289,183

		7,828,325

Health Care – Services — 0.5%
Apria Healthcare Group, Inc. 11.250% 11/01/14	2,150,000	2,203,750
CIGNA Corp. 5.125% 6/15/20	650,000	703,953
HCA, Inc. 9.250% 11/15/16	1,100,000	1,173,562
Roche Holdings, Inc. (a) 6.000% 3/01/19	370,000	440,502
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	322,256
WellPoint, Inc. 4.350% 8/15/20	1,665,000	1,743,140

		6,587,163

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,339,666
Leucadia National Corp. 7.000% 8/15/13	636,000	680,520
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,972,740

		3,992,926

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	$750,000	$789,420

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	460,000	537,290

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	882,040

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	773,000	885,299

Insurance — 1.4%
Aflac, Inc. 8.500% 5/15/19	585,000	738,788
The Allstate Corp. 5.550% 5/09/35	875,000	890,371
The Allstate Corp. 7.450% 5/16/19	200,000	245,110
American International Group, Inc. 3.650% 1/15/14	325,000	334,599
Berkshire Hathaway, Inc. 3.200% 2/11/15	2,825,000	2,990,356
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,168,551
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,891,655
Lincoln National Corp. 4.300% 6/15/15	600,000	639,372
Lincoln National Corp. 6.300% 10/09/37	1,245,000	1,344,592
Lincoln National Corp. 7.000% 6/15/40	700,000	812,906
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,752,025
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	1,300,000	1,312,986
MetLife, Inc. Series A 6.817% 8/15/18	235,000	281,070
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	804,008
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,260,697
Prudential Financial, Inc. 4.500% 11/15/20	700,000	721,782
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,235,996
Prudential Financial, Inc. 6.200% 11/15/40	500,000	534,825

	Principal Amount	Value
The Travelers Cos., Inc. 6.250% 6/15/37	$775,000	$858,429

		20,818,118

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	1,765,000	1,981,228

Investment Companies — 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	1,023,000	1,151,927

Iron & Steel — 1.3%
AK Steel Corp. 7.625% 5/15/20	785,000	802,663
Allegheny Technologies, Inc. 5.950% 1/15/21	900,000	988,410
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	922,341
ArcelorMittal 3.750% 8/05/15	1,500,000	1,556,638
ArcelorMittal 5.250% 8/05/20	1,700,000	1,731,373
ArcelorMittal 9.000% 2/15/15	3,080,000	3,727,607
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,857,219
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,573,720
Steel Dynamics, Inc. 7.375% 11/01/12	3,975,000	4,198,594

		18,358,565

Lodging — 0.6%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,569,728
Marriott International, Inc. 5.810% 11/10/15	425,000	475,431
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,650,871
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	165,000	174,900
Wyndham Worldwide Corp. 6.000% 12/01/16	1,150,000	1,248,508
Wynn Las Vegas LLC 7.750% 8/15/20	1,100,000	1,215,500

		9,334,938

Machinery – Diversified — 0.2%
Roper Industries, Inc. 6.625% 8/15/13	2,355,000	2,606,632

Manufacturing — 0.5%
General Electric Co. 5.250% 12/06/17	1,145,000	1,290,047

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	$960,000	$1,166,914
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	1,000,000	1,164,510
Tyco Electronics Group SA 6.000% 10/01/12	1,215,000	1,286,046
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	1,313,477
Tyco International Finance SA 8.500% 1/15/19	800,000	1,038,145

		7,259,139

Media — 1.3%
CBS Corp. 4.300% 2/15/21	1,250,000	1,259,426
CBS Corp. 7.875% 7/30/30	970,000	1,184,920
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	121,000	135,077
Comcast Cable Communications Holdings, Inc. 9.800% 2/01/12	155,000	161,894
Comcast Corp. 6.400% 5/15/38	1,035,000	1,143,372
NBC Universal, Inc. (a) 5.150% 4/30/20	1,400,000	1,522,760
NBC Universal, Inc. (a) 6.400% 4/30/40	100,000	110,328
News America, Inc. 6.900% 8/15/39	525,000	566,415
Scholastic Corp. 5.000% 4/15/13	2,024,000	2,064,480
Thomson Corp. 5.700% 10/01/14	1,545,000	1,746,620
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	750,701
Time Warner Cable, Inc. 7.500% 4/01/14	1,345,000	1,552,800
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	301,166
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	478,073
Time Warner, Inc. 4.700% 1/15/21	900,000	942,440
Time Warner, Inc. 6.100% 7/15/40	950,000	1,006,749
Time Warner, Inc. 6.250% 3/29/41	2,200,000	2,382,974
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,397,144

		18,707,339

	Principal Amount	Value
Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	$400,000	$444,382

Mining — 0.4%
Alcoa, Inc. 5.400% 4/15/21	1,000,000	1,039,499
Alcoa, Inc. 6.150% 8/15/20	1,400,000	1,528,290
Teck Resources Ltd. 10.750% 5/15/19	1,100,000	1,399,750
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,869,781
Vale Overseas Ltd. 6.875% 11/10/39	490,000	566,733

		6,404,053

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	800,000	861,446
Xerox Corp. 5.500% 5/15/12	1,175,000	1,218,456

		2,079,902

Office Furnishings — 0.4%
Steelcase, Inc. 6.375% 2/15/21	3,500,000	3,732,771
Steelcase, Inc. 6.500% 8/15/11	2,694,000	2,698,588

		6,431,359

Oil & Gas — 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,800,000	3,300,752
ConocoPhillips 6.500% 2/01/39	675,000	821,120
Devon Energy Corp. 6.300% 1/15/19	660,000	789,674
Mobil Corp. 8.625% 8/15/21	201,000	288,518
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,481,385
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,140,309
Nexen, Inc. 7.500% 7/30/39	145,000	176,437
Noble Holding International Ltd. 7.375% 3/15/14	2,365,000	2,713,578
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	220,241
PetroBakken Energy Ltd., Convertible (c) 3.125% 2/08/16	1,800,000	1,696,500
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,322,120

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Petrobras International Finance Co. 5.375% 1/27/21	$1,430,000	$1,523,102
Petrobras International Finance Co. 6.750% 1/27/41	615,000	689,786
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,803,230
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,462,861
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,406,548
Rowan Cos., Inc. 5.000% 9/01/17	1,000,000	1,087,849
Shell International Finance BV 5.500% 3/25/40	450,000	502,733
Tesoro Corp. 6.500% 6/01/17	1,100,000	1,127,500
Valero Energy Corp. 4.500% 2/01/15	1,320,000	1,433,730
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,306,992

		27,294,965

Oil & Gas Services — 0.4%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,126,543
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	3,424,000	3,424,000
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	929,000	893,048

		5,443,591

Packaging & Containers — 0.3%
Ball Corp. 7.125% 9/01/16	1,320,000	1,447,050
Packaging Corporation of America 5.750% 8/01/13	1,050,000	1,127,593
Sealed Air Corp. (a) 5.625% 7/15/13	2,175,000	2,285,999

		4,860,642

Pharmaceuticals — 0.3%
Abbott Laboratories 5.600% 11/30/17	200,000	236,853
Eli Lilly & Co. 5.950% 11/15/37	260,000	298,520
McKesson Corp. 4.750% 3/01/21	850,000	924,048
McKesson Corp. 6.000% 3/01/41	800,000	893,853
Merck & Co., Inc. 5.850% 6/30/39	255,000	293,890
Mylan, Inc. (a) 7.625% 7/15/17	800,000	878,000

	Principal Amount	Value
Pfizer, Inc. 7.200% 3/15/39	$970,000	$1,288,137

		4,813,301

Pipelines — 2.8%
Alliance Pipeline LP (a) 6.996% 12/31/19	866,445	1,021,495
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	1,024,627
CenterPoint Energy Resources Corp. (a) 4.500% 1/15/21	650,000	672,612
CenterPoint Energy Resources Corp. (a) 5.850% 1/15/41	645,000	685,852
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,064,377
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	93,188
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	3,070,564
Enogex LLC (a) 6.875% 7/15/14	3,300,000	3,653,446
Enterprise Products Operating LP 3.200% 2/01/16	600,000	619,868
Enterprise Products Operating LP 5.950% 2/01/41	1,600,000	1,685,877
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	950,624
Kern River Funding Corp. (a) 4.893% 4/30/18	2,189,798	2,383,310
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	788,832
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	626,539
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	74,782
Kinder Morgan Energy Partners LP 7.125% 3/15/12	59,000	61,268
Kinder Morgan Finance Co.ULC (a) 6.000% 1/15/18	3,900,000	4,046,250
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,341,241
NGPL PipeCo LLC (a) 6.514% 12/15/12	2,875,000	3,032,823
ONEOK Partners LP 3.250% 2/01/16	600,000	624,519
ONEOK Partners LP 6.125% 2/01/41	1,500,000	1,613,721
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	1,945,000	2,085,524
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,280,000	1,445,322
Southern Natural Gas Co. (a) 5.900% 4/01/17	1,345,000	1,551,322

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Texas Eastern Transmission LP (a) 6.000% 9/15/17	$850,000	$998,634
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	961,085
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	1,830,000	1,966,743
Williams Partners LP 5.250% 3/15/20	2,045,000	2,235,445

		40,379,890

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	1,050,000	1,067,735
Brookfield Asset Management, Inc. 7.125% 6/15/12	685,000	719,567

		1,787,302

Real Estate Investment Trusts (REITS) — 0.6%
Boston Properties LP 4.125% 5/15/21	840,000	829,438
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,141,612
Developers Diversified Realty Corp. 4.750% 4/15/18	1,400,000	1,419,659
Mack-Cali Realty LP 5.250% 1/15/12	740,000	753,283
Senior Housing Properties Trust 8.625% 1/15/12	457,000	470,097
Simon Property Group LP 4.200% 2/01/15	275,000	295,823
Simon Property Group LP 4.375% 3/01/21	2,500,000	2,543,417
Simon Property Group LP 5.650% 2/01/20	830,000	927,617

		8,380,946

Retail — 0.9%
CVS Caremark Corp. 6.125% 9/15/39	895,000	973,567
The Gap, Inc. 5.950% 4/12/21	1,765,000	1,741,474
Home Depot, Inc. 5.950% 4/01/41	800,000	868,770
J.C. Penney Co., Inc. 5.650% 6/01/20	2,000,000	1,980,000
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	734,992
Lowe’s Cos., Inc. 5.600% 9/15/12	1,350,000	1,426,918
McDonald’s Corp. 6.300% 10/15/37	645,000	784,259
Nordstrom, Inc. 6.750% 6/01/14	480,000	551,295

	Principal Amount	Value
O’Reilly Automotive, Inc. 4.875% 1/14/21	$875,000	$907,987
Sears Roebuck Acceptance Corp. 6.750% 8/15/11	167,216	167,420
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,296,765

		12,433,447

Savings & Loans — 0.2%
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,512,154
Targeted Return Index Securities Trust (Acquired 1/16/02, Cost $1,899,624) VRN (a) (d) 6.814% 1/15/12	644,864	654,060
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	10,095

		3,176,309

Semiconductors — 0.3%
Applied Materials, Inc. 4.300% 6/15/21	1,950,000	2,037,183
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,611,780

		3,648,963

Software — 0.2%
CA, Inc. 5.375% 12/01/19	530,000	578,255
Microsoft Corp. 3.000% 10/01/20	2,325,000	2,305,972

		2,884,227

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	2,600,000	2,772,250

Telecommunications — 2.8%
America Movil SAB de CV 5.000% 3/30/20	730,000	789,994
America Movil SAB de CV 6.125% 3/30/40	760,000	835,432
American Tower Corp. 4.500% 1/15/18	2,800,000	2,914,226
American Tower Corp. 5.050% 9/01/20	2,850,000	2,932,892
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,683,261
British Telecom PLC STEP 9.875% 12/15/30	1,050,000	1,487,414
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	2,365,000	2,689,783
CenturyLink, Inc. 5.500% 4/01/13	1,225,000	1,284,305

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenturyLink, Inc. 6.150% 9/15/19	$760,000	$781,770
Cisco Systems, Inc. 5.500% 1/15/40	485,000	511,161
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	399,890
Embarq Corp. 7.082% 6/01/16	561,000	641,795
Embarq Corp. 7.995% 6/01/36	200,000	212,998
Juniper Networks, Inc. 4.600% 3/15/21	700,000	739,927
Juniper Networks, Inc. 5.950% 3/15/41	1,000,000	1,065,786
Rogers Communications, Inc. 5.500% 3/15/14	822,000	909,401
Rogers Communications, Inc. 6.375% 3/01/14	1,553,000	1,756,379
Rogers Communications, Inc. 7.500% 8/15/38	160,000	204,298
Telecom Italia Capital 6.000% 9/30/34	153,000	132,177
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,901,466
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,908,121
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	651,853
Telstra Corp. Ltd. (a) 4.800% 10/12/21	1,615,000	1,659,078
Verizon Communications, Inc. 8.750% 11/01/18	1,815,000	2,433,307
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,288,999
Verizon Virginia, Inc. Series A 4.625% 3/15/13	46,000	48,588
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,948,000
Windstream Corp. 7.750% 10/01/21	3,185,000	3,376,100
Windstream Corp. 7.875% 11/01/17	1,610,000	1,720,687

		39,909,088

Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	1,306,000	1,350,077

Transportation — 0.8%
Asciano Finance (a) 5.000% 4/07/18	1,000,000	1,044,271
Bristow Group, Inc. 7.500% 9/15/17	3,707,000	3,883,083

	Principal Amount	Value
Burlington Northern Santa Fe LLC 6.750% 3/15/29	$1,053,000	$1,225,839
Canadian National Railway Co. 5.850% 11/15/17	725,000	849,828
Canadian National Railway Co. 6.375% 11/15/37	1,070,000	1,271,965
CSX Corp. 7.250% 5/01/27	733,000	896,283
Federal Express Corp. 7.500% 1/15/18	64,098	65,861
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	520,081
Norfolk Southern Corp. 7.250% 2/15/31	110,000	141,981
Ryder System, Inc. 5.000% 6/15/12	650,000	672,564
Union Pacific Corp. 4.000% 2/01/21	700,000	723,316

		11,295,072

Trucking & Leasing — 0.4%
GATX Corp. 3.500% 7/15/16	1,650,000	1,719,477
GATX Corp. 4.750% 5/15/15	905,000	975,051
GATX Corp. 8.750% 5/15/14	2,385,000	2,797,312

		5,491,840

TOTAL CORPORATE DEBT (Cost $481,466,473)		514,538,191

MUNICIPAL OBLIGATIONS — 1.0%
Access Group, Inc., Delaware VRN 0.349% 9/01/37	1,250,000	1,115,625
Colorado Bridge Enterprise BAB 6.078% 12/01/40	3,300,000	3,694,944
North Texas Tollway Authority BAB 6.718% 1/01/49	3,400,000	3,972,662
State of California 5.950% 4/01/16	895,000	1,011,860
State of California BAB 7.550% 4/01/39	505,000	620,599
State of Illinois 5.365% 3/01/17	2,910,000	3,078,460
Tennessee Valley Authority 5.250% 9/15/39	930,000	1,020,586

		14,514,736

TOTAL MUNICIPAL OBLIGATIONS (Cost $13,142,494)		14,514,736

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Automobile ABS — 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.326% 8/20/13	$2,200,000	$2,160,915
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (a) 0.466% 7/20/12	2,250,000	2,216,086
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.937% 9/15/21	1,231,954	1,239,741
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.187% 12/15/20	1,500,140	1,508,477
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	1,181,100	1,181,965
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	1,302,485	1,302,078
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	540,440	541,500

		10,150,762

Commercial MBS — 6.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.731% 2/10/51	4,775,000	5,178,635
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.205% 2/10/51	1,150,000	1,275,541
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	3,850,000	4,118,439
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	820,000	881,866
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,975,000	2,135,998
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	3,398,228	3,426,054

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	$1,295,000	$1,329,853
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	3,125,000	3,150,577
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	2,200,000	2,394,946
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	3,250,000	3,521,863
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.759% 9/11/38	2,375,000	2,481,824
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,362,050	1,368,747
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.815% 12/10/49	3,570,000	3,917,720
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	2,500,000	2,644,271
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.207% 2/15/41	4,500,000	3,190,875
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 6/10/16	1,450,000	1,464,267
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	2,600,000	2,667,598
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 5/15/16	650,000	655,798
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (a) 4.801% 7/15/46	525,000	506,909
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.217% 5/15/41	4,200,000	4,515,258

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	$3,000,000	$3,222,575
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, VRN 5.220% 11/12/37	1,380,000	1,517,295
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	3,050,000	3,277,243
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.902% 6/12/46	1,600,000	1,770,898
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/16	1,800,000	1,823,711
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/21	825,000	830,217
Morgan Stanley Capital I, Series 2005-HQ7, Class A4 VRN 5.203% 11/14/42	1,000,000	1,094,490
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (a) 5.319% 6/15/21	925,000	856,153
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	4,415,851	4,523,433
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.279% 1/11/43	2,300,000	2,638,365
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.978% 8/15/39	1,500,000	1,643,528
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.978% 8/15/39	1,200,000	1,269,484
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,750,738
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.854% 2/15/51	4,207,969	4,284,014
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	622,253	629,422
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,100,000	1,105,181

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	$1,225,000	$1,262,522

		87,326,308

Home Equity ABS — 2.6%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.457% 8/25/35	1,228,721	1,157,125
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.557% 11/25/34	1,455,702	1,356,437
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.627% 6/25/35	1,775,000	1,541,763
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 0.547% 9/25/35	1,894,086	1,712,159
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.567% 11/25/35	919,118	886,678
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.777% 12/25/34	471,426	425,316
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.287% 5/25/36	404,135	396,826
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.297% 7/25/36	730,567	709,818
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.597% 12/25/33	677,623	622,016
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.417% 9/25/34	1,033,266	965,671
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.567% 1/25/36	1,167,606	1,143,572
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.677% 12/25/35	1,333,060	1,275,181
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.087% 2/25/35	894,086	829,016
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.587% 3/25/35	311,632	305,688
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.427% 1/25/36	1,110,935	1,047,429

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.617% 4/25/35	$1,055,764	$941,765
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.357% 8/25/36	1,171,058	1,007,771
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.467% 8/25/45	673,772	642,041
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.657% 8/25/35	1,675,000	1,400,590
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.687% 2/25/35	1,661,383	1,598,505
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.717% 2/25/35	1,690,000	1,355,853
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 (a) 0.922% 6/28/35	1,594,222	1,476,682
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.952% 6/28/35	1,300,000	883,452
Morgan Stanley ABS Capital I, Series 2006-NC1, Class A3 FRN 0.377% 12/25/35	934,246	907,940
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.637% 3/25/35	1,275,000	931,633
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	6,256	6,010
Park Place Securities, Inc., Series 2005-WHQ4, Class A2D FRN 0.557% 9/25/35	642,788	538,351
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.567% 8/25/35	2,008,840	1,843,009
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.687% 3/25/35	1,400,000	1,212,213
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.817% 2/25/35	1,125,000	978,161
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class 1A2 FRN 0.417% 11/25/35	1,025,318	976,934
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.377% 3/25/36	1,543,169	1,437,868

	Principal Amount	Value
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.437% 1/25/36	$1,023,610	$943,105
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.527% 3/25/36	1,651,075	1,515,268
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.547% 8/25/35	815,077	749,632
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.587% 8/25/35	1,550,000	1,246,316

		36,967,794

Other ABS — 0.8%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,512,869	1,556,410
CLI Funding LLC, Series 2011-1A (a) 4.500% 3/18/26	1,359,990	1,370,611
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.435% 6/02/17	1,550,000	1,535,724
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (d) 0.847% 6/20/14	5,000,000	3,671,500
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	825,854	820,155
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/21	1,150,000	1,150,000
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.360% 11/26/21	1,253,333	1,178,133

		11,282,533

Student Loans ABS — 2.4%
Access Group, Inc., Series 2004-1, Class A4 FRN 12/27/32	500,000	442,500
Access Group, Inc., Series 2003-1, Class A2 FRN 0.507% 12/27/16	545,786	544,312
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.256% 3/28/17	1,715,363	1,700,341
College Loan Corp. Trust, Series 2003-1, Class A3 FRN (a) 3/01/42	1,100,000	1,012,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.578% 1/25/47	$2,075,000	$1,774,125
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/18	76,798	77,329
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.687% 3/15/32	1,000,000	993,440
Education Funding Capital Trust I, Series 2003-3, Class A8 FRN 1.686% 12/15/42	1,100,000	1,008,568
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.687% 12/15/32	1,775,000	1,754,481
Education Funding Capital Trust I, Series 2003-3, Class A7, ABS, FRN 1.687% 12/15/42	750,000	710,625
GCO Education Loan Funding Trust, Series 2007-1A, Class A7AR FRN (a) 1.590% 11/26/46	275,000	247,500
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.687% 3/25/42	1,150,000	1,037,875
Goal Capital Funding Trust, Series 2006-1, Class B FRN 0.707% 8/25/42	1,500,000	1,122,835
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.227% 1/27/25	1,118,187	1,112,559
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.227% 6/25/25	1,544,973	1,536,143
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.297% 3/25/26	1,552,038	1,520,910
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.337% 2/25/26	337,364	336,474
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.774% 2/25/39	625,000	544,531
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 0.987% 4/25/46	1,255,161	1,256,560
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.423% 4/28/17	880,850	879,267
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.443% 1/28/47	1,200,000	744,000

	Principal Amount	Value
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 0.829% 4/25/44	$1,650,000	$1,518,000
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.297% 9/15/20	760,981	754,354
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.837% 3/15/38	1,236,901	1,037,377
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.897% 6/15/38	1,571,693	1,321,156
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.637% 12/15/16	1,100,000	1,099,656
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.640% 12/15/16	250,000	249,922
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.640% 12/15/16	3,200,000	3,199,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.675% 12/15/16	250,000	249,922
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.686% 9/15/28	500,000	465,000
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.690% 9/15/28	525,000	505,312
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.340% 12/17/46	2,200,000	1,760,000
TAL Advantage LLC, Series 2011-1A, Class A (a) 4.600% 1/20/26	1,187,500	1,243,166
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.384% 3/01/25	1,667,803	1,638,849

		35,398,089

WL Collateral CMO — 1.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.935% 8/25/34	964,283	849,617
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.774% 2/25/34	166,252	148,687
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.298% 9/25/33	92,457	72,189

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.668% 8/25/34	$177,964	$161,676
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.377% 1/19/38	2,843,476	1,839,257
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.547% 7/25/35	1,013,217	937,933
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.297% 5/25/37	2,700,815	1,288,599
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.648% 8/25/34	445,243	323,650
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.467% 6/25/36	1,080,799	1,045,411
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.437% 8/25/36	926,489	716,126
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.595% 7/25/33	22,787	21,232
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.208% 2/25/34	79,573	75,380
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	3,879	3,537
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	3,450,144	3,437,724
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	5,194,929	5,220,904
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.367% 6/25/46	5,099,825	1,908,490
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.701% 3/25/34	317,640	273,030
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.663% 4/25/44	841,018	654,458

		18,977,900

	Principal Amount	Value
WL Collateral PAC — 0.2%
Structured Asset Securities Corp., Series 2006-GEL4, Class A1 FRN (a) 0.307% 10/25/36	$422,150	$419,042
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.437% 11/25/37	1,802,938	1,695,471
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.750% 6/25/32	330,210	254,933

		2,369,446

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $206,901,596)		202,472,832

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,487,550
Peruvian Government International Bond 6.550% 3/14/37	560,000	652,960
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,436,400
Province of Quebec Canada 7.500% 9/15/29	540,000	742,750
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,950,469
Republic of Brazil International Bond 5.875% 1/15/19	2,243,000	2,615,338
United Mexican States 5.125% 1/15/20	1,110,000	1,225,440
United Mexican States 6.750% 9/27/34	950,000	1,142,375

		11,253,282

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,041,189)		11,253,282

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 36.1%
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	907,259	1,043,146
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	481,768	507,683

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	$675,098	$778,878

		2,329,707

Pass-Through Securities — 35.9%
Federal Home Loan Mortgage Corp. Pool #C01283 5.500% 11/01/31	11,107	12,117
Pool #G01563 5.500% 6/01/33	1,792,829	1,954,394
Pool #E84025 6.000% 6/01/16	286,610	310,098
Pool #G11431 6.000% 2/01/18	28,261	30,577
Pool #G11122 6.500% 5/01/16	163,244	175,457
Pool #E84450 6.500% 7/01/16	31,921	34,887
Pool #E84580 6.500% 7/01/16	71,970	78,562
Pool #E84660 6.500% 7/01/16	8,071	8,861
Pool #E90508 6.500% 7/01/17	113,396	125,469
Pool #C00836 7.000% 7/01/29	40,289	45,717
Pool #C49314 7.000% 4/01/31	8,503	9,673
Pool #C51422 7.000% 5/01/31	7,205	8,199
Pool #C51550 7.000% 5/01/31	2,408	2,733
Pool #C53034 7.000% 6/01/31	16,395	18,656
Pool #C53267 7.000% 6/01/31	6,784	7,698
Pool #G01311 7.000% 9/01/31	222,982	253,045
Pool #G01317 7.000% 10/01/31	142,893	162,145
Pool #E00856 7.500% 6/01/15	20,894	22,525
Pool #G00143 7.500% 6/01/23	3,089	3,505
Pool #C55867 7.500% 2/01/30	88,579	102,084
Pool #C37986 7.500% 5/01/30	2,088	2,412
Pool #C39755 7.500% 6/01/30	1,108	1,279
Pool #C40675 7.500% 7/01/30	453	524

	Principal Amount	Value
Pool #C41497 7.500% 9/01/30	$265	$306
Pool #C42340 7.500% 9/01/30	422	488
Pool #C42427 7.500% 9/01/30	1,897	2,192
Pool #C42446 7.500% 9/01/30	3,906	4,518
Pool #C43930 7.500% 10/01/30	14,581	16,860
Pool #C43962 7.500% 10/01/30	12,062	13,945
Pool #C44509 7.500% 11/01/30	16,700	19,323
Pool #C44732 7.500% 11/01/30	3,048	3,328
Pool #C44830 7.500% 11/01/30	129	149
Pool #C45235 7.500% 12/01/30	102,863	118,974
Pool #C46038 7.500% 12/01/30	1,709	1,975
Pool #C01116 7.500% 1/01/31	4,366	5,048
Pool #C46309 7.500% 1/01/31	638	738
Pool #C46560 7.500% 1/01/31	752	866
Pool #C46810 7.500% 1/01/31	2,121	2,453
Pool #C47063 7.500% 1/01/31	8,234	9,507
Pool #C47060 7.500% 1/01/31	2,239	2,588
Pool #E00842 8.000% 3/01/15	68,507	74,087
Pool #E00843 8.000% 4/01/15	23,060	24,869
Pool #E00852 8.000% 5/01/15	22,252	24,128
Pool #E80782 8.000% 7/01/15	2,333	2,546
Pool #E80998 8.000% 7/01/15	14,018	15,179
Pool #E81091 8.000% 7/01/15	15,955	17,409
Pool #E81151 8.000% 8/01/15	29,410	32,093
Pool #555481 8.250% 5/01/17	12,757	14,251
Pool #G00653 8.500% 11/01/25	50,633	58,659
Pool #554904 9.000% 3/01/17	197	223

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. TBA Pool #3050 4.000% 11/01/19 (e)	$20,500,000	$20,752,246
Pool #7996 4.500% 4/01/39 (e)	75,024,000	77,948,766
Federal National Mortgage Association Pool #775539 2.361% 5/01/34	929,808	967,883
Pool #725692 2.408% 10/01/33	1,099,492	1,152,715
Pool #888586 2.683% 10/01/34	2,158,239	2,259,528
Pool #675713 5.000% 3/01/18	32,114	34,455
Pool #545636 6.500% 5/01/17	219,059	239,912
Pool #524355 7.000% 12/01/29	153	174
Pool #254379 7.000% 7/01/32	123,921	140,909
Pool #252717 7.500% 9/01/29	8,432	9,766
Pool #535996 7.500% 6/01/31	29,391	34,092
Pool #254009 7.500% 10/01/31	106,523	123,183
Pool #253394 8.000% 7/01/20	54,333	62,588
Pool #323992 8.000% 11/01/29	5,127	5,943
Pool #525725 8.000% 2/01/30	9,907	11,460
Pool #253266 8.000% 5/01/30	12,876	14,951
Pool #537433 8.000% 5/01/30	6,376	7,413
Pool #253347 8.000% 6/01/30	15,783	18,340
Pool #536271 8.000% 6/01/30	12,761	14,845
Pool #544976 8.000% 7/01/30	1,388	1,614
Pool #535428 8.000% 8/01/30	20,486	23,797
Pool #543290 8.000% 9/01/30	68	80
Pool #547786 8.000% 9/01/30	3,049	3,528
Pool #550767 8.000% 9/01/30	11,025	12,783
Pool #553061 8.000% 9/01/30	15,607	18,114

	Principal Amount	Value
Pool #253481 8.000% 10/01/30	$18,096	$21,034
Pool #535533 8.000% 10/01/30	15,463	17,962
Pool #560741 8.000% 11/01/30	3,302	3,842
Pool #253644 8.000% 2/01/31	7,613	8,849
Pool #581170 8.000% 5/01/31	1,815	2,105
Pool #583916 8.000% 5/01/31	5,462	6,357
Pool #593848 8.000% 7/01/31	1,115	1,297
Pool #190317 8.000% 8/01/31	95,079	110,434
Pool #545240 8.000% 9/01/31	10,137	11,779
Pool #541202 8.500% 8/01/26	148,633	170,052
Federal National Mortgage Association TBA Pool #1133 3.500% 7/01/40 (e)	154,785,000	150,921,427
Pool #7170 4.000% 4/01/14 (e)	41,706,000	43,713,101
Pool #6631 4.000% 11/01/39 (e)	72,403,000	73,308,038
Pool #11673 4.500% 3/01/21 (e)	26,976,000	28,691,506
Pool #16354 4.500% 4/01/39 (e)	31,537,000	32,810,798
Pool #28970 5.000% 9/01/36 (e)	75,755,000	80,596,214
Government National Mortgage Association Pool #518418 6.000% 8/15/29	16,951	18,935
Pool #404246 6.500% 8/15/28	1,243	1,400
Pool #418295 6.500% 1/15/29	1,009	1,135
Pool #781038 6.500% 5/15/29	189,512	213,776
Pool #527586 6.500% 5/15/31	2,174	2,458
Pool #781468 6.500% 7/15/32	14,661	16,585
Pool #781496 6.500% 9/15/32	72,459	81,912
Pool #363066 7.000% 8/15/23	17,487	19,908
Pool #352049 7.000% 10/15/23	9,901	11,294

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #354674 7.000% 10/15/23	$13,518	$15,394
Pool #358555 7.000% 10/15/23	9,677	11,030
Pool #345964 7.000% 11/15/23	9,466	10,786
Pool #380866 7.000% 3/15/24	2,651	3,012
Pool #781124 7.000% 12/15/29	20,361	23,450
Pool #781319 7.000% 7/15/31	436,989	504,437
Pool #581417 7.000% 7/15/32	105,209	121,522
Pool #588012 7.000% 7/15/32	43,126	49,714
Pool #565982 7.000% 7/15/32	34,906	40,341
Pool #591581 7.000% 8/15/32	11,932	13,790
Pool #307830 7.250% 7/20/21	107,228	121,722
Pool #314265 7.250% 8/20/21	134,787	152,222
Pool #314280 7.250% 9/20/21	37,901	42,487
Pool #316478 7.250% 10/20/21	4,984	5,112
Pool #332232 7.250% 7/20/22	84,261	95,997
Pool #398964 7.500% 11/15/11	117	119
Pool #190766 7.500% 1/15/17	28,750	31,653
Pool #187548 7.500% 4/15/17	10,606	11,655
Pool #203940 7.500% 4/15/17	49,948	54,676
Pool #181168 7.500% 5/15/17	22,287	24,706
Pool #210627 7.500% 5/15/17	6,370	7,043
Pool #201622 7.500% 5/15/17	44,140	48,809
Pool #192796 7.500% 6/15/17	6,134	6,771
Pool #357262 7.500% 9/15/23	8,227	9,409
Pool #432175 8.000% 11/15/26	266	309
Pool #441009 8.000% 11/15/26	1,584	1,832

	Principal Amount	Value
Pool #522777 8.000% 12/15/29	$7,221	$8,387
Pool #434719 8.000% 2/15/30	236	274
Pool #523025 8.000% 2/15/30	1,385	1,578
Pool #523043 8.000% 3/15/30	375	436
Pool #529134 8.000% 3/15/30	2,085	2,425
Pool #477036 8.000% 4/15/30	1,533	1,783
Pool #503157 8.000% 4/15/30	46,695	54,044
Pool #528714 8.000% 4/15/30	2,195	2,554
Pool #544640 8.000% 11/15/30	47,598	55,371
Pool #531298 8.500% 8/15/30	3,122	3,640
New Valley Generation IV 4.687% 1/15/22	1,471,891	1,623,106

		521,620,198

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $518,738,657)		523,949,905

U.S. TREASURY OBLIGATIONS — 10.6%
U.S. Treasury Bonds & Notes — 10.6%
U.S. Treasury Bond 3.500% 2/15/39	9,695,000	8,710,857
U.S. Treasury Bond 4.375% 5/15/40	18,620,000	19,411,162
U.S. Treasury Bond 5.375% 2/15/31	5,410,000	6,598,869
U.S. Treasury Note 0.625% 7/15/14	67,575,000	67,725,463
U.S. Treasury Note 1.875% 9/30/17	23,990,000	24,066,842
U.S. Treasury Note (f) 3.000% 9/30/16	25,390,000	27,393,428

		153,906,621

TOTAL U.S. TREASURY OBLIGATIONS (Cost $151,992,882)		153,906,621

TOTAL BONDS & NOTES (Cost $1,382,283,291)		1,420,635,567

TOTAL LONG-TERM INVESTMENTS (Cost $1,382,283,291)		1,420,635,567

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 35.8%
Commercial Paper — 35.8%
The Allstate Corp. (a) 0.340% 9/07/11	$12,000,000	$11,995,580
Bacardi Ltd., Inc. 0.330% 8/18/11	15,450,000	15,447,309
Bacardi USA, Inc. 0.330% 8/18/11	2,750,000	2,749,521
BAE Systems Holding, Inc. (a) 0.310% 8/01/11	5,000,000	4,999,914
BAE Systems Holding, Inc. (a) 0.310% 8/01/11	5,000,000	4,999,900
BAE Systems Holding, Inc. (a) 0.320% 9/15/11	5,000,000	4,997,911
BAE Systems Holding, Inc. (a) 0.350% 9/09/11	6,725,000	6,722,319
Bemis Co., Inc. (a) 0.300% 8/15/11	5,025,000	5,024,330
BMW US Capital LLC (a) 0.330% 8/03/11	5,600,000	5,599,795
BMW US Capital LLC (a) 0.350% 10/04/11	10,000,000	9,993,583
BMW US Capital LLC (a) 0.360% 8/23/11	13,000,000	12,996,880
Comcast Corp. (a) 0.370% 10/13/11	22,265,000	22,247,838
Comcast Corp. (a) 0.370% 10/18/11	5,000,000	4,995,889
Daimler Finance North America LLC (a) 0.370% 10/05/11	15,300,000	15,289,248
Daimler Finance North America LLC (a) 0.380% 9/07/11	5,250,000	5,247,839
Daimler Finance North America LLC (a) 0.380% 10/04/11	5,000,000	4,996,517
Deutsche Telekom 0.350% 8/19/11	2,000,000	1,999,611
Deutsche Telekom 0.390% 8/02/11	15,000,000	14,999,513
Deutsche Telekom 0.410% 9/16/11	13,875,000	13,867,587
Devon Energy Corp. (a) 0.440% 9/26/11	10,000,000	9,992,911
Dominion Resources (a) 0.310% 8/04/11	9,750,000	9,749,580
Dominion Resources (a) 0.320% 8/18/11	10,700,000	10,698,193
Duke Energy Corp. (a) 0.330% 8/22/11	5,000,000	4,998,946
Duke Energy Corp. (a) 0.330% 9/06/11	6,000,000	5,997,910

	Principal Amount	Value
Duke Energy Corp. (a) 0.360% 10/17/11	$10,000,000	$9,992,100
Elsevier Finance SA (a) 0.360% 10/11/11	5,000,000	4,996,350
Enbridge Energy Partners, LP (a) 0.300% 8/11/11	3,500,000	3,499,650
ERAC USA Finance Co. (a) 0.370% 9/15/11	10,740,000	10,734,812
ERAC USA Finance Co. (a) 0.420% 8/16/11	5,000,000	4,999,008
Exelon Corp. (a) 0.450% 10/21/11	9,650,000	9,639,988
Harley-Davidson Funding Corp. (a) 0.310% 8/26/11	10,000,000	9,997,675
Harris Corp. 0.290% 8/09/11	6,500,000	6,499,477
Mattel, Inc. 0.290% 8/16/11	23,625,000	23,621,651
Mattel, Inc. 0.310% 8/10/11	6,325,000	6,324,401
National Grid USA (a) 0.390% 8/01/11	10,000,000	9,999,783
National Grid USA (a) 0.400% 10/03/11	6,000,000	5,995,667
Natixis US Finance Co. LLC 0.320% 9/12/11	10,700,000	10,695,815
Natixis US Finance Co. LLC 0.390% 8/03/11	5,000,000	4,999,783
NextEra Energy Capital Holdings, Inc. 0.300% 8/03/11	8,050,000	8,049,732
Nissan Motor Acceptance Corp. (a) 0.300% 8/08/11	5,000,000	4,999,625
Omnicom Capital, Inc. (a) 0.330% 8/17/11	10,000,000	9,998,350
ONEOK, Inc. (a) 0.350% 8/30/11	20,500,000	20,493,822
Pall Corp. (a) 0.310% 8/15/11	7,975,000	7,973,901
Potash Corp. of Saskatchewan, Inc. (a) 0.310% 8/29/11	5,000,000	4,998,708
Potash Corp. of Saskatchewan, Inc. (a) 0.330% 8/09/11	16,275,000	16,273,508
Santander Holdings USA, Inc. (a) 0.330% 8/12/11	10,000,000	9,998,808
Santander Holdings USA, Inc. (a) 0.510% 8/05/11	10,000,000	9,999,150
Societe Generale North America, Inc. 0.350% 9/08/11	10,200,000	10,196,033
South Carolina Electric & Gas 0.310% 8/05/11	10,000,000	9,999,483
South Carolina Electric & Gas 0.310% 8/24/11	8,875,000	8,873,090

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Stanley Black & Decker, Inc. (a) 0.330% 8/08/11	$14,925,000	$14,923,769
Tesco PLC (a) 0.340% 8/22/11	20,175,000	20,170,618
Volkswagen Group of America, Inc. (a) 0.330% 8/17/11	5,000,000	4,999,175
Volkswagen Group of America, Inc. (a) 0.380% 8/04/11	5,000,000	4,999,736
Volkswagen Group of America, Inc. (a) 0.390% 8/04/11	12,325,000	12,324,333
VW Credit, Inc. (a) 0.320% 8/24/11	6,650,000	6,648,522
WellPoint, Inc. (a) 0.320% 8/10/11	1,500,000	1,499,853

		520,025,000

TOTAL SHORT-TERM INVESTMENTS (Cost $520,025,000)		520,025,000

TOTAL INVESTMENTS —133.8% (Cost $1,902,308,291) (g)	1,940,660,567

Other Assets/(Liabilities) — (33.8)%	(489,941,918)

NET ASSETS — 100.0%	$1,450,718,649

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $506,908,504 or 34.94% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2011, these securities amounted to a value of $113,726 or 0.01% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2011, these securities amounted to a value of $1,696,500 or 0.12% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At July 31, 2011, these securities amounted to a value of $4,325,560 or 0.30% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$114,342

TOTAL COMMON STOCK (Cost $165,687)		114,342

TOTAL EQUITIES (Cost $165,687)		114,342

	Principal Amount
BONDS & NOTES — 97.9%

CORPORATE DEBT — 41.9%
Advertising — 0.4%
WPP Finance 8.000% 9/15/14	$595,000	696,809

Aerospace & Defense — 0.3%
BE Aerospace, Inc. 6.875% 10/01/20	125,000	134,375
Goodrich Corp. 6.125% 3/01/19	160,000	185,855
L-3 Communications Corp. 4.750% 7/15/20	50,000	51,420
Lockheed Martin Corp. 5.500% 11/15/39	60,000	63,317
United Technologies Corp. 6.125% 7/15/38	105,000	124,002

		558,969

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	50,000	59,940

Auto Manufacturers — 0.3%
Ford Motor Co. 6.500% 8/01/18	100,000	106,738
Ford Motor Co. 7.450% 7/16/31	305,000	347,645

		454,383

Auto Parts & Equipment — 0.3%
Affinia Group, Inc. 9.000% 11/30/14	305,000	309,575
RSC Equipment Rental, Inc./RSC Holdings III LLC 9.500% 12/01/14	243,000	251,809

		561,384

Automotive & Parts — 0.8%
Accuride Corp. 9.500% 8/01/18	30,000	32,025

	Principal Amount	Value
American Axle & Manufacturing, Inc. 7.875% 3/01/17	$425,000	$434,031
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	291,900
Delphi Corp. (c) 5.875% 5/15/19	90,000	90,675
Delphi Corp. (c) 6.125% 5/15/21	60,000	60,600
Pittsburgh Glass Works LLC (c) 8.500% 4/15/16	60,000	62,250
Titan International, Inc. (c) 7.875% 10/01/17	163,000	173,595
UCI International, Inc. 8.625% 2/15/19	115,000	117,875
Visteon Corp/New (c) 6.750% 4/15/19	145,000	142,100

		1,405,051

Banks — 2.6%
Ally Financial, Inc. 6.750% 12/01/14	150,000	157,500
Associated Banc-Corp 5.125% 3/28/16	500,000	529,950
Bank of America Corp. 3.625% 3/17/16	330,000	331,345
Bank of America Corp. 5.625% 7/01/20	205,000	213,022
Bank of America Corp. 6.000% 9/01/17	455,000	492,479
Barclays Bank PLC 5.200% 7/10/14	160,000	173,193
Capital One Financial Corp. 2.125% 7/15/14	175,000	175,823
Capital One Financial Corp. 7.375% 5/23/14	240,000	272,898
Credit Suisse AG 5.400% 1/14/20	130,000	133,877
Credit Suisse New York 5.500% 5/01/14	190,000	209,328
HSBC Holdings PLC 6.500% 9/15/37	125,000	129,859
ICICI Bank Ltd (c) 4.750% 11/25/16	275,000	279,003
ICICI Bank Ltd. (c) 5.500% 3/25/15	475,000	501,587
PNC Funding Corp. 4.375% 8/11/20	105,000	108,738
The Royal Bank of Scotland PLC (c) 4.875% 8/25/14	375,000	393,729
UBS AG 5.750% 4/25/18	100,000	109,529

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank NA 6.600% 1/15/38	$90,000	$103,891
Wells Fargo & Co. 5.625% 12/11/17	60,000	68,165

		4,383,916

Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	60,000	68,016
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	20,000	23,852

		91,868

Building Materials — 0.9%
CRH America, Inc. 8.125% 7/15/18	55,000	65,938
Interline Brands, Inc. 7.000% 11/15/18	220,000	224,950
Lafarge SA (c) 5.850% 7/09/15	1,100,000	1,180,056

		1,470,944

Chemicals — 1.4%
Airgas, Inc. 4.500% 9/15/14	345,000	371,449
Braskem Finance Ltd. (c) 5.750% 4/15/21	225,000	229,500
Cytec Industries, Inc. 8.950% 7/01/17	175,000	221,679
The Dow Chemical Co. 7.600% 5/15/14	45,000	52,454
The Dow Chemical Co. 8.550% 5/15/19	100,000	132,109
Georgia Gulf Corp. (c) 9.000% 1/15/17	155,000	168,175
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	492,276
Nalco Co. (c) 6.625% 1/15/19	80,000	89,800
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. (c) 8.375% 3/01/18	50,000	52,000
RPM International, Inc. 6.250% 12/15/13	400,000	436,817
Valspar Corp. 7.250% 6/15/19	150,000	179,447

		2,425,706

Coal — 0.4%
Arch Coal, Inc. 7.250% 10/01/20	400,000	418,500
Arch Western Finance LLC 6.750% 7/01/13	218,000	219,362

		637,862

	Principal Amount	Value
Commercial Services — 0.7%
Brambles USA, Inc. (c) 3.950% 4/01/15	$500,000	$522,148
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	291,412
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	56,795
Rent-A-Center, Inc. 6.625% 11/15/20	160,000	162,000
Ticketmaster Entertainment, Inc. 10.750% 8/01/16	95,000	103,550

		1,135,905

Computers — 0.2%
International Business Machines Corp. 5.600% 11/30/39	185,000	205,102
Seagate HDD Cayman (c) 7.000% 11/01/21	190,000	191,900

		397,002

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	60,000	68,699

Diversified Financial — 2.5%
American Express Co. 6.150% 8/28/17	270,000	311,395
American Express Co. 8.125% 5/20/19	100,000	128,372
American General Finance Corp. 6.500% 9/15/17	250,000	227,500
BlackRock, Inc. 5.000% 12/10/19	110,000	119,342
Cemex Finance LLC (c) 9.500% 12/14/16	430,000	416,025
Citigroup, Inc. 4.750% 5/19/15	15,000	16,091
Citigroup, Inc. 5.500% 10/15/14	140,000	152,653
Citigroup, Inc. 5.875% 5/29/37	290,000	293,761
Citigroup, Inc. 8.500% 5/22/19	90,000	113,100
Eaton Vance Corp. 6.500% 10/02/17	130,000	153,119
General Electric Capital Corp. 5.900% 5/13/14	400,000	448,280
General Electric Capital Corp. 6.875% 1/10/39	70,000	81,263
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	581,590
Lazard Group LLC 6.850% 6/15/17	135,000	151,499
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	136,784

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley 3.800% 4/29/16	$200,000	$201,390
Pinafore LLC/Pinafore, Inc. (c) 9.000% 10/01/18	300,000	327,750
SLM Corp. 6.250% 1/25/16	270,000	282,529
TD Ameritrade Holding Corp. 4.150% 12/01/14	120,000	127,864

		4,270,307

Electric — 2.7%
Ameren Corp. 8.875% 5/15/14	480,000	558,927
Calpine Corp. (c) 7.500% 2/15/21	305,000	315,675
Elwood Energy LLC 8.159% 7/05/26	377,536	379,424
Indianapolis Power & Light (c) 6.300% 7/01/13	160,000	174,878
Intergen NV (c) 9.000% 6/30/17	300,000	316,500
Kansas Gas & Electric Co. 5.647% 3/29/21	270,555	292,183
Kiowa Power Partners LLC (c) 4.811% 12/30/13	100,180	101,114
MidAmerican Energy Holdings Co. 5.950% 5/15/37	120,000	132,380
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	96,140	98,063
Monongahela Power 6.700% 6/15/14	250,000	275,940
Nevada Power Co. Series L 5.875% 1/15/15	180,000	204,311
NRG Energy, Inc. 8.500% 6/15/19	250,000	260,000
Oncor Electric Delivery Co. 6.800% 9/01/18	35,000	41,694
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	174,277
PPL Energy Supply LLC 6.300% 7/15/13	500,000	543,885
Tenaska Oklahoma (c) 6.528% 12/30/14	151,151	152,880
TransAlta Corp. 6.650% 5/15/18	15,000	17,434
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	91,883	101,409
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	212,885

	Principal Amount	Value
Virginia Electric and Power Co. 6.350% 11/30/37	$200,000	$238,044

		4,591,903

Electrical Components & Equipment — 0.0%
Anixter, Inc. 5.950% 3/01/15	10,000	10,187

Electronics — 0.2%
Amphenol Corp. 4.750% 11/15/14	140,000	153,388
Arrow Electronics, Inc. 6.000% 4/01/20	235,000	257,337

		410,725

Energy – Alternate Sources — 0.2%
Headwaters, Inc. 7.625% 4/01/19	335,000	318,250

Engineering & Construction — 0.1%
Tutor Perini Corp. 7.625% 11/01/18	120,000	115,500

Entertainment — 0.4%
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	456,437
Regal Entertainment Group 9.125% 8/15/18	190,000	200,450
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	54,500

		711,387

Foods — 0.6%
ConAgra Foods, Inc. 7.000% 4/15/19	165,000	194,483
Kraft Foods, Inc. 4.125% 2/09/16	270,000	293,953
Kraft Foods, Inc. 6.500% 2/09/40	95,000	111,090
Ralcorp Holdings, Inc. 4.950% 8/15/20	275,000	275,929
Ralcorp Holdings, Inc. 6.625% 8/15/39	105,000	107,821

		983,276

Forest Products & Paper — 0.2%
International Paper Co. 9.375% 5/15/19	110,000	145,442
The Mead Corp. 7.550% 3/01/47	70,000	72,050
Verso Paper Holdings LLC 11.500% 7/01/14	157,000	166,813

		384,305

Hand & Machine Tools — 0.6%
Black & Decker Corp. 8.950% 4/15/14	235,000	278,050

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kennametal, Inc. 7.200% 6/15/12	$410,000	$430,403
Thermadyne Holdings Corp. (c) 9.000% 12/15/17	280,000	297,500

		1,005,953

Health Care – Products — 1.1%
Alere, Inc. 9.000% 5/15/16	350,000	364,438
Beckman Coulter, Inc. 6.000% 6/01/15	260,000	301,396
Beckman Coulter, Inc. 7.000% 6/01/19	210,000	253,053
Boston Scientific Corp. 4.500% 1/15/15	600,000	646,471
Boston Scientific Corp. 7.375% 1/15/40	120,000	148,984
Teleflex, Inc. 6.875% 6/01/19	90,000	92,700

		1,807,042

Health Care – Services — 1.1%
Apria Healthcare Group, Inc. 11.250% 11/01/14	80,000	82,000
Apria Healthcare Group, Inc. 12.375% 11/01/14	375,000	377,812
Community Health Systems, Inc. 8.875% 7/15/15	250,000	258,438
HCA Holdings, Inc. (c) 7.750% 5/15/21	140,000	142,450
Health Management Associates, Inc. 6.125% 4/15/16	300,000	310,500
HEALTHSOUTH Corp. 7.250% 10/01/18	110,000	115,225
HEALTHSOUTH Corp. 7.750% 9/15/22	220,000	234,300
Roche Holdings, Inc. (c) 6.000% 3/01/19	80,000	95,244
Universal Health Services, Inc. 6.750% 11/15/11	150,000	152,250
WellPoint, Inc. 4.350% 8/15/20	130,000	136,101

		1,904,320

Holding Company – Diversified — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 7.750% 10/15/16	300,000	312,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 9.000% 4/15/19	100,000	99,500

		412,250

	Principal Amount	Value
Home Furnishing — 0.1%
Whirlpool Corp. 8.600% 5/01/14	$120,000	$140,163

Housewares — 0.2%
Libbey Glass, Inc. 10.000% 2/15/15	108,000	117,180
Toro Co. 7.800% 6/15/27	170,000	194,697

		311,877

Insurance — 1.1%
Aflac, Inc. 8.500% 5/15/19	150,000	189,433
The Allstate Corp. 5.550% 5/09/35	50,000	50,878
The Allstate Corp. 7.450% 5/16/19	60,000	73,533
American International Group, Inc. 3.650% 1/15/14	80,000	82,363
Berkshire Hathaway Finance Corp. 4.850% 1/15/15	225,000	250,506
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	390,000	405,355
Lincoln National Corp. 6.300% 10/09/37	65,000	70,200
MetLife, Inc. Series A 6.817% 8/15/18	85,000	101,663
Prudential Financial, Inc. 3.875% 1/14/15	300,000	317,823
Prudential Financial, Inc. 4.500% 11/15/20	175,000	180,445
Prudential Financial, Inc. 6.200% 11/15/40	125,000	133,706

		1,855,905

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	300,000	336,753

Investment Companies — 0.2%
Xstrata Finance Canada (c) 5.800% 11/15/16	295,000	332,178

Iron & Steel — 1.1%
AK Steel Corp. 7.625% 5/15/20	185,000	189,163
Allegheny Technologies, Inc. 5.950% 1/15/21	225,000	247,102
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	136,403
ArcelorMittal 9.000% 2/15/15	425,000	514,361
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	440,516

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reliance Steel & Aluminum Co. 6.850% 11/15/36	$269,000	$275,606

		1,803,151

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	74,000	78,440
Wyndham Worldwide Corp. 6.000% 12/01/16	260,000	282,271

		360,711

Machinery – Diversified — 0.3%
Briggs & Stratton Corp. 6.875% 12/15/20	340,000	360,400
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	190,312

		550,712

Manufacturing — 1.0%
Griffon Corp. (c) 7.125% 4/01/18	180,000	179,550
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	80,000	97,243
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	320,000	384,805
Polypore International, Inc. 7.500% 11/15/17	285,000	302,813
SPX Corp. 7.625% 12/15/14	285,000	316,350
Trimas Corp. 9.750% 12/15/17	50,000	55,000
Tyco International Finance SA 8.500% 1/15/19	215,000	279,001

		1,614,762

Media — 2.4%
CBS Corp. 7.875% 7/30/30	100,000	122,157
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	252,000	265,860
Clear Channel Worldwide Holdings, Inc., Series A 9.250% 12/15/17	50,000	54,375
Comcast Corp. 6.400% 5/15/38	250,000	276,177
LIN Television Corp. 8.375% 4/15/18	255,000	272,212
Mediacom Broadband LLC 8.500% 10/15/15	300,000	310,125
NBC Universal, Inc. (c) 6.400% 4/30/40	25,000	27,582
News America, Inc. 6.900% 8/15/39	125,000	134,861

	Principal Amount	Value
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	$125,000	$131,563
Nielsen Finance LLC (c) 7.750% 10/15/18	235,000	249,100
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	425,000	467,500
Thomson Corp. 5.700% 10/01/14	440,000	497,419
Time Warner Cable, Inc. 6.750% 6/15/39	155,000	177,647
Time Warner, Inc. 4.700% 1/15/21	200,000	209,431
Time Warner, Inc. 5.875% 11/15/16	25,000	28,925
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	257,812
Univision Communications, Inc. (c) 8.500% 5/15/21	340,000	336,600
Videotron Ltd. 9.125% 4/15/18	280,000	314,650

		4,133,996

Metal Fabricate & Hardware — 0.5%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	258,125
Mueller Water Products, Inc. 8.750% 9/01/20	245,000	267,050
The Timken Co. 6.000% 9/15/14	275,000	305,513

		830,688

Mining — 0.9%
FMG Resources PTY Ltd. (c) 7.000% 11/01/15	215,000	222,794
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	245,000	333,840
Teck Resources Ltd. 10.750% 5/15/19	275,000	349,937
Vale Overseas Ltd. 6.250% 1/23/17	465,000	534,716
Vale Overseas Ltd. 6.875% 11/10/39	85,000	98,311

		1,539,598

Office Equipment/Supplies — 0.2%
Xerox Corp. 4.250% 2/15/15	200,000	215,361
Xerox Corp. 5.500% 5/15/12	80,000	82,959

		298,320

Office Furnishings — 0.5%
Steelcase, Inc. 6.500% 8/15/11	900,000	901,533

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 2.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	$625,000	$736,775
Coffeyville Resources LLC/Coffeyville Finance, Inc. (c) 9.000% 4/01/15	225,000	244,688
ConocoPhillips 6.500% 2/01/39	150,000	182,471
Devon Energy Corp. 6.300% 1/15/19	80,000	95,718
Frontier Oil Corp. 6.875% 11/15/18	60,000	64,050
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	156,000
Nexen, Inc. 7.500% 7/30/39	50,000	60,840
Northern Tier Energy LLC and Northern Tier Finance Corp. (c) 10.500% 12/01/17	170,000	187,000
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	55,605
Petrobras International Finance Co. 3.875% 1/27/16	220,000	228,131
Petrobras International Finance Co. 5.375% 1/27/21	245,000	260,951
Petrobras International Finance Co. 6.750% 1/27/41	100,000	112,160
Petroleos Mexicanos 5.500% 1/21/21	375,000	400,125
Precision Drilling Corp. 6.625% 11/15/20	85,000	87,975
Rowan Cos., Inc. 5.000% 9/01/17	185,000	201,252
Shell International Finance BV 5.500% 3/25/40	110,000	122,890
SM Energy Co. (c) 6.625% 2/15/19	100,000	103,000
Southwestern Energy Co. 7.500% 2/01/18	135,000	155,588
Tesoro Corp. 6.500% 6/01/17	180,000	184,500
Valero Energy Corp. 4.500% 2/01/15	325,000	353,002
Venoco, Inc. 8.875% 2/15/19	330,000	341,550

		4,334,271

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	30,000	30,724
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	229,000	220,138

		250,862

	Principal Amount	Value
Packaging & Containers — 0.8%
Packaging Corporation of America 5.750% 8/01/13	$275,000	$295,322
Packaging Dynamics Corp. (c) 8.750% 2/01/16	240,000	247,200
Pregis Corp. 12.375% 10/15/13	360,000	356,400
Sealed Air Corp. (c) 5.625% 7/15/13	225,000	236,483
Silgan Holdings, Inc. 7.250% 8/15/16	200,000	213,500

		1,348,905

Pharmaceuticals — 1.3%
McKesson Corp. 4.750% 3/01/21	225,000	244,601
McKesson Corp. 6.000% 3/01/41	200,000	223,463
Mylan, Inc. (c) 6.000% 11/15/18	340,000	347,650
Omnicare, Inc. 7.750% 6/01/20	250,000	272,500
Pfizer, Inc. 7.200% 3/15/39	220,000	292,155
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	100,000	97,750
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	130,950
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	193,000
Warner Chilcott Co. LLC (c) 7.750% 9/15/18	350,000	353,500

		2,155,569

Pipelines — 2.1%
CenterPoint Energy Resources Corp. (c) 4.500% 1/15/21	175,000	181,088
CenterPoint Energy Resources Corp. (c) 5.850% 1/15/41	150,000	159,500
DCP Midstream LLC (c) 9.750% 3/15/19	50,000	66,563
Energy Transfer Equity LP 7.500% 10/15/20	100,000	107,000
Enogex LLC (c) 6.875% 7/15/14	825,000	913,362
Enterprise Products Operating LP 3.200% 2/01/16	175,000	180,795
Enterprise Products Operating LP 5.950% 2/01/41	400,000	421,469
Gulf South Pipeline Co. LP (c) 5.050% 2/01/15	25,000	27,380
Kern River Funding Corp. (c) 4.893% 4/30/18	100,581	109,470

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.000% 2/01/17	$110,000	$126,674
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	93,268
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,257
ONEOK Partners LP 3.250% 2/01/16	150,000	156,130
ONEOK Partners LP 6.125% 2/01/41	400,000	430,325
Southern Natural Gas Co. (c) 5.900% 4/01/17	60,000	69,204
Texas Eastern Transmission LP (c) 6.000% 9/15/17	85,000	99,863
TransCanada PipeLines Ltd. 6.200% 10/15/37	50,000	57,207
Williams Partners LP 5.250% 3/15/20	360,000	393,526

		3,610,081

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	225,000	228,800

Real Estate Investment Trusts (REITS) — 1.0%
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	311,349
Developers Diversified Realty Corp. 4.750% 4/15/18	275,000	278,861
Senior Housing Properties Trust 8.625% 1/15/12	45,000	46,290
Simon Property Group LP 4.200% 2/01/15	100,000	107,572
Simon Property Group LP 5.650% 2/01/20	210,000	234,698
Weingarten Realty Investors Series A 4.857% 1/15/14	650,000	693,809

		1,672,579

Retail — 1.2%
CVS Caremark Corp. 6.125% 9/15/39	25,000	27,195
CVS Pass-Through Trust (c) 7.507% 1/10/32	19,452	23,103
The Gap, Inc. 5.950% 4/12/21	300,000	296,001
Home Depot, Inc. 5.950% 4/01/41	200,000	217,192
Inergy LP/Inergy Finance Corp. 7.000% 10/01/18	350,000	357,000
J.C. Penney Co., Inc. 5.650% 6/01/20	350,000	346,500
McDonald’s Corp. 6.300% 10/15/37	70,000	85,113

	Principal Amount	Value
Nordstrom, Inc. 6.750% 6/01/14	$135,000	$155,052
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	233,483
Phillips-Van Heusen Corp. 7.375% 5/15/20	125,000	134,688
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	225,821

		2,101,148

Savings & Loans — 0.2%
Glencore Funding LLC (c) 6.000% 4/15/14	325,000	350,408
Washington Mutual Bank (d) 5.650% 8/15/14	1,225,000	3,062

		353,470

Semiconductors — 0.1%
Sensata Technologies BV (c) 6.500% 5/15/19	105,000	106,050

Software — 0.4%
Audatex North America, Inc. (c) 6.750% 6/15/18	80,000	82,200
First Data Corp. (c) 7.375% 6/15/19	435,000	438,262
First Data Corp. 9.875% 9/24/15	35,000	35,525
Microsoft Corp. 3.000% 10/01/20	100,000	99,182

		655,169

Telecommunications — 3.3%
America Movil SAB de CV 5.000% 3/30/20	175,000	189,382
America Movil SAB de CV 6.125% 3/30/40	180,000	197,865
American Tower Corp. 4.500% 1/15/18	750,000	780,596
British Telecom PLC STEP 9.875% 12/15/30	50,000	70,829
CenturyLink, Inc. 6.150% 9/15/19	195,000	200,586
Cisco Systems, Inc. 5.500% 1/15/40	75,000	79,046
CommScope, Inc. (c) 8.250% 1/15/19	185,000	192,400
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	90,000	124,104
EH Holding Corp. (c) 7.625% 6/15/21	60,000	61,800
Embarq Corp. 7.082% 6/01/16	210,000	240,244

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Embarq Corp. 7.995% 6/01/36	$45,000	$47,924
Frontier Communications Corp. 8.125% 10/01/18	450,000	493,875
GeoEye, Inc. 9.625% 10/01/15	25,000	28,563
MetroPCS Wireless, Inc. 7.875% 9/01/18	300,000	319,125
Rogers Communications, Inc. 7.500% 8/15/38	35,000	44,690
Rogers Wireless Communications, Inc. 7.500% 3/15/15	30,000	35,835
Sprint Capital Corp. 6.900% 5/01/19	255,000	260,738
Telecom Italia Capital 6.000% 9/30/34	80,000	69,112
Telecom Italia Capital 6.175% 6/18/14	475,000	494,902
Telefonica Emisiones SAU 3.992% 2/16/16	450,000	451,923
Telefonica Emisiones SAU 5.462% 2/16/21	175,000	175,499
Telstra Corp. Ltd. (c) 4.800% 10/12/21	275,000	282,506
Verizon Communications, Inc. 8.750% 11/01/18	315,000	422,309
Verizon Communications, Inc. 8.950% 3/01/39	150,000	221,945
Windstream Corp. 7.750% 10/01/21	190,000	201,400

		5,687,198

Transportation — 0.9%
Asciano Finance (c) 5.000% 4/07/18	275,000	287,175
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	186,262
Canadian National Railway Co. 6.375% 11/15/37	25,000	29,719
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	130,020
RailAmerica, Inc. 9.250% 7/01/17	144,000	158,400
Ryder System, Inc. 5.000% 6/15/12	225,000	232,811
Union Pacific Corp. 4.000% 2/01/21	250,000	258,327
Union Pacific Corp. 5.750% 11/15/17	225,000	263,725

		1,546,439

Trucking & Leasing — 0.6%
GATX Corp. 3.500% 7/15/16	90,000	93,790

	Principal Amount	Value
GATX Corp. 4.750% 5/15/15	$115,000	$123,902
GATX Corp. 8.750% 5/15/14	630,000	738,912

		956,604

TOTAL CORPORATE DEBT (Cost $67,817,147)		71,291,335

MUNICIPAL OBLIGATIONS — 2.1%
Access Group, Inc., Delaware VRN 0.341% 9/01/37	150,000	105,000
Access Group, Inc., Delaware VRN 0.349% 9/01/37	315,000	281,138
Colorado Bridge Enterprise BAB 6.078% 12/01/40	800,000	895,744
North Texas Tollway Authority BAB 6.718% 1/01/49	870,000	1,016,534
State of California 5.950% 4/01/16	225,000	254,378
State of California BAB 7.550% 4/01/39	125,000	153,614
State of Illinois 5.365% 3/01/17	650,000	687,628
Tennessee Valley Authority 5.250% 9/15/39	210,000	230,455

		3,624,491

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,284,766)		3,624,491

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS —12.1%
Auto Floor Plan ABS — 0.1%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	223,252	230,231

Automobile ABS — 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (c) 0.466% 7/20/12	200,000	196,985

Commercial MBS — 5.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.731% 2/10/51	635,000	688,677
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	600,000	641,835

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	$500,000	$540,759
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	473,385	477,261
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	680,000	685,566
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	635,000	691,268
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 10/11/17	375,000	406,369
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	328,085	329,698
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.814% 12/10/49	290,000	318,246
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	625,000	661,068
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (c) 6.206% 2/15/41	470,000	333,269
GS Mortgage Securities Corp. II, Series 2011-GC3, Class C VRN (c) 5.543% 3/10/44	250,000	229,144
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.216% 5/15/41	300,000	322,518
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	327,629
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	630,000	676,939
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (c) 5.319% 6/15/21	100,000	92,557
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	329,604	337,634

	Principal Amount	Value
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.978% 8/15/39	$100,000	$105,790
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	561,689
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.854% 2/15/51	296,535	301,894

		8,729,810

Home Equity ABS — 2.9%
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.657% 4/25/35	247,000	218,936
Bear Stearns Asset-Backed Securities Trust, Series 2006-EC1, Class A2 FRN 0.407% 12/25/35	76,996	75,449
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.717% 1/25/35	113,943	111,230
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.777% 12/25/34	113,792	102,662
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.287% 5/25/36	101,034	99,207
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2 FRN 0.287% 8/25/36	260,926	163,684
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A2 FRN 0.287% 10/25/36	441,548	324,092
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.297% 7/25/36	128,924	125,262
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.417% 9/25/34	221,464	206,976
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.087% 2/25/35	223,589	207,317
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.427% 1/25/36	194,901	183,760
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.357% 8/25/36	211,441	181,959
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 0.807% 9/25/35	300,000	224,753

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.657% 8/25/35	$200,000	$167,235
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.717% 2/25/35	300,000	240,684
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.667% 3/25/35	225,000	172,976
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.657% 4/25/36	200,000	167,272
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 (c) 0.922% 6/28/35	230,692	213,683
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.952% 6/28/35	220,000	149,507
Morgan Stanley Capital, Inc., Series 2006-NC5, Class A2B FRN 0.297% 10/25/36	447,168	401,053
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.637% 3/25/35	295,000	215,554
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	284	273
Novastar Home Equity Loan, Series 2007-2, Class A2A FRN 0.277% 9/25/37	81,426	80,673
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.817% 2/25/35	200,000	173,895
Residential Asset Mortgage Products, Inc., Series 2005-EFC3, Class M3 FRN 0.677% 8/25/35	275,000	194,568
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.427% 11/25/35	362,516	328,238
Saxon Asset Securities Trust, Series 2000-2, Class MF2 VRN 8.547% 7/25/30	144,366	132,033

		4,862,931

Other ABS — 0.7%
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.435% 6/02/17	250,000	247,698
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (e) 0.846% 6/20/14	1,175,000	862,802

	Principal Amount	Value
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	$100,000	$100,000

		1,210,500

Student Loans ABS — 1.7%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.506% 12/27/16	133,162	132,802
Access Group, Inc., Series 2003-1, Class B FRN 1.690% 12/26/35	500,000	365,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.578% 1/25/47	475,000	406,125
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.687% 12/15/32	125,000	123,555
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.687% 3/25/42	250,000	225,625
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.837% 3/15/38	288,610	242,055
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.897% 6/15/38	353,631	297,260
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (c) 1.637% 12/15/16	225,000	224,930
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (c) 1.640% 12/15/16	425,000	424,867
SLM Student Loan Trust, Series 2003-10A, Class B FRN (c) 3.340% 12/17/46	500,000	400,000

		2,842,219

WL Collateral CMO — 1.5%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 2.935% 8/25/34	154,225	135,885
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.774% 2/25/34	20,806	18,607
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.297% 9/25/33	12,033	9,395
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.667% 8/25/34	26,058	23,673
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.376% 1/19/38	744,789	481,755

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.297% 5/25/37	$810,245	$386,580
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.647% 8/25/34	69,499	50,519
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.437% 8/25/36	283,963	219,488
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.595% 7/25/33	4,259	3,968
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.208% 2/25/34	8,870	8,403
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	480	437
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (c) 2.500% 3/23/51	242,968	242,093
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (c) 3.000% 1/17/13	343,375	345,092
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.367% 6/25/46	1,336,691	500,226
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.700% 3/25/34	35,750	30,730
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.662% 4/25/44	108,188	84,189

		2,541,040

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.750% 6/25/32	41,113	31,740

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,987,890)		20,645,456

SOVEREIGN DEBT OBLIGATIONS — 0.9%
Peruvian Government International Bond 6.550% 3/14/37	155,000	180,730
Poland Government International Bond 6.375% 7/15/19	220,000	250,800
Province of Quebec Canada 7.500% 9/15/29	125,000	171,933

	Principal Amount	Value
Republic of Brazil International Bond 5.625% 1/07/41	$235,000	$251,156
Republic of Brazil International Bond 5.875% 1/15/19	94,000	109,604
United Mexican States 5.125% 1/15/20	265,000	292,560
United Mexican States 6.750% 9/27/34	215,000	258,538

		1,515,321

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,411,692)		1,515,321

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 36.3%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	49,308	56,693
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	24,509	28,276

		84,969

Pass-Through Securities — 36.2%
Federal Home Loan Mortgage Corp.
Pool #G11476 5.000% 11/01/18	162,747	174,973
Pool #B16010 5.000% 8/01/19	5,070	5,459
Pool #B17058 5.000% 9/01/19	6,932	7,456
Pool #B17494 5.000% 12/01/19	64,601	69,706
Pool #B14584 5.000% 1/01/20	257,275	277,444
Pool #B18677 5.000% 1/01/20	12,281	13,244
Pool #C01283 5.500% 11/01/31	36,766	40,108
Pool #E89199 6.000% 4/01/17	11,335	12,264
Pool #G11431 6.000% 2/01/18	2,131	2,306
Pool #G01311 7.000% 9/01/31	4,703	5,337
Pool #C80207 7.500% 9/01/24	3,104	3,539
Pool #C00530 7.500% 7/01/27	3,519	4,063
Pool #C00563 7.500% 11/01/27	11,677	13,492

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C00612 7.500% 4/01/28	$756	$873
Pool #C55867 7.500% 2/01/30	13,373	15,412
Federal Home Loan Mortgage Corp. TBA
Pool #3050 4.000% 11/01/39 (f)	1,800,000	1,822,149
Pool #7996 4.500% 4/01/39 (f)	8,622,000	8,958,124
Federal National Mortgage Association
Pool #725692 2.408% 10/01/33	286,063	299,910
Pool #888586 2.683% 10/01/34	653,441	684,108
Pool #675713 5.000% 3/01/18	98,991	106,207
Pool #735010 5.000% 11/01/19	594,638	641,140
Pool #253880 6.500% 7/01/16	5,844	6,364
Pool #575579 7.500% 4/01/31	17,740	20,580
Pool #535996 7.500% 6/01/31	4,066	4,716
Federal National Mortgage Association TBA
Pool #1133 3.500% 7/01/40 (f)	19,215,000	18,735,376
Pool #7170 4.000% 4/01/24 (f)	4,753,000	4,981,738
Pool #6631 4.000% 11/01/39 (f)	8,311,000	8,414,888
Pool #11673 4.500% 3/01/21 (f)	2,650,000	2,818,524
Pool #16354 4.500% 4/01/39 (f)	3,637,000	3,783,901
Pool #28970 5.000% 9/01/36 (f)	8,680,000	9,234,706
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	4,617	5,217
Pool #587280 6.500% 9/15/32	4,774	5,398
Pool #550659 6.500% 9/15/35	142,376	160,518
Pool #538689 6.500% 12/15/35	75,985	85,643
Pool #780651 7.000% 10/15/27	4,553	5,252
Pool #462384 7.000% 11/15/27	3,056	3,517

	Principal Amount	Value
Pool #482668 7.000% 8/15/28	$2,806	$3,231
Pool #506804 7.000% 5/15/29	19,946	22,923
Pool #506914 7.000% 5/15/29	38,515	44,158
Pool #581417 7.000% 7/15/32	6,401	7,393
Pool #591581 7.000% 8/15/32	1,025	1,184
Pool #423836 8.000% 8/15/26	1,851	2,138
Pool #444619 8.000% 3/15/27	12,310	14,250
New Valley Generation IV 4.687% 1/15/22	66,972	73,852

		61,592,781

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $60,994,650)		61,677,750

U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds & Notes — 4.6%
U.S. Treasury Bond 3.500% 2/15/39	615,000	552,571
U.S. Treasury Bond 4.375% 5/15/40	1,545,000	1,610,647
U.S. Treasury Bond (g) 5.375% 2/15/31	10,000	12,198
U.S. Treasury Note 1.875% 9/30/17	4,875,000	4,890,615
U.S. Treasury Note 2.625% 8/15/20	710,000	707,892
U.S. Treasury Note 3.000% 9/30/16	5,000	5,394

		7,779,317

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,632,533)		7,779,317

TOTAL BONDS & NOTES (Cost $163,128,678)		166,533,670

TOTAL LONG-TERM INVESTMENTS (Cost $163,294,365)		166,648,012

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 35.0%
Commercial Paper — 35.0%
The Allstate Corp. (c) 0.340% 9/06/11	$4,200,000	$4,198,493
BMW US Capital LLC (c) 0.370% 8/11/11	4,700,000	4,699,420
Comcast Corp. (c) 0.370% 10/19/11	4,000,000	3,996,670
Daimler Finance North America LLC (c) 0.380% 9/08/11	4,700,000	4,698,015
Deutsche Telekom 0.390% 8/01/11	4,500,000	4,499,902
Dominion Resources, Inc. (c) 0.380% 10/20/11	4,000,000	3,996,538
Duke Energy Corp. (c) 0.330% 8/10/11	4,700,000	4,699,526
ERAC USA Finance Co. (c) 0.370% 9/15/11	4,000,000	3,998,068
National Grid USA (c) 0.360% 9/07/11	4,600,000	4,598,206
Pacific Gas & Electric Co. (c) 0.330% 8/12/11	4,055,000	4,054,517
Santander Holdings USA, Inc. (c) 0.600% 9/09/11	4,700,000	4,696,788
Tesco PLC (c) 0.340% 8/22/11	2,000,000	1,999,566
Volkswagen Group of America, Inc. (c) 0.380% 8/23/11	3,200,000	3,199,189
VW Credit, Inc. (c) 0.370% 8/24/11	1,500,000	1,499,615
Xcel Energy, Inc. (c) 0.310% 8/09/11	4,700,000	4,699,595

		59,534,108

TOTAL SHORT-TERM INVESTMENTS (Cost $59,534,108)		59,534,108

TOTAL INVESTMENTS — 133.0% (Cost $222,828,473) (h)		226,182,120

Other Assets/(Liabilities) — (33.0)%		(56,172,615)

NET ASSETS — 100.0%		$170,009,505

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is valued in good faith under procedures established by the Board of Trustees.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $75,158,609 or 44.21% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2011, these securities amounted to a value of $3,062 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At July 31, 2011, these securities amounted to a value of $862,802 or 0.51% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.8%

COMMON STOCK — 0.8%
Forest Products & Paper — 0.8%
The Newark Group, Inc. (a) (b)	329,969	$1,402,368

TOTAL COMMON STOCK (Cost $2,113,590)		1,402,368

TOTAL EQUITIES (Cost $2,113,590)		1,402,368

	Principal Amount

BONDS & NOTES — 97.0%

CORPORATE DEBT — 97.0%
Advertising — 1.0%
inVentiv Health, Inc. (c) 10.000% 8/15/18	$1,130,000	1,101,750
MDC Partners, Inc. (c) 11.000% 11/01/16	605,000	661,719

		1,763,469

Aerospace & Defense — 1.3%
DAE Aviation Holdings, Inc. (c) 11.250% 8/01/15	1,475,000	1,519,250
Ducommun, Inc. (c) 9.750% 7/15/18	740,000	760,350

		2,279,600

Agriculture — 0.3%
American Rock Salt Co. LLC/American Rock Capital Corp. (c) 8.250% 5/01/18	510,000	507,450

Apparel — 1.1%
Perry Ellis International, Inc. 7.875% 4/01/19	1,775,000	1,846,000

Auto Manufacturers — 1.4%
Ford Motor Co. 7.450% 7/16/31	2,035,000	2,319,532

Auto Parts & Equipment — 0.9%
Affinia Group, Inc. 9.000% 11/30/14	1,510,000	1,532,650

Automotive & Parts — 4.9%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	845,000	862,956
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	792,300
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	1,300,000	1,379,625
Delphi Corp. (c) 5.875% 5/15/19	535,000	539,013

	Principal Amount	Value
Delphi Corp. (c) 6.125% 5/15/21	$360,000	$363,600
International Automotive Components Group SL (c) 9.125% 6/01/18	1,720,000	1,767,300
Pittsburgh Glass Works LLC (c) 8.500% 4/15/16	1,605,000	1,665,187
Titan International, Inc. (c) 7.875% 10/01/17	850,000	905,250

		8,275,231

Banks — 2.2%
Ally Financial, Inc. 6.750% 12/01/14	670,000	703,500
CIT Group, Inc. (c) 7.000% 5/04/15	3,024,000	3,031,560

		3,735,060

Beverages — 0.8%
Cott Beverages, Inc. 8.125% 9/01/18	1,275,000	1,349,906

Building Materials — 1.0%
Interline Brands, Inc. 7.000% 11/15/18	1,220,000	1,247,450
Nortek, Inc. (c) 8.500% 4/15/21	585,000	545,513

		1,792,963

Chemicals — 2.6%
Celanese US Holdings LLC 5.875% 6/15/21	345,000	365,700
Georgia Gulf Corp. (c) 9.000% 1/15/17	850,000	922,250
Omnova Solutions, Inc. (c) 7.875% 11/01/18	1,540,000	1,497,650
Vertellus Specialties, Inc. (c) 9.375% 10/01/15	1,600,000	1,654,000

		4,439,600

Coal — 0.9%
Arch Coal, Inc. (c) 7.000% 6/15/19	500,000	523,750
Arch Coal, Inc. (c) 7.250% 6/15/21	350,000	367,500
Consol Energy, Inc. 8.250% 4/01/20	560,000	623,000

		1,514,250

Commercial Services — 4.7%
ARAMARK Holdings Corp. (c) 8.625% 5/01/16	380,000	391,400
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250% 1/15/19	1,775,000	1,830,469

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hertz Corp. (c) 6.750% 4/15/19	$2,000,000	$2,000,000
Rent-A-Center, Inc. 6.625% 11/15/20	880,000	891,000
RR Donnelley & Sons Co. 7.250% 5/15/18	415,000	427,450
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.250% 2/01/21	1,300,000	1,342,250
United Rentals North America, Inc. 8.375% 9/15/20	1,030,000	1,071,200

		7,953,769

Computers — 0.7%
Seagate HDD Cayman (c) 7.000% 11/01/21	1,250,000	1,262,500

Diversified Financial — 4.7%
American General Finance Corp. 6.500% 9/15/17	1,170,000	1,064,700
CIT Group, Inc. 7.000% 5/01/15	565	566
Community Choice Financial, Inc. (c) 10.750% 5/01/19	815,000	837,413
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,200,000	1,314,408
International Lease Finance Corp. 5.750% 5/15/16	1,245,000	1,242,419
International Lease Finance Corp. 8.625% 9/15/15	700,000	771,750
Pinafore LLC/Pinafore, Inc. (c) 9.000% 10/01/18	1,675,000	1,829,938
Springleaf Finance Corp. 5.375% 10/01/12	900,000	893,250

		7,954,444

Electric — 4.6%
The AES Corp. (c) 7.375% 7/01/21	415,000	429,525
Calpine Corp. (c) 7.500% 2/15/21	1,660,000	1,718,100
Energy Future Holdings Corp. 10.000% 1/15/20	1,855,000	1,948,017
Intergen NV (c) 9.000% 6/30/17	1,330,000	1,403,150
NRG Energy, Inc. (c) 7.625% 5/15/19	425,000	425,000
NRG Energy, Inc. 8.250% 9/01/20	630,000	648,900
NRG Energy, Inc. 8.500% 6/15/19	850,000	884,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (c) 11.500% 10/01/20	385,000	356,125

		7,812,817

	Principal Amount	Value
Engineering & Construction — 0.4%
Tutor Perini Corp. 7.625% 11/01/18	$650,000	$625,625

Entertainment — 2.8%
Cinemark USA, Inc. (c) 7.375% 6/15/21	1,000,000	1,000,000
Regal Entertainment Group 9.125% 8/15/18	1,580,000	1,666,900
Vail Resorts, Inc. (c) 6.500% 5/01/19	525,000	537,469
WM Finance Corp. (c) 9.500% 6/15/16	439,000	465,889
WMG Acquisition Corp. 9.500% 6/15/16	1,094,000	1,161,007

		4,831,265

Foods — 0.5%
JBS USA LLC/JBS USA Finance, Inc. (c) 7.250% 6/01/21	815,000	804,813

Forest Products & Paper — 1.9%
NewPage Corp. 11.375% 12/31/14	1,500,000	1,350,000
Xerium Technologies, Inc. (c) 8.875% 6/15/18	2,025,000	1,954,125

		3,304,125

Health Care – Products — 1.6%
Alere, Inc. 9.000% 5/15/16	2,045,000	2,129,356
Teleflex, Inc. 6.875% 6/01/19	610,000	628,300

		2,757,656

Health Care – Services — 5.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	675,000	691,875
Apria Healthcare Group, Inc. 12.375% 11/01/14	460,000	463,450
HCA Holdings, Inc. (c) 7.750% 5/15/21	920,000	936,100
HCA, Inc. 6.500% 2/15/20	950,000	964,250
HCA, Inc. 7.500% 2/15/22	2,230,000	2,263,450
HEALTHSOUTH Corp. 7.250% 10/01/18	600,000	628,500
HEALTHSOUTH Corp. 7.750% 9/15/22	1,180,000	1,256,700
IASIS Healthcare LLC/IASIS Capital Corp. (c) 8.375% 5/15/19	1,680,000	1,663,200

		8,867,525

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company – Diversified — 1.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 8.750% 5/15/18	$925,000	$888,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 9.000% 4/15/19	375,000	373,125
Susser Holdings LLC/Susser Finance Corp. 8.500% 5/15/16	900,000	960,750

		2,221,875

Household Products — 1.2%
Diversey, Inc. 8.250% 11/15/19	530,000	622,750
Spectrum Brands Holdings, Inc. 9.500% 6/15/18	1,325,000	1,474,063

		2,096,813

Housewares — 0.4%
Libbey Glass, Inc. 10.000% 2/15/15	562,000	609,770

Iron & Steel — 0.8%
Tube City IMS Corp. 9.750% 2/01/15	1,285,000	1,323,550

Leisure Time — 0.4%
Brunswick Corp. 7.375% 9/01/23	650,000	617,500

Lodging — 0.6%
Boyd Gaming Corp. 6.750% 4/15/14	265,000	264,006
Boyd Gaming Corp. 7.125% 2/01/16	900,000	841,500

		1,105,506

Machinery – Diversified — 0.6%
The Manitowoc Co., Inc. 8.500% 11/01/20	950,000	1,033,125

Manufacturing — 2.1%
Griffon Corp. (c) 7.125% 4/01/18	875,000	872,813
Polypore International, Inc. 7.500% 11/15/17	1,445,000	1,535,312
Trimas Corp. 9.750% 12/15/17	1,100,000	1,210,000

		3,618,125

Media — 7.2%
AMC Networks, Inc. (c) 7.750% 7/15/21	360,000	378,900
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	800,000	844,000

	Principal Amount	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c) 8.625% 11/15/17	$1,600,000	$1,702,000
Clear Channel Worldwide Holdings, Inc., Series B 9.250% 12/15/17	1,045,000	1,141,663
Gannett Co., Inc. 9.375% 11/15/17	2,125,000	2,364,062
LIN Television Corp. 8.375% 4/15/18	1,486,000	1,586,305
Mediacom LLC/Mediacom Capital Corp. 9.125% 8/15/19	1,405,000	1,496,325
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	1,600,000	1,684,000
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	1,010,000	1,111,000

		12,308,255

Metal Fabricate & Hardware — 1.3%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	830,000	856,975
Mueller Water Products, Inc. 8.750% 9/01/20	1,220,000	1,329,800

		2,186,775

Mining — 0.7%
FMG Resources PTY Ltd. (c) 7.000% 11/01/15	1,175,000	1,217,594

Oil & Gas — 11.9%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. (c) 9.625% 10/15/18	2,495,000	2,507,475
Calumet Specialty Products Partners LP/Calumet Finance Corp. (c) 9.375% 5/01/19	1,980,000	2,029,500
Chaparral Energy, Inc. 8.250% 9/01/21	2,025,000	2,090,812
Coffeyville Resources LLC/Coffeyville Finance, Inc. (c) 10.875% 4/01/17	1,100,000	1,262,250
Concho Resources, Inc./Midland TX 6.500% 1/15/22	820,000	856,900
Goodrich Petroleum Corp. (c) 8.875% 3/15/19	1,810,000	1,859,775
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 7.625% 4/15/21	790,000	837,400
Laredo Petroleum, Inc. (c) 9.500% 2/15/19	680,000	724,200
MEG Energy Corp. (c) 6.500% 3/15/21	725,000	754,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northern Tier Energy LLC and Northern Tier Finance Corp. (c) 10.500% 12/01/17	$1,520,000	$1,672,000
Precision Drilling Corp. 6.625% 11/15/20	395,000	408,825
QEP Resources, Inc. 6.875% 3/01/21	850,000	922,250
Quicksilver Resources, Inc. 7.125% 4/01/16	1,575,000	1,582,875
SM Energy Co. (c) 6.625% 2/15/19	500,000	515,000
Unit Corp. 6.625% 5/15/21	515,000	520,150
Venoco, Inc. 8.875% 2/15/19	1,685,000	1,743,975

		20,287,387

Packaging & Containers — 2.8%
Intertape Polymer US, Inc. 8.500% 8/01/14	1,030,000	968,200
Packaging Dynamics Corp. (c) 8.750% 2/01/16	1,630,000	1,678,900
Pregis Corp. 12.375% 10/15/13	1,405,000	1,390,950
Solo Cup Co. 8.500% 2/15/14	750,000	705,937

		4,743,987

Pharmaceuticals — 4.6%
Endo Pharmaceuticals Holdings, Inc. (c) 7.000% 7/15/19	490,000	513,275
Endo Pharmaceuticals Holdings, Inc. (c) 7.250% 1/15/22	375,000	393,750
Mylan, Inc. (c) 6.000% 11/15/18	1,230,000	1,257,675
Omnicare, Inc. 7.750% 6/01/20	1,500,000	1,635,000
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	375,000	366,562
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	600,000	582,000
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	800,000	772,000
Warner Chilcott Co. LLC (c) 7.750% 9/15/18	2,225,000	2,247,250

		7,767,512

Pipelines — 0.7%
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (c) 6.875% 2/01/21	1,240,000	1,240,000

	Principal Amount	Value
Retail — 2.1%
Fiesta Restaurant Group (c) 8.875% 8/15/16	$1,845,000	$1,881,900
Inergy LP/Inergy Finance Corp. 7.000% 10/01/18	900,000	918,000
OSI Restaurant Partners, Inc. 10.000% 6/15/15	670,000	701,825

		3,501,725

Savings & Loans — 0.7%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	1,805,000	1,164,225

Semiconductors — 0.4%
Sensata Technologies BV (c) 6.500% 5/15/19	620,000	626,200

Software — 4.6%
Audatex North America, Inc. (c) 6.750% 6/15/18	865,000	888,788
EVERTEC, Inc. (c) 11.000% 10/01/18	2,280,000	2,411,100
Fidelity National Information Services, Inc. 7.625% 7/15/17	500,000	533,125
Fidelity National Information Services, Inc. 7.875% 7/15/20	670,000	715,225
First Data Corp. (c) 7.375% 6/15/19	1,915,000	1,929,362
First Data Corp. 9.875% 9/24/15	194,000	196,910
First Data Corp. 11.250% 3/31/16	260,000	256,100
First Data Corp. (c) 12.625% 1/15/21	865,000	916,900

		7,847,510

Telecommunications — 3.8%
CPI International, Inc. (c) 8.000% 2/15/18	300,000	285,000
Intelsat Jackson Holdings SA (c) 7.250% 4/01/19	1,100,000	1,113,750
MetroPCS Wireless, Inc. 7.875% 9/01/18	1,400,000	1,489,250
Sprint Capital Corp. 6.900% 5/01/19	2,245,000	2,295,512
Viasat, Inc. 8.875% 9/15/16	1,265,000	1,328,250

		6,511,762

Transportation — 3.3%
CHC Helicopter SA (c) 9.250% 10/15/20	855,000	765,225

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	$1,985,000	$2,066,881
RailAmerica, Inc. 9.250% 7/01/17	1,200,000	1,320,000
Swift Services Holdings, Inc. 10.000% 11/15/18	1,450,000	1,560,563

		5,712,669

TOTAL CORPORATE DEBT (Cost $160,862,179)		165,272,115

TOTAL BONDS & NOTES (Cost $160,862,179)		165,272,115

TOTAL LONG-TERM INVESTMENTS (Cost $162,975,769)		166,674,483

SHORT-TERM INVESTMENTS — 2.6%
Commercial Paper — 2.6%
Avery Dennison Corp. (c) 0.290% 8/01/11	3,000,000	2,999,951
Reed Elsevier, Inc. (c) 0.300% 8/03/11	1,450,000	1,449,952

		4,449,903

TOTAL SHORT-TERM INVESTMENTS (Cost $4,449,903)		4,449,903

TOTAL INVESTMENTS — 100.4% (Cost $167,425,672) (d)		171,124,386

Other Assets/(Liabilities) — (0.4)%		(691,412)

NET ASSETS — 100.0%		$170,432,974

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $80,229,386 or 47.07% of net assets.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.4%

CORPORATE DEBT — 23.7%
Banks — 14.2%
Eksportfinans A/S EUR (a) 4.750% 6/11/13	525,000	$791,744
Eksportfinans ASA EUR (a) 4.750% 6/11/13	1,025,000	1,545,785
KFW JPY (a) 2.050% 2/16/26	175,000,000	2,421,531
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	80,000,000	1,072,771
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	550,000	957,938
Rabobank Nederland NV EUR (a) 4.250% 4/22/14	1,030,000	1,555,956

		8,345,725

Diversified Financial — 2.5%
German Postal Pensions Securitisation PLC EUR (a) 3.375% 1/18/16	1,000,000	1,474,014

Multi-National — 6.4%
European Investment Bank JPY (a) 1.400% 6/20/17	120,000,000	1,628,697
International Bank for Reconstruction & Development, Class E GBP (a) 5.400% 6/07/21	400,000	789,744
Nordic Investment Bank JPY (a) 1.700% 4/27/17	100,000,000	1,378,748

		3,797,189

Oil & Gas — 0.6%
BG Energy Capital PLC GBP (a) 5.125% 12/07/17	200,000	363,570

TOTAL CORPORATE DEBT (Cost $12,654,961)		13,980,498

SOVEREIGN DEBT OBLIGATIONS — 73.7%
Agence Francaise de Developpement JPY (a) 1.800% 6/19/15	100,000,000	1,362,781
Belgium Government EUR (a) 4.000% 3/28/13	1,650,000	2,427,026
Bundesrepublik Deutschland EUR (a) 3.500% 1/04/16	570,000	882,672
Canadian Government Bond CAD (a) 2.000% 9/01/12	700,000	738,632
Canadian Government Bond CAD (a) 2.000% 12/01/14	1,100,000	1,162,722

	Principal Amount	Value
Canadian Government Bond CAD (a) 2.500% 6/01/15	600,000	$644,367
Finland Government Bond EUR (a) 3.125% 9/15/14	1,800,000	2,703,842
French Republic EUR (a) 5.750% 10/25/32	1,100,000	2,036,558
Government of France OAT EUR (a) 3.750% 4/25/21	550,000	831,232
Italy Buoni Poliennali Del Tesoro EUR (a) 3.000% 4/15/15	900,000	1,203,461
Italy Buoni Poliennali Del Tesoro EUR (a) 4.500% 2/01/18	925,000	1,251,909
Japan Government JPY (a) 1.400% 6/20/19	50,000,000	680,864
Japan Government JPY (a) 1.700% 12/20/16	65,000,000	901,477
Japan Government JPY (a) 1.700% 6/20/33	115,000,000	1,438,018
Japan Government JPY (a) 2.300% 3/19/26	100,000,000	1,420,230
Kingdom of the Netherlands EUR (a) 3.750% 1/15/23	960,000	1,465,637
Kingdom of the Netherlands EUR (a) 4.250% 7/15/13	650,000	984,653
Mexican Bonos MXN (a) 6.000% 6/18/15	13,500,000	1,163,536
New South Wales Treasury Corp. AUD (a) 5.500% 8/01/14	900,000	1,011,996
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	950,000	1,072,810
Norway Treasury Bill NOK (a) 0.010% 9/21/11	6,400,000	1,184,897
Poland Government Bond PLN (a) 5.000% 10/24/13	2,400,000	867,537
Poland Government Bond PLN (a) 5.250% 10/25/17	3,000,000	1,066,325
Poland Government Bond PLN (a) 5.750% 9/23/22	1,400,000	497,238
Province of Ontario Canada CAD (a) 3.150% 9/08/15	1,300,000	1,413,244
Queensland Treasury Corp. AUD (a) 6.000% 9/14/17	800,000	925,742
Republic of Austria EUR (Acquired 11/22/10 - 6/03/11, Cost $1,012,738) (a) (b) (c) 3.500% 9/15/21	1,000,000	1,481,831
Republic of Austria EUR (a) 4.650% 1/15/18	770,000	1,234,590

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Germany EUR (a) 4.750% 7/04/28	1,100,000	$1,888,962
South Africa Government Bond ZAR (a) 8.000% 12/21/18	10,700,000	1,587,628
Sweden Government Bond SEK (a) 3.000% 7/12/16	17,000,000	2,799,242
United Kingdom Gilt GBP (a) 2.250% 3/07/14	400,000	680,592
United Kingdom Gilt GBP (a) 4.500% 9/07/34	475,000	840,653
United Mexican States MXN (a) 8.000% 12/19/13	18,000,000	1,632,307

		43,485,211

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $40,564,441)		43,485,211

TOTAL BONDS & NOTES (Cost $53,219,402)		57,465,709

TOTAL LONG-TERM INVESTMENTS (Cost $53,219,402)		57,465,709

SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 07/29/11, 0.010%, due 8/01/11 (d)	$521,978	521,978

TOTAL SHORT-TERM INVESTMENTS (Cost $521,978)		521,978

TOTAL INVESTMENTS — 98.3% (Cost $53,741,380) (e)		57,987,687

Other Assets/(Liabilities) — 1.7%		1,022,769

NET ASSETS — 100.0%		$59,010,456

Notes to Portfolio of Investments

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $1,481,831 or 2.51% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At July 31, 2011, these securities amounted to a value of $1,481,831 or 2.51% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Maturity value of $521,978. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $534,946.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 52.7%

COMMON STOCK — 52.7%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	4,233	$41,526
Omnicom Group, Inc.	1,998	93,746

		135,272

Aerospace & Defense — 1.1%
The Boeing Co.	1,946	137,135
General Dynamics Corp.	3,090	210,553
Goodrich Corp.	541	51,471
L-3 Communications Holdings, Inc.	944	74,689
Lockheed Martin Corp.	2,961	224,236
Northrop Grumman Corp.	3,123	188,973
Raytheon Co.	1,375	61,504
Rockwell Collins, Inc.	557	30,685
United Technologies Corp.	5,572	461,584

		1,440,830

Agriculture — 1.3%
Altria Group, Inc.	10,251	269,601
Archer-Daniels-Midland Co.	126	3,828
Lorillard, Inc.	1,940	206,067
Philip Morris International, Inc.	15,069	1,072,461
Reynolds American, Inc.	2,683	94,441

		1,646,398

Airlines — 0.0%
Southwest Airlines Co.	5,166	51,453

Apparel — 0.1%
Nike, Inc. Class B	1,051	94,748
VF Corp.	460	53,728

		148,476

Auto Manufacturers — 0.3%
Ford Motor Co. (a)	27,276	333,040
Paccar, Inc.	1,434	61,390

		394,430

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	4,561	73,751
Johnson Controls, Inc.	844	31,186

		104,937

Banks — 2.3%
Banco Santander Chile Sponsored ADR (Chile)	4,100	381,218
Bank of America Corp.	19,442	188,782
Bank of New York Mellon Corp.	4,392	110,283
BB&T Corp.	3,312	85,052
Capital One Financial Corp.	5,195	248,321
Comerica, Inc.	524	16,784
Fifth Third Bancorp	3,203	40,518

	Number of Shares	Value
First Horizon National Corp.	680	$6,113
Huntington Bancshares, Inc.	6,810	41,166
KeyCorp	10,605	85,264
M&T Bank Corp.	761	65,629
Northern Trust Corp.	361	16,211
PNC Financial Services Group, Inc.	4,302	233,555
Regions Financial Corp.	1,543	9,397
State Street Corp.	2,612	108,320
SunTrust Banks, Inc.	544	13,322
U.S. Bancorp	10,829	282,204
Wells Fargo & Co.	35,184	983,041
Zions Bancorp	249	5,453

		2,920,633

Beverages — 1.3%
Brown-Forman Corp. Class B	341	25,084
The Coca-Cola Co.	11,343	771,437
Coca-Cola Enterprises, Inc.	5,485	154,183
Constellation Brands, Inc. Class A (a)	6,122	124,828
Dr. Pepper Snapple Group, Inc.	3,131	118,227
Molson Coors Brewing Co. Class B	736	33,157
PepsiCo, Inc.	6,886	440,979

		1,667,895

Biotechnology — 0.4%
Amgen, Inc. (a)	5,905	323,004
Biogen Idec, Inc. (a)	958	97,591
Celgene Corp. (a)	454	26,922
Life Technologies Corp. (a)	471	21,209

		468,726

Building Materials — 0.0%
Masco Corp.	994	10,487

Chemicals — 1.0%
Air Products & Chemicals, Inc.	1,010	89,617
Airgas, Inc.	93	6,389
CF Industries Holdings, Inc.	1,185	184,054
The Dow Chemical Co.	6,864	239,348
E.I. du Pont de Nemours & Co.	4,833	248,513
Eastman Chemical Co.	664	64,136
Ecolab, Inc.	539	26,950
FMC Corp.	300	26,271
International Flavors & Fragrances, Inc.	173	10,583
Monsanto Co.	2,886	212,063
PPG Industries, Inc.	1,187	99,945
Praxair, Inc.	174	18,033
The Sherwin-Williams Co.	147	11,344
Sigma-Aldrich Corp.	505	33,886

		1,271,132

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	1,462	62,442

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CONSOL Energy, Inc.	857	$45,935
Peabody Energy Corp.	406	23,333

		131,710

Commercial Services — 1.0%
Apollo Group, Inc. Class A (a)	2,800	142,324
Automatic Data Processing, Inc.	2,921	150,402
DeVry, Inc.	373	23,178
Donnelley (R.R.) & Sons Co.	1,034	19,450
Equifax, Inc.	436	14,981
H&R Block, Inc.	9,631	144,080
Iron Mountain, Inc.	99	3,131
MasterCard, Inc. Class A	545	165,271
McKesson Corp.	2,141	173,678
Monster Worldwide, Inc. (a)	1,300	15,262
Moody’s Corp.	1,635	58,222
Paychex, Inc.	2,013	56,827
Quanta Services, Inc. (a)	424	7,853
Robert Half International, Inc.	335	9,172
SAIC, Inc. (a)	2,286	36,645
Total System Services, Inc.	621	11,557
Visa, Inc. Class A	1,164	99,569
Western Union Co.	6,354	123,331

		1,254,933

Computers — 4.0%
Accenture PLC Class A	4,134	244,485
Apple, Inc. (a)	5,367	2,095,706
Cognizant Technology Solutions Corp. Class A (a)	259	18,096
Computer Sciences Corp.	2,375	83,790
Dell, Inc. (a)	12,994	211,023
EMC Corp. (a)	7,435	193,905
Hewlett-Packard Co.	9,763	343,267
International Business Machines Corp.	7,910	1,438,434
Lexmark International, Inc. Class A (a)	2,147	72,075
NetApp, Inc. (a)	1,570	74,606
SanDisk Corp. (a)	2,858	121,551
Teradata Corp. (a)	622	34,185
Western Digital Corp. (a)	2,303	79,361

		5,010,484

Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	1,609	42,204
Colgate-Palmolive Co.	1,003	84,633
The Estee Lauder Cos., Inc. Class A	298	31,263
The Procter & Gamble Co.	11,989	737,204

		895,304

Distribution & Wholesale — 0.1%
Fastenal Co.	370	12,451
Genuine Parts Co.	736	39,126
W.W. Grainger, Inc.	274	40,653

		92,230

	Number of Shares	Value
Diversified Financial — 2.5%
American Express Co.	5,926	$296,537
Ameriprise Financial, Inc.	2,095	113,339
BlackRock, Inc.	500	89,230
The Charles Schwab Corp.	4,122	61,541
Citigroup, Inc.	11,445	438,801
CME Group, Inc.	213	61,597
Discover Financial Services	7,449	190,769
E*TRADE Financial Corp. (a)	393	6,241
Federated Investors, Inc. Class B	1,691	36,137
Franklin Resources, Inc.	636	80,747
The Goldman Sachs Group, Inc.	1,165	157,240
IntercontinentalExchange, Inc. (a)	183	22,564
Invesco Ltd.	2,723	60,396
Janus Capital Group, Inc.	2,475	20,889
JP Morgan Chase & Co.	29,718	1,202,093
Legg Mason, Inc.	947	27,861
Morgan Stanley	2,371	52,755
The NASDAQ OMX Group, Inc. (a)	3,322	79,960
NYSE Euronext	1,136	38,011
SLM Corp.	5,064	78,948
T. Rowe Price Group, Inc.	1,086	61,685

		3,177,341

Electric — 1.6%
The AES Corp. (a)	4,918	60,541
Ameren Corp.	842	24,266
American Electric Power Co., Inc.	5,396	198,897
CenterPoint Energy, Inc.	2,335	45,719
CMS Energy Corp.	5,335	102,112
Consolidated Edison, Inc.	2,209	116,193
Constellation Energy Group, Inc.	296	11,494
Dominion Resources, Inc.	1,662	80,524
DTE Energy Co.	486	24,222
Duke Energy Corp.	9,554	177,704
Edison International	1,413	53,793
Entergy Corp.	1,185	79,158
Exelon Corp.	4,292	189,148
FirstEnergy Corp.	2,166	96,712
Integrys Energy Group, Inc.	361	18,126
NextEra Energy, Inc.	2,136	118,014
Northeast Utilities	1,506	51,204
NRG Energy, Inc. (a)	1,320	32,366
Pepco Holdings, Inc.	2,535	47,354
PG&E Corp.	623	25,811
Pinnacle West Capital Corp.	943	39,936
PPL Corp.	2,276	63,500
Progress Energy, Inc.	440	20,566
Public Service Enterprise Group, Inc.	2,286	74,867
SCANA Corp.	272	10,660
The Southern Co.	3,097	122,455
TECO Energy, Inc.	1,391	25,775
Wisconsin Energy Corp.	2,286	70,066

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	1,245	$29,880

		2,011,063

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	2,836	139,219
Molex, Inc.	2,009	47,172

		186,391

Electronics — 0.3%
Agilent Technologies, Inc. (a)	1,854	78,165
Amphenol Corp. Class A	36	1,760
FLIR Systems, Inc.	235	6,453
Jabil Circuit, Inc.	5,980	109,494
PerkinElmer, Inc.	8,024	196,267
Waters Corp. (a)	460	40,429

		432,568

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	100	11,823

Engineering & Construction — 0.2%
Fluor Corp.	2,747	174,517
Jacobs Engineering Group, Inc. (a)	824	32,251

		206,768

Entertainment — 0.0%
International Game Technology	1,010	18,776

Environmental Controls — 0.2%
Republic Services, Inc.	2,867	83,229
Stericycle, Inc. (a)	287	23,568
Waste Management, Inc.	3,963	124,795

		231,592

Foods — 0.9%
Campbell Soup Co.	1,965	64,943
ConAgra Foods, Inc.	2,684	68,737
Dean Foods Co. (a)	8,610	94,882
General Mills, Inc.	1,122	41,907
H.J. Heinz Co.	1,857	97,753
The Hershey Co.	1,019	57,512
Hormel Foods Corp.	2,351	68,109
The J.M. Smucker Co.	134	10,441
Kellogg Co.	552	30,791
Kraft Foods, Inc. Class A	1,085	37,302
The Kroger Co.	5,534	137,631
McCormick & Co., Inc.	273	13,281
Safeway, Inc.	7,010	141,392
Sara Lee Corp.	4,883	93,314
SUPERVALU, Inc.	8,334	71,672
Sysco Corp.	666	20,373
Tyson Foods, Inc. Class A	3,573	62,742
Whole Foods Market, Inc.	636	42,421

		1,155,203

	Number of Shares	Value
Forest Products & Paper — 0.1%
International Paper Co.	3,207	$95,248
MeadWestvaco Corp.	1,774	55,242

		150,490

Gas — 0.1%
Nicor, Inc.	377	20,622
NiSource, Inc.	1,372	27,618
Sempra Energy	1,202	60,930

		109,170

Hand & Machine Tools — 0.1%
Snap-on, Inc.	385	21,891
Stanley Black & Decker, Inc.	1,342	88,263

		110,154

Health Care – Products — 1.6%
Baxter International, Inc.	3,606	209,761
Becton, Dickinson & Co.	1,402	117,221
Boston Scientific Corp. (a)	121	866
C.R. Bard, Inc.	730	72,036
CareFusion Corp. (a)	1,348	35,574
Covidien PLC	2,974	151,050
Edwards Lifesciences Corp. (a)	104	7,420
Intuitive Surgical, Inc. (a)	4	1,602
Johnson & Johnson	15,285	990,315
Medtronic, Inc.	3,794	136,774
St. Jude Medical, Inc.	998	46,407
Stryker Corp.	1,959	106,452
Varian Medical Systems, Inc. (a)	174	10,920
Zimmer Holdings, Inc. (a)	1,424	85,469

		1,971,867

Health Care – Services — 1.0%
Aetna, Inc.	3,194	132,519
CIGNA Corp.	2,459	122,385
Coventry Health Care, Inc. (a)	1,744	55,808
DaVita, Inc. (a)	473	39,514
Humana, Inc.	1,632	121,715
Laboratory Corporation of America Holdings (a)	561	50,916
Quest Diagnostics, Inc.	635	34,296
Tenet Healthcare Corp. (a)	5,482	30,480
Thermo Fisher Scientific, Inc. (a)	2,172	130,516
UnitedHealth Group, Inc.	7,916	392,871
WellPoint, Inc.	3,158	213,323

		1,324,343

Holding Company – Diversified — 0.1%
Leucadia National Corp.	2,036	68,552

Home Builders — 0.0%
D.R. Horton, Inc.	559	6,641
Lennar Corp. Class A	126	2,229
Pulte Group, Inc. (a)	474	3,256

		12,126

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 0.1%
Harman International Industries, Inc.	1,005	$41,808
Whirlpool Corp.	654	45,276

		87,084

Household Products — 0.1%
Avery Dennison Corp.	282	8,897
The Clorox Co.	255	18,256
Fortune Brands, Inc.	573	34,500
Kimberly-Clark Corp.	1,471	96,145

		157,798

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,583	24,568

Insurance — 2.0%
ACE Ltd.	2,100	140,658
Aflac, Inc.	2,748	126,573
The Allstate Corp.	2,286	63,368
American International Group, Inc. (a)	2,463	70,688
Aon Corp.	1,036	49,852
Assurant, Inc.	1,671	59,521
Berkshire Hathaway, Inc. Class B (a)	7,837	581,270
The Chubb Corp.	2,464	153,951
Cincinnati Financial Corp.	1,077	29,434
Genworth Financial, Inc. Class A (a)	1,855	15,434
The Hartford Financial Services Group, Inc.	4,790	112,182
Lincoln National Corp.	4,558	120,787
Loews Corp.	1,634	65,147
Marsh & McLennan Cos., Inc.	2,570	75,789
MetLife, Inc.	5,652	232,919
Principal Financial Group, Inc.	1,735	47,938
The Progressive Corp.	3,234	63,645
Prudential Financial, Inc.	3,735	219,170
Torchmark Corp.	1,917	77,428
The Travelers Cos., Inc.	2,660	146,646
Unum Group	2,735	66,707
XL Group PLC	897	18,406

		2,537,513

Internet — 1.1%
Akamai Technologies, Inc. (a)	310	7,508
Amazon.com, Inc. (a)	244	54,295
eBay, Inc. (a)	4,846	158,706
Expedia, Inc.	3,147	99,728
F5 Networks, Inc. (a)	200	18,696
Google, Inc. Class A (a)	1,128	680,962
Netflix, Inc. (a)	245	65,168
Priceline.com, Inc. (a)	283	152,155
Symantec Corp. (a)	6,167	117,543
VeriSign, Inc.	808	25,218
Yahoo!, Inc. (a)	1,267	16,598

		1,396,577

	Number of Shares	Value
Iron & Steel — 0.2%
AK Steel Holding Corp.	677	$8,226
Allegheny Technologies, Inc.	119	6,925
Cliffs Natural Resources, Inc.	1,438	129,161
Nucor Corp.	1,261	49,040
United States Steel Corp.	67	2,679

		196,031

Leisure Time — 0.1%
Carnival Corp.	1,771	58,974
Harley-Davidson, Inc.	1,408	61,093

		120,067

Lodging — 0.2%
Marriott International, Inc. Class A	535	17,387
Starwood Hotels & Resorts Worldwide, Inc.	360	19,786
Wyndham Worldwide Corp.	1,022	35,351
Wynn Resorts Ltd.	799	122,790

		195,314

Machinery – Construction & Mining — 0.4%
Caterpillar, Inc.	3,864	381,725
Ingersoll-Rand PLC	400	14,968
Joy Global, Inc.	956	89,787

		486,480

Machinery – Diversified — 0.3%
Cummins, Inc.	873	91,560
Deere & Co.	702	55,114
Eaton Corp.	1,708	81,899
Flowserve Corp.	187	18,584
Rockwell Automation, Inc.	536	38,463
Roper Industries, Inc.	974	79,508

		365,128

Manufacturing — 2.2%
3M Co.	2,604	226,913
Danaher Corp.	2,775	136,280
Dover Corp.	1,303	78,792
General Electric Co.	80,890	1,448,740
Honeywell International, Inc.	5,675	301,343
Illinois Tool Works, Inc.	1,925	95,865
ITT Corp.	1,201	64,061
Leggett & Platt, Inc.	695	15,082
Pall Corp.	661	32,772
Parker Hannifin Corp.	1,660	131,173
Textron, Inc.	3,565	82,458
Tyco International Ltd.	3,975	176,053

		2,789,532

Media — 1.7%
AMC Networks, Inc. (a)	150	5,578
Cablevision Systems Corp. Class A	2,260	55,054
CBS Corp. Class B	6,076	166,300
Comcast Corp. Class A	17,481	419,894

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DIRECTV Class A (a)	5,486	$278,030
Discovery Communications, Inc. Series A (a)	800	31,840
Gannett Co., Inc.	5,301	67,641
The McGraw-Hill Cos., Inc.	1,709	71,094
News Corp. Class A	11,321	181,362
Scripps Networks Interactive Class A	324	15,014
Time Warner Cable, Inc.	2,477	181,589
Time Warner, Inc.	4,104	144,297
Viacom, Inc. Class B	4,190	202,880
The Walt Disney Co.	4,660	179,969
The Washington Post Co. Class B	296	119,081

		2,119,623

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	399	64,391

Mining — 0.5%
Alcoa, Inc.	6,546	96,423
Freeport-McMoRan Copper & Gold, Inc.	8,014	424,421
Newmont Mining Corp.	1,984	110,330
Titanium Metals Corp.	473	8,415
Vulcan Materials Co.	198	6,789

		646,378

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	3,199	68,938
Xerox Corp.	7,745	72,261

		141,199

Oil & Gas — 5.5%
Anadarko Petroleum Corp.	1,882	155,378
Apache Corp.	1,983	245,337
Cabot Oil & Gas Corp.	198	14,668
Chesapeake Energy Corp.	2,063	70,864
Chevron Corp.	14,818	1,541,368
ConocoPhillips	9,868	710,397
Denbury Resources, Inc. (a)	85	1,642
Devon Energy Corp.	1,654	130,170
Diamond Offshore Drilling, Inc.	1,256	85,195
EOG Resources, Inc.	91	9,282
EQT Corp.	269	17,076
Exxon Mobil Corp.	28,269	2,255,584
Helmerich & Payne, Inc.	540	37,287
Hess Corp.	1,747	119,774
Marathon Oil Corp.	7,085	219,422
Marathon Petroleum Corp. (a)	2,993	131,063
Murphy Oil Corp.	1,438	92,348
Nabors Industries Ltd. (a)	1,399	36,948
Newfield Exploration Co. (a)	394	26,563
Noble Corp.	579	21,348
Noble Energy, Inc.	723	72,069
Occidental Petroleum Corp.	5,056	496,398
Pioneer Natural Resources Co.	143	13,298

	Number of Shares	Value
QEP Resources, Inc.	98	$4,295
Range Resources Corp.	99	6,451
Rowan Companies, Inc. (a)	609	23,855
Southwestern Energy Co. (a)	200	8,912
Sunoco, Inc.	585	23,780
Tesoro Corp. (a)	6,786	164,832
Valero Energy Corp.	6,210	155,995

		6,891,599

Oil & Gas Services — 0.9%
Baker Hughes, Inc.	1,828	141,451
Cameron International Corp. (a)	37	2,070
FMC Technologies, Inc. (a)	272	12,403
Halliburton Co.	6,170	337,684
National Oilwell Varco, Inc.	3,542	285,379
Schlumberger Ltd.	3,715	335,724

		1,114,711

Packaging & Containers — 0.2%
Ball Corp.	1,220	47,336
Bemis Co., Inc.	1,677	52,993
Owens-IIlinois, Inc. (a)	622	14,412
Sealed Air Corp.	4,647	100,050

		214,791

Pharmaceuticals — 3.0%
Abbott Laboratories	8,704	446,689
Allergan, Inc.	361	29,353
AmerisourceBergen Corp.	3,046	116,692
Bristol-Myers Squibb Co.	10,195	292,189
Cardinal Health, Inc.	1,755	76,799
Cephalon, Inc. (a)	898	71,786
DENTSPLY International, Inc.	261	9,889
Eli Lilly & Co.	6,695	256,418
Express Scripts, Inc. (a)	1,089	59,089
Forest Laboratories, Inc. (a)	2,776	102,879
Gilead Sciences, Inc. (a)	2,078	88,024
Hospira, Inc. (a)	24	1,227
Mead Johnson Nutrition Co.	626	44,678
Medco Health Solutions, Inc. (a)	1,236	77,720
Merck & Co., Inc.	19,729	673,351
Mylan, Inc. (a)	1,556	35,446
Patterson Cos., Inc.	661	20,385
Pfizer, Inc.	68,496	1,317,863
Watson Pharmaceuticals, Inc. (a)	961	64,512

		3,784,989

Pipelines — 0.3%
El Paso Corp.	4,568	93,872
ONEOK, Inc.	527	38,360
Spectra Energy Corp.	3,071	82,979
The Williams Cos., Inc.	3,892	123,377

		338,588

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A (a)	2,653	$57,835

Real Estate Investment Trusts (REITS) — 0.6%
Apartment Investment & Management Co. Class A	564	15,397
AvalonBay Communities, Inc.	204	27,375
Boston Properties, Inc.	347	37,254
Equity Residential	501	30,972
HCP, Inc.	1,445	53,075
Health Care REIT, Inc.	674	35,574
Host Hotels & Resorts, Inc.	1,530	24,250
Kimco Realty Corp.	1,410	26,832
Plum Creek Timber Co., Inc.	573	21,900
ProLogis, Inc.	624	22,233
Public Storage	647	77,401
Simon Property Group, Inc.	1,494	180,042
Ventas, Inc.	614	33,236
Vornado Realty Trust	865	80,921
Weyerhaeuser Co.	2,477	49,515

		715,977

Retail — 3.2%
Abercrombie & Fitch Co. Class A	427	31,222
AutoNation, Inc. (a)	520	19,557
AutoZone, Inc. (a)	411	117,320
Bed Bath & Beyond, Inc. (a)	1,673	97,854
Best Buy Co., Inc.	3,303	91,163
Big Lots, Inc. (a)	470	16,370
CarMax, Inc. (a)	1,000	31,970
Coach, Inc.	858	55,393
Costco Wholesale Corp.	2,540	198,755
CVS Caremark Corp.	8,732	317,408
Darden Restaurants, Inc.	695	35,306
Family Dollar Stores, Inc.	247	13,118
GameStop Corp. Class A (a)	7,168	169,021
The Gap, Inc.	2,264	43,673
The Home Depot, Inc.	8,236	287,684
J.C. Penney Co., Inc.	2,049	63,027
Kohl’s Corp.	1,561	85,402
Limited Brands, Inc.	4,120	155,983
Lowe’s Cos., Inc.	5,532	119,381
Macy’s, Inc.	4,454	128,587
McDonald’s Corp.	3,357	290,313
Nordstrom, Inc.	811	40,680
O’Reilly Automotive, Inc. (a)	674	40,103
Polo Ralph Lauren Corp.	140	18,910
RadioShack Corp.	4,433	61,707
Ross Stores, Inc.	298	22,579
Sears Holdings Corp. (a)	111	7,733
Staples, Inc.	1,513	24,299
Starbucks Corp.	1,286	51,556
Target Corp.	3,692	190,101
Tiffany & Co.	311	24,753

	Number of Shares	Value
The TJX Cos., Inc.	1,620	$89,586
Urban Outfitters, Inc. (a)	560	18,222
Wal-Mart Stores, Inc.	11,074	583,711
Walgreen Co.	8,206	320,362
Yum! Brands, Inc.	2,624	138,600

		4,001,409

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	1,327	10,948
People’s United Financial, Inc.	1,059	13,428

		24,376

Semiconductors — 1.5%
Advanced Micro Devices, Inc. (a)	590	4,331
Altera Corp.	2,197	89,813
Analog Devices, Inc.	2,554	87,858
Applied Materials, Inc.	8,867	109,241
Broadcom Corp. Class A (a)	24	890
Intel Corp.	35,766	798,655
KLA-Tencor Corp.	2,470	98,355
Linear Technology Corp.	924	27,073
LSI Corp. (a)	7,167	52,749
MEMC Electronic Materials, Inc. (a)	449	3,332
Microchip Technology, Inc.	1,224	41,310
Micron Technology, Inc. (a)	5,690	41,935
National Semiconductor Corp.	322	7,960
Novellus Systems, Inc. (a)	2,722	84,491
NVIDIA Corp. (a)	8,994	124,387
Teradyne, Inc. (a)	12,723	171,633
Texas Instruments, Inc.	4,349	129,383
Xilinx, Inc.	1,581	50,750

		1,924,146

Software — 2.1%
Adobe Systems, Inc. (a)	2,705	74,983
Autodesk, Inc. (a)	1,247	42,897
BMC Software, Inc. (a)	1,937	83,717
CA, Inc.	6,033	134,536
Cerner Corp. (a)	200	13,298
Citrix Systems, Inc. (a)	904	65,124
Compuware Corp. (a)	711	6,868
Dun & Bradstreet Corp.	494	35,840
Electronic Arts, Inc. (a)	386	8,589
Fidelity National Information Services, Inc.	1,460	43,829
Fiserv, Inc. (a)	747	45,089
Intuit, Inc. (a)	1,689	78,876
Microsoft Corp.	42,348	1,160,335
Oracle Corp.	25,339	774,867
Red Hat, Inc. (a)	624	26,258
Salesforce.com, Inc. (a)	85	12,300

		2,607,406

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 2.7%
American Tower Corp. Class A (a)	98	$5,148
AT&T, Inc.	35,924	1,051,136
CenturyLink, Inc.	2,489	92,367
Cisco Systems, Inc.	28,622	457,093
Corning, Inc.	8,287	131,846
Frontier Communications Corp.	970	7,265
Harris Corp.	854	34,049
JDS Uniphase Corp. (a)	1,404	18,463
Juniper Networks, Inc. (a)	1,708	39,950
MetroPCS Communications, Inc. (a)	1,940	31,583
Motorola Mobility Holdings, Inc. (a)	1,117	24,999
Motorola Solutions, Inc. (a)	2,734	122,729
Qualcomm, Inc.	8,907	487,926
Sprint Nextel Corp. (a)	13,187	55,781
Tellabs, Inc.	910	3,767
Verizon Communications, Inc.	21,173	747,195
Windstream Corp.	2,151	26,264

		3,337,561

Textiles — 0.0%
Cintas Corp.	49	1,595

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	247	9,772
Mattel, Inc.	1,061	28,286

		38,058

Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	354	25,598
CSX Corp.	9,073	222,924
Expeditors International of Washington, Inc.	384	18,324
FedEx Corp.	1,295	112,509
Norfolk Southern Corp.	2,573	194,776
Ryder System, Inc.	274	15,432
Union Pacific Corp.	2,214	226,891
United Parcel Service, Inc. Class B	4,312	298,477

		1,114,931

TOTAL COMMON STOCK (Cost $61,691,138)		66,319,212

TOTAL EQUITIES (Cost $61,691,138)		66,319,212

	Principal Amount
BONDS & NOTES — 39.4%

CORPORATE DEBT — 14.6%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$90,000	105,400

	Principal Amount	Value
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	$50,000	$58,045
Goodrich Corp. 6.125% 3/01/19	20,000	23,232
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,142
L-3 Communications Corp. 6.375% 10/15/15	110,000	112,887
Lockheed Martin Corp. 5.500% 11/15/39	10,000	10,553
United Technologies Corp. 6.125% 7/15/38	15,000	17,715

		227,574

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	5,000	5,994

Banks — 1.0%
Associated Banc-Corp 5.125% 3/28/16	75,000	79,492
Bank of America Corp. 3.625% 3/17/16	70,000	70,285
Bank of America Corp. 4.500% 4/01/15	35,000	36,586
Bank of America Corp. Series L 5.650% 5/01/18	60,000	63,495
Barclays Bank PLC 5.200% 7/10/14	20,000	21,649
Barclays Bank PLC 6.750% 5/22/19	50,000	56,442
Capital One Financial Corp. 2.125% 7/15/14	30,000	30,141
Capital One Financial Corp. 7.375% 5/23/14	35,000	39,798
Credit Suisse AG 5.400% 1/14/20	70,000	72,088
Credit Suisse New York 5.500% 5/01/14	35,000	38,560
Deutsche Bank AG 3.250% 1/11/16	100,000	102,293
First Horizon National Corp. 5.375% 12/15/15	65,000	70,117
HSBC Holdings PLC 6.500% 9/15/37	80,000	83,110
ICICI Bank Ltd (b) 4.750% 11/25/16	45,000	45,655
ICICI Bank Ltd. (b) 5.500% 3/25/15	70,000	73,918
PNC Funding Corp. 4.375% 8/11/20	90,000	93,204
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	65,000	68,246

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UBS AG 5.750% 4/25/18	$55,000	$60,241
Wachovia Corp. 5.300% 10/15/11	65,000	65,554
Wachovia Corp. 5.750% 6/15/17	5,000	5,688
Wells Fargo & Co. 3.625% 4/15/15	40,000	42,192

		1,218,754

Beverages — 0.1%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	75,000	85,020

Building Materials — 0.3%
CRH America, Inc. 8.125% 7/15/18	10,000	11,989
Lafarge SA (b) 5.850% 7/09/15	125,000	134,097
Masco Corp. 4.800% 6/15/15	115,000	116,255
Masco Corp. 7.125% 8/15/13	45,000	48,246
Masco Corp. 7.125% 3/15/20	10,000	10,298
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,193

		333,078

Chemicals — 0.5%
Airgas, Inc. 4.500% 9/15/14	50,000	53,833
Ashland, Inc. 9.125% 6/01/17	10,000	11,350
Braskem Finance Ltd. (b) 5.750% 4/15/21	45,000	45,900
Cytec Industries, Inc. 8.950% 7/01/17	15,000	19,001
The Dow Chemical Co. 7.600% 5/15/14	70,000	81,595
The Dow Chemical Co. 8.550% 5/15/19	15,000	19,816
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,934
Incitec Pivot Ltd. (b) 4.000% 12/07/15	75,000	77,728
Lyondell Chemical Co. (b) 8.000% 11/01/17	100,000	113,000
Praxair, Inc. 5.250% 11/15/14	135,000	152,392
RPM International, Inc. 6.250% 12/15/13	70,000	76,443
Valspar Corp. 7.250% 6/15/19	25,000	29,908

		686,900

	Principal Amount	Value
Coal — 0.0%
Consol Energy, Inc. 8.250% 4/01/20	$10,000	$11,125

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	57,436
Deluxe Corp. 7.375% 6/01/15	20,000	20,600
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	30,000	30,675
ERAC USA Finance LLC (b) 6.700% 6/01/34	35,000	38,644

		147,355

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	10,000	10,600
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,431
HP Enterprise Services LLC Series B 6.000% 8/01/13	90,000	98,759
International Business Machines Corp. 5.600% 11/30/39	30,000	33,260

		148,050

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	10,000	11,450

Diversified Financial — 2.1%
American Express Co. 6.150% 8/28/17	50,000	57,666
American Express Co. 7.250% 5/20/14	25,000	28,811
American Express Co. 8.125% 5/20/19	30,000	38,512
American General Finance Corp. 6.500% 9/15/17	50,000	45,500
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	72,185
BlackRock, Inc. 5.000% 12/10/19	20,000	21,698
BlackRock, Inc. 6.250% 9/15/17	45,000	53,287
Boeing Capital Corp. Ltd. 6.500% 2/15/12	50,000	51,612
Citigroup, Inc. 5.375% 8/09/20	50,000	53,392
Citigroup, Inc. 5.500% 10/15/14	40,000	43,615
Citigroup, Inc. 5.500% 2/15/17	115,000	122,323
Citigroup, Inc. 5.875% 5/29/37	65,000	65,843

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 6.375% 8/12/14	$80,000	$89,076
Citigroup, Inc. 8.125% 7/15/39	15,000	19,351
Citigroup, Inc. 8.500% 5/22/19	35,000	43,983
Eaton Vance Corp. 6.500% 10/02/17	20,000	23,557
Ford Motor Credit Co. LLC 8.700% 10/01/14	25,000	28,703
General Electric Capital Corp. 2.800% 1/08/13	60,000	61,552
General Electric Capital Corp. 4.625% 1/07/21	50,000	51,431
General Electric Capital Corp. 5.300% 2/11/21	65,000	69,286
General Electric Capital Corp. 5.375% 10/20/16	100,000	112,314
General Electric Capital Corp. 5.900% 5/13/14	60,000	67,242
General Electric Capital Corp. 6.000% 8/07/19	30,000	33,918
General Electric Capital Corp. 6.875% 1/10/39	55,000	63,850
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	46,668
The Goldman Sachs Group, Inc. 5.625% 1/15/17	65,000	69,508
The Goldman Sachs Group, Inc. 6.250% 2/01/41	30,000	30,173
HSBC Finance Corp. 6.375% 10/15/11	125,000	126,439
Janus Capital Group, Inc. 6.700% 6/15/17	50,000	55,389
JP Morgan Chase & Co. 3.450% 3/01/16	85,000	86,983
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	73,598
Lazard Group LLC 6.850% 6/15/17	75,000	84,166
Lazard Group LLC 7.125% 5/15/15	95,000	107,140
Merrill Lynch & Co., Inc. 5.450% 2/05/13	200,000	210,486
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	21,885
Morgan Stanley 3.800% 4/29/16	30,000	30,209
Morgan Stanley 4.200% 11/20/14	130,000	135,148
Morgan Stanley 5.450% 1/09/17	60,000	64,488
Morgan Stanley 5.625% 9/23/19	50,000	52,157

	Principal Amount	Value
SLM Corp. 5.000% 10/01/13	$65,000	$67,416
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,983

		2,596,543

Electric — 0.9%
Allegheny Energy Supply Co. LLC (b) 8.250% 4/15/12	75,000	78,725
Ameren Corp. 8.875% 5/15/14	70,000	81,510
CMS Energy Corp. 2.750% 5/15/14	10,000	10,067
CMS Energy Corp. 5.050% 2/15/18	80,000	83,700
CMS Energy Corp. 6.250% 2/01/20	10,000	10,912
CMS Energy Corp. 6.300% 2/01/12	2,000	2,045
IPALCO Enterprises, Inc. (b) 5.000% 5/01/18	20,000	19,849
Kansas Gas & Electric Co. 5.647% 3/29/21	70,761	76,417
MidAmerican Energy Holdings Co. 5.950% 5/15/37	70,000	77,222
Mirant Mid-Atlantic LLC, Series 2001, Class A 8.625% 6/30/12	18,374	18,741
Monongahela Power 6.700% 6/15/14	110,000	121,414
Nevada Power Co. Series L 5.875% 1/15/15	120,000	136,207
Nevada Power Co. Series N 6.650% 4/01/36	20,000	24,266
NRG Energy, Inc. 8.500% 6/15/19	40,000	41,600
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,956
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	19,540
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	27,231
PPL Energy Supply LLC 6.300% 7/15/13	70,000	76,144
Tenaska Oklahoma (b) 6.528% 12/30/14	68,124	68,904
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	73,506	81,127
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	35,707
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	57,992

		1,155,276

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	$130,000	$132,438

Electronics — 0.1%
Amphenol Corp. 4.750% 11/15/14	20,000	21,913
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	49,277

		71,190

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	25,000	26,318
Peninsula Gaming LLC 8.375% 8/15/15	60,000	63,450

		89,768

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	30,000	31,083
Republic Services, Inc. 5.000% 3/01/20	50,000	54,650
Republic Services, Inc. 5.250% 11/15/21	25,000	27,231

		112,964

Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	47,147
Kraft Foods, Inc. 4.125% 2/09/16	60,000	65,323
Kraft Foods, Inc. 6.500% 2/09/40	20,000	23,387
The Kroger Co. 7.500% 1/15/14	40,000	45,804
Ralcorp Holdings, Inc. 4.950% 8/15/20	30,000	30,101
Ralcorp Holdings, Inc. 6.625% 8/15/39	55,000	56,478

		268,240

Forest Products & Paper — 0.2%
International Paper Co. 7.300% 11/15/39	25,000	28,728
International Paper Co. 9.375% 5/15/19	15,000	19,833
The Mead Corp. 7.550% 3/01/47	50,000	51,464
Rock-Tenn Co. 5.625% 3/15/13	25,000	25,906
Rock-Tenn Co. 8.200% 8/15/11	55,000	55,069
Rock-Tenn Co. 9.250% 3/15/16	20,000	21,625

	Principal Amount	Value
Verso Paper Holdings LLC 11.500% 7/01/14	$9,000	$9,563

		212,188

Hand & Machine Tools — 0.1%
Kennametal, Inc. 7.200% 6/15/12	65,000	68,235

Health Care – Products — 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	40,000	46,369
Beckman Coulter, Inc. 7.000% 6/01/19	30,000	36,150
Boston Scientific Corp. 4.500% 1/15/15	140,000	150,843
Boston Scientific Corp. 6.000% 1/15/20	35,000	39,888
Johnson & Johnson 5.850% 7/15/38	10,000	11,803

		285,053

Health Care – Services — 0.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	130,000	133,250
CIGNA Corp. 5.125% 6/15/20	20,000	21,660
HCA, Inc. 9.250% 11/15/16	10,000	10,669
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	17,858
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	6,445
WellPoint, Inc. 4.350% 8/15/20	60,000	62,816

		252,698

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	49,414
Leucadia National Corp. 7.750% 8/15/13	350,000	373,625

		423,039

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	5,000	5,263

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	20,000	23,361

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	31,315

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	40,000	45,811

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.6%
Aflac, Inc. 8.500% 5/15/19	$25,000	$31,572
The Allstate Corp. 5.550% 5/09/35	30,000	30,527
The Allstate Corp. 7.450% 5/16/19	10,000	12,256
American International Group, Inc. 3.650% 1/15/14	10,000	10,295
Berkshire Hathaway, Inc. 3.200% 2/11/15	100,000	105,853
CNA Financial Corp. 7.350% 11/15/19	40,000	46,742
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	62,362
Lincoln National Corp. 4.300% 6/15/15	20,000	21,312
Lincoln National Corp. 6.300% 10/09/37	20,000	21,600
Lincoln National Corp. 7.000% 6/15/40	50,000	58,065
Lincoln National Corp. 8.750% 7/01/19	50,000	64,890
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	45,450
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,960
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	38,904
Prudential Financial, Inc. 3.875% 1/14/15	45,000	47,673
Prudential Financial, Inc. 4.500% 11/15/20	25,000	25,778
Prudential Financial, Inc. 4.750% 9/17/15	75,000	81,606
Prudential Financial, Inc. 6.200% 11/15/40	15,000	16,045
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	27,691

		760,581

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	65,000	72,963

Investment Companies — 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	45,000	50,671

Iron & Steel — 0.5%
AK Steel Corp. 7.625% 5/15/20	30,000	30,675
Allegheny Technologies, Inc. 5.950% 1/15/21	35,000	38,438

	Principal Amount	Value
Allegheny Technologies, Inc. 9.375% 6/01/19	$25,000	$32,477
ArcelorMittal 3.750% 8/05/15	50,000	51,888
ArcelorMittal 5.250% 8/05/20	60,000	61,107
ArcelorMittal 9.000% 2/15/15	115,000	139,180
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	61,338
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	56,351
Steel Dynamics, Inc. 7.375% 11/01/12	140,000	147,875

		619,329

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	57,557
Marriott International, Inc. 5.810% 11/10/15	15,000	16,780
Marriott International, Inc. 6.200% 6/15/16	180,000	207,319
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	8,000	8,480
Wyndham Worldwide Corp. 6.000% 12/01/16	15,000	16,285
Wynn Las Vegas LLC 7.750% 8/15/20	15,000	16,575

		322,996

Machinery – Diversified — 0.1%
Roper Industries, Inc. 6.625% 8/15/13	85,000	94,082

Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	48,621
ITT Corp. 4.900% 5/01/14	40,000	43,869
ITT Corp. 6.125% 5/01/19	40,000	48,263
Tyco Electronics Group SA 6.000% 10/01/12	45,000	47,631
Tyco Electronics Group SA 6.550% 10/01/17	40,000	47,763

		236,147

Media — 0.6%
CBS Corp. 7.875% 7/30/30	40,000	48,863
Comcast Corp. 6.400% 5/15/38	35,000	38,665
NBC Universal, Inc. (b) 5.150% 4/30/20	50,000	54,384

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NBC Universal, Inc. (b) 6.400% 4/30/40	$5,000	$5,516
News America, Inc. 6.900% 8/15/39	25,000	26,972
Scholastic Corp. 5.000% 4/15/13	80,000	81,600
Thomson Corp. 5.700% 10/01/14	135,000	152,617
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	28,653
Time Warner Cable, Inc. 7.500% 4/01/14	55,000	63,497
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,816
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	13,098
Time Warner, Inc. 4.700% 1/15/21	35,000	36,650
Time Warner, Inc. 6.100% 7/15/40	30,000	31,792
Time Warner, Inc. 6.250% 3/29/41	75,000	81,238
Viacom, Inc. 6.250% 4/30/16	40,000	47,042

		723,403

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	25,000	27,774

Mining — 0.3%
Alcoa, Inc. 5.400% 4/15/21	40,000	41,580
Alcoa, Inc. 6.150% 8/15/20	30,000	32,749
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	68,131
Teck Resources Ltd. 7.000% 9/15/12	130,000	137,670
Teck Resources Ltd. 10.750% 5/15/19	10,000	12,725
Vale Overseas Ltd. 6.250% 1/23/17	65,000	74,745
Vale Overseas Ltd. 6.875% 11/10/39	15,000	17,349

		384,949

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	30,000	32,304
Xerox Corp. 5.500% 5/15/12	50,000	51,849

		84,153

	Principal Amount	Value
Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	$75,000	$79,988
Steelcase, Inc. 6.500% 8/15/11	95,000	95,162

		175,150

Oil & Gas — 0.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	105,000	123,778
ConocoPhillips 6.500% 2/01/39	20,000	24,330
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	46,113
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	42,234
Nexen, Inc. 7.500% 7/30/39	5,000	6,084
Noble Holding International Ltd. 7.375% 3/15/14	95,000	109,002
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,452
Petrobras International Finance Co. 3.875% 1/27/16	45,000	46,663
Petrobras International Finance Co. 5.375% 1/27/21	50,000	53,255
Petrobras International Finance Co. 6.750% 1/27/41	20,000	22,432
Petroleos Mexicanos 5.500% 1/21/21	60,000	64,020
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	53,389
Rowan Cos., Inc. 5.000% 9/01/17	30,000	32,635
Shell International Finance BV 5.500% 3/25/40	15,000	16,758
Tesoro Corp. 6.500% 6/01/17	50,000	51,250
Valero Energy Corp. 4.500% 2/01/15	50,000	54,308
Valero Energy Corp. 6.125% 2/01/20	40,000	45,659

		797,362

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	40,965
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	65,000	65,000
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	29,000	27,878

		133,843

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.1%
Ball Corp. 7.125% 9/01/16	$50,000	$54,812
Packaging Corporation of America 5.750% 8/01/13	50,000	53,695
Sealed Air Corp. (b) 5.625% 7/15/13	45,000	47,297

		155,804

Pharmaceuticals — 0.2%
Abbott Laboratories 5.600% 11/30/17	55,000	65,135
Eli Lilly & Co. 5.950% 11/15/37	10,000	11,482
McKesson Corp. 4.750% 3/01/21	30,000	32,613
McKesson Corp. 6.000% 3/01/41	30,000	33,519
Merck & Co., Inc. 5.850% 6/30/39	10,000	11,525
Mylan, Inc. (b) 7.625% 7/15/17	10,000	10,975
Pfizer, Inc. 7.200% 3/15/39	35,000	46,479

		211,728

Pipelines — 1.0%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	44,841
CenterPoint Energy Resources Corp. (b) 4.500% 1/15/21	25,000	25,870
CenterPoint Energy Resources Corp. (b) 5.850% 1/15/41	20,000	21,267
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	65,000	65,890
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,656
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	26,470
Enogex LLC (b) 6.875% 7/15/14	120,000	132,853
Enterprise Products Operating LP 3.200% 2/01/16	25,000	25,828
Enterprise Products Operating LP 5.950% 2/01/41	55,000	57,952
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	43,808
Kern River Funding Corp. (b) 4.893% 4/30/18	114,950	125,108
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	28,790
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	27,432

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.950% 1/15/38	$5,000	$5,752
Kinder Morgan Finance Co.ULC (b) 6.000% 1/15/18	35,000	36,312
NGPL PipeCo LLC (b) 6.514% 12/15/12	100,000	105,489
ONEOK Partners LP 3.250% 2/01/16	25,000	26,022
ONEOK Partners LP 6.125% 2/01/41	55,000	59,170
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	75,000	80,419
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	45,000	50,812
Southern Natural Gas Co. (b) 5.900% 4/01/17	55,000	63,437
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	34,324
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	75,000	80,604
Williams Partners LP 5.250% 3/15/20	75,000	81,985

		1,257,091

Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	415,000	422,009
Brookfield Asset Management, Inc. 7.125% 6/15/12	25,000	26,262

		448,271

Real Estate Investment Trusts (REITS) — 0.2%
Boston Properties LP 4.125% 5/15/21	30,000	29,623
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	41,513
Developers Diversified Realty Corp. 4.750% 4/15/18	15,000	15,211
Senior Housing Properties Trust 8.625% 1/15/12	25,000	25,717
Simon Property Group LP 4.200% 2/01/15	10,000	10,757
Simon Property Group LP 4.375% 3/01/21	90,000	91,563
Simon Property Group LP 5.650% 2/01/20	30,000	33,528

		247,912

Retail — 0.3%
CVS Caremark Corp. 6.125% 9/15/39	10,000	10,878
The Gap, Inc. 5.950% 4/12/21	65,000	64,133

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Depot, Inc. 5.950% 4/01/41	$30,000	$32,579
J.C. Penney Co., Inc. 5.650% 6/01/20	15,000	14,850
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	33,975
Lowe’s Cos., Inc. 5.600% 9/15/12	55,000	58,134
McDonald’s Corp. 6.300% 10/15/37	25,000	30,398
Nordstrom, Inc. 6.750% 6/01/14	20,000	22,971
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	41,508
Wal-Mart Stores, Inc. 5.625% 4/01/40	75,000	82,617

		392,043

Savings & Loans — 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	161,727
Washington Mutual Bank (c) 5.650% 8/15/14	180,000	450

		162,177

Semiconductors — 0.1%
Applied Materials, Inc. 4.300% 6/15/21	60,000	62,683
Applied Materials, Inc. 5.850% 6/15/41	50,000	53,726

		116,409

Software — 0.1%
CA, Inc. 5.375% 12/01/19	15,000	16,366
Microsoft Corp. 3.000% 10/01/20	75,000	74,386

		90,752

Storage & Warehousing — 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	105,000	111,956

Telecommunications — 1.1%
America Movil SAB de CV 5.000% 3/30/20	25,000	27,055
America Movil SAB de CV 6.125% 3/30/40	30,000	32,978
American Tower Corp. 4.500% 1/15/18	90,000	93,672
American Tower Corp. 5.050% 9/01/20	100,000	102,908
AT&T, Inc. 6.500% 9/01/37	65,000	73,678

	Principal Amount	Value
British Telecom PLC STEP 9.875% 12/15/30	$15,000	$21,249
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	95,000	108,046
CenturyLink, Inc. 5.500% 4/01/13	45,000	47,178
CenturyLink, Inc. 6.150% 9/15/19	30,000	30,859
CenturyLink, Inc. 7.600% 9/15/39	10,000	10,084
Cisco Systems, Inc. 5.500% 1/15/40	10,000	10,539
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	20,684
Embarq Corp. 7.082% 6/01/16	30,000	34,321
Juniper Networks, Inc. 4.600% 3/15/21	25,000	26,426
Juniper Networks, Inc. 5.950% 3/15/41	35,000	37,302
Rogers Communications, Inc. 5.500% 3/15/14	60,000	66,380
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,384
Telecom Italia Capital 6.000% 9/30/34	10,000	8,639
Telecom Italia Capital 6.175% 6/18/14	70,000	72,933
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	65,278
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	30,085
Telstra Corp. Ltd. (b) 4.800% 10/12/21	60,000	61,638
Verizon Communications, Inc. 8.750% 11/01/18	30,000	40,220
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	52,239
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	110,000
Windstream Corp. 7.750% 10/01/21	120,000	127,200
Windstream Corp. 7.875% 11/01/17	60,000	64,125

		1,382,100

Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	85,000	87,869

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.2%
Asciano Finance (b) 5.000% 4/07/18	$40,000	$41,771
Bristow Group, Inc. 7.500% 9/15/17	35,000	36,662
Canadian National Railway Co. 5.850% 11/15/17	30,000	35,165
Canadian National Railway Co. 6.375% 11/15/37	40,000	47,550
CSX Corp. 7.250% 5/01/27	10,000	12,228
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	20,803
Ryder System, Inc. 5.000% 6/15/12	25,000	25,868
Union Pacific Corp. 4.000% 2/01/21	25,000	25,833

		245,880

Trucking & Leasing — 0.1%
GATX Corp. 3.500% 7/15/16	40,000	41,684
GATX Corp. 4.750% 5/15/15	35,000	37,709
GATX Corp. 8.750% 5/15/14	100,000	117,288

		196,681

TOTAL CORPORATE DEBT (Cost $17,141,929)		18,344,158

MUNICIPAL OBLIGATIONS — 0.4%
Access Group, Inc., Delaware VRN 0.349% 9/01/37	50,000	44,625
Colorado Bridge Enterprise BAB 6.078% 12/01/40	100,000	111,968
North Texas Tollway Authority BAB 6.718% 1/01/49	130,000	151,896
State of California 5.950% 4/01/16	35,000	39,570
State of California BAB 7.550% 4/01/39	25,000	30,723
State of Illinois 5.365% 3/01/17	100,000	105,789
Tennessee Valley Authority 5.250% 9/15/39	35,000	38,409

		522,980

TOTAL MUNICIPAL OBLIGATIONS (Cost $473,006)		522,980

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.7%
Automobile ABS — 0.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (b) 0.466% 7/20/12	$200,000	$196,985
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.937% 9/15/21	169,925	170,999
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (b) 1.470% 10/18/12	35,986	36,043

		404,027

Commercial MBS — 2.4%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.731% 2/10/51	160,000	173,525
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	135,000	144,413
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	81,114
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	135,253	136,360
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	51,346
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	150,000	151,228
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	75,000	81,646
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	100,000	108,365
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.759% 9/11/38	85,000	88,823
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	63,629	63,941
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.815% 12/10/49	125,000	137,175
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	100,000	105,771

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.207% 2/15/41	$165,000	$116,999
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (b) 3.645% 3/10/44	100,000	102,600
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.217% 5/15/41	150,000	161,259
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	107,419
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	100,000	107,451
Morgan Stanley Capital I, Series 2011-C2, Class A2 (b) 3.476% 6/15/44	100,000	101,317
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	100,632
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	177,479	181,803
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.279% 1/11/43	100,000	114,712
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.978% 8/15/39	50,000	52,895
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	157,483
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.854% 2/15/51	207,104	210,846
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	95,731	96,834
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	103,063
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	48,590

		3,087,610

	Principal Amount	Value
Home Equity ABS — 1.2%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.457% 8/25/35	$93,880	$88,410
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.557% 11/25/34	64,890	60,465
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.627% 6/25/35	65,000	56,459
Bear Stearns Asset-Backed Securities Trust, Series 2005-AQ2, Class A3 0.547% 9/25/35	105,227	95,120
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.567% 11/25/35	52,672	50,813
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.287% 5/25/36	11,226	11,023
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.297% 7/25/36	42,975	41,754
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.597% 12/25/33	24,840	22,801
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.417% 9/25/34	35,988	33,634
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.567% 1/25/36	38,074	37,290
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.677% 12/25/35	49,373	47,229
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.587% 3/25/35	13,549	13,291
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.427% 1/25/36	38,980	36,752
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.617% 4/25/35	42,231	37,671
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.297% 7/25/37	48,096	46,707
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.357% 8/25/36	48,794	41,990
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.367% 7/25/36	69,149	63,747

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.467% 8/25/45	$24,955	$23,779
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.657% 8/25/35	50,000	41,809
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.717% 2/25/35	60,000	48,137
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 (b) 0.922% 6/28/35	98,167	90,929
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.637% 3/25/35	45,000	32,881
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.567% 8/25/35	72,609	66,615
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.687% 3/25/35	50,000	43,293
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.817% 2/25/35	50,000	43,474
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.377% 3/25/36	53,675	50,013
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.527% 3/25/36	65,724	60,318
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.547% 8/25/35	30,565	28,111
Wells Fargo Home Equity Trust, Series 2006-1, Class A3 FRN 0.337% 5/25/36	90,237	87,695
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.587% 8/25/35	100,000	80,407

		1,482,617

Other ABS — 0.4%
Cajun Global LLC, Series 2011-1A, Class A2 (b) 5.955% 2/20/41	99,205	102,059
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (d) 0.847% 6/20/14	250,000	183,575
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	100,000	100,000

	Principal Amount	Value
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.360% 11/26/21	$106,667	$100,267

		485,901

Student Loans ABS — 0.7%
Access Group, Inc., Series 2004-1, Class A4 FRN 0.899% 12/27/32	25,000	22,125
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.256% 3/28/17	61,263	60,727
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 0.578% 1/25/47	75,000	64,125
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.687% 3/15/32	50,000	49,672
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.687% 12/15/32	75,000	74,133
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.227% 1/27/25	41,561	41,352
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.227% 6/25/25	36,049	35,843
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.297% 3/25/26	73,907	72,424
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.337% 2/25/26	11,907	11,876
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 0.987% 4/25/46	46,487	46,539
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.837% 3/15/38	41,230	34,579
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.637% 12/15/16	50,000	49,985
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.640% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.687% 1/27/42	100,000	98,500
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.690% 9/15/28	50,000	48,125

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.340% 12/17/46	$75,000	$60,000

		919,958

WL Collateral CMO — 0.6%
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.774% 2/25/34	10,403	9,304
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.298% 9/25/33	5,578	4,355
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.668% 8/25/34	11,044	10,033
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.377% 1/19/38	98,151	63,487
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.547% 7/25/35	38,442	35,586
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.297% 5/25/37	101,281	48,323
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.648% 8/25/34	31,590	22,963
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.467% 6/25/36	82,609	79,904
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.437% 8/25/36	33,691	26,041
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.595% 7/25/33	2,434	2,267
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.208% 2/25/34	4,838	4,583
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.500% 2/25/34	274	250
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	121,484	121,047
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (b) 3.000% 7/17/56	192,733	193,697
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.367% 6/25/46	187,888	70,313

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.701% 3/25/34	$19,773	$16,996
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.663% 4/25/44	51,976	40,447

		749,596

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.437% 11/25/37	60,124	56,540
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.750% 6/25/32	20,011	15,449

		71,989

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,398,887)		7,201,698

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	50,640
Peruvian Government International Bond 6.550% 3/14/37	20,000	23,320
Poland Government International Bond 6.375% 7/15/19	50,000	57,000
Province of Quebec Canada 7.500% 9/15/29	20,000	27,509
Republic of Brazil International Bond 5.625% 1/07/41	65,000	69,469
United Mexican States 5.125% 1/15/20	35,000	38,640
United Mexican States 6.750% 9/27/34	35,000	42,088

		308,666

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $289,162)		308,666

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 14.1%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	77,982	89,969

Pass-Through Securities — 14.0%
Federal Home Loan Mortgage Corp. Pool #E85389 6.000% 9/01/16	23,476	25,400
Pool #G11431 6.000% 2/01/18	7,653	8,280

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #E85015 6.500% 8/01/16	$8,765	$9,569
Pool #G00729 8.000% 6/01/27	39,648	45,795
Pool #554904 9.000% 3/01/17	133	151
Federal Home Loan Mortgage Corp. TBA Pool #3050 4.000% 11/01/39 (e)	725,000	733,921
Pool #7996 4.500% 4/01/39 (e)	2,454,000	2,549,668
Federal National Mortgage Association Pool #725692 2.408% 10/01/33	42,068	44,104
Pool #888586 2.683% 10/01/34	79,518	83,250
Pool #586036 6.000% 5/01/16	4,738	5,143
Pool #564594 7.000% 1/01/31	20,717	23,490
Pool #253795 7.000% 5/01/31	18,204	20,673
Pool #507061 7.500% 10/01/29	1,240	1,436
Pool #519528 7.500% 11/01/29	23,416	27,174
Pool #527761 7.500% 2/01/30	3,958	4,573
Pool #531196 7.500% 2/01/30	1,776	2,061
Pool #534119 7.500% 3/01/30	736	854
Pool #534420 7.500% 3/01/30	1,515	1,757
Pool #253183 7.500% 4/01/30	6,353	7,359
Pool #529259 7.500% 4/01/30	2,979	3,443
Pool #537797 7.500% 4/01/30	2,773	3,217
Pool #253265 7.500% 5/01/30	9,587	11,102
Pool #535248 8.000% 4/01/30	384	446
Pool #539460 8.000% 5/01/30	2,298	2,669
Pool #546988 8.000% 7/01/30	3,552	3,962
Pool #552630 8.000% 9/01/30	1,567	1,727
Pool #190317 8.000% 8/01/31	4,819	5,597
Federal National Mortgage Association TBA Pool #1133 3.500% 7/01/40 (e)	5,490,000	5,352,965

	Principal Amount	Value
Pool #7170 4.000% 4/01/24 (e)	$1,341,000	$1,405,536
Pool #6631 4.000% 11/01/39 (e)	2,452,000	2,482,650
Pool #11673 4.500% 3/01/21 (e)	880,000	935,962
Pool #16354 4.500% 4/01/39 (e)	1,094,000	1,138,187
Pool #28970 5.000% 9/01/36 (e)	2,470,000	2,627,848
Government National Mortgage Association Pool #351528 7.000% 8/15/23	12,058	13,450
Pool #352049 7.000% 10/15/23	3,318	3,785
Pool #588012 7.000% 7/15/32	7,292	8,406
Pool #591581 7.000% 8/15/32	3,221	3,722
Pool #185306 7.500% 4/15/17	4,808	5,294
Pool #199170 7.500% 5/15/17	225	241
Pool #189371 7.500% 6/15/17	2,016	2,224
New Valley Generation IV 4.687% 1/15/22	74,413	82,058

		17,689,149

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $17,587,098)		17,779,118

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds & Notes — 4.3%
U.S. Treasury Bond 3.500% 2/15/39	325,000	292,009
U.S. Treasury Bond 4.375% 5/15/40	580,000	604,644
U.S. Treasury Note 0.625% 7/15/14	1,535,000	1,538,418
U.S. Treasury Note 1.375% 2/15/12	350,000	352,167
U.S. Treasury Note 1.875% 9/30/17	575,000	576,842
U.S. Treasury Note 2.500% 3/31/13	825,000	854,793
U.S. Treasury Note (f) 3.000% 9/30/16	1,065,000	1,149,035

		5,367,908

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,304,369)		5,367,908

TOTAL BONDS & NOTES (Cost $48,194,451)		49,524,528

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 9.0%
Diversified Financial — 9.0%
iPath Goldman Sachs Crude Oil Total Return Index ETN (a)	13,400	$329,640
iShares MSCI Canada Index Fund	30,000	928,200
iShares MSCI EAFE Index Fund	92,900	5,448,585
iShares MSCI Mexico Investable Market Index Fund	16,500	1,021,845
iShares MSCI Turkey Investable Market Index Fund	4,700	262,401
Japan Smaller Capitalization Fund, Inc.	132,734	1,104,347
Market Vectors – Russia ETF	8,000	316,000
Market Vectors Poland ETF	10,010	280,480
SPDR Gold Trust (a)	1,000	158,410
Vanguard Emerging Markets ETF	30,800	1,489,488

		11,339,396

TOTAL MUTUAL FUNDS (Cost $11,216,584)		11,339,396

TOTAL LONG-TERM INVESTMENTS (Cost $121,102,173)		127,183,136

	Principal Amount
SHORT-TERM INVESTMENTS — 11.8%
Commercial Paper — 11.8%
Bacardi Ltd., Inc. 0.330% 8/18/11	$1,200,000	1,199,791
BAE Systems Holding, Inc. (b) 0.320% 9/15/11	1,200,000	1,199,499
BMW US Capital LLC (b) 0.320% 8/08/11	1,200,000	1,199,904
Carnival PLC (b) 0.290% 8/04/11	1,200,000	1,199,952
Deutsche Telekom 0.350% 8/01/11	1,225,000	1,224,976
Enbridge Energy Partners, LP (b) 0.330% 8/11/11	1,225,000	1,224,865
National Grid USA (b) 0.400% 10/03/11	1,200,000	1,199,133
Omnicom Capital, Inc. (b) 0.330% 8/17/11	750,000	749,876
Potash Corp. of Saskatchewan, Inc. (b) 0.330% 8/09/11	1,200,000	1,199,890
South Carolina Electric & Gas 0.310% 8/24/11	1,200,000	1,199,742
Stanley Black & Decker, Inc. (b) 0.330% 8/08/11	975,000	974,920
Tesco PLC (b) 0.340% 8/22/11	1,200,000	1,199,739
WellPoint, Inc. (b) 0.320% 8/10/11	1,050,000	1,049,897

		14,822,184

Value

TOTAL SHORT-TERM INVESTMENTS (Cost $14,822,184)	$14,822,184

TOTAL INVESTMENTS — 112.9% (Cost $135,924,357) (g)	142,005,320

Other Assets/(Liabilities) —(12.9)%	(16,199,887)

NET ASSETS — 100.0%	$125,805,433

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, these securities amounted to a value of $15,741,937 or 12.51% of net assets.
(c)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2011, these securities amounted to a value of $450 or 0.00% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At July 31, 2011, these securities amounted to a value of $183,575 or 0.15% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Auto Manufacturers — 2.4%
Ford Motor Co. (a)	368,800	$4,503,048

Automotive & Parts — 0.7%
WABCO Holdings, Inc. (a)	21,520	1,356,836

Banks — 10.4%
M&T Bank Corp.	46,720	4,029,133
PNC Financial Services Group, Inc.	48,020	2,607,006
State Street Corp.	104,530	4,334,859
U.S. Bancorp	121,840	3,175,150
Wells Fargo & Co.	203,970	5,698,922

		19,845,070

Beverages — 3.0%
The Coca-Cola Co.	83,700	5,692,437

Chemicals — 4.8%
Celanese Corp. Series A	92,910	5,122,128
The Mosaic Co.	57,840	4,090,445

		9,212,573

Commercial Services — 1.5%
AerCap Holdings NV (a)	226,070	2,785,182

Diversified Financial — 7.6%
CIT Group, Inc. (a)	83,340	3,311,932
The Goldman Sachs Group, Inc.	40,150	5,419,046
JP Morgan Chase & Co.	142,630	5,769,383

		14,500,361

Electric — 6.5%
American Electric Power Co., Inc.	52,940	1,951,368
Edison International	118,820	4,523,477
GenOn Energy, Inc. (a)	495,550	1,927,690
Public Service Enterprise Group, Inc.	123,970	4,060,018

		12,462,553

Forest Products & Paper — 1.5%
Rock-Tenn Co. Class A	46,200	2,839,452

Health Care – Products — 2.4%
Medtronic, Inc.	127,710	4,603,945

Health Care – Services — 7.7%
HCA Holdings, Inc. (a)	173,580	4,631,115
Humana, Inc.	80,040	5,969,383
WellPoint, Inc.	60,460	4,084,073

		14,684,571

Household Products — 2.0%
Church & Dwight Co., Inc.	93,270	3,762,512

Insurance — 5.2%
ACE Ltd.	64,930	4,349,012
MetLife, Inc.	136,620	5,630,110

		9,979,122

	Number of Shares	Value
Internet — 0.9%
VeriSign, Inc.	56,880	$1,775,225

Iron & Steel — 0.7%
Allegheny Technologies, Inc.	24,130	1,404,125

Machinery – Construction & Mining — 2.2%
Ingersoll-Rand PLC	113,270	4,238,563

Manufacturing — 1.9%
Cooper Industries PLC	71,200	3,724,472

Media — 4.1%
Comcast Corp. Class A	168,110	4,038,002
Viacom, Inc. Class B	80,560	3,900,715

		7,938,717

Oil & Gas — 12.8%
Apache Corp.	17,480	2,162,626
Chevron Corp.	97,600	10,152,352
Exxon Mobil Corp.	52,600	4,196,954
Nabors Industries Ltd. (a)	42,690	1,127,443
Penn West Petroleum Ltd.	90,480	2,018,609
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	66,260	4,874,085

		24,532,069

Pharmaceuticals — 4.2%
Gilead Sciences, Inc. (a)	99,040	4,195,334
Pfizer, Inc.	204,490	3,934,388

		8,129,722

Retail — 2.5%
The Talbots, Inc. (a)	258,910	895,829
Target Corp.	76,150	3,920,963

		4,816,792

Semiconductors — 1.1%
Xilinx, Inc.	64,980	2,085,858

Software — 4.6%
Microsoft Corp.	187,660	5,141,884
Oracle Corp.	122,670	3,751,249

		8,893,133

Telecommunications — 3.0%
AT&T, Inc.	73,091	2,138,642
Juniper Networks, Inc. (a)	64,410	1,506,550
Vodafone Group PLC Sponsored ADR (United Kingdom)	71,160	1,999,596

		5,644,788

Textiles — 1.8%
Mohawk Industries, Inc. (a)	67,000	3,486,010

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 1.2%
United Continental Holdings, Inc. (a)	123,100	$2,230,572

TOTAL COMMON STOCK (Cost $177,511,850)		185,127,708

TOTAL EQUITIES (Cost $177,511,850)		185,127,708

	Units

PURCHASED OPTIONS — 0.1%
Purchased Swaptions — 0.1%
Goldman Sachs Group, Inc. Put, Expires 10/22/11, Strike 125.00	50	19,000
Goldman Sachs Group, Inc. Put, Expires 9/17/11, Strike 130.00	135	47,250
JP Morgan Chase & Co. Put, Expires 9/17/11, Strike 40.00	471	78,186
Metlife, Inc. Put, Expires 9/17/11, Strike 38.00	471	42,390

		186,826

TOTAL PURCHASED OPTIONS (Cost $191,856)		186,826

TOTAL LONG-TERM INVESTMENTS (Cost $177,703,706)		185,314,534

	Principal Amount
SHORT-TERM INVESTMENTS — 3.8%
Repurchase Agreement — 3.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/29/11, 0.010%, due 8/01/11 (b)	$7,321,937	7,321,937

TOTAL SHORT-TERM INVESTMENTS (Cost $7,321,937)		7,321,937

TOTAL INVESTMENTS — 100.6% (Cost $185,025,643) (c)		192,636,471

Other Assets/(Liabilities) — (0.6)%		(1,100,141)

NET ASSETS — 100.0%		$191,536,330

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,321,943. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% - 5.500%, maturity dates ranging from 12/15/17 - 12/25/24, and an aggregate market value, including accrued interest, of $7,468,418.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	1,000	$11,750
The Interpublic Group of Companies, Inc.	15,000	147,150
Lamar Advertising Co. Class A (a)	1,100	28,006

		186,906

Aerospace & Defense — 1.3%
Alliant Techsystems, Inc.	2,300	150,029
BE Aerospace, Inc. (a)	1,100	43,780
The Boeing Co.	713	50,245
General Dynamics Corp.	15,545	1,059,236
Goodrich Corp.	500	47,570
L-3 Communications Holdings, Inc.	4,960	392,435
Lockheed Martin Corp.	5,950	450,594
Northrop Grumman Corp.	16,450	995,389
Raytheon Co.	7,616	340,664
United Technologies Corp.	2,180	180,591

		3,710,533

Agriculture — 1.0%
Altria Group, Inc.	19,200	504,960
Archer-Daniels-Midland Co.	2,400	72,912
Bunge Ltd.	1,807	124,339
Lorillard, Inc.	9,900	1,051,578
Philip Morris International, Inc.	9,593	682,734
Reynolds American, Inc.	10,840	381,568

		2,818,091

Airlines — 0.3%
AMR Corp. (a)	8,000	33,920
Copa Holdings SA Class A	3,708	243,282
Delta Air Lines, Inc. (a)	14,371	113,387
Southwest Airlines Co.	34,200	340,632

		731,221

Apparel — 0.1%
VF Corp.	3,139	366,635

Auto Manufacturers — 0.7%
Ford Motor Co. (a)	96,071	1,173,027
General Motors Co. (a)	25,357	701,882

		1,874,909

Automotive & Parts — 0.6%
Autoliv, Inc.	3,917	259,149
Federal-Mogul Corp. (a)	11,800	226,206
Johnson Controls, Inc.	6,488	239,731
Lear Corp.	7,500	367,500
TRW Automotive Holdings Corp. (a)	8,112	409,413
Visteon Corp/New (a)	1,800	112,860

		1,614,859

	Number of Shares	Value
Banks — 6.7%
Associated Banc-Corp.	3,650	$49,823
Bank of America Corp.	269,188	2,613,816
Bank of Hawaii Corp.	1,320	59,149
Bank of New York Mellon Corp.	38,930	977,532
BB&T Corp.	27,029	694,105
BOK Financial Corp.	1,800	98,028
Capital One Financial Corp.	26,890	1,285,342
CapitalSource, Inc.	13,900	89,794
City National Corp.	1,970	105,750
Comerica, Inc.	4,500	144,135
Commerce Bancshares, Inc.	3,923	160,490
Cullen/Frost Bankers, Inc.	1,300	70,044
East West Bancorp, Inc.	8,832	163,922
Fifth Third Bancorp	25,153	318,185
First Citizens BancShares, Inc. Class A	218	39,266
First Horizon National Corp.	3,016	27,114
First Republic Bank (a)	2,600	73,632
Fulton Financial Corp.	8,300	84,245
Huntington Bancshares, Inc.	43,171	260,969
KeyCorp	48,400	389,136
M&T Bank Corp.	5,675	489,412
Northern Trust Corp.	1,220	54,784
PNC Financial Services Group, Inc.	30,236	1,641,512
Popular, Inc. (a)	34,100	81,840
Regions Financial Corp.	27,760	169,058
State Street Corp.	19,000	787,930
SunTrust Banks, Inc.	3,422	83,805
Synovus Financial Corp.	24,660	45,128
TCF Financial Corp.	5,300	67,416
U.S. Bancorp	72,903	1,899,852
Valley National Bancorp	2,256	29,666
Wells Fargo & Co.	191,662	5,355,036
Zions Bancorp	3,750	82,125

		18,492,041

Beverages — 0.4%
Brown-Forman Corp. Class B	700	51,492
Coca-Cola Enterprises, Inc.	14,520	408,157
Constellation Brands, Inc. Class A (a)	19,630	400,256
Molson Coors Brewing Co. Class B	5,260	236,963

		1,096,868

Biotechnology — 0.9%
Amgen, Inc. (a)	42,830	2,342,801
Bio-Rad Laboratories, Inc. Class A (a)	844	91,996
Life Technologies Corp. (a)	4,477	201,599

		2,636,396

Building Materials — 0.0%
Armstrong World Industries, Inc.	400	15,800
Owens Corning, Inc. (a)	2,474	88,025

		103,825

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chemicals — 1.4%
Ashland, Inc.	4,178	$255,861
Cabot Corp.	3,800	148,580
CF Industries Holdings, Inc.	3,081	478,541
Cytec Industries, Inc.	1,900	106,400
The Dow Chemical Co.	47,110	1,642,726
Huntsman Corp.	11,500	219,650
LyondellBasell Industries NV Class A	12,400	489,304
Rockwood Holdings, Inc. (a)	680	41,119
RPM International, Inc.	2,500	52,700
The Valspar Corp.	2,000	65,740
W.R. Grace & Co. (a)	986	49,734
Westlake Chemical Corp.	6,092	315,261

		3,865,616

Coal — 0.1%
Alpha Natural Resources, Inc. (a)	4,327	184,806
Arch Coal, Inc.	6,000	153,600

		338,406

Commercial Services — 1.4%
Aaron’s, Inc.	8,387	211,436
Booz Allen Hamilton Holding Corp. (a)	1,820	33,106
Career Education Corp. (a)	9,617	218,210
CoreLogic, Inc. (a)	100	1,578
Corrections Corporation of America (a)	8,500	182,410
Donnelley (R.R.) & Sons Co.	8,000	150,480
Education Management Corp. (a)	20,840	464,941
Equifax, Inc.	1,800	61,848
H&R Block, Inc.	25,873	387,060
KAR Auction Services, Inc. (a)	700	12,446
Manpower, Inc.	1,900	95,988
Monster Worldwide, Inc. (a)	1,800	21,132
Paychex, Inc.	8,258	233,123
Quanta Services, Inc. (a)	200	3,704
SAIC, Inc. (a)	9,100	145,873
Service Corp. International	17,000	177,990
Total System Services, Inc.	6,500	120,965
Towers Watson & Co. Class A	5,600	342,440
Visa, Inc. Class A	10,800	923,832

		3,788,562

Computers — 1.9%
Brocade Communications Systems, Inc. (a)	46,501	254,825
Computer Sciences Corp.	11,570	408,190
Dell, Inc. (a)	26,000	422,240
Diebold, Inc.	3,200	96,768
DST Systems, Inc.	4,379	224,161
Hewlett-Packard Co.	73,162	2,572,376
Lexmark International, Inc. Class A (a)	5,800	194,706
SanDisk Corp. (a)	12,700	540,131

	Number of Shares	Value
Synopsys, Inc. (a)	6,300	$151,011
Western Digital Corp. (a)	12,800	441,088

		5,305,496

Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	1,100	92,818
The Procter & Gamble Co.	95,210	5,854,463

		5,947,281

Distribution & Wholesale — 0.2%
Genuine Parts Co.	3,950	209,982
Ingram Micro, Inc. Class A (a)	2,100	38,955
Tech Data Corp. (a)	3,086	144,024
WESCO International, Inc. (a)	1,200	60,828

		453,789

Diversified Financial — 7.0%
American Express Co.	16,892	845,276
Ameriprise Financial, Inc.	15,030	813,123
BlackRock, Inc.	2,000	356,920
CIT Group, Inc. (a)	1,800	71,532
Citigroup, Inc.	93,082	3,568,764
CME Group, Inc.	2,174	628,699
Discover Financial Services	28,700	735,007
E*TRADE Financial Corp. (a)	3,300	52,404
Federated Investors, Inc. Class B	4,006	85,608
The Goldman Sachs Group, Inc.	15,047	2,030,894
Interactive Brokers Group, Inc. Class A	24,544	371,596
Invesco Ltd.	12,800	283,904
Janus Capital Group, Inc.	9,998	84,383
JP Morgan Chase & Co.	192,414	7,783,146
Legg Mason, Inc.	4,900	144,158
LPL Investment Holdings, Inc. (a)	700	23,135
Morgan Stanley	13,582	302,200
The NASDAQ OMX Group, Inc. (a)	14,872	357,969
NYSE Euronext	9,000	301,140
Raymond James Financial, Inc.	4,500	142,920
SLM Corp.	25,656	399,977

		19,382,755

Electric — 5.8%
The AES Corp. (a)	24,800	305,288
Alliant Energy Corp.	15,300	602,973
Ameren Corp.	7,937	228,744
American Electric Power Co., Inc.	30,730	1,132,708
Calpine Corp. (a)	700	11,375
CenterPoint Energy, Inc.	13,900	272,162
CMS Energy Corp.	20,400	390,456
Consolidated Edison, Inc.	14,952	786,475
Constellation Energy Group, Inc.	900	34,947
Dominion Resources, Inc.	12,719	616,236
DPL, Inc.	7,200	217,800
DTE Energy Co.	4,736	236,042
Duke Energy Corp.	64,733	1,204,034

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Edison International	12,075	$459,695
Entergy Corp.	8,200	547,760
Exelon Corp.	28,844	1,271,155
FirstEnergy Corp.	17,027	760,256
GenOn Energy, Inc. (a)	13,341	51,896
Great Plains Energy, Inc.	5,337	107,647
Hawaiian Electric Industries, Inc.	5,100	119,340
Integrys Energy Group, Inc.	2,040	102,428
MDU Resources Group, Inc.	5,700	122,892
NextEra Energy, Inc.	17,281	954,775
Northeast Utilities	9,470	321,980
NRG Energy, Inc. (a)	10,500	257,460
NSTAR	3,110	137,866
NV Energy, Inc.	13,700	203,308
OGE Energy Corp.	1,660	83,066
Pepco Holdings, Inc.	14,248	266,153
PG&E Corp.	5,930	245,680
Pinnacle West Capital Corp.	4,117	174,355
PPL Corp.	18,742	522,902
Progress Energy, Inc.	7,300	341,202
Public Service Enterprise Group, Inc.	16,824	550,986
SCANA Corp.	5,120	200,653
The Southern Co.	31,788	1,256,898
TECO Energy, Inc.	10,210	189,191
Westar Energy, Inc.	5,100	131,631
Wisconsin Energy Corp.	13,470	412,856
Xcel Energy, Inc.	9,020	216,480

		16,049,751

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc. (a)	2,000	161,280
General Cable Corp. (a)	700	27,839
Hubbell, Inc. Class B	3,400	202,198
Molex, Inc.	5,100	119,748

		511,065

Electronics — 0.7%
Arrow Electronics, Inc. (a)	5,799	201,515
Avnet, Inc. (a)	5,868	171,932
AVX Corp.	4,200	58,464
Garmin Ltd.	5,600	182,728
Jabil Circuit, Inc.	14,800	270,988
PerkinElmer, Inc.	18,010	440,525
Thomas & Betts Corp. (a)	2,900	141,462
Vishay Intertechnology, Inc. (a)	36,100	497,097

		1,964,711

Energy – Alternate Sources — 0.0%
Covanta Holding Corp.	2,800	48,384
SunPower Corp. Class A (a)	1,500	29,445

		77,829

Engineering & Construction — 0.5%
Aecom Technology Corp. (a)	3,000	74,220
Chicago Bridge & Iron Co. NV	2,400	99,000

	Number of Shares	Value
Jacobs Engineering Group, Inc. (a)	2,783	$108,927
KBR, Inc.	18,210	649,186
McDermott International, Inc. (a)	2,300	46,391
The Shaw Group, Inc. (a)	500	12,940
URS Corp. (a)	12,858	524,992

		1,515,656

Entertainment — 0.1%
International Game Technology	5,200	96,668
The Madison Square Garden Co. Class A (a)	1,700	45,050
Penn National Gaming, Inc. (a)	2,900	121,597

		263,315

Environmental Controls — 0.3%
Republic Services, Inc.	12,390	359,682
Waste Connections, Inc.	250	8,060
Waste Management, Inc.	16,203	510,232

		877,974

Foods — 1.8%
Campbell Soup Co.	3,800	125,590
ConAgra Foods, Inc.	16,400	420,004
Corn Products International, Inc.	670	34,096
Dean Foods Co. (a)	26,500	292,030
Flowers Foods, Inc.	563	12,341
General Mills, Inc.	2,505	93,562
H.J. Heinz Co.	5,930	312,155
The Hershey Co.	2,100	118,524
Hormel Foods Corp.	7,548	218,666
The J.M. Smucker Co.	1,640	127,789
Kellogg Co.	400	22,312
Kraft Foods, Inc. Class A	26,679	917,224
The Kroger Co.	16,640	413,837
McCormick & Co., Inc.	1,300	63,245
Ralcorp Holdings, Inc. (a)	1,888	163,312
Safeway, Inc.	22,565	455,136
Sara Lee Corp.	10,427	199,260
Smithfield Foods, Inc. (a)	19,819	436,414
SUPERVALU, Inc.	28,200	242,520
Tyson Foods, Inc. Class A	16,006	281,065

		4,949,082

Forest Products & Paper — 0.5%
Domtar Corp.	6,275	501,686
International Paper Co.	16,600	493,020
MeadWestvaco Corp.	7,400	230,436
Temple-Inland, Inc.	1,600	48,032

		1,273,174

Gas — 0.6%
AGL Resources, Inc.	1,460	59,568
Atmos Energy Corp.	5,350	178,850
Energen Corp.	5,400	317,574
NiSource, Inc.	13,990	281,619
Sempra Energy	9,610	487,131

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Southern Union Co.	2,500	$107,500
UGI Corp.	4,190	126,957
Vectren Corp.	1,850	48,859

		1,608,058

Hand & Machine Tools — 0.3%
Kennametal, Inc.	2,612	102,991
Lincoln Electric Holdings, Inc.	3,226	110,394
Regal-Beloit Corp.	100	6,063
Snap-on, Inc.	821	46,682
Stanley Black & Decker, Inc.	8,635	567,924

		834,054

Health Care – Products — 2.9%
Alere, Inc. (a)	4,192	123,622
Baxter International, Inc.	4,468	259,903
Boston Scientific Corp. (a)	14,487	103,727
CareFusion Corp. (a)	6,000	158,340
The Cooper Cos., Inc.	1,200	91,788
Covidien PLC	10,600	538,374
Henry Schein, Inc. (a)	850	56,491
Hill-Rom Holdings, Inc.	1,000	37,290
Hologic, Inc. (a)	10,000	185,700
Johnson & Johnson	85,728	5,554,317
Kinetic Concepts, Inc. (a)	2,737	183,215
Medtronic, Inc.	3,200	115,360
QIAGEN NV (a)	5,200	88,088
Zimmer Holdings, Inc. (a)	8,600	516,172

		8,012,387

Health Care – Services — 2.6%
Aetna, Inc.	19,020	789,140
AMERIGROUP Corp. (a)	3,700	203,500
CIGNA Corp.	12,500	622,125
Community Health Systems, Inc. (a)	6,085	157,236
Coventry Health Care, Inc. (a)	6,700	214,400
Health Net, Inc. (a)	3,300	92,796
Humana, Inc.	7,800	581,724
LifePoint Hospitals, Inc. (a)	7,300	270,830
Quest Diagnostics, Inc.	400	21,604
Tenet Healthcare Corp. (a)	13,300	73,948
Thermo Fisher Scientific, Inc. (a)	15,026	902,912
UnitedHealth Group, Inc.	44,085	2,187,939
WellPoint, Inc.	16,800	1,134,840

		7,252,994

Holding Company – Diversified — 0.1%
Leucadia National Corp.	9,500	319,865

Home Builders — 0.1%
D.R. Horton, Inc.	7,000	83,160
Lennar Corp. Class A	41	725
Pulte Group, Inc. (a)	10,057	69,092
Toll Brothers, Inc. (a)	200	3,992

		156,969

	Number of Shares	Value
Home Furnishing — 0.1%
Harman International Industries, Inc.	3,363	$139,901
Whirlpool Corp.	4,000	276,920

		416,821

Household Products — 0.3%
Avery Dennison Corp.	1,800	56,790
Church & Dwight Co., Inc.	3,392	136,833
The Clorox Co.	1,467	105,022
Fortune Brands, Inc.	4,374	263,359
Jarden Corp.	2,000	61,980
Kimberly-Clark Corp.	1,335	87,256
The Scotts Miracle-Gro Co. Class A	1,359	68,575

		779,815

Housewares — 0.0%
Newell Rubbermaid, Inc.	3,800	58,976

Insurance — 7.3%
ACE Ltd.	14,261	955,202
Aflac, Inc.	21,700	999,502
Alleghany Corp. (a)	165	54,353
Allied World Assurance Co. Holdings Ltd.	2,503	136,288
The Allstate Corp.	20,443	566,680
American Financial Group, Inc.	8,400	285,432
American International Group, Inc. (a)	15,102	433,427
American National Insurance Co.	1,180	88,429
Aon Corp.	9,460	455,215
Arch Capital Group Ltd. (a)	6,400	216,320
Arthur J. Gallagher & Co.	1,500	42,180
Aspen Insurance Holdings Ltd.	1,900	49,210
Assurant, Inc.	6,656	237,087
Assured Guaranty Ltd.	21,200	299,980
Axis Capital Holdings Ltd.	3,400	108,358
Berkshire Hathaway, Inc. Class B (a)	56,952	4,224,130
Brown & Brown, Inc.	1,100	23,991
The Chubb Corp.	14,560	909,709
Cincinnati Financial Corp.	4,320	118,066
CNA Financial Corp.	5,700	156,978
Endurance Specialty Holdings Ltd.	2,600	105,924
Everest Re Group Ltd.	2,164	177,708
Fidelity National Financial, Inc. Class A	10,100	164,630
Genworth Financial, Inc. Class A (a)	11,160	92,851
The Hanover Insurance Group, Inc.	2,200	79,662
The Hartford Financial Services Group, Inc.	22,290	522,032
HCC Insurance Holdings, Inc.	4,970	149,746
Lincoln National Corp.	15,598	413,347
Loews Corp.	12,620	503,159
Markel Corp. (a)	285	114,120
Marsh & McLennan Cos., Inc.	13,780	406,372
MBIA, Inc. (a)	1,300	11,960
Mercury General Corp.	690	25,627

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MetLife, Inc.	33,818	$1,393,640
Old Republic International Corp.	4,200	43,848
PartnerRe Ltd.	1,600	106,912
Principal Financial Group, Inc.	15,300	422,739
The Progressive Corp.	25,400	499,872
Protective Life Corp.	9,880	210,049
Prudential Financial, Inc.	23,900	1,402,452
Reinsurance Group of America, Inc. Class A	4,289	249,663
RenaissanceRe Holdings Ltd.	2,100	146,139
StanCorp Financial Group, Inc.	4,846	161,178
Torchmark Corp.	6,660	268,997
Transatlantic Holdings, Inc.	1,700	87,057
The Travelers Cos., Inc.	17,172	946,692
Unitrin, Inc.	3,709	104,482
Unum Group	19,695	480,361
Validus Holdings Ltd.	7,800	207,402
W.R. Berkley Corp.	5,300	163,187
White Mountains Insurance Group Ltd.	143	60,259
XL Group PLC	9,650	198,018

		20,280,622

Internet — 0.5%
AOL, Inc. (a)	800	13,744
eBay, Inc. (a)	18,156	594,609
Expedia, Inc.	9,400	297,886
IAC/InterActiveCorp (a)	5,050	209,020
Liberty Media Corp. – Interactive Class A (a)	17,257	283,187
Yahoo!, Inc. (a)	7,500	98,250

		1,496,696

Investment Companies — 0.2%
American Capital Ltd. (a)	42,049	406,614
Ares Capital Corp.	8,400	135,576

		542,190

Iron & Steel — 0.2%
AK Steel Holding Corp.	1,300	15,795
Nucor Corp.	8,700	338,343
Reliance Steel & Aluminum Co.	2,600	122,226
Schnitzer Steel Industries, Inc. Class A	300	15,237
Steel Dynamics, Inc.	2,100	32,802
United States Steel Corp.	90	3,599

		528,002

Leisure Time — 0.2%
Carnival Corp.	12,002	399,667
Royal Caribbean Cruises Ltd. (a)	2,300	70,426

		470,093

Lodging — 0.2%
Choice Hotels International, Inc.	1,000	30,490
Hyatt Hotels Corp. Class A (a)	2,442	94,725

	Number of Shares	Value
MGM Resorts International (a)	6,500	$98,215
Wyndham Worldwide Corp.	6,600	228,294

		451,724

Machinery – Construction & Mining — 0.0%
Ingersoll-Rand PLC	1,400	52,388
Terex Corp. (a)	1,200	26,652

		79,040

Machinery – Diversified — 0.2%
AGCO Corp. (a)	5,418	256,922
CNH Global NV (a)	2,110	80,475
Eaton Corp.	6,800	326,060
IDEX Corp.	700	29,036

		692,493

Manufacturing — 4.5%
3M Co.	2,800	243,992
AptarGroup, Inc.	1,000	51,050
Carlisle Cos., Inc.	200	8,646
Cooper Industries PLC	4,612	241,254
Crane Co.	2,120	98,198
Dover Corp.	3,638	219,990
General Electric Co.	481,580	8,625,098
Harsco Corp.	6,800	186,388
Illinois Tool Works, Inc.	600	29,880
ITT Corp.	6,900	368,046
Leggett & Platt, Inc.	3,410	73,997
Parker Hannifin Corp.	5,700	450,414
Pentair, Inc.	1,700	62,577
SPX Corp.	1,200	90,288
Teleflex, Inc.	2,620	157,803
Textron, Inc.	10,600	245,178
Trinity Industries, Inc.	4,714	140,430
Tyco International Ltd.	24,095	1,067,167

		12,360,396

Media — 3.1%
CBS Corp. Class B	29,067	795,564
Comcast Corp. Class A	72,400	1,739,048
DISH Network Corp. Class A (a)	7,807	231,321
Gannett Co., Inc.	15,455	197,206
Liberty Media Corp. – Starz Series A (a)	4,444	341,121
Liberty Media Corp. Capital Class A (a)	5,900	470,879
The McGraw-Hill Cos., Inc.	5,700	237,120
News Corp. Class A	82,020	1,313,960
Thomson Reuters Corp.	1,383	47,617
Time Warner, Inc.	31,742	1,116,049
The Walt Disney Co.	48,354	1,867,432
The Washington Post Co. Class B	776	312,185

		8,669,502

Metal Fabricate & Hardware — 0.0%
Commercial Metals Co.	1,100	15,961

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Timken Co.	700	$30,569

		46,530

Mining — 0.8%
Alcoa, Inc.	72,040	1,061,149
Newmont Mining Corp.	19,650	1,092,737

		2,153,886

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	9,900	213,345
Xerox Corp.	56,181	524,169

		737,514

Oil & Gas — 11.5%
Anadarko Petroleum Corp.	11,462	946,303
Apache Corp.	9,609	1,188,826
Atwood Oceanics, Inc. (a)	2,400	112,080
Chesapeake Energy Corp.	16,826	577,973
Chevron Corp.	91,049	9,470,917
Cimarex Energy Co.	1,600	140,992
ConocoPhillips	72,057	5,187,383
Denbury Resources, Inc. (a)	114	2,202
Devon Energy Corp.	11,363	894,268
Diamond Offshore Drilling, Inc.	3,602	244,324
EQT Corp.	1,700	107,916
EXCO Resources, Inc.	3,964	63,067
Exxon Mobil Corp.	58,033	4,630,453
Forest Oil Corp. (a)	600	15,600
Helmerich & Payne, Inc.	1,300	89,765
Hess Corp.	14,500	994,120
Marathon Oil Corp.	43,000	1,331,710
Marathon Petroleum Corp. (a)	8,387	367,267
Murphy Oil Corp.	7,747	497,512
Nabors Industries Ltd. (a)	4,400	116,204
Newfield Exploration Co. (a)	1,326	89,399
Noble Energy, Inc.	3,800	378,784
Occidental Petroleum Corp.	24,043	2,360,542
Patterson-UTI Energy, Inc.	3,800	123,614
Petrohawk Energy Corp. (a)	400	15,276
Pioneer Natural Resources Co.	400	37,196
Plains Exploration & Production Co. (a)	1,200	46,812
QEP Resources, Inc.	200	8,766
Questar Corp.	13,300	245,119
Quicksilver Resources, Inc. (a)	1,400	19,810
Rowan Companies, Inc. (a)	3,500	137,095
SM Energy Co.	400	30,140
Sunoco, Inc.	2,600	105,690
Tesoro Corp. (a)	19,400	471,226
Unit Corp. (a)	621	37,266
Valero Energy Corp.	34,164	858,200

		31,943,817

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	4,447	344,109

	Number of Shares	Value
Cameron International Corp. (a)	100	$5,594
National Oilwell Varco, Inc.	13,491	1,086,970
Oil States International, Inc. (a)	300	24,210
SEACOR Holdings, Inc.	6,200	622,232
Tidewater, Inc.	30	1,630

		2,084,745

Packaging & Containers — 0.2%
Bemis Co., Inc.	4,260	134,616
Greif, Inc. Class A	500	30,525
Owens-IIlinois, Inc. (a)	2,800	64,876
Packaging Corporation of America	6,872	183,276
Sealed Air Corp.	10,300	221,759
Sonoco Products Co.	1,000	32,050

		667,102

Pharmaceuticals — 6.5%
Abbott Laboratories	3,900	200,148
Bristol-Myers Squibb Co.	72,142	2,067,590
Cardinal Health, Inc.	7,000	306,320
Cephalon, Inc. (a)	3,800	303,772
Eli Lilly & Co.	31,081	1,190,402
Forest Laboratories, Inc. (a)	14,691	544,448
Mead Johnson Nutrition Co.	5,053	360,632
Merck & Co., Inc.	135,428	4,622,158
Mylan, Inc. (a)	2,500	56,950
Omnicare, Inc.	3,400	103,700
Patterson Cos., Inc.	3,800	117,192
Pfizer, Inc.	417,336	8,029,545
Watson Pharmaceuticals, Inc. (a)	1,960	131,575

		18,034,432

Pipelines — 0.7%
El Paso Corp.	2,792	57,376
Kinder Morgan, Inc. (a)	4,035	113,908
National Fuel Gas Co.	2,250	162,855
ONEOK, Inc.	3,294	239,770
Spectra Energy Corp.	25,600	691,712
The Williams Cos., Inc.	20,196	640,213

		1,905,834

Real Estate — 0.1%
Forest City Enterprises, Inc. Class A (a)	14,200	255,742
The Howard Hughes Corp. (a)	200	12,092

		267,834

Real Estate Investment Trusts (REITS) — 3.0%
Alexandria Real Estate Equities, Inc.	600	49,200
American Capital Agency Corp.	9,400	262,448
Annaly Capital Management, Inc.	52,709	884,457
Apartment Investment & Management Co. Class A	2,100	57,330
AvalonBay Communities, Inc.	2,116	283,946
Boston Properties, Inc.	800	85,888

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brandywine Realty Trust	20,200	$242,198
BRE Properties, Inc.	800	41,984
Camden Property Trust	300	20,121
Chimera Investment Corp.	74,374	229,072
CommonWealth	1,967	46,460
Corporate Office Properties Trust	600	18,642
Developers Diversified Realty Corp.	8,400	122,724
Douglas Emmett, Inc.	11,600	232,000
Duke Realty Corp.	8,200	115,128
Equity Residential	7,013	433,544
Essex Property Trust, Inc.	200	28,072
Federal Realty Investment Trust	500	43,670
General Growth Properties, Inc.	18,925	318,129
HCP, Inc.	8,455	310,552
Health Care, Inc.	4,800	253,344
Hospitality Properties Trust	13,640	344,410
Host Hotels & Resorts, Inc.	12,968	205,543
Kimco Realty Corp.	7,904	150,413
Liberty Property Trust	3,558	120,830
The Macerich Co.	2,493	132,453
Mack-Cali Realty Corp.	760	25,285
Piedmont Office Realty Trust, Inc. Class A	7,800	160,290
Plum Creek Timber Co., Inc.	900	34,398
ProLogis, Inc.	11,452	408,035
Public Storage	400	47,852
Realty Income Corp.	4,800	155,808
Regency Centers Corp.	700	31,444
Senior Housing Properties Trust	2,800	67,032
Simon Property Group, Inc.	2,600	313,326
SL Green Realty Corp.	5,195	426,094
Taubman Centers, Inc.	700	41,930
UDR, Inc.	2,400	63,144
Ventas, Inc.	1,617	87,528
Vornado Realty Trust	8,458	791,246
Weingarten Realty Investors	3,400	87,448
Weyerhaeuser Co.	21,822	436,222

		8,209,640

Retail — 3.8%
Abercrombie & Fitch Co. Class A	2,000	146,240
American Eagle Outfitters, Inc.	15,400	202,356
AutoNation, Inc. (a)	1,140	42,875
Best Buy Co., Inc.	13,750	379,500
BJ’s Wholesale Club, Inc. (a)	2,399	120,790
Brinker International, Inc.	18,219	437,620
CarMax, Inc. (a)	1,674	53,518
Chico’s FAS, Inc.	6,907	104,227
CVS Caremark Corp.	58,449	2,124,621
Dillard’s, Inc. Class A	6,200	348,812
Foot Locker, Inc.	15,844	344,290
GameStop Corp. Class A (a)	21,429	505,296
The Gap, Inc.	11,500	221,835

	Number of Shares	Value
The Home Depot, Inc.	22,416	$782,991
J.C. Penney Co., Inc.	7,200	221,472
Kohl’s Corp.	2,937	160,683
Lowe’s Cos., Inc.	30,554	659,355
Macy’s, Inc.	17,844	515,156
PVH Corp.	500	35,775
RadioShack Corp.	11,994	166,957
Signet Jewelers Ltd. (a)	3,400	145,656
Staples, Inc.	7,900	126,874
Target Corp.	23,323	1,200,901
Wal-Mart Stores, Inc.	17,849	940,821
Walgreen Co.	9,500	370,880
The Wendy’s Co.	6,600	34,782
Williams-Sonoma, Inc.	3,900	144,378

		10,538,661

Savings & Loans — 0.3%
First Niagara Financial Group, Inc.	15,500	189,875
Hudson City Bancorp, Inc.	9,750	80,437
New York Community Bancorp, Inc.	18,230	246,652
People’s United Financial, Inc.	15,400	195,272
Washington Federal, Inc.	3,916	66,220

		778,456

Semiconductors — 3.2%
Applied Materials, Inc.	52,600	648,032
Atmel Corp. (a)	1,600	19,360
Fairchild Semiconductor International, Inc. (a)	25,800	387,258
Freescale Semiconductor Holdings I Ltd. (a)	4,989	81,470
Intel Corp.	242,200	5,408,326
International Rectifier Corp. (a)	4,200	107,898
Intersil Corp. Class A	2,200	26,510
KLA-Tencor Corp.	6,000	238,920
LSI Corp. (a)	25,514	187,783
Marvell Technology Group Ltd. (a)	16,900	250,458
MEMC Electronic Materials, Inc. (a)	7,300	54,166
Micron Technology, Inc. (a)	36,622	269,904
National Semiconductor Corp.	200	4,944
Novellus Systems, Inc. (a)	10,680	331,507
PMC-Sierra, Inc. (a)	8,500	59,415
QLogic Corp. (a)	3,116	47,270
Teradyne, Inc. (a)	30,200	407,398
Texas Instruments, Inc.	11,300	336,175

		8,866,794

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	808	27,052

Software — 0.5%
Activision Blizzard, Inc.	38,700	458,208
Broadridge Financial Solutions, Inc.	2,233	51,493
CA, Inc.	26,576	592,645
Compuware Corp. (a)	1,290	12,461

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fidelity National Information Services, Inc.	9,800	$294,196
Fiserv, Inc. (a)	1,300	78,468

		1,487,471

Telecommunications — 7.0%
Amdocs Ltd. (a)	10,055	317,034
AT&T, Inc.	263,829	7,719,637
CenturyLink, Inc.	19,395	719,748
Cisco Systems, Inc.	211,539	3,378,278
Clearwire Corp. Class A (a)	1,900	4,123
Corning, Inc.	62,952	1,001,566
EchoStar Corp. (a)	4,900	163,954
Frontier Communications Corp.	21,289	159,455
Harris Corp.	2,600	103,662
Level 3 Communications, Inc. (a)	33,940	73,989
Motorola Mobility Holdings, Inc. (a)	8,700	194,706
Motorola Solutions, Inc. (a)	15,000	673,350
NII Holdings, Inc. (a)	1,000	42,350
Sprint Nextel Corp. (a)	94,900	401,427
Telephone & Data Systems, Inc.	5,591	158,561
Tellabs, Inc.	7,500	31,050
US Cellular Corp. (a)	4,000	176,760
Verizon Communications, Inc.	109,320	3,857,903
Windstream Corp.	8,362	102,100

		19,279,653

Textiles — 0.1%
Cintas Corp.	2,200	71,610
Mohawk Industries, Inc. (a)	1,330	69,200

		140,810

Toys, Games & Hobbies — 0.0%
Mattel, Inc.	2,600	69,316

Transportation — 1.4%
Alexander & Baldwin, Inc.	800	38,568
Con-way, Inc.	1,300	47,606
FedEx Corp.	7,725	671,148
Kansas City Southern (a)	1,200	71,220
Kirby Corp. (a)	1,400	81,648
Norfolk Southern Corp.	16,442	1,244,659
Ryder System, Inc.	990	55,757
Teekay Corp.	1,300	36,075
Union Pacific Corp.	13,581	1,391,781
United Continental Holdings, Inc. (a)	18,100	327,972
UTI Worldwide, Inc.	300	4,851

		3,971,285

Trucking & Leasing — 0.0%
GATX Corp.	1,900	74,917

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc.	8,100	$226,800
Aqua America, Inc.	5,100	107,865

		334,665

TOTAL COMMON STOCK (Cost $267,559,957)		276,827,857

TOTAL EQUITIES (Cost $267,559,957)		276,827,857

TOTAL LONG-TERM INVESTMENTS (Cost $267,559,957)		276,827,857

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/29/11, 0.010%, due 8/01/11 (b)	$310,323	310,323

TOTAL SHORT-TERM INVESTMENTS (Cost $310,323)		310,323

TOTAL INVESTMENTS — 99.9% (Cost $267,870,280) (c)		277,138,180

Other Assets/(Liabilities) — 0.1%		196,128

NET ASSETS — 100.0%		$277,334,308

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $310,323. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $317,401.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.7%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	498	$4,885
Omnicom Group, Inc.	345	16,188

		21,073

Aerospace & Defense — 2.1%
The Boeing Co.	314	22,127
General Dynamics Corp.	493	33,593
Goodrich Corp.	98	9,324
L-3 Communications Holdings, Inc.	147	11,631
Lockheed Martin Corp.	494	37,411
Northrop Grumman Corp.	493	29,831
Raytheon Co.	241	10,780
Rockwell Collins, Inc.	99	5,454
United Technologies Corp.	826	68,426

		228,577

Agriculture — 2.4%
Altria Group, Inc.	1,627	42,790
Archer-Daniels-Midland Co.	84	2,552
Lorillard, Inc.	299	31,760
Philip Morris International, Inc.	2,256	160,560
Reynolds American, Inc.	451	15,875

		253,537

Airlines — 0.1%
Southwest Airlines Co.	893	8,894

Apparel — 0.3%
Nike, Inc. Class B	171	15,416
VF Corp.	98	11,446

		26,862

Auto Manufacturers — 0.6%
Ford Motor Co. (a)	4,343	53,028
Paccar, Inc.	293	12,543

		65,571

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	490	7,923
Johnson Controls, Inc.	103	3,806

		11,729

Banks — 3.8%
Bank of America Corp.	3,321	32,247
Bank of New York Mellon Corp.	707	17,753
BB&T Corp.	590	15,151
Capital One Financial Corp.	759	36,280
Comerica, Inc.	98	3,139
Fifth Third Bancorp	530	6,704
First Horizon National Corp.	103	926

	Number of Shares	Value
Huntington Bancshares, Inc.	1,200	$7,254
KeyCorp	1,667	13,403
M&T Bank Corp.	198	17,076
Northern Trust Corp.	69	3,098
PNC Financial Services Group, Inc.	695	37,732
Regions Financial Corp.	378	2,302
State Street Corp.	391	16,215
SunTrust Banks, Inc.	86	2,106
U.S. Bancorp	1,616	42,113
Wells Fargo & Co.	5,345	149,339
Zions Bancorp	98	2,146

		404,984

Beverages — 2.5%
Brown-Forman Corp. Class B	97	7,135
The Coca-Cola Co.	1,717	116,773
Coca-Cola Enterprises, Inc.	841	23,641
Constellation Brands, Inc. Class A (a)	947	19,309
Dr. Pepper Snapple Group, Inc.	547	20,655
Molson Coors Brewing Co. Class B	197	8,875
PepsiCo, Inc.	1,116	71,469

		267,857

Biotechnology — 0.8%
Amgen, Inc. (a)	985	53,880
Biogen Idec, Inc. (a)	197	20,068
Celgene Corp. (a)	99	5,871
Life Technologies Corp. (a)	72	3,242

		83,061

Building Materials — 0.0%
Masco Corp.	242	2,553

Chemicals — 2.2%
Air Products & Chemicals, Inc.	197	17,480
Airgas, Inc.	99	6,801
CF Industries Holdings, Inc.	199	30,909
The Dow Chemical Co.	1,126	39,264
Eastman Chemical Co.	94	9,079
Ecolab, Inc.	97	4,850
EI du Pont de Nemours & Co.	734	37,742
FMC Corp.	100	8,757
International Flavors & Fragrances, Inc.	99	6,056
Monsanto Co.	499	36,666
PPG Industries, Inc.	197	16,587
Praxair, Inc.	98	10,157
Sigma-Aldrich Corp.	98	6,576

		230,924

Coal — 0.2%
Alpha Natural Resources, Inc. (a)	247	10,549
CONSOL Energy, Inc.	199	10,666
Peabody Energy Corp.	95	5,460

		26,675

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 2.0%
Apollo Group, Inc. Class A (a)	465	$23,636
Automatic Data Processing, Inc.	491	25,282
DeVry, Inc.	99	6,152
Donnelley (R.R.) & Sons Co.	234	4,402
Equifax, Inc.	149	5,120
H&R Block, Inc.	1,487	22,245
Iron Mountain, Inc.	98	3,100
MasterCard, Inc. Class A	71	21,531
McKesson Corp.	294	23,849
Monster Worldwide, Inc. (a)	100	1,174
Moody’s Corp.	297	10,576
Paychex, Inc.	297	8,384
Quanta Services, Inc. (a)	97	1,796
Robert Half International, Inc.	97	2,656
SAIC, Inc. (a)	495	7,935
Total System Services, Inc.	89	1,656
Visa, Inc. Class A	236	20,187
Western Union Co.	1,110	21,545

		211,226

Computers — 7.2%
Accenture PLC Class A	641	37,909
Apple, Inc. (a)	817	319,022
Cognizant Technology Solutions Corp. Class A (a)	95	6,638
Computer Sciences Corp.	443	15,629
Dell, Inc. (a)	1,956	31,765
EMC Corp. (a)	1,129	29,444
Hewlett-Packard Co.	1,491	52,424
International Business Machines Corp.	1,169	212,583
Lexmark International, Inc. Class A (a)	353	11,850
NetApp, Inc. (a)	285	13,543
SanDisk Corp. (a)	473	20,117
Teradata Corp. (a)	87	4,781
Western Digital Corp. (a)	348	11,992

		767,697

Cosmetics & Personal Care — 1.4%
Avon Products, Inc.	242	6,348
Colgate-Palmolive Co.	194	16,370
The Estee Lauder Cos., Inc. Class A	95	9,966
The Procter & Gamble Co.	1,829	112,465

		145,149

Distribution & Wholesale — 0.3%
Fastenal Co.	98	3,298
Genuine Parts Co.	197	10,472
W.W. Grainger, Inc.	99	14,689

		28,459

Diversified Financial — 4.7%
American Express Co.	932	46,637
Ameriprise Financial, Inc.	304	16,446
BlackRock, Inc.	100	17,846

	Number of Shares	Value
The Charles Schwab Corp.	697	$10,406
Citigroup, Inc.	1,733	66,443
CME Group, Inc.	33	9,543
Discover Financial Services	1,099	28,145
E*TRADE Financial Corp. (a)	98	1,556
Federated Investors, Inc. Class B	256	5,471
Franklin Resources, Inc.	98	12,442
The Goldman Sachs Group, Inc.	207	27,939
IntercontinentalExchange, Inc. (a)	99	12,207
Invesco Ltd.	393	8,717
Janus Capital Group, Inc.	469	3,958
JP Morgan Chase & Co.	4,612	186,555
Legg Mason, Inc.	198	5,825
Morgan Stanley	386	8,589
The NASDAQ OMX Group, Inc. (a)	498	11,987
NYSE Euronext	197	6,592
SLM Corp.	716	11,163
T. Rowe Price Group, Inc.	197	11,190

		509,657

Electric — 3.1%
The AES Corp. (a)	727	8,949
Ameren Corp.	168	4,842
American Electric Power Co., Inc.	842	31,036
CenterPoint Energy, Inc.	387	7,577
CMS Energy Corp.	880	16,843
Consolidated Edison, Inc.	345	18,147
Constellation Energy Group, Inc.	90	3,495
Dominion Resources, Inc.	187	9,060
DTE Energy Co.	145	7,227
Duke Energy Corp.	1,457	27,100
Edison International	235	8,946
Entergy Corp.	243	16,232
Exelon Corp.	691	30,452
FirstEnergy Corp.	356	15,895
Integrys Energy Group, Inc.	99	4,971
NextEra Energy, Inc.	398	21,990
Northeast Utilities	255	8,670
NRG Energy, Inc. (a)	200	4,904
Pepco Holdings, Inc.	389	7,267
PG&E Corp.	142	5,883
Pinnacle West Capital Corp.	97	4,108
PPL Corp.	377	10,518
Progress Energy, Inc.	97	4,534
Public Service Enterprise Group, Inc.	404	13,231
SCANA Corp.	98	3,841
The Southern Co.	453	17,912
TECO Energy, Inc.	219	4,058
Wisconsin Energy Corp.	298	9,134
Xcel Energy, Inc.	145	3,480

		330,302

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.2%
Emerson Electric Co.	420	$20,618
Molex, Inc.	189	4,438

		25,056

Electronics — 0.7%
Agilent Technologies, Inc. (a)	295	12,437
Amphenol Corp. Class A	99	4,840
FLIR Systems, Inc.	99	2,719
Jabil Circuit, Inc.	932	17,065
PerkinElmer, Inc.	1,246	30,477
Waters Corp. (a)	99	8,701

		76,239

Engineering & Construction — 0.3%
Fluor Corp.	397	25,221
Jacobs Engineering Group, Inc. (a)	97	3,797

		29,018

Entertainment — 0.1%
International Game Technology	295	5,484

Environmental Controls — 0.4%
Republic Services, Inc.	463	13,441
Stericycle, Inc. (a)	99	8,130
Waste Management, Inc.	609	19,177

		40,748

Foods — 1.8%
Campbell Soup Co.	297	9,816
ConAgra Foods, Inc.	493	12,626
Dean Foods Co. (a)	1,495	16,475
General Mills, Inc.	214	7,993
H.J. Heinz Co.	293	15,424
The Hershey Co.	198	11,175
Hormel Foods Corp.	353	10,226
The J.M. Smucker Co.	99	7,714
Kellogg Co.	98	5,466
Kraft Foods, Inc. Class A	189	6,498
The Kroger Co.	894	22,234
McCormick & Co., Inc.	98	4,768
Safeway, Inc.	1,079	21,763
Sara Lee Corp.	881	16,836
SUPERVALU, Inc.	1,293	11,120
Sysco Corp.	89	2,722
Tyson Foods, Inc. Class A	530	9,307
Whole Foods Market, Inc.	95	6,336

		198,499

Forest Products & Paper — 0.2%
International Paper Co.	534	15,860
MeadWestvaco Corp.	274	8,532

		24,392

Gas — 0.2%
Nicor, Inc.	99	5,415

	Number of Shares	Value
NiSource, Inc.	285	$5,737
Sempra Energy	295	14,954

		26,106

Hand & Machine Tools — 0.2%
Snap-on, Inc.	99	5,629
Stanley Black & Decker, Inc.	224	14,733

		20,362

Health Care – Products — 3.0%
Baxter International, Inc.	546	31,761
Becton, Dickinson & Co.	297	24,832
Boston Scientific Corp. (a)	91	652
C.R. Bard, Inc.	99	9,769
CareFusion Corp. (a)	191	5,040
Covidien PLC	543	27,579
Intuitive Surgical, Inc. (a)	1	401
Johnson & Johnson	2,380	154,200
Medtronic, Inc.	634	22,856
St. Jude Medical, Inc.	199	9,254
Stryker Corp.	294	15,976
Varian Medical Systems, Inc. (a)	99	6,213
Zimmer Holdings, Inc. (a)	251	15,065

		323,598

Health Care – Services — 2.0%
Aetna, Inc.	491	20,372
CIGNA Corp.	442	21,998
Coventry Health Care, Inc. (a)	249	7,968
DaVita, Inc. (a)	99	8,270
Humana, Inc.	297	22,150
Laboratory Corporation of America Holdings (a)	98	8,895
Quest Diagnostics, Inc.	97	5,239
Tenet Healthcare Corp. (a)	674	3,747
Thermo Fisher Scientific, Inc. (a)	349	20,971
UnitedHealth Group, Inc.	1,171	58,117
WellPoint, Inc.	590	39,855

		217,582

Holding Company – Diversified — 0.1%
Leucadia National Corp.	297	10,000

Home Builders — 0.0%
D.R. Horton, Inc.	141	1,675
Lennar Corp. Class A	40	707
Pulte Group, Inc. (a)	226	1,553

		3,935

Home Furnishing — 0.1%
Harman International Industries, Inc.	158	6,573
Whirlpool Corp.	98	6,784

		13,357

Household Products — 0.2%
Avery Dennison Corp.	97	3,061

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Clorox Co.	49	$3,508
Fortune Brands, Inc.	49	2,950
Kimberly-Clark Corp.	248	16,209

		25,728

Housewares — 0.0%
Newell Rubbermaid, Inc.	91	1,412

Insurance — 3.9%
ACE Ltd.	346	23,175
Aflac, Inc.	471	21,694
The Allstate Corp.	438	12,141
American International Group, Inc. (a)	392	11,250
Aon Corp.	249	11,982
Assurant, Inc.	269	9,582
Berkshire Hathaway, Inc. Class B (a)	1,208	89,597
The Chubb Corp.	442	27,616
Cincinnati Financial Corp.	193	5,275
Genworth Financial, Inc. Class A (a)	189	1,572
The Hartford Financial Services Group, Inc.	790	18,502
Lincoln National Corp.	642	17,013
Loews Corp.	293	11,682
Marsh & McLennan Cos., Inc.	379	11,177
MetLife, Inc.	873	35,976
Principal Financial Group, Inc.	393	10,859
The Progressive Corp.	644	12,674
Prudential Financial, Inc.	638	37,438
Torchmark Corp.	350	14,137
The Travelers Cos., Inc.	422	23,265
Unum Group	493	12,024
XL Group PLC	186	3,817

		422,448

Internet — 2.0%
Akamai Technologies, Inc. (a)	97	2,349
Amazon.com, Inc. (a)	26	5,785
eBay, Inc. (a)	726	23,776
Expedia, Inc.	591	18,729
F5 Networks, Inc. (a)	100	9,348
Google, Inc. Class A (a)	153	92,365
Netflix, Inc. (a)	40	10,640
Priceline.com, Inc. (a)	44	23,657
Symantec Corp. (a)	956	18,221
VeriSign, Inc.	142	4,432
Yahoo!, Inc. (a)	317	4,153

		213,455

Iron & Steel — 0.4%
AK Steel Holding Corp.	98	1,191
Allegheny Technologies, Inc.	98	5,703
Cliffs Natural Resources, Inc.	242	21,736
Nucor Corp.	243	9,450
United States Steel Corp.	98	3,919

		41,999

	Number of Shares	Value
Leisure Time — 0.2%
Carnival Corp.	260	$8,658
Harley-Davidson, Inc.	194	8,418

		17,076

Lodging — 0.4%
Marriott International, Inc. Class A	98	3,185
Starwood Hotels & Resorts Worldwide, Inc.	98	5,386
Wyndham Worldwide Corp.	197	6,814
Wynn Resorts Ltd.	199	30,583

		45,968

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	585	57,792
Ingersoll-Rand PLC	100	3,742
Joy Global, Inc.	151	14,182

		75,716

Machinery – Diversified — 0.7%
Cummins, Inc.	197	20,661
Deere & Co.	138	10,834
Eaton Corp.	292	14,002
Flowserve Corp.	99	9,839
Rockwell Automation, Inc.	97	6,961
Roper Industries, Inc.	199	16,244

		78,541

Manufacturing — 4.2%
3M Co.	427	37,209
Danaher Corp.	492	24,162
Dover Corp.	195	11,792
General Electric Co.	12,447	222,926
Honeywell International, Inc.	886	47,046
Illinois Tool Works, Inc.	382	19,023
ITT Corp.	245	13,068
Leggett & Platt, Inc.	137	2,973
Pall Corp.	98	4,859
Parker Hannifin Corp.	297	23,469
Textron, Inc.	551	12,745
Tyco International Ltd.	600	26,574

		445,846

Media — 3.1%
Cablevision Systems Corp. Class A	300	7,308
CBS Corp. Class B	786	21,513
Comcast Corp. Class A	2,734	65,671
DIRECTV Class A (a)	877	44,446
Discovery Communications, Inc. Series A (a)	200	7,960
Gannett Co., Inc.	810	10,335
The McGraw-Hill Cos., Inc.	293	12,189
News Corp. Class A	1,846	29,573
Scripps Networks Interactive Class A	99	4,588
Time Warner Cable, Inc.	389	28,517

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Time Warner, Inc.	679	$23,874
Viacom, Inc. Class B	685	33,168
The Walt Disney Co.	709	27,381
The Washington Post Co. Class B	39	15,690

		332,213

Mining — 0.9%
Alcoa, Inc.	981	14,450
Freeport-McMoRan Copper & Gold, Inc.	1,156	61,222
Newmont Mining Corp.	290	16,127
Titanium Metals Corp.	98	1,743
Vulcan Materials Co.	99	3,395

		96,937

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	395	8,512
Xerox Corp.	1,040	9,703

		18,215

Oil & Gas — 10.4%
Anadarko Petroleum Corp.	298	24,603
Apache Corp.	343	42,436
Cabot Oil & Gas Corp.	99	7,334
Chesapeake Energy Corp.	373	12,813
Chevron Corp.	2,286	237,790
ConocoPhillips	1,480	106,545
Denbury Resources, Inc. (a)	99	1,913
Devon Energy Corp.	298	23,453
Diamond Offshore Drilling, Inc.	245	16,618
EOG Resources, Inc.	99	10,098
Exxon Mobil Corp.	4,317	344,453
Helmerich & Payne, Inc.	100	6,905
Hess Corp.	349	23,927
Marathon Oil Corp.	1,189	36,823
Marathon Petroleum Corp. (a)	394	17,253
Murphy Oil Corp.	242	15,541
Nabors Industries Ltd. (a)	193	5,097
Newfield Exploration Co. (a)	100	6,742
Noble Corp.	196	7,227
Noble Energy, Inc.	98	9,769
Occidental Petroleum Corp.	791	77,660
Pioneer Natural Resources Co.	99	9,206
QEP Resources, Inc.	97	4,252
Range Resources Corp.	99	6,451
Rowan Companies, Inc. (a)	87	3,408
Southwestern Energy Co. (a)	100	4,456
Sunoco, Inc.	99	4,024
Tesoro Corp. (a)	990	24,047
Valero Energy Corp.	995	24,994

		1,115,838

Oil & Gas Services — 1.6%
Baker Hughes, Inc.	313	24,220
Cameron International Corp. (a)	95	5,314

	Number of Shares	Value
FMC Technologies, Inc. (a)	94	$4,286
Halliburton Co.	880	48,163
National Oilwell Varco, Inc.	533	42,944
Schlumberger Ltd.	576	52,053

		176,980

Packaging & Containers — 0.3%
Ball Corp.	198	7,682
Bemis Co., Inc.	258	8,153
Owens-IIlinois, Inc. (a)	97	2,248
Sealed Air Corp.	685	14,748

		32,831

Pharmaceuticals — 5.7%
Abbott Laboratories	1,368	70,206
Allergan, Inc.	94	7,643
AmerisourceBergen Corp.	491	18,810
Bristol-Myers Squibb Co.	1,600	45,856
Cardinal Health, Inc.	390	17,066
Cephalon, Inc. (a)	144	11,511
DENTSPLY International, Inc.	99	3,751
Eli Lilly & Co.	1,017	38,951
Express Scripts, Inc. (a)	171	9,278
Forest Laboratories, Inc. (a)	408	15,121
Gilead Sciences, Inc. (a)	371	15,716
Hospira, Inc. (a)	97	4,959
Mead Johnson Nutrition Co.	142	10,135
Medco Health Solutions, Inc. (a)	213	13,393
Merck & Co., Inc.	3,053	104,199
Mylan, Inc. (a)	194	4,419
Patterson Cos., Inc.	99	3,053
Pfizer, Inc.	10,578	203,521
Watson Pharmaceuticals, Inc. (a)	198	13,292

		610,880

Pipelines — 0.5%
El Paso Corp.	590	12,125
ONEOK, Inc.	100	7,279
Spectra Energy Corp.	441	11,916
The Williams Cos., Inc.	672	21,302

		52,622

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A (a)	380	8,284

Real Estate Investment Trusts (REITS) — 1.4%
Apartment Investment & Management Co. Class A	113	3,085
AvalonBay Communities, Inc.	102	13,687
Boston Properties, Inc.	98	10,521
Equity Residential	145	8,964
HCP, Inc.	198	7,272
Health Care, Inc.	99	5,225
Host Hotels & Resorts, Inc.	112	1,775
Kimco Realty Corp.	193	3,673

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Plum Creek Timber Co., Inc.	98	$3,746
ProLogis, Inc.	113	4,026
Public Storage	98	11,724
Simon Property Group, Inc.	307	36,997
Ventas, Inc.	98	5,305
Vornado Realty Trust	202	18,897
Weyerhaeuser Co.	625	12,494

		147,391

Retail — 6.0%
Abercrombie & Fitch Co. Class A	94	6,873
AutoNation, Inc. (a)	85	3,197
AutoZone, Inc. (a)	62	17,698
Bed Bath & Beyond, Inc. (a)	294	17,196
Best Buy Co., Inc.	474	13,082
Big Lots, Inc. (a)	41	1,428
CarMax, Inc. (a)	100	3,197
Coach, Inc.	190	12,266
Costco Wholesale Corp.	391	30,596
CVS Caremark Corp.	1,361	49,472
Darden Restaurants, Inc.	99	5,029
Family Dollar Stores, Inc.	47	2,496
GameStop Corp. Class A (a)	1,094	25,797
The Gap, Inc.	357	6,887
The Home Depot, Inc.	1,217	42,510
J.C. Penney Co., Inc.	364	11,197
Kohl’s Corp.	294	16,085
Limited Brands, Inc.	632	23,928
Lowe’s Cos., Inc.	833	17,976
Macy’s, Inc.	709	20,469
McDonald’s Corp.	478	41,337
Nordstrom, Inc.	195	9,781
O’Reilly Automotive, Inc. (a)	99	5,891
Polo Ralph Lauren Corp.	98	13,237
Ross Stores, Inc.	95	7,198
Sears Holdings Corp. (a)	99	6,897
Staples, Inc.	198	3,180
Starbucks Corp.	218	8,740
Target Corp.	586	30,173
Tiffany & Co.	97	7,720
The TJX Cos., Inc.	291	16,092
Wal-Mart Stores, Inc.	1,742	91,821
Walgreen Co.	1,333	52,040
Yum! Brands, Inc.	418	22,079

		643,565

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	147	1,213
People’s United Financial, Inc.	293	3,715

		4,928

Semiconductors — 2.8%
Advanced Micro Devices, Inc. (a)	190	1,395
Altera Corp.	398	16,270

	Number of Shares	Value
Analog Devices, Inc.	445	$15,308
Applied Materials, Inc.	1,177	14,501
Broadcom Corp. Class A (a)	93	3,448
Intel Corp.	5,409	120,783
KLA-Tencor Corp.	351	13,977
Linear Technology Corp.	128	3,750
LSI Corp. (a)	1,096	8,067
MEMC Electronic Materials, Inc. (a)	98	727
Microchip Technology, Inc.	243	8,201
Micron Technology, Inc. (a)	960	7,075
National Semiconductor Corp.	95	2,348
Novellus Systems, Inc. (a)	484	15,023
NVIDIA Corp. (a)	1,286	17,785
Teradyne, Inc. (a)	1,924	25,955
Texas Instruments, Inc.	664	19,754
Xilinx, Inc.	194	6,228

		300,595

Software — 3.9%
Adobe Systems, Inc. (a)	439	12,169
Autodesk, Inc. (a)	197	6,777
BMC Software, Inc. (a)	308	13,312
CA, Inc.	912	20,338
Citrix Systems, Inc. (a)	199	14,336
Compuware Corp. (a)	197	1,903
Dun & Bradstreet Corp.	99	7,182
Electronic Arts, Inc. (a)	98	2,180
Fidelity National Information Services, Inc.	200	6,004
Fiserv, Inc. (a)	197	11,891
Intuit, Inc. (a)	345	16,111
Microsoft Corp.	6,369	174,511
Oracle Corp.	3,798	116,143
Red Hat, Inc. (a)	97	4,082
Salesforce.com, Inc. (a)	99	14,326

		421,265

Telecommunications — 4.9%
American Tower Corp. Class A (a)	99	5,200
AT&T, Inc.	5,625	164,587
CenturyLink, Inc.	382	14,176
Cisco Systems, Inc.	4,371	69,805
Corning, Inc.	1,383	22,003
Frontier Communications Corp.	297	2,225
Harris Corp.	95	3,788
JDS Uniphase Corp. (a)	189	2,485
Juniper Networks, Inc. (a)	243	5,684
MetroPCS Communications, Inc. (a)	187	3,044
Motorola Mobility Holdings, Inc. (a)	244	5,461
Motorola Solutions, Inc. (a)	422	18,944
Qualcomm, Inc.	1,403	76,856
Sprint Nextel Corp. (a)	2,150	9,094
Tellabs, Inc.	191	791
Verizon Communications, Inc.	3,340	117,869

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Windstream Corp.	133	$1,624

		523,636

Textiles — 0.0%
Cintas Corp.	95	3,092

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	49	1,938
Mattel, Inc.	194	5,172

		7,110

Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	97	7,014
CSX Corp.	1,470	36,118
Expeditors International of Washington, Inc.	97	4,629
FedEx Corp.	253	21,981
Norfolk Southern Corp.	393	29,750
Ryder System, Inc.	98	5,519
Union Pacific Corp.	390	39,967
United Parcel Service, Inc. Class B	702	48,593

		193,571

TOTAL COMMON STOCK (Cost $9,943,893)		10,697,305

TOTAL EQUITIES (Cost $9,943,893)		10,697,305

TOTAL LONG-TERM INVESTMENTS (Cost $9,943,893)		10,697,305

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/29/11, 0.010%, due 8/01/11 (b)	$12,542	12,542

TOTAL SHORT-TERM INVESTMENTS (Cost $12,542)		12,542

TOTAL INVESTMENTS — 99.8% (Cost $9,956,435) (c)		10,709,847

Other Assets/(Liabilities) — 0.2%		22,270

NET ASSETS — 100.0%		$10,732,117

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $12,542. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $14,265.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Aerospace & Defense — 1.0%
The Boeing Co.	25,170	$1,773,730

Agriculture — 3.6%
Philip Morris International, Inc.	86,550	6,159,764

Auto Manufacturers — 2.7%
Ford Motor Co. (a)	387,280	4,728,689

Banks — 1.5%
State Street Corp.	62,210	2,579,849

Beverages — 2.2%
Dr. Pepper Snapple Group, Inc.	100,530	3,796,013

Biotechnology — 2.6%
Celgene Corp. (a)	67,850	4,023,505
Human Genome Sciences, Inc. (a)	25,430	534,284

		4,557,789

Chemicals — 1.9%
Praxair, Inc.	31,720	3,287,461

Commercial Services — 0.5%
Visa, Inc. Class A	10,460	894,748

Computers — 6.5%
Apple, Inc. (a)	26,880	10,496,102
Dell, Inc. (a)	53,290	865,430

		11,361,532

Diversified Financial — 10.5%
The Blackstone Group LP	118,700	1,971,607
CIT Group, Inc. (a)	152,940	6,077,836
Citigroup, Inc.	129,395	4,961,004
JP Morgan Chase & Co.	130,460	5,277,107

		18,287,554

Electric — 2.3%
The AES Corp. (a)	327,450	4,030,910

Electronics — 0.8%
Waters Corp. (a)	16,570	1,456,337

Engineering & Construction — 0.6%
KBR, Inc.	28,020	998,913

Foods — 3.7%
General Mills, Inc.	68,730	2,567,065
The J.M. Smucker Co.	17,180	1,338,666
Sara Lee Corp.	131,100	2,505,321

		6,411,052

Health Care – Services — 2.3%
WellPoint, Inc.	58,430	3,946,947

Insurance — 4.6%
Aflac, Inc.	34,060	1,568,804
Genworth Financial, Inc. Class A (a)	77,320	643,302

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	72,810	$2,147,167
The Progressive Corp.	181,080	3,563,654

		7,922,927

Internet — 7.6%
Check Point Software Technologies Ltd. (a)	32,150	1,853,447
eBay, Inc. (a)	194,160	6,358,740
Google, Inc. Class A (a)	8,320	5,022,701

		13,234,888

Lodging — 1.4%
Hyatt Hotels Corp. Class A (a)	62,680	2,431,357

Manufacturing — 2.5%
Tyco International Ltd.	96,270	4,263,798

Media — 2.9%
The McGraw-Hill Cos., Inc.	121,710	5,063,136

Mining — 0.2%
Glencore International PLC (a)	44,700	346,655

Oil & Gas — 10.7%
Chevron Corp.	81,160	8,442,263
Noble Energy, Inc.	35,570	3,545,618
Occidental Petroleum Corp.	67,550	6,632,059

		18,619,940

Pharmaceuticals — 8.4%
Abbott Laboratories	89,880	4,612,641
Allergan, Inc.	11,700	951,327
Bristol-Myers Squibb Co.	80,730	2,313,722
Hospira, Inc. (a)	27,310	1,396,087
Mead Johnson Nutrition Co.	49,640	3,542,807
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	37,120	1,731,277

		14,547,861

Pipelines — 2.1%
Enterprise Products Partners LP	39,130	1,627,417
Kinder Morgan, Inc. (a)	45,280	1,278,254
Plains All American Pipeline LP	10,940	680,249

		3,585,920

Retail — 3.9%
AutoZone, Inc. (a)	9,970	2,845,936
McDonald’s Corp.	14,270	1,234,070
The TJX Cos., Inc.	47,120	2,605,736

		6,685,742

Semiconductors — 1.4%
Marvell Technology Group Ltd. (a)	164,720	2,441,150

Software — 2.7%
Microsoft Corp.	141,120	3,866,688
Oracle Corp.	28,080	858,687

		4,725,375

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 4.7%
America Movil SAB de CV Series L ADR (Mexico)	151,840	$3,917,472
Qualcomm, Inc.	78,550	4,302,969

		8,220,441

Transportation — 4.2%
CSX Corp.	54,360	1,335,625
Norfolk Southern Corp.	10,840	820,588
United Parcel Service, Inc. Class B	75,030	5,193,577

		7,349,790

TOTAL COMMON STOCK (Cost $144,745,462)		173,710,268

TOTAL EQUITIES (Cost $144,745,462)		173,710,268

TOTAL LONG-TERM INVESTMENTS (Cost $144,745,462)		173,710,268

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/29/11, 0.010%, due 8/01/11 (b)	$117,727	117,727

TOTAL SHORT-TERM INVESTMENTS (Cost $117,727)		117,727

TOTAL INVESTMENTS — 100.1% (Cost $144,863,189) (c)		173,827,995

Other Assets/(Liabilities) — (0.1)%		(199,979)

NET ASSETS — 100.0%		$173,628,016

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $117,727. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $122,996.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Aerospace & Defense — 2.6%
Goodrich Corp.	72,190	$6,868,157
United Technologies Corp.	54,880	4,546,259

		11,414,416

Apparel — 1.3%
Nike, Inc. Class B	62,220	5,609,133

Automotive & Parts — 1.0%
Johnson Controls, Inc.	120,670	4,458,756

Banks — 1.0%
Standard Chartered PLC	85,421	2,171,754
Wells Fargo & Co.	73,200	2,045,208

		4,216,962

Beverages — 3.4%
Brown-Forman Corp. Class B	41,180	3,029,201
The Coca-Cola Co.	105,720	7,190,017
SABMiller PLC	127,200	4,747,047

		14,966,265

Biotechnology — 1.4%
Celgene Corp. (a)	59,039	3,501,013
Illumina, Inc. (a)	43,890	2,740,930

		6,241,943

Chemicals — 3.1%
Albemarle Corp.	36,210	2,410,862
Ecolab, Inc.	85,840	4,292,000
Praxair, Inc.	67,400	6,985,336

		13,688,198

Commercial Services — 0.9%
Visa, Inc. Class A	44,370	3,795,410

Computers — 7.7%
Apple, Inc. (a)	63,332	24,729,880
Cognizant Technology Solutions Corp. Class A (a)	56,090	3,919,008
International Business Machines Corp.	26,160	4,757,196

		33,406,084

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	65,860	5,557,267

Diversified Financial — 2.4%
American Express Co.	85,700	4,288,428
The Charles Schwab Corp.	117,480	1,753,976
IntercontinentalExchange, Inc. (a)	10,330	1,273,689
JP Morgan Chase & Co.	79,910	3,232,360

		10,548,453

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	122,110	5,994,380

	Number of Shares	Value
Electronics — 0.7%
Mettler-Toledo International, Inc. (a)	19,090	$2,955,323

Engineering & Construction — 1.2%
ABB Ltd. (a)	214,823	5,136,470

Foods — 2.5%
Nestle SA	105,843	6,733,116
Unilever NV	132,015	4,292,637

		11,025,753

Health Care – Products — 2.4%
Baxter International, Inc.	97,100	5,648,307
Stryker Corp.	85,880	4,666,719

		10,315,026

Health Care – Services — 1.7%
Thermo Fisher Scientific, Inc. (a)	120,890	7,264,280

Internet — 6.3%
Amazon.com, Inc. (a)	31,188	6,939,954
eBay, Inc. (a)	184,483	6,041,818
Google, Inc. Class A (a)	23,950	14,458,375

		27,440,147

Machinery – Construction & Mining — 3.9%
Caterpillar, Inc.	69,000	6,816,510
Joy Global, Inc.	75,750	7,114,440
Rio Tinto PLC	44,490	3,105,772

		17,036,722

Machinery – Diversified — 1.0%
Deere & Co.	53,180	4,175,162

Manufacturing — 2.9%
Danaher Corp.	129,480	6,358,763
Parker Hannifin Corp.	78,750	6,222,825

		12,581,588

Media — 1.5%
The Walt Disney Co.	163,730	6,323,253

Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc.	110,470	5,850,491

Oil & Gas — 6.4%
Apache Corp.	35,770	4,425,465
Chevron Corp.	67,360	7,006,787
ConocoPhillips	90,880	6,542,451
Occidental Petroleum Corp.	102,693	10,082,399

		28,057,102

Oil & Gas Services — 6.2%
Baker Hughes, Inc.	76,010	5,881,654
Halliburton Co.	146,230	8,003,168
National Oilwell Varco, Inc.	61,070	4,920,410
Schlumberger Ltd.	92,566	8,365,189

		27,170,421

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 7.1%
Allergan, Inc.	100,632	$8,182,388
Bristol-Myers Squibb Co.	194,460	5,573,224
Express Scripts, Inc. (a)	78,240	4,245,302
Novo Nordisk A/S Class B	59,356	7,268,101
Roche Holding AG	32,497	5,824,996

		31,094,011

Retail — 9.5%
Bed Bath & Beyond, Inc. (a)	30,100	1,760,549
Coach, Inc.	89,820	5,798,779
Costco Wholesale Corp.	92,320	7,224,040
McDonald’s Corp.	95,410	8,251,057
O’Reilly Automotive, Inc. (a)	78,470	4,668,965
Polo Ralph Lauren Corp.	34,151	4,612,775
Tiffany & Co.	43,620	3,471,716
The TJX Cos., Inc.	97,780	5,407,234

		41,195,115

Semiconductors — 1.4%
Broadcom Corp. Class A (a)	168,488	6,245,850

Software — 5.5%
Intuit, Inc. (a)	126,580	5,911,286
Oracle Corp.	373,700	11,427,746
VMware, Inc. Class A (a)	66,300	6,652,542

		23,991,574

Telecommunications — 7.4%
Corning, Inc.	322,690	5,133,998
Juniper Networks, Inc. (a)	221,880	5,189,773
NII Holdings, Inc. (a)	114,426	4,845,941
Qualcomm, Inc.	312,300	17,107,794

		32,277,506

Transportation — 3.0%
Union Pacific Corp.	77,990	7,992,415
United Parcel Service, Inc. Class B	74,810	5,178,348

		13,170,763

TOTAL COMMON STOCK (Cost $343,528,335)		433,203,824

TOTAL EQUITIES (Cost $343,528,335)		433,203,824

TOTAL LONG-TERM INVESTMENTS (Cost $343,528,335)		433,203,824

TOTAL INVESTMENTS — 99.4% (Cost $343,528,335) (b)		433,203,824

Other Assets/(Liabilities) — 0.6%		2,730,374

NET ASSETS — 100.0%		$435,934,198

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	11,700	$114,777
Lamar Advertising Co. Class A (a)	2,200	56,012
Omnicom Group, Inc.	11,600	544,272

		715,061

Aerospace & Defense — 2.4%
Alliant Techsystems, Inc.	5,700	371,811
BE Aerospace, Inc. (a)	2,600	103,480
The Boeing Co.	12,973	914,207
Goodrich Corp.	1,260	119,877
Lockheed Martin Corp.	13,930	1,054,919
Rockwell Collins, Inc.	1,580	87,042
Spirit AeroSystems Holdings, Inc. Class A (a)	700	14,343
TransDigm Group, Inc. (a)	1,400	126,098
United Technologies Corp.	33,770	2,797,507

		5,589,284

Agriculture — 3.0%
Altria Group, Inc.	48,957	1,287,569
Bunge Ltd.	1,100	75,691
Philip Morris International, Inc.	74,849	5,327,004
Reynolds American, Inc.	6,321	222,499

		6,912,763

Airlines — 0.2%
AMR Corp. (a)	6,600	27,984
Copa Holdings SA Class A	3,638	238,689
Delta Air Lines, Inc. (a)	12,300	97,047
Southwest Airlines Co.	9,400	93,624

		457,344

Apparel — 0.3%
Deckers Outdoor Corp. (a)	900	89,325
Nike, Inc. Class B	8,050	725,707

		815,032

Auto Manufacturers — 0.7%
Ford Motor Co. (a)	88,034	1,074,895
Navistar International Corp. (a)	1,600	82,096
Paccar, Inc.	12,128	519,200

		1,676,191

Automotive & Parts — 0.3%
BorgWarner, Inc. (a)	2,140	170,387
The Goodyear Tire & Rubber Co. (a)	12,500	202,125
Johnson Controls, Inc.	1,878	69,392
Visteon Corp/New (a)	2,000	125,400
WABCO Holdings, Inc. (a)	1,600	100,880

		668,184

	Number of Shares	Value
Banks — 0.1%
Wells Fargo & Co.	12,151	$339,499

Beverages — 3.8%
Brown-Forman Corp. Class B	1,825	134,247
The Coca-Cola Co.	68,268	4,642,907
Coca-Cola Enterprises, Inc.	17,800	500,358
Dr. Pepper Snapple Group, Inc.	12,400	468,224
Green Mountain Coffee Roasters, Inc. (a)	300	31,185
Hansen Natural Corp. (a)	1,500	114,930
PepsiCo, Inc.	48,623	3,113,817

		9,005,668

Biotechnology — 1.1%
Alexion Pharmaceuticals, Inc. (a)	2,000	113,600
Biogen Idec, Inc. (a)	7,945	809,357
Celgene Corp. (a)	7,361	436,507
Charles River Laboratories International, Inc. (a)	4,700	185,885
Dendreon Corp. (a)	200	7,380
Human Genome Sciences, Inc. (a)	200	4,202
Illumina, Inc. (a)	4,800	299,760
Life Technologies Corp. (a)	545	24,542
Myriad Genetics, Inc. (a)	27,800	591,306
Vertex Pharmaceuticals, Inc. (a)	1,100	57,046

		2,529,585

Building Materials — 0.1%
Armstrong World Industries, Inc.	3,300	130,350
Lennox International, Inc.	210	7,766
Martin Marietta Materials, Inc.	400	30,248
Masco Corp.	5,200	54,860

		223,224

Chemicals — 4.2%
Air Products & Chemicals, Inc.	6,730	597,153
Airgas, Inc.	400	27,480
Albemarle Corp.	3,700	246,346
Celanese Corp. Series A	4,690	258,560
CF Industries Holdings, Inc.	3,350	520,322
Eastman Chemical Co.	4,000	386,360
Ecolab, Inc.	5,703	285,150
E.I. du Pont de Nemours & Co.	31,400	1,614,588
FMC Corp.	1,600	140,112
Huntsman Corp.	16,225	309,897
International Flavors & Fragrances, Inc.	700	42,819
The Lubrizol Corp.	2,200	296,120
LyondellBasell Industries NV Class A	6,900	272,274
Monsanto Co.	18,560	1,363,789
The Mosaic Co.	10,900	770,848
PPG Industries, Inc.	7,171	603,798
Praxair, Inc.	4,100	424,924

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rockwood Holdings, Inc. (a)	5,500	$332,585
The Sherwin-Williams Co.	1,490	114,983
Sigma-Aldrich Corp.	3,870	259,677
Solutia, Inc. (a)	13,100	280,864
The Valspar Corp.	1,200	39,444
W.R. Grace & Co. (a)	2,200	110,968
Westlake Chemical Corp.	9,508	492,039

		9,791,100

Coal — 0.6%
Alpha Natural Resources, Inc. (a)	7,476	319,300
Arch Coal, Inc.	3,700	94,720
CONSOL Energy, Inc.	6,800	364,480
Peabody Energy Corp.	6,437	369,934
Walter Energy, Inc.	3,000	367,710

		1,516,144

Commercial Services — 3.8%
Aaron’s, Inc.	10,969	276,528
Alliance Data Systems Corp. (a)	4,300	422,862
Apollo Group, Inc. Class A (a)	8,358	424,837
Automatic Data Processing, Inc.	18,380	946,386
Booz Allen Hamilton Holding Corp. (a)	7,211	131,168
DeVry, Inc.	1,500	93,210
Equifax, Inc.	2,200	75,592
Gartner, Inc. (a)	2,800	103,348
Genpact Ltd. (a)	200	3,300
Global Payments, Inc.	8,850	419,579
Green Dot Corp. Class A (a)	2,360	76,535
H&R Block, Inc.	27,595	412,821
Hertz Global Holdings, Inc. (a)	8,400	118,188
Iron Mountain, Inc.	2,100	66,423
ITT Educational Services, Inc. (a)	7,000	599,690
KAR Auction Services, Inc. (a)	200	3,556
Lender Processing Services, Inc.	10,200	192,066
MasterCard, Inc. Class A	2,724	826,053
McKesson Corp.	11,200	908,544
Moody’s Corp.	9,000	320,490
Paychex, Inc.	8,011	226,151
Pharmaceutical Product Development, Inc.	4,100	118,203
Robert Half International, Inc.	500	13,690
SAIC, Inc. (a)	14,300	229,229
Towers Watson & Co. Class A	6,800	415,820
Verisk Analytics, Inc. Class A (a)	2,500	83,250
Visa, Inc. Class A	4,959	424,193
VistaPrint NV (a)	1,000	26,700
Weight Watchers International, Inc.	4,800	370,512
Western Union Co.	31,220	605,980

		8,934,904

Computers — 12.6%
Accenture PLC Class A	32,733	1,935,830

	Number of Shares	Value
Apple, Inc. (a)	34,667	$13,536,770
Cadence Design Systems, Inc. (a)	39,400	407,002
Cognizant Technology Solutions Corp. Class A (a)	4,900	342,363
Dell, Inc. (a)	62,200	1,010,128
DST Systems, Inc.	4,541	232,454
EMC Corp. (a)	69,766	1,819,497
Fortinet, Inc. (a)	6,100	123,952
IHS, Inc. Class A (a)	1,000	73,690
International Business Machines Corp.	49,270	8,959,749
MICROS Systems, Inc. (a)	3,400	166,498
NCR Corp. (a)	6,260	124,887
NetApp, Inc. (a)	13,360	634,867
Synopsys, Inc. (a)	1,800	43,146
Teradata Corp. (a)	3,879	213,190

		29,624,023

Cosmetics & Personal Care — 0.6%
Avon Products, Inc.	10,500	275,415
Colgate-Palmolive Co.	7,864	663,564
The Estee Lauder Cos., Inc. Class A	2,000	209,820
The Procter & Gamble Co.	3,557	218,720

		1,367,519

Distribution & Wholesale — 0.2%
Fastenal Co.	1,500	50,475
Fossil, Inc. (a)	800	100,536
Genuine Parts Co.	1,700	90,372
LKQ Corp. (a)	100	2,457
W.W. Grainger, Inc.	1,080	160,240
WESCO International, Inc. (a)	870	44,100

		448,180

Diversified Financial — 2.1%
Affiliated Managers Group, Inc. (a)	1,300	135,629
American Express Co.	28,357	1,418,984
BlackRock, Inc.	1,800	321,228
CBOE Holdings, Inc.	3,200	73,728
The Charles Schwab Corp.	25,800	385,194
Discover Financial Services	13,400	343,174
Eaton Vance Corp.	3,500	93,870
Federated Investors, Inc. Class B	5,631	120,335
Franklin Resources, Inc.	5,970	757,951
Greenhill & Co., Inc.	400	17,616
IntercontinentalExchange, Inc. (a)	1,891	233,160
Lazard Ltd. Class A	2,600	87,360
The NASDAQ OMX Group, Inc. (a)	11,500	276,805
NYSE Euronext	3,300	110,418
T. Rowe Price Group, Inc.	6,000	340,800
TD Ameritrade Holding Corp.	6,760	124,114
Waddell & Reed Financial, Inc. Class A	4,900	179,830

		5,020,196

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electric — 0.0%
ITC Holdings Corp.	700	$49,182

Electrical Components & Equipment — 0.6%
AMETEK, Inc.	6,150	261,375
Emerson Electric Co.	21,500	1,055,435
General Cable Corp. (a)	500	19,885

		1,336,695

Electronics — 0.9%
Agilent Technologies, Inc. (a)	14,744	621,607
Amphenol Corp. Class A	3,040	148,626
Arrow Electronics, Inc. (a)	7,455	259,061
Dolby Laboratories, Inc. Class A (a)	2,030	85,991
FLIR Systems, Inc.	2,300	63,158
Garmin Ltd.	3,740	122,036
Gentex Corp.	2,460	69,716
Jabil Circuit, Inc.	19,492	356,899
Mettler-Toledo International, Inc. (a)	730	113,011
National Instruments Corp.	700	18,088
Thomas & Betts Corp. (a)	1,600	78,048
Trimble Navigation Ltd. (a)	110	3,914
Waters Corp. (a)	2,790	245,213

		2,185,368

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	320	37,834

Engineering & Construction — 0.8%
Aecom Technology Corp. (a)	3,900	96,486
Chicago Bridge & Iron Co. NV	3,600	148,500
Fluor Corp.	9,100	578,123
KBR, Inc.	21,490	766,118
McDermott International, Inc. (a)	8,470	170,840

		1,760,067

Entertainment — 0.1%
International Game Technology	6,300	117,117

Environmental Controls — 0.1%
Nalco Holding Co.	800	28,280
Stericycle, Inc. (a)	530	43,524
Waste Connections, Inc.	1,800	58,032

		129,836

Foods — 1.5%
Campbell Soup Co.	8,100	267,705
ConAgra Foods, Inc.	3,400	87,074
Corn Products International, Inc.	3,400	173,026
Flowers Foods, Inc.	5,500	120,560
General Mills, Inc.	7,101	265,222
H.J. Heinz Co.	6,583	346,529
The Hershey Co.	3,300	186,252
Hormel Foods Corp.	6,781	196,446
Kellogg Co.	3,515	196,067
The Kroger Co.	23,560	585,937
McCormick & Co., Inc.	2,200	107,030

	Number of Shares	Value
Sara Lee Corp.	20,600	$393,666
Sysco Corp.	7,800	238,602
Whole Foods Market, Inc.	4,300	286,810

		3,450,926

Forest Products & Paper — 0.3%
International Paper Co.	12,100	359,370
Rayonier, Inc.	2,910	187,549
Rock-Tenn Co. Class A	2,600	159,796
Temple-Inland, Inc.	300	9,006

		715,721

Hand & Machine Tools — 0.1%
Kennametal, Inc.	3,188	125,703
Lincoln Electric Holdings, Inc.	5,800	198,476

		324,179

Health Care – Products — 3.5%
Baxter International, Inc.	23,046	1,340,586
Becton, Dickinson & Co.	9,370	783,426
C.R. Bard, Inc.	3,511	346,465
CareFusion Corp. (a)	8,300	219,037
The Cooper Cos., Inc.	800	61,192
Covidien PLC	11,209	569,305
Edwards Lifesciences Corp. (a)	1,240	88,474
Gen-Probe, Inc. (a)	1,900	115,045
Henry Schein, Inc. (a)	600	39,876
Hill-Rom Holdings, Inc.	5,500	205,095
IDEXX Laboratories, Inc. (a)	1,500	124,410
Intuitive Surgical, Inc. (a)	276	110,552
Johnson & Johnson	21,308	1,380,545
Kinetic Concepts, Inc. (a)	4,702	314,752
Medtronic, Inc.	28,790	1,037,879
ResMed, Inc. (a)	1,900	57,551
St. Jude Medical, Inc.	8,940	415,710
Stryker Corp.	12,500	679,250
Techne Corp.	2,640	200,086
Thoratec Corp. (a)	1,700	57,273
Varian Medical Systems, Inc. (a)	2,200	138,072

		8,284,581

Health Care – Services — 1.0%
AMERIGROUP Corp. (a)	6,600	363,000
Covance, Inc. (a)	1,900	108,775
DaVita, Inc. (a)	3,300	275,682
HCA Holdings, Inc. (a)	2,800	74,704
Health Management Associates, Inc. Class A (a)	33,200	315,400
Laboratory Corporation of America Holdings (a)	3,410	309,492
Lincare Holdings, Inc.	8,175	209,198
MEDNAX, Inc. (a)	970	66,115
Quest Diagnostics, Inc.	4,600	248,446
Tenet Healthcare Corp. (a)	32,526	180,845

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Services, Inc. Class B	2,700	$134,028

		2,285,685

Home Furnishing — 0.2%
Harman International Industries, Inc.	4,106	170,810
Tempur-Pedic International, Inc. (a)	3,000	216,030

		386,840

Household Products — 0.5%
Avery Dennison Corp.	1,100	34,705
Church & Dwight Co., Inc.	4,479	180,683
The Clorox Co.	280	20,045
Kimberly-Clark Corp.	8,567	559,939
The Scotts Miracle-Gro Co. Class A	2,248	113,434
Tupperware Brands Corp.	3,000	187,470

		1,096,276

Housewares — 0.1%
The Toro Co.	2,140	115,196

Insurance — 0.2%
Erie Indemnity Co. Class A	2,590	190,883
Validus Holdings Ltd.	6,700	178,153

		369,036

Internet — 3.9%
Akamai Technologies, Inc. (a)	900	21,798
Amazon.com, Inc. (a)	4,471	994,887
eBay, Inc. (a)	18,854	617,468
Expedia, Inc.	10,133	321,115
F5 Networks, Inc. (a)	2,400	224,352
Google, Inc. Class A (a)	7,924	4,783,639
Netflix, Inc. (a)	1,521	404,571
Priceline.com, Inc. (a)	1,693	910,241
Rackspace Hosting, Inc. (a)	800	32,000
Symantec Corp. (a)	30,277	577,080
TIBCO Software, Inc. (a)	5,900	153,636
VeriSign, Inc.	3,010	93,942
WebMD Health Corp. (a)	1,311	46,213

		9,180,942

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	1,700	98,923
Carpenter Technology Corp.	600	34,464
Cliffs Natural Resources, Inc.	6,140	551,495
Reliance Steel & Aluminum Co.	400	18,804
Schnitzer Steel Industries, Inc. Class A	300	15,237
Steel Dynamics, Inc.	5,000	78,100

		797,023

Leisure Time — 0.3%
Harley-Davidson, Inc.	7,400	321,086
Polaris Industries, Inc.	3,100	367,505
Royal Caribbean Cruises Ltd. (a)	2,800	85,736

		774,327

	Number of Shares	Value
Lodging — 0.5%
Choice Hotels International, Inc.	100	$3,049
Hyatt Hotels Corp. Class A (a)	1,638	63,538
Las Vegas Sands Corp. (a)	4,400	207,592
Marriott International, Inc. Class A	4,067	132,178
MGM Resorts International (a)	400	6,044
Starwood Hotels & Resorts Worldwide, Inc.	1,800	98,928
Wynn Resorts Ltd.	3,600	553,248

		1,064,577

Machinery – Construction & Mining — 1.4%
Caterpillar, Inc.	25,362	2,505,512
Ingersoll-Rand PLC	6,200	232,004
Joy Global, Inc.	5,100	478,992

		3,216,508

Machinery – Diversified — 1.2%
Cummins, Inc.	6,985	732,587
Deere & Co.	6,953	545,880
Eaton Corp.	4,500	215,775
Flowserve Corp.	40	3,975
Gardner Denver, Inc.	2,100	179,109
Graco, Inc.	1,200	52,716
IDEX Corp.	2,550	105,774
The Manitowoc Co., Inc.	1,000	13,990
Nordson Corp.	2,100	107,163
Rockwell Automation, Inc.	4,514	323,925
Roper Industries, Inc.	3,450	281,623
Wabtec Corp.	3,100	200,012
Zebra Technologies Corp. Class A (a)	1,050	42,000

		2,804,529

Manufacturing — 2.9%
3M Co.	17,636	1,536,801
Carlisle Cos., Inc.	100	4,323
Cooper Industries PLC	6,400	334,784
Danaher Corp.	19,420	953,716
Donaldson Co., Inc.	1,400	77,532
Dover Corp.	6,480	391,846
Harsco Corp.	6,400	175,424
Honeywell International, Inc.	33,660	1,787,346
Illinois Tool Works, Inc.	12,743	634,601
Leggett & Platt, Inc.	2,300	49,910
Pall Corp.	5,215	258,560
Parker Hannifin Corp.	5,100	403,002
Polypore International, Inc. (a)	400	27,200
SPX Corp.	400	30,096
Textron, Inc.	7,698	178,055

		6,843,196

Media — 3.2%
AMC Networks, Inc. (a)	924	34,363
Cablevision Systems Corp. Class A	8,000	194,880
CBS Corp. Class B	12,100	331,177

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Charter Communications, Inc. Class A (a)	1,200	$64,800
Comcast Corp. Class A	42,700	1,025,654
DIRECTV Class A (a)	31,000	1,571,080
Discovery Communications, Inc. Series A (a)	5,500	218,900
DISH Network Corp. Class A (a)	9,893	293,130
FactSet Research Systems, Inc.	1,200	110,508
John Wiley & Sons, Inc. Class A	3,600	180,216
Liberty Global, Inc. Class A (a)	10,300	430,540
The McGraw-Hill Cos., Inc.	9,470	393,952
Scripps Networks Interactive Class A	3,100	143,654
Sirius XM Radio, Inc. (a)	118,900	250,879
Thomson Reuters Corp.	2,400	82,632
Time Warner Cable, Inc.	14,033	1,028,759
Viacom, Inc. Class B	24,100	1,166,922

		7,522,046

Metal Fabricate & Hardware — 0.4%
Precision Castparts Corp.	4,400	710,072
The Timken Co.	2,800	122,276
Valmont Industries, Inc.	400	38,940

		871,288

Mining — 1.1%
Compass Minerals International, Inc.	1,800	141,732
Freeport-McMoRan Copper & Gold, Inc.	44,100	2,335,536
Southern Copper Corp.	2,900	99,064
Titanium Metals Corp.	100	1,779

		2,578,111

Oil & Gas — 6.8%
Anadarko Petroleum Corp.	2,100	173,376
Apache Corp.	3,677	454,918
Atwood Oceanics, Inc. (a)	1,300	60,710
Brigham Exploration Co. (a)	3,000	95,400
Cabot Oil & Gas Corp.	1,146	84,896
Chevron Corp.	7,231	752,169
Cimarex Energy Co.	800	70,496
Concho Resources, Inc. (a)	100	9,358
Denbury Resources, Inc. (a)	6,500	125,580
Diamond Offshore Drilling, Inc.	4,565	309,644
EOG Resources, Inc.	100	10,200
EQT Corp.	1,100	69,828
EXCO Resources, Inc.	11,108	176,728
Exxon Mobil Corp.	139,790	11,153,844
Forest Oil Corp. (a)	2,400	62,400
Helmerich & Payne, Inc.	2,200	151,910
Murphy Oil Corp.	3,817	245,128
Newfield Exploration Co. (a)	1,827	123,176
Noble Energy, Inc.	1,000	99,680
Occidental Petroleum Corp.	9,727	954,997
Patterson-UTI Energy, Inc.	5,600	182,168

	Number of Shares	Value
Petrohawk Energy Corp. (a)	200	$7,638
Pioneer Natural Resources Co.	1,200	111,588
QEP Resources, Inc.	1,900	83,277
Quicksilver Resources, Inc. (a)	400	5,660
Rowan Companies, Inc. (a)	600	23,502
SM Energy Co.	700	52,745
Southwestern Energy Co. (a)	2,000	89,120
Ultra Petroleum Corp. (a)	400	18,728
Whiting Petroleum Corp. (a)	2,100	123,060

		15,881,924

Oil & Gas Services — 2.7%
Baker Hughes, Inc.	5,000	386,900
Cameron International Corp. (a)	1,280	71,603
Core Laboratories NV	600	65,208
Dresser-Rand Group, Inc. (a)	2,670	142,631
FMC Technologies, Inc. (a)	200	9,120
Halliburton Co.	30,217	1,653,777
HollyFrontier Corp.	8,972	676,399
Oceaneering International, Inc.	4,000	172,800
Oil States International, Inc. (a)	1,400	112,980
RPC, Inc.	3,700	87,394
Schlumberger Ltd.	32,160	2,906,299
Superior Energy Services, Inc. (a)	3,500	145,215

		6,430,326

Packaging & Containers — 0.3%
Ball Corp.	8,000	310,400
Crown Holdings, Inc. (a)	4,100	157,481
Packaging Corporation of America	8,400	224,028
Silgan Holdings, Inc.	1,500	58,170

		750,079

Pharmaceuticals — 3.8%
Abbott Laboratories	53,920	2,767,174
Allergan, Inc.	4,240	344,754
AmerisourceBergen Corp.	11,000	421,410
BioMarin Pharmaceutical, Inc. (a)	100	3,123
Cardinal Health, Inc.	6,200	271,312
Catalyst Health Solutions, Inc. (a)	2,000	131,060
DENTSPLY International, Inc.	1,550	58,730
Eli Lilly & Co.	16,220	621,226
Endo Pharmaceuticals Holdings, Inc. (a)	9,700	361,325
Express Scripts, Inc. (a)	10,876	590,132
Gilead Sciences, Inc. (a)	21,807	923,745
Herbalife Ltd.	4,280	238,482
Hospira, Inc. (a)	670	34,250
Mead Johnson Nutrition Co.	900	64,233
Medco Health Solutions, Inc. (a)	13,713	862,273
Mylan, Inc. (a)	11,621	264,726
Patterson Cos., Inc.	3,100	95,604
Perrigo Co.	500	45,155
Sirona Dental Systems, Inc. (a)	1,700	85,986

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SXC Health Solutions Corp. (a)	2,300	$145,199
United Therapeutics Corp. (a)	2,600	149,188
Warner Chilcott PLC Class A	4,200	88,284
Watson Pharmaceuticals, Inc. (a)	5,100	342,363

		8,909,734

Pipelines — 0.2%
El Paso Corp.	18,500	380,175
Kinder Morgan, Inc. (a)	5,087	143,606

		523,781

Real Estate — 0.1%
CB Richard Ellis Group, Inc. Class A (a)	7,900	172,220
Jones Lang LaSalle, Inc.	1,300	110,656

		282,876

Real Estate Investment Trusts (REITS) — 1.2%
Apartment Investment & Management Co. Class A	1,400	38,220
Boston Properties, Inc.	2,750	295,240
Digital Realty Trust, Inc.	1,700	104,057
Equity Residential	500	30,910
Essex Property Trust, Inc.	400	56,144
Federal Realty Investment Trust	400	34,936
The Macerich Co.	667	35,438
Plum Creek Timber Co., Inc.	1,300	49,686
Public Storage	4,300	514,409
Simon Property Group, Inc.	8,289	998,907
UDR, Inc.	400	10,524
Ventas, Inc.	3,788	205,045
Vornado Realty Trust	2,000	187,100
Weyerhaeuser Co.	8,000	159,920

		2,720,536

Retail — 8.4%
Abercrombie & Fitch Co. Class A	3,400	248,608
Advance Auto Parts, Inc.	3,040	167,109
AutoNation, Inc. (a)	500	18,805
AutoZone, Inc. (a)	1,782	508,672
Bed Bath & Beyond, Inc. (a)	11,100	649,239
Big Lots, Inc. (a)	900	31,347
BJ’s Wholesale Club, Inc. (a)	2,911	146,569
Brinker International, Inc.	19,800	475,596
CarMax, Inc. (a)	500	15,985
Chico’s FAS, Inc.	12,021	181,397
Chipotle Mexican Grill, Inc. (a)	391	126,911
Coach, Inc.	8,000	516,480
Copart, Inc. (a)	500	21,725
Costco Wholesale Corp.	16,809	1,315,304
Darden Restaurants, Inc.	3,978	202,082
Dick’s Sporting Goods, Inc. (a)	4,800	177,600
Dollar General Corp. (a)	1,300	40,898
Dollar Tree, Inc. (a)	4,120	272,868
DSW, Inc. Class A (a)	1,900	100,662

	Number of Shares	Value
Family Dollar Stores, Inc.	2,553	$135,590
Guess?, Inc.	7,000	266,840
Hanesbrands, Inc. (a)	2,200	67,122
The Home Depot, Inc.	33,200	1,159,676
Kohl’s Corp.	10,000	547,100
Limited Brands, Inc.	14,399	545,146
Macy’s, Inc.	13,800	398,406
McDonald’s Corp.	27,987	2,420,316
MSC Industrial Direct Co., Inc. Class A	1,300	80,314
Nordstrom, Inc.	4,900	245,784
O’Reilly Automotive, Inc. (a)	4,100	243,950
Panera Bread Co. Class A (a)	1,287	148,404
PetSmart, Inc.	5,400	232,308
Polo Ralph Lauren Corp.	460	62,132
PVH Corp.	320	22,896
Ross Stores, Inc.	2,490	188,667
Sally Beauty Holdings, Inc. (a)	5,000	86,000
Starbucks Corp.	8,993	360,529
Target Corp.	3,356	172,801
Tiffany & Co.	2,522	200,726
The TJX Cos., Inc.	11,560	639,268
Tractor Supply Co.	1,200	79,104
Ulta Salon Cosmetics & Fragrance, Inc. (a)	400	25,212
Urban Outfitters, Inc. (a)	1,000	32,540
Wal-Mart Stores, Inc.	60,182	3,172,193
Walgreen Co.	48,300	1,885,632
Williams-Sonoma, Inc.	3,700	136,974
Yum! Brands, Inc.	15,226	804,237

		19,577,724

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	720	5,940

Semiconductors — 2.7%
Advanced Micro Devices, Inc. (a)	14,500	106,430
Altera Corp.	14,100	576,408
Analog Devices, Inc.	15,665	538,876
Applied Materials, Inc.	18,900	232,848
Atmel Corp. (a)	15,200	183,920
Avago Technologies Ltd.	6,400	215,232
Broadcom Corp. Class A (a)	8,100	300,267
Cypress Semiconductor Corp. (a)	7,100	146,118
Freescale Semiconductor Holdings I Ltd. (a)	8,638	141,059
Intersil Corp. Class A	800	9,640
KLA-Tencor Corp.	9,800	390,236
Lam Research Corp. (a)	7,600	310,688
Linear Technology Corp.	5,752	168,534
LSI Corp. (a)	23,425	172,408
Maxim Integrated Products, Inc.	13,600	312,256
MEMC Electronic Materials, Inc. (a)	1,200	8,904
Microchip Technology, Inc.	7,054	238,072

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
National Semiconductor Corp.	1,210	$29,911
NVIDIA Corp. (a)	29,100	402,453
ON Semiconductor Corp. (a)	35,100	305,019
PMC-Sierra, Inc. (a)	11,800	82,482
QLogic Corp. (a)	4,901	74,348
Rovi Corp. (a)	2,800	148,316
Silicon Laboratories, Inc. (a)	400	14,164
Skyworks Solutions, Inc. (a)	4,800	121,488
Texas Instruments, Inc.	24,966	742,738
Varian Semiconductor Equipment Associates, Inc. (a)	1,000	60,740
Xilinx, Inc.	10,076	323,440

		6,356,995

Software — 6.8%
Adobe Systems, Inc. (a)	20,050	555,786
Allscripts Healthcare Solutions, Inc. (a)	300	5,445
ANSYS, Inc. (a)	2,000	101,200
Autodesk, Inc. (a)	7,950	273,480
BMC Software, Inc. (a)	9,176	396,587
Broadridge Financial Solutions, Inc.	3,560	82,094
Cerner Corp. (a)	3,000	199,470
Citrix Systems, Inc. (a)	4,751	342,262
Compuware Corp. (a)	3,500	33,810
Dun & Bradstreet Corp.	2,555	185,365
Electronic Arts, Inc. (a)	4,900	109,025
Fiserv, Inc. (a)	4,050	244,458
Informatica Corp. (a)	1,700	86,921
Intuit, Inc. (a)	11,460	535,182
Microsoft Corp.	273,627	7,497,380
MSCI, Inc. Class A (a)	1,200	42,588
Nuance Communications, Inc. (a)	4,600	92,046
Oracle Corp.	147,300	4,504,434
Red Hat, Inc. (a)	2,800	117,824
Salesforce.com, Inc. (a)	110	15,918
SEI Investments Co.	5,100	100,878
Solera Holdings, Inc.	2,800	156,464
VeriFone Systems, Inc. (a)	2,700	106,299
VMware, Inc. Class A (a)	1,900	190,646

		15,975,562

Telecommunications — 2.9%
American Tower Corp. Class A (a)	615	32,306
Ciena Corp. (a)	200	3,092
Crown Castle International Corp. (a)	1,200	52,080
Harris Corp.	4,070	162,271
JDS Uniphase Corp. (a)	4,800	63,120
Juniper Networks, Inc. (a)	12,320	288,165
MetroPCS Communications, Inc. (a)	21,400	348,392
NeuStar, Inc. Class A (a)	2,200	57,288
NII Holdings, Inc. (a)	3,600	152,460
Polycom, Inc. (a)	4,500	121,635
Qualcomm, Inc.	59,553	3,262,313

	Number of Shares	Value
SBA Communications Corp. Class A (a)	1,470	$56,110
tw telecom, Inc. (a)	3,800	75,050
Verizon Communications, Inc.	42,400	1,496,296
Virgin Media, Inc.	18,100	478,926
Windstream Corp.	7,170	87,546

		6,737,050

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	1,970	77,933
Mattel, Inc.	6,000	159,960

		237,893

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	2,400	173,544
Con-way, Inc.	200	7,324
CSX Corp.	48,300	1,186,731
Expeditors International of Washington, Inc.	5,900	281,548
FedEx Corp.	500	43,440
J.B. Hunt Transport Services, Inc.	2,800	126,672
Kansas City Southern (a)	1,500	89,025
Kirby Corp. (a)	1,340	78,149
Landstar System, Inc.	560	25,116
Union Pacific Corp.	2,380	243,902
United Continental Holdings, Inc. (a)	20,255	367,021
United Parcel Service, Inc. Class B	19,669	1,361,488

		3,983,960

Water — 0.0%
Aqua America, Inc.	3,400	71,910

TOTAL COMMON STOCK (Cost $206,997,979)		232,377,277

TOTAL EQUITIES (Cost $206,997,979)		232,377,277

MUTUAL FUNDS — 0.8%
Diversified Financial — 0.8%
iShares Russell 1000 Growth Index Fund	31,900	1,916,552

TOTAL MUTUAL FUNDS (Cost $1,980,634)		1,916,552

TOTAL LONG-TERM INVESTMENTS (Cost $208,978,613)		234,293,829

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 07/29/11, 0.010%, due 8/01/11 (b)	$184,424	$184,424

TOTAL SHORT-TERM INVESTMENTS (Cost $184,424)		184,424

TOTAL INVESTMENTS — 100.1% (Cost $209,163,037) (c)		234,478,253

Other Assets/(Liabilities) — (0.1)%		(204,849)

NET ASSETS — 100.0%		$234,273,404

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $184,424. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $190,351.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 79.1%

COMMON STOCK — 79.1%
Automotive & Parts — 3.1%
Lear Corp.	7,070	$346,430
WABCO Holdings, Inc. (a)	6,180	389,649

		736,079

Banks — 5.0%
Associated Banc-Corp.	4,420	60,333
Comerica, Inc.	8,850	283,466
Fifth Third Bancorp	22,110	279,692
M&T Bank Corp.	2,660	229,398
TCF Financial Corp.	19,460	247,531
Zions Bancorp	4,420	96,798

		1,197,218

Beverages — 0.8%
Molson Coors Brewing Co. Class B	4,420	199,121

Chemicals — 2.9%
Celanese Corp. Series A	7,070	389,769
The Mosaic Co.	4,420	312,582

		702,351

Commercial Services — 2.4%
AerCap Holdings NV (a)	13,270	163,487
Coinstar, Inc. (a)	4,620	225,733
TeleTech Holdings, Inc. (a)	8,848	175,102

		564,322

Computers — 0.6%
Seagate Technology PLC	10,620	147,512

Diversified Financial — 3.0%
Affiliated Managers Group, Inc. (a)	2,212	230,778
CIT Group, Inc. (a)	7,070	280,962
Invesco Ltd.	8,850	196,293

		708,033

Electric — 6.7%
Cleco Corp.	9,262	321,577
CMS Energy Corp.	17,693	338,644
Constellation Energy Group, Inc.	5,280	205,022
GenOn Energy, Inc. (a)	17,990	69,981
NV Energy, Inc.	13,270	196,927
Pepco Holdings, Inc.	11,500	214,820
SCANA Corp.	6,670	261,397

		1,608,368

Electrical Components & Equipment — 2.2%
Energizer Holdings, Inc. (a)	3,100	249,984
General Cable Corp. (a)	7,070	281,174

		531,158

Electronics — 1.4%
Arrow Electronics, Inc. (a)	2,660	92,435

	Number of Shares	Value
Jabil Circuit, Inc.	10,620	$194,452
Kemet Corp. (a)	4,330	52,826

		339,713

Entertainment — 1.4%
Bally Technologies, Inc. (a)	3,540	139,582
Pinnacle Entertainment, Inc. (a)	13,188	190,303

		329,885

Foods — 3.2%
Adecoagro SA (a)	15,920	180,692
Chiquita Brands International, Inc. (a)	4,420	52,333
ConAgra Foods, Inc.	8,850	226,648
The Kroger Co.	5,310	132,060
Sara Lee Corp.	8,850	169,123

		760,856

Forest Products & Paper — 1.7%
Rock-Tenn Co. Class A	6,630	407,480

Gas — 1.1%
AGL Resources, Inc.	6,190	252,552

Hand & Machine Tools — 0.8%
Stanley Black & Decker, Inc.	3,090	203,229

Health Care – Services — 5.8%
Aetna, Inc.	4,420	183,386
DaVita, Inc. (a)	2,660	222,216
Humana, Inc.	4,420	329,644
Quest Diagnostics, Inc.	4,420	238,724
Universal Health Services, Inc. Class B	8,190	406,552

		1,380,522

Household Products — 0.9%
Church & Dwight Co., Inc.	5,310	214,205

Housewares — 1.3%
Newell Rubbermaid, Inc.	19,460	302,019

Insurance — 5.0%
ACE Ltd.	4,413	295,583
Aon Corp.	4,420	212,690
Everest Re Group Ltd.	3,540	290,705
Reinsurance Group of America, Inc. Class A	3,570	207,810
Unum Group	8,010	195,364

		1,202,152

Internet — 0.5%
VeriSign, Inc.	3,540	110,483

Iron & Steel — 0.8%
Allegheny Technologies, Inc.	3,100	180,389

Machinery – Construction & Mining — 1.4%
Ingersoll-Rand PLC	8,850	331,167

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 1.4%
AGCO Corp. (a)	7,070	$335,259

Manufacturing — 1.2%
Cooper Industries PLC	5,310	277,766

Media — 1.4%
Cablevision Systems Corp. Class A	13,260	323,014

Oil & Gas — 8.0%
Bill Barrett Corp. (a)	5,090	253,278
Cimarex Energy Co.	2,220	195,626
Ensco PLC Sponsored ADR (United Kingdom)	5,750	306,188
EQT Corp.	2,660	168,857
Nabors Industries Ltd. (a)	10,620	280,474
Noble Energy, Inc.	2,660	265,149
Plains Exploration & Production Co. (a)	2,660	103,767
Whiting Petroleum Corp. (a)	5,570	326,402

		1,899,741

Oil & Gas Services — 1.1%
C&J Energy Services, Inc. (a)	810	24,705
Tidewater, Inc.	4,420	240,183

		264,888

Pharmaceuticals — 2.2%
Hospira, Inc. (a)	3,990	203,969
Impax Laboratories, Inc. (a)	5,310	112,466
Mylan, Inc. (a)	8,850	201,603

		518,038

Real Estate Investment Trusts (REITS) — 2.3%
BioMed Realty Trust, Inc.	13,266	260,279
ProLogis, Inc.	7,966	283,828

		544,107

Retail — 1.3%
The Children’s Place Retail Store, Inc. (a)	2,660	128,531
PVH Corp.	2,660	190,323

		318,854

Semiconductors — 1.9%
Atmel Corp. (a)	19,460	235,466
Marvell Technology Group Ltd. (a)	5,310	78,694
Xilinx, Inc.	4,420	141,882

		456,042

Software — 2.1%
Aspen Technology, Inc. (a)	8,850	137,175
Electronic Arts, Inc. (a)	8,848	196,868
Take-Two Interactive Software, Inc. (a)	12,380	167,006

		501,049

	Number of Shares	Value
Telecommunications — 0.9%
NII Holdings, Inc. (a)	5,310	$224,879

Textiles — 1.0%
Mohawk Industries, Inc. (a)	4,420	229,973

Toys, Games & Hobbies — 1.5%
Mattel, Inc.	13,270	353,778

Transportation — 0.8%
United Continental Holdings, Inc. (a)	10,620	192,434

TOTAL COMMON STOCK (Cost $17,305,619)		18,848,636

TOTAL EQUITIES (Cost $17,305,619)		18,848,636

TOTAL LONG-TERM INVESTMENTS (Cost $17,305,619)		18,848,636

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/29/11, 0.010%, due 8/01/11 (b)	$564,765	564,765

TOTAL SHORT-TERM INVESTMENTS (Cost $564,765)		564,765

TOTAL INVESTMENTS — 81.5% (Cost $17,870,384) (c)		19,413,401

Other Assets/(Liabilities) — 18.5%		4,403,479

NET ASSETS — 100.0%		$23,816,880

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $564,765. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 4/01/25, and an aggregate market value, including accrued interest, of $578,771.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Advertising — 0.2%
APAC Customer Services, Inc. (a)	390	$3,280
The Interpublic Group of Companies, Inc.	13,290	130,375

		133,655

Aerospace & Defense — 1.5%
AAR Corp.	540	15,844
BE Aerospace, Inc. (a)	11,679	464,824
Cubic Corp.	1,317	63,927
LMI Aerospace, Inc. (a)	1,080	24,829
Moog, Inc. Class A (a)	490	20,066
Orbital Sciences Corp. (a)	420	7,274
Spirit AeroSystems Holdings, Inc. Class A (a)	22,680	464,713

		1,061,477

Airlines — 0.9%
Alaska Air Group, Inc. (a)	2,920	178,471
Gol Linhas Aereas Inteligentes SA Sponsored ADR (Brazil)	11,440	88,774
JetBlue Airways Corp. (a)	28,080	134,503
Pinnacle Airlines Corp. (a)	70	279
Southwest Airlines Co.	8,930	88,943
Tam SA Sponsored ADR (Brazil)	730	14,213
US Airways Group, Inc. (a)	21,560	134,535

		639,718

Apparel — 0.2%
Ascena Retail Group, Inc. (a)	4,930	159,338

Auto Manufacturers — 0.2%
Navistar International Corp. (a)	2,270	116,474

Automotive & Parts — 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	8,430	96,692
Dana Holding Corp. (a)	29,750	495,932
Dorman Products, Inc. (a)	30	1,072
Douglas Dynamics, Inc.	4,170	63,342
Federal-Mogul Corp. (a)	50	959
Lear Corp.	3,390	166,110
Standard Motor Products, Inc.	1,630	23,146
Superior Industries International, Inc.	2,760	55,862
Tower International, Inc. (a)	40	689
TRW Automotive Holdings Corp. (a)	1,180	59,555

		963,359

Banks — 2.0%
BBVA Banco Frances SA Sponsored ADR (Argentina)	5,760	57,082
CapitalSource, Inc.	61,000	394,060
Cardinal Financial Corp.	130	1,395

	Number of Shares	Value
Century Bancorp, Inc. Class A	810	$21,894
Enterprise Financial Services Corp.	680	9,486
First Midwest Bancorp, Inc.	11,200	133,504
FirstMerit Corp.	27,730	405,135
Grupo Financiero Galicia SA ADR (Argentina) (a)	6,200	88,226
IBERIABANK Corp.	4,221	215,145
National Bankshares, Inc.	610	15,756
Northrim BanCorp, Inc.	910	17,964
Republic Bancorp, Inc. Class A	830	15,031
Walker & Dunlop, Inc. (a)	1,090	14,094
Washington Banking Co.	890	11,543

		1,400,315

Beverages — 0.0%
National Beverage Corp.	360	5,321

Biotechnology — 1.2%
Affymetrix, Inc. (a)	12,040	68,026
ARIAD Pharmaceuticals, Inc. (a)	11,740	139,589
Cambrex Corp. (a)	6,843	30,178
Halozyme Therapeutics, Inc. (a)	18,690	129,709
Harvard Bioscience, Inc. (a)	4,980	25,199
Momenta Pharmaceuticals, Inc. (a)	6,790	119,911
Myriad Genetics, Inc. (a)	7,080	150,591
PDL BioPharma, Inc.	28,976	179,361

		842,564

Building Materials — 0.4%
Drew Industries, Inc.	920	19,596
Eagle Materials, Inc.	9,161	227,651
Trex Co., Inc. (a)	690	14,545

		261,792

Chemicals — 2.1%
Cabot Corp.	3,490	136,459
Cytec Industries, Inc.	8,250	462,000
Ferro Corp. (a)	23,050	300,111
Georgia Gulf Corp. (a)	3,770	75,551
Huntsman Corp.	4,670	89,197
Innospec, Inc. (a)	2,560	82,227
PolyOne Corp.	4,970	77,035
TPC Group, Inc. (a)	1,720	69,058
Ultrapar Participacoes SA Sponsored ADR (Brazil)	5,130	92,956
Westlake Chemical Corp.	2,200	113,850

		1,498,444

Coal — 0.2%
Arch Coal, Inc.	4,780	122,368
James River Coal Co. (a)	1,390	26,355
L&L Energy, Inc. (a)	1,420	7,043

		155,766

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 7.7%
Aaron’s, Inc.	440	$11,092
Advance America Cash Advance Centers, Inc.	5,429	38,274
AVEO Pharmaceuticals, Inc. (a)	6,440	123,068
Booz Allen Hamilton Holding Corp. (a)	580	10,550
Bridgepoint Education, Inc. (a)	4,630	114,639
Cardtronics, Inc. (a)	5,030	115,589
Career Education Corp. (a)	8,080	183,335
CBIZ, Inc. (a)	11,180	83,403
Cenveo, Inc. (a)	70	405
Coinstar, Inc. (a)	1,310	64,007
Consolidated Graphics, Inc. (a)	2,130	109,887
CRA International, Inc. (a)	40	1,075
Deluxe Corp.	7,452	175,420
DeVry, Inc.	1,160	72,082
Donnelley (R.R.) & Sons Co.	4,791	90,119
Education Management Corp. (a)	2,890	64,476
Great Lakes Dredge & Dock Co.	12,210	72,650
Healthspring, Inc. (a)	21,496	882,196
HMS Holdings Corp. (a)	6,290	475,524
Huron Consulting Group, Inc. (a)	800	25,896
ICF International, Inc. (a)	640	14,950
Intersections, Inc.	1,270	24,663
ITT Educational Services, Inc. (a)	10	857
KAR Auction Services, Inc. (a)	7,020	124,816
Kelly Services, Inc. Class A (a)	750	11,738
Korn/Ferry International (a)	23,580	507,913
Lincoln Educational Services Corp.	7,530	134,636
Medifast, Inc. (a)	3,930	75,849
Monro Muffler Brake, Inc.	5,190	185,594
Moody’s Corp.	11,650	414,857
Multi-Color Corp.	470	12,657
On Assignment, Inc. (a)	710	7,242
Pharmaceutical Product Development, Inc.	5,950	171,539
Providence Service Corp. (a)	630	7,466
Rent-A-Center, Inc.	510	13,796
Robert Half International, Inc.	31,880	872,874
Team Health Holdings, Inc. (a)	4,380	96,404
Transcend Services, Inc. (a)	1,300	37,778
Universal Technical Institute, Inc. (a)	1,920	33,216
Viad Corp.	1,180	24,461

		5,486,993

Computers — 1.7%
CACI International, Inc. Class A (a)	5,710	337,347
Cadence Design Systems, Inc. (a)	12,710	131,294
CGI Group, Inc. (a)	5,750	123,510
Cray, Inc. (a)	2,270	13,711
Electronics for Imaging, Inc. (a)	2,370	40,788
Manhattan Associates, Inc. (a)	830	30,959

	Number of Shares	Value
Sykes Enterprises, Inc. (a)	5,880	$113,484
Synaptics, Inc. (a)	5,930	145,700
Western Digital Corp. (a)	8,210	282,916

		1,219,709

Cosmetics & Personal Care — 0.0%
Revlon, Inc. Class A (a)	1,460	24,586

Distribution & Wholesale — 1.2%
Fossil, Inc. (a)	3,473	436,452
Houston Wire & Cable Co.	1,400	22,274
Pool Corp.	15,226	407,295

		866,021

Diversified Financial — 1.5%
Apollo Global Management LLC Class A (a)	10,480	181,409
Artio Global Investors, Inc.	3,320	36,520
Calamos Asset Management, Inc. Class A	880	11,986
Encore Capital Group, Inc. (a)	330	9,025
FXCM, Inc.	2,210	22,321
Interactive Brokers Group, Inc. Class A	1,250	18,925
Janus Capital Group, Inc.	9,810	82,796
MF Global (Holdings) Ltd. (a)	69,041	508,832
Ocwen Financial Corp. (a)	130	1,676
World Acceptance Corp. (a)	2,726	173,701

		1,047,191

Electric — 3.2%
The AES Corp. (a)	56,500	695,515
Alliant Energy Corp.	3,350	132,023
Avista Corp.	2,510	63,277
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	6,670	128,731
Cia Paranaense de Energia Sponsored ADR (Brazil)	6,427	155,340
CMS Energy Corp.	8,540	163,456
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	2,420	23,716
NV Energy, Inc.	11,360	168,582
Pampa Energia SA Sponsored ADR (Argentina)	2,480	35,712
PNM Resources, Inc.	2,480	37,250
Portland General Electric Co.	6,610	163,796
TECO Energy, Inc.	9,420	174,553
Unisource Energy Corp.	4,200	154,644
Westar Energy, Inc.	7,185	185,445

		2,282,040

Electrical Components & Equipment — 1.3%
Advanced Battery Technologies, Inc. (a)	23,830	31,694
Advanced Energy Industries, Inc. (a)	1,170	12,414

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Belden, Inc.	450	$16,583
Generac Holdings, Inc. (a)	14,150	262,482
Greatbatch, Inc. (a)	13,355	332,807
Littelfuse, Inc.	1,090	55,688
Molex, Inc.	5,030	118,104
Power-One, Inc. (a)	12,280	88,539

		918,311

Electronics — 1.8%
AVX Corp.	8,380	116,650
Bel Fuse, Inc. Class B	120	2,282
Daktronics, Inc.	2,050	20,357
DDi Corp.	3,670	30,204
Electro Scientific Industries, Inc. (a)	1,180	22,668
Imax Corp. (a)	23,340	442,526
Ituran Location and Control Ltd.	1,490	20,249
Jabil Circuit, Inc.	4,670	85,508
Kemet Corp. (a)	6,620	80,764
Newport Corp. (a)	4,250	66,045
Vishay Intertechnology, Inc. (a)	10,200	140,454
Waters Corp. (a)	3,090	271,580
X-Rite, Inc. (a)	2,140	10,400
Zygo Corp. (a)	270	3,240

		1,312,927

Energy – Alternate Sources — 0.3%
GT Solar International, Inc. (a)	13,496	184,085

Engineering & Construction — 2.1%
Aecom Technology Corp. (a)	22,770	563,330
Chicago Bridge & Iron Co. NV	3,470	143,137
KBR, Inc.	17,540	625,301
Mistras Group, Inc. (a)	1,380	23,543
Sterling Construction Co., Inc. (a)	1,120	14,336
URS Corp. (a)	3,860	157,604

		1,527,251

Entertainment — 0.7%
Bally Technologies, Inc. (a)	12,582	496,108

Environmental Controls — 0.6%
Clean Harbors, Inc. (a)	170	8,967
Duoyuan Global Water, Inc. ADR (British Virgin Islands) (a) (b)	1,480	1,436
Tetra Technologies, Inc. (a)	2,900	63,800
Waste Connections, Inc.	11,967	385,816

		460,019

Foods — 1.6%
Flowers Foods, Inc.	1,110	24,331
Hormel Foods Corp.	3,950	114,431
Overhill Farms, Inc. (a)	2,910	14,987
Seaboard Corp.	35	91,525
Smithfield Foods, Inc. (a)	7,010	154,360
Spartan Stores, Inc.	2,230	39,382
TreeHouse Foods, Inc. (a)	10,283	531,014

	Number of Shares	Value
Tyson Foods, Inc. Class A	7,570	$132,929
Weis Markets, Inc.	250	10,048

		1,113,007

Forest Products & Paper — 1.0%
Boise, Inc.	12,750	88,358
Buckeye Technologies, Inc.	7,410	199,255
Domtar Corp.	1,710	136,714
Mercer International, Inc. (a)	2,970	27,443
Neenah Paper, Inc.	410	8,278
P.H. Glatfelter Co.	7,330	110,610
Rayonier, Inc.	2,590	166,925

		737,583

Gas — 1.4%
Atmos Energy Corp.	2,645	88,422
PAA Natural Gas Storage LP	16,700	363,559
UGI Corp.	19,050	577,215

		1,029,196

Hand & Machine Tools — 0.6%
Kennametal, Inc.	3,010	118,685
Regal-Beloit Corp.	4,702	285,082

		403,767

Health Care – Products — 1.6%
ArthroCare Corp. (a)	960	31,728
Atrion Corp.	187	37,232
Bruker Corp. (a)	8,975	154,550
Cantel Medical Corp.	440	10,969
CONMED Corp. (a)	700	18,200
Dexcom, Inc. (a)	19,050	270,129
Hill-Rom Holdings, Inc.	2,610	97,327
ICU Medical, Inc. (a)	280	11,894
Invacare Corp.	3,659	109,697
Orthofix International NV (a)	6,336	267,569
PSS World Medical, Inc. (a)	3,130	74,901
Vascular Solutions, Inc. (a)	40	522
Wright Medical Group, Inc. (a)	3,280	51,299
Young Innovations, Inc.	700	20,286

		1,156,303

Health Care – Services — 2.2%
Almost Family, Inc. (a)	60	1,516
American Dental Partners, Inc. (a)	260	3,021
AMERIGROUP Corp. (a)	2,760	151,800
AmSurg Corp. (a)	2,604	66,220
Assisted Living Concepts, Inc.	310	4,858
Centene Corp. (a)	4,530	148,629
Continucare Corp. (a)	1,160	7,331
Coventry Health Care, Inc. (a)	3,850	123,200
The Ensign Group, Inc.	3,453	98,065
Five Star Quality Care, Inc. (a)	5,400	26,730
Health Management Associates, Inc. Class A (a)	53,787	510,976

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LHC Group, Inc. (a)	30	$683
Lincare Holdings, Inc.	5,817	148,857
Metropolitan Health Networks, Inc. (a)	8,430	47,714
Molina Healthcare, Inc. (a)	320	7,248
National Healthcare Corp.	340	16,174
Select Medical Holdings Corp. (a)	4,130	32,421
Skilled Healthcare Group, Inc. Class A (a)	1,060	9,328
Tenet Healthcare Corp. (a)	14,570	81,009
Triple-S Management Corp. Class B (a)	1,250	26,963
U.S. Physical Therapy, Inc.	2,509	60,417

		1,573,160

Holding Company – Diversified — 0.1%
Primoris Services Corp.	4,430	54,046

Home Builders — 0.5%
Toll Brothers, Inc. (a)	18,190	363,072

Home Furnishing — 0.0%
La-Z-Boy, Inc. (a)	80	702

Household Products — 1.1%
American Greetings Corp. Class A	4,890	108,411
Central Garden & Pet Co. Class A (a)	3,020	26,455
Church & Dwight Co., Inc.	11,210	452,212
CSS Industries, Inc.	890	17,658
Ennis, Inc.	1,130	19,820
Helen of Troy Ltd. (a)	3,140	101,265
Prestige Brands Holdings, Inc. (a)	3,314	40,497

		766,318

Housewares — 0.0%
The Toro Co.	260	13,996

Insurance — 5.4%
Allied World Assurance Co. Holdings Ltd.	2,800	152,460
Alterra Capital Holdings Ltd.	8,270	180,203
American Equity Investment Life Holding Co.	9,850	116,920
American Financial Group, Inc.	4,980	169,220
American Safety Insurance Holdings Ltd. (a)	1,290	24,188
AMERISAFE, Inc. (a)	2,457	52,850
AmTrust Financial Services, Inc.	6,133	142,408
Arch Capital Group Ltd. (a)	13,770	465,426
Assured Guaranty Ltd.	5,880	83,202
Brown & Brown, Inc.	12,350	269,354
CNO Financial Group, Inc. (a)	12,480	91,728
Crawford & Co. Class B	1,650	11,847
Delphi Financial Group, Inc. Class A	4,680	125,986
FBL Financial Group, Inc. Class A	2,740	86,255
Fidelity National Financial, Inc. Class A	11,390	185,657
Harleysville Group, Inc.	470	14,203

	Number of Shares	Value
HCC Insurance Holdings, Inc.	5,260	$158,484
Horace Mann Educators Corp.	5,090	74,110
Life Partners Holdings, Inc.	3,402	16,670
Lincoln National Corp.	890	23,585
Maiden Holdings Ltd.	9,020	83,615
Meadowbrook Insurance Group, Inc.	9,350	87,890
National Interstate Corp.	962	21,558
National Western Life Insurance Co. Class A	209	35,808
OneBeacon Insurance Group Ltd. Class A	3,840	48,922
The Phoenix Companies, Inc. (a)	4,120	9,888
Primerica, Inc.	7,800	168,636
Protective Life Corp.	5,170	109,914
Reinsurance Group of America, Inc. Class A	2,740	159,495
Selective Insurance Group, Inc.	470	7,703
StanCorp Financial Group, Inc.	3,107	103,339
Symetra Financial Corp.	9,910	124,470
Torchmark Corp.	2,025	81,790
Tower Group, Inc.	5,110	116,815
Universal Insurance Holdings, Inc.	1,580	6,747
Unum Group	2,970	72,438
W.R. Berkley Corp.	5,346	164,603

		3,848,387

Internet — 2.0%
eResearch Technology, Inc. (a)	4,032	25,684
Global Sources Ltd. (a)	1,330	12,250
HealthStream, Inc. (a)	590	7,989
IAC/InterActiveCorp (a)	610	25,248
j2 Global Communications, Inc. (a)	13,684	365,910
TIBCO Software, Inc. (a)	24,028	625,689
United Online, Inc.	2,160	12,895
ValueClick, Inc. (a)	9,169	165,592
Websense, Inc. (a)	6,943	157,467

		1,398,724

Investment Companies — 0.0%
Arlington Asset Investment Corp.	600	16,848

Lodging — 0.2%
Ameristar Casinos, Inc.	5,130	113,886

Machinery – Diversified — 1.4%
AGCO Corp. (a)	2,820	133,724
Alamo Group, Inc.	970	23,193
Albany International Corp. Class A	2,700	71,739
Applied Industrial Technologies, Inc.	5,170	165,026
Briggs & Stratton Corp.	8,600	147,404
DXP Enterprises, Inc. (a)	1,567	42,607
Kadant, Inc. (a)	1,800	47,358
NACCO Industries, Inc. Class A	230	20,902
Sauer-Danfoss, Inc. (a)	1,910	90,725
Wabtec Corp.	4,317	278,533

		1,021,211

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 1.0%
Actuant Corp. Class A	5,260	$129,975
Blount International, Inc. (a)	4,650	77,329
Ceradyne, Inc. (a)	180	5,834
FreightCar America, Inc. (a)	5,818	143,588
GP Strategies Corp. (a)	2,390	30,951
Leggett & Platt, Inc.	890	19,313
LSB Industries, Inc. (a)	1,030	40,932
Park-Ohio Holdings Corp. (a)	490	9,315
STR Holdings, Inc. (a)	3,550	48,848
Sturm, Ruger & Co., Inc.	2,543	69,475
Tredegar Corp.	3,417	65,128
Trimas Corp. (a)	3,730	89,408

		730,096

Media — 0.9%
Belo Corp. Class A (a)	7,760	54,242
DISH Network Corp. Class A (a)	590	17,482
The Dolan Co. (a)	10	79
FactSet Research Systems, Inc.	3,628	334,103
Gannett Co., Inc.	9,385	119,753
Journal Communications, Inc. Class A (a)	4,130	20,485
Lee Enterprises, Inc. (a)	14,030	12,908
Nexstar Broadcasting Group, Inc. Class A (a)	570	4,993
Sinclair Broadcast Group, Inc. Class A	11,796	116,898

		680,943

Metal Fabricate & Hardware — 0.3%
A.M. Castle & Co. (a)	40	694
Mueller Industries, Inc.	1,040	39,031
Worthington Industries, Inc.	8,010	167,970

		207,695

Mining — 0.9%
Century Aluminum Co. (a)	18,840	245,297
Compass Minerals International, Inc.	3,170	249,605
Horsehead Holding Corp. (a)	5,640	62,999
Noranda Aluminum Holding Corp. (a)	3,750	52,050
Stillwater Mining Co. (a)	2,710	41,463
Taseko Mines Ltd. (a)	900	4,005

		655,419

Office Furnishings — 0.3%
Herman Miller, Inc.	2,820	64,888
Knoll, Inc.	8,200	149,650
Steelcase, Inc. Class A	3,280	32,571

		247,109

Oil & Gas — 2.9%
Alon USA Energy, Inc.	940	11,430
CVR Energy, Inc. (a)	7,928	212,867
Delek US Holdings, Inc.	5,010	83,266
Kosmos Energy Ltd. (a)	10,730	162,989

	Number of Shares	Value
Nabors Industries Ltd. (a)	1,590	$41,992
Parker Drilling Co. (a)	10,400	65,936
Patterson-UTI Energy, Inc.	4,980	161,999
Petrobras Argentina SA ADR (Argentina)	2,890	56,644
PetroQuest Energy, Inc. (a)	11,030	89,674
Pioneer Drilling Co. (a)	5,210	84,767
Precision Drilling Corp. (a)	11,600	199,868
PrimeEnergy Corp. (a)	270	6,529
Stone Energy Corp. (a)	5,860	190,216
Tesoro Corp. (a)	6,310	153,270
VAALCO Energy, Inc. (a)	15,790	105,161
W&T Offshore, Inc.	6,650	180,215
Warren Resources, Inc. (a)	8,520	34,676
Western Refining, Inc. (a)	11,310	231,063

		2,072,562

Oil & Gas Services — 2.2%
Basic Energy Services, Inc. (a)	290	9,393
Bolt Technology Corp. (a)	1,654	20,890
Complete Production Services, Inc. (a)	3,880	150,854
Helix Energy Solutions Group, Inc. (a)	6,010	117,676
HollyFrontier Corp.	8,822	665,091
ION Geophysical Corp. (a)	2,270	23,018
Matrix Service Co. (a)	1,520	21,189
Newpark Resources, Inc. (a)	20,770	192,953
RPC, Inc.	6,470	152,821
Superior Energy Services, Inc. (a)	3,520	146,045
Tesco Corp. (a)	3,130	66,544

		1,566,474

Packaging & Containers — 0.9%
Ball Corp.	1,710	66,348
Graphic Packaging Holding Co. (a)	16,340	80,883
Packaging Corporation of America	19,276	514,091

		661,322

Pharmaceuticals — 3.8%
Align Technology, Inc. (a)	2,480	54,535
DepoMed, Inc. (a)	8,350	63,126
Endo Pharmaceuticals Holdings, Inc. (a)	4,216	157,046
Hi-Tech Pharmacal Co., Inc. (a)	3,270	92,508
Ista Pharmaceuticals, Inc. (a)	4,870	24,204
The Medicines Co. (a)	10,030	150,249
Neurocrine Biosciences, Inc. (a)	550	4,252
Obagi Medical Products, Inc. (a)	1,900	19,703
Omega Protein Corp. (a)	820	9,938
Perrigo Co.	3,309	298,836
Questcor Pharmaceuticals, Inc. (a)	30,163	936,561
Salix Pharmaceuticals Ltd. (a)	8,930	346,305
SciClone Pharmaceuticals, Inc. (a)	11,200	71,904
SXC Health Solutions Corp. (a)	2,860	180,552
USANA Health Sciences, Inc. (a)	2,200	60,170

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ViroPharma, Inc. (a)	6,560	$118,605
Warner Chilcott PLC Class A	7,130	149,873

		2,738,367

Pipelines — 0.7%
Crosstex Energy, Inc.	440	6,424
MarkWest Energy Partners LP	10,754	498,555

		504,979

Real Estate — 0.0%
Alto Palermo SA ADR (Argentina)	130	2,744
MI Developments, Inc.	50	1,501

		4,245

Real Estate Investment Trusts (REITS) — 9.1%
American Campus Communities, Inc.	5,000	186,100
Apartment Investment & Management Co. Class A	3,580	97,734
Associated Estates Realty Corp.	6,390	115,978
Brandywine Realty Trust	6,010	72,060
BRE Properties, Inc.	3,600	188,928
Camden Property Trust	2,310	154,932
CBL & Associates Properties, Inc.	8,300	147,408
Chatham Lodging Trust	10,800	168,048
Colonial Properties Trust	4,640	99,992
Cypress Sharprige Investments, Inc	21,330	262,572
Developers Diversified Realty Corp.	6,730	98,325
Digital Realty Trust, Inc.	11,072	677,717
Douglas Emmett, Inc.	5,170	103,400
Duke Realty Corp.	6,560	92,102
Eastgroup Properties	850	37,842
Education Realty Trust, Inc.	1,640	14,399
Equity Lifestyle Properties, Inc.	2,410	157,036
Essex Property Trust, Inc.	1,280	179,661
Extra Space Storage, Inc.	8,130	172,844
Glimcher Realty Trust	2,560	25,216
Hatteras Financial Corp.	13,345	357,913
Home Properties, Inc.	2,950	193,284
Hospitality Properties Trust	4,140	104,535
LaSalle Hotel Properties	22,720	568,227
Lexington Realty Trust	7,840	65,856
Mid-America Apartment Communities, Inc.	9,305	658,701
Post Properties, Inc.	2,070	87,768
Ramco-Gershenson Properties Trust	3,410	41,841
Starwood Property Trust, Inc.	23,112	448,373
Sun Communities, Inc.	2,150	82,281
Tanger Factory Outlet Centers, Inc.	19,982	548,506
Taubman Centers, Inc.	2,650	158,735
U-Store-It Trust	13,690	145,798
Weingarten Realty Investors	710	18,261

		6,532,373

Retail — 7.4%
Advance Auto Parts, Inc.	1,300	71,461

	Number of Shares	Value
AFC Enterprises, Inc (a)	1,146	$17,706
American Eagle Outfitters, Inc.	2,220	29,171
ANN, Inc. (a)	3,320	86,121
Biglari Holdings, Inc. (a)	20	7,363
Bob Evans Farms, Inc.	110	3,799
Brinker International, Inc.	6,080	146,042
Cash America International, Inc.	2,738	153,218
Casual Male Retail Group, Inc. (a)	840	3,536
The Cato Corp. Class A	5,859	162,997
The Cheesecake Factory, Inc. (a)	3,150	90,815
Chico’s FAS, Inc.	6,640	100,198
The Children’s Place Retail Store, Inc. (a)	12,732	615,210
Cost Plus, Inc. (a)	380	3,378
Cracker Barrel Old Country Store, Inc.	9,390	423,583
Dillard’s, Inc. Class A	3,980	223,915
Dunkin’ Brands Group, Inc. (a)	1,380	39,923
Express, Inc.	8,240	184,906
The Finish Line, Inc. Class A	7,455	158,792
Foot Locker, Inc.	8,000	173,840
Fred’s, Inc. Class A	1,310	17,266
GameStop Corp. Class A (a)	6,680	157,514
Insight Enterprises, Inc. (a)	6,844	115,185
The Men’s Wearhouse, Inc.	4,310	141,325
Nu Skin Enterprises, Inc. Class A	5,930	222,612
Papa John’s International, Inc. (a)	3,433	107,144
The Pep Boys-Manny, Moe & Jack	580	6,235
Pier 1 Imports, Inc. (a)	8,090	88,909
PVH Corp.	9,260	662,553
Sally Beauty Holdings, Inc. (a)	6,010	103,372
Select Comfort Corp. (a)	6,020	101,256
Shoe Carnival, Inc. (a)	720	22,745
Sonic Automotive, Inc. Class A	520	8,148
Stage Stores, Inc.	4,587	81,649
Texas Roadhouse, Inc.	2,050	33,866
Tractor Supply Co.	8,906	587,084
Williams-Sonoma, Inc.	3,620	134,012

		5,286,849

Savings & Loans — 1.0%
BankUnited, Inc.	11,240	279,988
First Defiance Financial Corp. (a)	2,254	33,044
First Niagara Financial Group, Inc.	29,548	361,963
OceanFirst Financial Corp.	900	12,105

		687,100

Semiconductors — 6.8%
Amtech Systems, Inc. (a)	1,520	27,284
ASM International NV (a)	1,440	40,925
Atmel Corp. (a)	10,600	128,260
ATMI, Inc. (a)	2,770	51,661
Avago Technologies Ltd.	2,690	90,465
Brooks Automation, Inc. (a)	11,040	104,990
Cirrus Logic, Inc. (a)	7,020	106,564

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cohu, Inc.	760	$9,515
Cypress Semiconductor Corp. (a)	7,000	144,060
Entegris, Inc. (a)	10,730	91,956
Entropic Communications, Inc. (a)	10,530	70,340
Fairchild Semiconductor International, Inc. (a)	11,400	171,114
GSI Technology, Inc. (a)	5,430	34,861
Himax Technologies, Inc. ADR (Cayman Islands)	11,540	20,195
Integrated Device Technology, Inc. (a)	17,640	120,658
Integrated Silicon Solution, Inc. (a)	1,540	13,691
International Rectifier Corp. (a)	4,380	112,522
Intersil Corp. Class A	1,520	18,316
IXYS Corp. (a)	2,380	32,463
KLA-Tencor Corp.	2,090	83,224
Kulicke & Soffa Industries, Inc. (a)	8,840	81,328
Lam Research Corp. (a)	2,130	87,074
Lattice Semiconductor Corp. (a)	23,480	145,576
LSI Corp. (a)	11,780	86,701
LTX-Credence Corp. (a)	6,700	48,173
Magnachip Semiconductor Corp. (a)	510	5,411
Marvell Technology Group Ltd. (a)	1,020	15,116
Maxim Integrated Products, Inc.	4,370	100,335
Micrel, Inc.	14,122	143,338
Mindspeed Technologies, Inc. (a)	740	5,039
MKS Instruments, Inc.	6,730	167,914
Nanometrics, Inc. (a)	7,140	120,595
Netlogic Microsystems, Inc. (a)	12,888	445,280
Novellus Systems, Inc. (a)	4,950	153,648
OmniVision Technologies, Inc. (a)	4,270	124,855
ON Semiconductor Corp. (a)	14,560	126,526
Photronics, Inc. (a)	11,130	83,252
QLogic Corp. (a)	10,117	153,475
Rudolph Technologies, Inc. (a)	4,130	35,477
Semtech Corp. (a)	29,157	679,358
Skyworks Solutions, Inc. (a)	10,727	271,500
Standard Microsystems Corp. (a)	1,280	30,285
Teradyne, Inc. (a)	9,750	131,528
Veeco Instruments, Inc. (a)	3,160	125,736

		4,840,584

Software — 1.9%
CSG Systems International, Inc. (a)	5,502	97,715
Emdeon, Inc. Class A (a)	1,320	20,460
JDA Software Group, Inc. (a)	610	17,056
MedQuist Holdings, Inc. (a)	6,190	82,884
Monotype Imaging Holdings, Inc. (a)	2,410	33,017
MSCI, Inc. Class A (a)	22,128	785,323
Renaissance Learning, Inc.	1,120	14,392
Solarwinds, Inc. (a)	11,660	250,807
Take-Two Interactive Software, Inc. (a)	3,470	46,810

		1,348,464

	Number of Shares	Value
Telecommunications — 3.0%
Aruba Networks, Inc. (a)	7,970	$182,911
Brasil Telecom SA Sponsored ADR (Brazil)	1,490	38,502
Cellcom Israel Ltd.	6,120	161,140
Cincinnati Bell, Inc. (a)	25,705	88,939
Finisar Corp. (a)	19,240	327,850
General Communication, Inc. Class A (a)	2,790	31,667
Mastec, Inc. (a)	7,480	156,182
NeuStar, Inc. Class A (a)	4,374	113,899
Nortel Inversora SA Series B ADR (Argentina) (a)	1,200	33,036
Oplink Communications, Inc. (a)	830	14,010
Partner Communications Sponsored ADR (Israel)	2,250	32,558
Plantronics, Inc.	3,140	107,545
Polycom, Inc. (a)	11,380	307,601
RF Micro Devices, Inc. (a)	20,430	137,902
Telecom Argentina SA Sponsored ADR (Argentina)	5,250	132,772
USA Mobility, Inc.	6,815	112,516
Vonage Holdings Corp. (a)	36,050	144,560
Westell Technologies, Inc. (a)	1,370	3,906

		2,127,496

Textiles — 0.0%
G&K Services, Inc. Class A	470	16,013

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (a)	4,460	77,827

Transportation — 2.3%
Genesee & Wyoming, Inc. Class A (a)	5,080	279,603
Heartland Express, Inc.	2,760	42,283
Hub Group, Inc. Class A (a)	13,553	480,860
Old Dominion Freight Line, Inc. (a)	21,319	789,869
RailAmerica, Inc. (a)	2,320	34,522
Saia, Inc. (a)	1,800	27,126

		1,654,263

Trucking & Leasing — 0.2%
AMERCO (a)	1,460	131,604

Water — 0.3%
Aqua America, Inc.	8,649	182,926

TOTAL COMMON STOCK (Cost $62,480,099)		69,628,380

TOTAL EQUITIES (Cost $62,480,099)		69,628,380

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	300	$3

TOTAL RIGHTS (Cost $0)		3

TOTAL LONG-TERM INVESTMENTS (Cost $62,480,099)		69,628,383

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/29/11, 0.010%, due 8/01/11 (c)	$1,784,771	1,784,771

TOTAL SHORT-TERM INVESTMENTS (Cost $1,784,771)		1,784,771

TOTAL INVESTMENTS — 99.9% (Cost $64,264,870) (d)		71,413,154

Other Assets/(Liabilities) — 0.1%		48,144

NET ASSETS — 100.0%		$71,461,298

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,784,771. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $1,822,987.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund — Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Advertising — 0.2%
APAC Customer Services, Inc. (a)	1,120	$9,419
The Interpublic Group of Companies, Inc.	37,750	370,328

		379,747

Aerospace & Defense — 1.5%
AAR Corp.	1,550	45,477
BE Aerospace, Inc. (a)	33,410	1,329,718
Cubic Corp.	3,840	186,394
LMI Aerospace, Inc. (a)	3,090	71,039
Moog, Inc. Class A (a)	1,410	57,739
Orbital Sciences Corp. (a)	1,200	20,784
Spirit AeroSystems Holdings, Inc. Class A (a)	64,590	1,323,449

		3,034,600

Airlines — 0.9%
Alaska Air Group, Inc. (a)	8,440	515,853
Gol Linhas Aereas Inteligentes SA Sponsored ADR (Brazil)	32,740	254,063
JetBlue Airways Corp. (a)	79,890	382,673
Pinnacle Airlines Corp. (a)	190	758
Southwest Airlines Co.	25,370	252,685
Tam SA Sponsored ADR (Brazil)	2,100	40,887
US Airways Group, Inc. (a)	62,480	389,875

		1,836,794

Apparel — 0.2%
Ascena Retail Group, Inc. (a)	14,140	457,005

Auto Manufacturers — 0.2%
Navistar International Corp. (a)	6,460	331,463

Automotive & Parts — 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	24,320	278,950
Dana Holding Corp. (a)	84,780	1,413,283
Dorman Products, Inc. (a)	70	2,501
Douglas Dynamics, Inc.	12,240	185,926
Federal-Mogul Corp. (a)	140	2,684
Lear Corp.	9,900	485,100
Standard Motor Products, Inc.	4,770	67,734
Superior Industries International, Inc.	7,890	159,694
Tower International, Inc. (a)	120	2,066
TRW Automotive Holdings Corp. (a)	3,420	172,607

		2,770,545

Banks — 2.0%
BBVA Banco Frances SA Sponsored ADR (Argentina)	16,460	163,119
CapitalSource, Inc.	174,930	1,130,048
Cardinal Financial Corp.	350	3,755

	Number of Shares	Value
Century Bancorp, Inc. Class A	2,360	$63,791
Enterprise Financial Services Corp.	1,940	27,063
First Midwest Bancorp, Inc.	32,670	389,426
FirstMerit Corp.	78,850	1,151,998
Grupo Financiero Galicia SA ADR (Argentina)	17,800	253,294
IBERIABANK Corp.	12,150	619,285
National Bankshares, Inc.	1,820	47,011
Northrim BanCorp, Inc.	2,630	51,916
Republic Bancorp, Inc. Class A	2,400	43,464
Walker & Dunlop, Inc. (a)	3,120	40,342
Washington Banking Co.	2,570	33,333

		4,017,845

Beverages — 0.0%
National Beverage Corp.	1,060	15,667

Biotechnology — 1.2%
Affymetrix, Inc. (a)	34,440	194,586
ARIAD Pharmaceuticals, Inc. (a)	33,790	401,763
Cambrex Corp. (a)	20,160	88,906
Halozyme Therapeutics, Inc. (a)	53,140	368,792
Harvard Bioscience, Inc. (a)	14,720	74,483
Momenta Pharmaceuticals, Inc. (a)	19,430	343,134
Myriad Genetics, Inc. (a)	20,430	434,546
PDL BioPharma, Inc.	83,508	516,914

		2,423,124

Building Materials — 0.4%
Drew Industries, Inc.	2,630	56,019
Eagle Materials, Inc.	26,540	659,519
Trex Co., Inc. (a)	1,950	41,106

		756,644

Chemicals — 2.1%
Cabot Corp.	10,070	393,737
Cytec Industries, Inc.	23,874	1,336,944
Ferro Corp. (a)	65,920	858,278
Georgia Gulf Corp. (a)	10,970	219,839
Huntsman Corp.	13,500	257,850
Innospec, Inc. (a)	7,310	234,797
PolyOne Corp.	14,400	223,200
TPC Group, Inc. (a)	4,880	195,932
Ultrapar Participacoes SA Sponsored ADR (Brazil)	14,950	270,894
Westlake Chemical Corp.	6,300	326,025

		4,317,496

Coal — 0.2%
Arch Coal, Inc.	13,660	349,696
James River Coal Co. (a)	4,010	76,030
L&L Energy, Inc. (a)	4,090	20,286

		446,012

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 7.8%
Aaron’s, Inc.	1,270	$32,017
Advance America Cash Advance Centers, Inc.	15,530	109,486
AVEO Pharmaceuticals, Inc. (a)	18,320	350,095
Booz Allen Hamilton Holding Corp. (a)	1,680	30,559
Bridgepoint Education, Inc. (a)	13,360	330,794
Cardtronics, Inc. (a)	14,610	335,738
Career Education Corp. (a)	23,150	525,273
CBIZ, Inc. (a)	32,000	238,720
Cenveo, Inc. (a)	200	1,158
Coinstar, Inc. (a)	3,740	182,736
Consolidated Graphics, Inc. (a)	6,180	318,826
CRA International, Inc. (a)	140	3,763
Deluxe Corp.	21,774	512,560
DeVry, Inc.	3,320	206,305
Donnelley (R.R.) & Sons Co.	14,080	264,845
Education Management Corp. (a)	8,290	184,950
Great Lakes Dredge & Dock Co.	35,660	212,177
Healthspring, Inc. (a)	61,851	2,538,365
HMS Holdings Corp. (a)	18,220	1,377,432
Huron Consulting Group, Inc. (a)	2,310	74,775
ICF International, Inc. (a)	1,830	42,749
Intersections, Inc.	3,600	69,912
ITT Educational Services, Inc. (a)	20	1,713
KAR Auction Services, Inc. (a)	20,170	358,623
Kelly Services, Inc. Class A (a)	2,140	33,491
Korn/Ferry International (a)	67,660	1,457,396
Lincoln Educational Services Corp.	21,710	388,175
Medifast, Inc. (a)	11,260	217,318
Monro Muffler Brake, Inc.	14,740	527,102
Moody’s Corp.	33,890	1,206,823
Multi-Color Corp.	1,360	36,625
On Assignment, Inc. (a)	2,040	20,808
Pharmaceutical Product Development, Inc.	17,170	495,011
Providence Service Corp. (a)	1,860	22,041
Rent-A-Center, Inc.	1,470	39,764
Robert Half International, Inc.	92,220	2,524,984
Team Health Holdings, Inc. (a)	12,450	274,024
Transcend Services, Inc. (a)	3,770	109,556
Universal Technical Institute, Inc. (a)	5,490	94,977
Viad Corp.	3,360	69,653

		15,821,319

Computers — 1.7%
CACI International, Inc. Class A (a)	16,540	977,183
Cadence Design Systems, Inc. (a)	36,490	376,942
CGI Group, Inc. (a)	16,580	356,138
Cray, Inc. (a)	6,570	39,683
Electronics for Imaging, Inc. (a)	6,770	116,512
Manhattan Associates, Inc. (a)	2,355	87,842

	Number of Shares	Value
Sykes Enterprises, Inc. (a)	16,700	$322,310
Synaptics, Inc. (a)	17,020	418,181
Western Digital Corp. (a)	23,470	808,776

		3,503,567

Cosmetics & Personal Care — 0.0%
Revlon, Inc. Class A (a)	4,290	72,244

Distribution & Wholesale — 1.2%
Fossil, Inc. (a)	9,911	1,245,515
Houston Wire & Cable Co.	4,060	64,595
Pool Corp.	43,410	1,161,217

		2,471,327

Diversified Financial — 1.5%
Apollo Global Management LLC Class A	30,330	525,012
Artio Global Investors, Inc.	9,480	104,280
Calamos Asset Management, Inc. Class A	2,500	34,050
Encore Capital Group, Inc. (a)	920	25,162
FXCM, Inc.	6,330	63,933
Interactive Brokers Group, Inc. Class A	3,560	53,899
Janus Capital Group, Inc.	28,350	239,274
MF Global (Holdings) Ltd. (a)	196,203	1,446,016
Ocwen Financial Corp. (a)	370	4,769
World Acceptance Corp. (a)	8,055	513,265

		3,009,660

Electric — 3.3%
The AES Corp. (a)	162,750	2,003,453
Alliant Energy Corp.	9,530	375,577
Avista Corp.	7,130	179,747
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	19,840	382,912
Cia Paranaense de Energia Sponsored ADR (Brazil)	18,430	445,453
CMS Energy Corp.	24,890	476,395
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	7,170	70,266
NV Energy, Inc.	32,570	483,339
Pampa Energia SA Sponsored ADR (Argentina)	7,090	102,096
PNM Resources, Inc.	7,090	106,492
Portland General Electric Co.	19,140	474,289
TECO Energy, Inc.	27,310	506,054
Unisource Energy Corp.	11,970	440,735
Westar Energy, Inc.	20,680	533,751

		6,580,559

Electrical Components & Equipment — 1.3%
Advanced Battery Technologies, Inc. (a)	68,220	90,733

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Advanced Energy Industries, Inc. (a)	3,350	$35,543
Belden, Inc.	1,280	47,168
Generac Holdings, Inc. (a)	41,030	761,106
Greatbatch, Inc. (a)	38,780	966,398
Littelfuse, Inc.	3,110	158,890
Molex, Inc.	14,560	341,869
Power-One, Inc. (a)	35,750	257,757

		2,659,464

Electronics — 1.9%
AVX Corp.	24,730	344,242
Bel Fuse, Inc. Class B	360	6,847
Daktronics, Inc.	5,880	58,388
DDi Corp.	10,520	86,580
Electro Scientific Industries, Inc. (a)	3,360	64,546
Imax Corp. (a)	67,640	1,282,454
Ituran Location and Control Ltd.	4,450	60,475
Jabil Circuit, Inc.	13,530	247,734
Kemet Corp. (a)	19,100	233,020
Newport Corp. (a)	12,220	189,899
Vishay Intertechnology, Inc. (a)	30,130	414,890
Waters Corp. (a)	8,810	774,311
X-Rite, Inc. (a)	6,180	30,035
Zygo Corp. (a)	800	9,600

		3,803,021

Energy – Alternate Sources — 0.3%
GT Solar International, Inc. (a)	38,780	528,959

Engineering & Construction — 2.2%
Aecom Technology Corp. (a)	64,995	1,607,976
Chicago Bridge & Iron Co. NV	10,010	412,913
KBR, Inc.	50,390	1,796,403
Mistras Group, Inc. (a)	3,940	67,216
Sterling Construction Co., Inc. (a)	3,260	41,728
URS Corp. (a)	11,260	459,746

		4,385,982

Entertainment — 0.7%
Bally Technologies, Inc. (a)	35,800	1,411,594

Environmental Controls — 0.7%
Clean Harbors, Inc. (a)	490	25,848
Duoyuan Global Water, Inc. ADR (British Virgin Islands) (a) (b)	4,300	4,171
Tetra Technologies, Inc. (a)	8,280	182,160
Waste Connections, Inc.	34,500	1,112,280

		1,324,459

Foods — 1.6%
Flowers Foods, Inc.	3,190	69,925
Hormel Foods Corp.	11,530	334,024
Overhill Farms, Inc. (a)	8,560	44,084
Seaboard Corp.	100	261,500
Smithfield Foods, Inc. (a)	20,240	445,685
Spartan Stores, Inc.	6,390	112,847

	Number of Shares	Value
TreeHouse Foods, Inc. (a)	29,420	$1,519,249
Tyson Foods, Inc. Class A	22,040	387,022
Weis Markets, Inc.	720	28,937

		3,203,273

Forest Products & Paper — 1.1%
Boise, Inc.	37,190	257,727
Buckeye Technologies, Inc.	21,790	585,933
Domtar Corp.	5,040	402,948
Mercer International, Inc. (a)	8,460	78,171
Neenah Paper, Inc.	1,170	23,622
P.H. Glatfelter Co.	21,280	321,115
Rayonier, Inc.	7,540	485,953

		2,155,469

Gas — 1.5%
Atmos Energy Corp.	7,540	252,062
PAA Natural Gas Storage LP	49,500	1,077,615
UGI Corp.	55,290	1,675,287

		3,004,964

Hand & Machine Tools — 0.6%
Kennametal, Inc.	8,620	339,887
Regal-Beloit Corp.	13,620	825,780

		1,165,667

Health Care – Products — 1.7%
ArthroCare Corp. (a)	2,780	91,879
Atrion Corp.	550	109,505
Bruker Corp. (a)	25,650	441,693
Cantel Medical Corp.	1,250	31,163
CONMED Corp. (a)	1,990	51,740
Dexcom, Inc. (a)	55,880	792,378
Hill-Rom Holdings, Inc.	7,450	277,810
ICU Medical, Inc. (a)	800	33,984
Invacare Corp.	10,528	315,629
Orthofix International NV (a)	18,370	775,765
PSS World Medical, Inc. (a)	8,950	214,174
Vascular Solutions, Inc. (a)	110	1,437
Wright Medical Group, Inc. (a)	9,400	147,016
Young Innovations, Inc.	2,050	59,409

		3,343,582

Health Care – Services — 2.2%
American Dental Partners, Inc. (a)	780	9,064
AMERIGROUP Corp. (a)	7,960	437,800
AmSurg Corp. (a)	7,526	191,386
Assisted Living Concepts, Inc.	910	14,260
Centene Corp. (a)	12,960	425,217
Continucare Corp. (a)	3,350	21,172
Coventry Health Care, Inc. (a)	11,170	357,440
The Ensign Group, Inc.	9,870	280,308
Five Star Quality Care, Inc. (a)	15,430	76,378
Health Management Associates, Inc. Class A (a)	154,980	1,472,310

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LHC Group, Inc. (a)	70	$1,595
Lincare Holdings, Inc.	16,984	434,620
Metropolitan Health Networks, Inc. (a)	24,930	141,104
Molina Healthcare, Inc. (a)	920	20,838
National Healthcare Corp.	980	46,619
Select Medical Holdings Corp. (a)	11,820	92,787
Skilled Healthcare Group, Inc. Class A (a)	3,010	26,488
Tenet Healthcare Corp. (a)	41,430	230,351
Triple-S Management Corp. Class B (a)	3,592	77,479
U.S. Physical Therapy, Inc.	7,400	178,192

		4,535,408

Holding Company – Diversified — 0.1%
Primoris Services Corp.	12,690	154,818

Home Builders — 0.5%
Toll Brothers, Inc. (a)	52,370	1,045,305

Home Furnishing — 0.0%
La-Z-Boy, Inc. (a)	220	1,929

Household Products — 1.1%
American Greetings Corp. Class A	14,050	311,488
Central Garden & Pet Co. Class A (a)	8,621	75,520
Church & Dwight Co., Inc.	32,130	1,296,124
CSS Industries, Inc.	2,630	52,179
Ennis, Inc.	3,209	56,286
Helen of Troy Ltd. (a)	9,010	290,573
Prestige Brands Holdings, Inc. (a)	9,410	114,990

		2,197,160

Housewares — 0.0%
The Toro Co.	750	40,373

Insurance — 5.5%
Allied World Assurance Co. Holdings Ltd.	8,041	437,833
Alterra Capital Holdings Ltd.	23,910	520,999
American Equity Investment Life Holding Co.	28,190	334,615
American Financial Group, Inc.	14,280	485,235
American Safety Insurance Holdings Ltd. (a)	3,800	71,250
AMERISAFE, Inc. (a)	7,043	151,495
AmTrust Financial Services, Inc.	17,532	407,093
Arch Capital Group Ltd. (a)	39,590	1,338,142
Assured Guaranty Ltd.	16,960	239,984
Brown & Brown, Inc.	36,380	793,448
CNO Financial Group, Inc. (a)	35,980	264,453
Crawford & Co. Class B	4,730	33,961
Delphi Financial Group, Inc. Class A	13,620	366,651
FBL Financial Group, Inc. Class A	8,190	257,821
Fidelity National Financial, Inc. Class A	32,910	536,433
Harleysville Group, Inc.	1,351	40,827

	Number of Shares	Value
HCC Insurance Holdings, Inc.	15,020	$452,553
Horace Mann Educators Corp.	14,940	217,526
Life Partners Holdings, Inc.	9,890	48,461
Lincoln National Corp.	2,580	68,370
Maiden Holdings Ltd.	25,660	237,868
Meadowbrook Insurance Group, Inc.	27,250	256,150
National Interstate Corp.	2,840	63,644
National Western Life Insurance Co. Class A	590	101,085
OneBeacon Insurance Group Ltd. Class A	11,360	144,726
The Phoenix Companies, Inc. (a)	11,810	28,344
Primerica, Inc.	22,700	490,774
Protective Life Corp.	15,220	323,577
Reinsurance Group of America, Inc. Class A	7,820	455,202
Selective Insurance Group, Inc.	1,320	21,635
StanCorp Financial Group, Inc.	8,854	294,484
Symetra Financial Corp.	28,190	354,066
Torchmark Corp.	5,785	233,656
Tower Group, Inc.	14,600	333,756
Universal Insurance Holdings, Inc.	4,550	19,429
Unum Group	8,510	207,559
W.R. Berkley Corp.	15,371	473,273

		11,106,378

Internet — 2.0%
eResearch Technology, Inc. (a)	11,862	75,561
Global Sources Ltd. (a)	3,860	35,551
HealthStream, Inc. (a)	1,710	23,153
IAC/InterActiveCorp (a)	1,760	72,846
j2 Global Communications, Inc. (a)	39,655	1,060,375
TIBCO Software, Inc. (a)	68,460	1,782,698
United Online, Inc.	6,180	36,895
ValueClick, Inc. (a)	26,320	475,339
Websense, Inc. (a)	19,920	451,786

		4,014,204

Investment Companies — 0.0%
Arlington Asset Investment Corp.	1,730	48,578

Lodging — 0.2%
Ameristar Casinos, Inc.	14,680	325,896

Machinery – Diversified — 1.5%
AGCO Corp. (a)	8,000	379,360
Alamo Group, Inc.	2,870	68,622
Albany International Corp. Class A	7,800	207,246
Applied Industrial Technologies, Inc.	14,820	473,054
Briggs & Stratton Corp.	25,030	429,014
DXP Enterprises, Inc. (a)	4,557	123,905
Kadant, Inc. (a)	5,290	139,180
NACCO Industries, Inc. Class A	648	58,890
Sauer-Danfoss, Inc. (a)	5,580	265,050
Wabtec Corp.	12,370	798,113

		2,942,434

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 1.0%
Actuant Corp. Class A	14,950	$369,414
Blount International, Inc. (a)	13,310	221,345
Ceradyne, Inc. (a)	500	16,205
FreightCar America, Inc. (a)	16,945	418,203
GP Strategies Corp. (a)	7,020	90,909
Leggett & Platt, Inc.	2,570	55,769
LSB Industries, Inc. (a)	2,940	116,836
Park-Ohio Holdings Corp. (a)	1,430	27,184
STR Holdings, Inc. (a)	10,130	139,389
Sturm, Ruger & Co., Inc.	7,270	198,616
Tredegar Corp.	9,880	188,313
Trimas Corp. (a)	10,770	258,157

		2,100,340

Media — 1.0%
Belo Corp. Class A (a)	22,240	155,458
DISH Network Corp. Class A (a)	1,750	51,853
FactSet Research Systems, Inc.	10,450	962,340
Gannett Co., Inc.	27,550	351,538
Journal Communications, Inc. Class A (a)	12,080	59,917
Lee Enterprises, Inc. (a)	41,090	37,803
Nexstar Broadcasting Group, Inc. Class A (a)	1,650	14,454
Sinclair Broadcast Group, Inc. Class A	34,362	340,527

		1,973,890

Metal Fabricate & Hardware — 0.3%
A.M. Castle & Co. (a)	130	2,257
Mueller Industries, Inc.	2,960	111,089
Worthington Industries, Inc.	22,970	481,681

		595,027

Mining — 0.9%
Century Aluminum Co. (a)	53,940	702,299
Compass Minerals International, Inc.	9,180	722,833
Horsehead Holding Corp. (a)	16,130	180,172
Noranda Aluminum Holding Corp. (a)	10,730	148,932
Stillwater Mining Co. (a)	7,760	118,728
Taseko Mines Ltd. (a)	2,590	11,526

		1,884,490

Office Furnishings — 0.4%
Herman Miller, Inc.	8,060	185,461
Knoll, Inc.	23,770	433,802
Steelcase, Inc. Class A	9,310	92,448

		711,711

Oil & Gas — 3.0%
Alon USA Energy, Inc.	2,690	32,710
CVR Energy, Inc. (a)	22,676	608,851
Delek US Holdings, Inc.	14,280	237,334
Kosmos Energy Ltd. (a)	30,930	469,827
Nabors Industries Ltd. (a)	4,530	119,637

	Number of Shares	Value
Parker Drilling Co. (a)	29,770	$188,742
Patterson-UTI Energy, Inc.	14,510	472,010
Petrobras Argentina SA ADR (Argentina)	8,280	162,288
PetroQuest Energy, Inc. (a)	31,780	258,371
Pioneer Drilling Co. (a)	14,930	242,911
Precision Drilling Corp. (a)	33,310	573,931
PrimeEnergy Corp. (a)	720	17,410
Stone Energy Corp. (a)	17,350	563,181
Tesoro Corp. (a)	18,040	438,192
VAALCO Energy, Inc. (a)	44,900	299,034
W&T Offshore, Inc.	19,010	515,171
Warren Resources, Inc. (a)	24,600	100,122
Western Refining, Inc. (a)	32,340	660,706

		5,960,428

Oil & Gas Services — 2.2%
Basic Energy Services, Inc. (a)	860	27,855
Bolt Technology Corp. (a)	4,860	61,382
Complete Production Services, Inc. (a)	11,530	448,287
Helix Energy Solutions Group, Inc. (a)	17,350	339,713
HollyFrontier Corp.	25,275	1,905,482
ION Geophysical Corp. (a)	6,490	65,809
Matrix Service Co. (a)	4,350	60,639
Newpark Resources, Inc. (a)	59,430	552,105
RPC, Inc.	18,670	440,985
Superior Energy Services, Inc. (a)	10,420	432,326
Tesco Corp. (a)	8,940	190,064

		4,524,647

Packaging & Containers — 0.9%
Ball Corp.	4,950	192,060
Graphic Packaging Holding Co. (a)	47,130	233,293
Packaging Corporation of America	56,000	1,493,520

		1,918,873

Pharmaceuticals — 3.9%
Align Technology, Inc. (a)	7,110	156,349
DepoMed, Inc. (a)	23,880	180,533
Endo Pharmaceuticals Holdings, Inc. (a)	12,268	456,983
Hi-Tech Pharmacal Co., Inc. (a)	9,360	264,794
Ista Pharmaceuticals, Inc. (a)	13,860	68,884
The Medicines Co. (a)	28,710	430,076
Neurocrine Biosciences, Inc. (a)	1,560	12,059
Obagi Medical Products, Inc. (a)	5,450	56,517
Omega Protein Corp. (a)	2,350	28,482
Perrigo Co.	9,500	857,945
Questcor Pharmaceuticals, Inc. (a)	86,618	2,689,489
Salix Pharmaceuticals Ltd. (a)	25,980	1,007,504
SciClone Pharmaceuticals, Inc. (a)	32,420	208,136
SXC Health Solutions Corp. (a)	8,150	514,509
USANA Health Sciences, Inc. (a)	6,290	172,032
ViroPharma, Inc. (a)	19,140	346,051

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Warner Chilcott PLC Class A	20,840	$438,057

		7,888,400

Pipelines — 0.7%
Crosstex Energy, Inc.	1,250	18,250
MarkWest Energy Partners LP	31,020	1,438,087

		1,456,337

Real Estate — 0.0%
Alto Palermo SA ADR (Argentina)	370	7,811
MI Developments, Inc.	150	4,503

		12,314

Real Estate Investment Trusts (REITS) — 9.3%
American Campus Communities, Inc.	14,440	537,457
Apartment Investment & Management Co. Class A	10,230	279,279
Associated Estates Realty Corp.	18,260	331,419
Brandywine Realty Trust	17,120	205,269
BRE Properties, Inc.	10,450	548,416
Camden Property Trust	6,620	444,003
CBL & Associates Properties, Inc.	24,530	435,653
Chatham Lodging Trust	30,730	478,159
Colonial Properties Trust	13,260	285,753
Cypress Sharprige Investments, Inc	60,780	748,202
Developers Diversified Realty Corp.	19,430	283,872
Digital Realty Trust, Inc.	31,800	1,946,478
Douglas Emmett, Inc.	14,820	296,400
Duke Realty Corp.	18,920	265,637
Eastgroup Properties	2,420	107,738
Education Realty Trust, Inc.	4,690	41,178
Equity Lifestyle Properties, Inc.	6,920	450,907
Essex Property Trust, Inc.	3,710	520,736
Extra Space Storage, Inc.	23,470	498,972
Glimcher Realty Trust	7,390	72,792
Hatteras Financial Corp.	38,340	1,028,279
Home Properties, Inc.	8,460	554,299
Hospitality Properties Trust	11,770	297,192
LaSalle Hotel Properties	64,680	1,617,647
Lexington Realty Trust	22,430	188,412
Mid-America Apartment Communities, Inc.	26,892	1,903,685
Post Properties, Inc.	5,920	251,008
Ramco-Gershenson Properties Trust	9,790	120,123
Starwood Property Trust, Inc.	65,810	1,276,714
Sun Communities, Inc.	6,230	238,422
Tanger Factory Outlet Centers, Inc.	57,480	1,577,826
Taubman Centers, Inc.	7,720	462,428
U-Store-It Trust	39,680	422,592
Weingarten Realty Investors	2,020	51,954

		18,768,901

Retail — 7.5%
Advance Auto Parts, Inc.	3,800	208,886
AFC Enterprises (a)	3,350	51,757

	Number of Shares	Value
American Eagle Outfitters, Inc.	6,370	$83,702
ANN, Inc. (a)	9,690	251,359
Biglari Holdings, Inc. (a)	50	18,408
Bob Evans Farms, Inc.	300	10,362
Brinker International, Inc.	18,000	432,360
Cash America International, Inc.	7,850	439,286
Casual Male Retail Group, Inc. (a)	2,440	10,272
The Cato Corp. Class A	17,211	478,810
The Cheesecake Factory, Inc. (a)	9,050	260,911
Chico’s FAS, Inc.	19,080	287,917
The Children’s Place Retail Store, Inc. (a)	36,660	1,771,411
Cost Plus, Inc. (a)	1,100	9,779
Cracker Barrel Old Country Store, Inc.	27,070	1,221,128
Dillard’s, Inc. Class A	11,390	640,801
Dunkin’ Brands Group, Inc. (a)	3,910	113,116
Express, Inc.	23,840	534,970
The Finish Line, Inc. Class A	21,920	466,896
Foot Locker, Inc.	23,110	502,180
Fred’s, Inc. Class A	3,750	49,425
GameStop Corp. Class A (a)	19,170	452,029
Insight Enterprises, Inc. (a)	20,171	339,478
The Men’s Wearhouse, Inc.	12,420	407,252
Nu Skin Enterprises, Inc. Class A	17,000	638,180
Papa John’s International, Inc. (a)	9,867	307,949
The Pep Boys-Manny, Moe & Jack	1,670	17,953
Pier 1 Imports, Inc. (a)	23,330	256,397
PVH Corp.	26,820	1,918,971
Sally Beauty Holdings, Inc. (a)	17,200	295,840
Select Comfort Corp. (a)	17,290	290,818
Shoe Carnival, Inc. (a)	2,070	65,391
Sonic Automotive, Inc. Class A	1,490	23,348
Stage Stores, Inc.	13,170	234,426
Texas Roadhouse, Inc.	5,830	96,312
Tractor Supply Co.	25,388	1,673,577
Williams-Sonoma, Inc.	10,340	382,787

		15,244,444

Savings & Loans — 1.0%
BankUnited, Inc.	33,320	830,001
First Defiance Financial Corp. (a)	6,600	96,756
First Niagara Financial Group, Inc.	87,737	1,074,778
OceanFirst Financial Corp.	2,590	34,836

		2,036,371

Semiconductors — 6.9%
Amtech Systems, Inc. (a)	4,340	77,903
ASM International NV	4,140	117,659
Atmel Corp. (a)	30,790	372,559
ATMI, Inc. (a)	7,980	148,827
Avago Technologies Ltd.	7,910	266,013
Brooks Automation, Inc. (a)	32,020	304,510
Cirrus Logic, Inc. (a)	19,950	302,841

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cohu, Inc.	2,170	$27,168
Cypress Semiconductor Corp. (a)	20,100	413,658
Entegris, Inc. (a)	31,090	266,441
Entropic Communications, Inc. (a)	30,090	201,001
Fairchild Semiconductor International, Inc. (a)	33,800	507,338
GSI Technology, Inc. (a)	15,510	99,574
Himax Technologies, Inc. ADR (Cayman Islands)	33,950	59,412
Integrated Device Technology, Inc. (a)	51,550	352,602
Integrated Silicon Solution, Inc. (a)	4,400	39,116
International Rectifier Corp. (a)	12,810	329,089
Intersil Corp. Class A	4,400	53,020
IXYS Corp. (a)	6,920	94,389
KLA-Tencor Corp.	6,040	240,513
Kulicke & Soffa Industries, Inc. (a)	25,470	234,324
Lam Research Corp. (a)	6,160	251,821
Lattice Semiconductor Corp. (a)	67,720	419,864
LSI Corp. (a)	33,720	248,179
LTX-Credence Corp. (a)	19,290	138,695
Magnachip Semiconductor Corp. (a)	1,460	15,491
Marvell Technology Group Ltd. (a)	2,920	43,274
Maxim Integrated Products, Inc.	12,630	289,985
Micrel, Inc.	40,853	414,658
Mindspeed Technologies, Inc. (a)	2,120	14,437
MKS Instruments, Inc.	19,260	480,537
Nanometrics, Inc. (a)	20,430	345,063
Netlogic Microsystems, Inc. (a)	36,520	1,261,766
Novellus Systems, Inc. (a)	14,290	443,562
OmniVision Technologies, Inc. (a)	12,130	354,681
ON Semiconductor Corp. (a)	41,690	362,286
Photronics, Inc. (a)	32,150	240,482
QLogic Corp. (a)	29,080	441,144
Rudolph Technologies, Inc. (a)	11,850	101,791
Semtech Corp. (a)	82,609	1,924,790
Skyworks Solutions, Inc. (a)	30,570	773,727
Standard Microsystems Corp. (a)	3,700	87,542
Teradyne, Inc. (a)	28,110	379,204
Veeco Instruments, Inc. (a)	9,340	371,639

		13,912,575

Software — 1.9%
CSG Systems International, Inc. (a)	16,307	289,612
Emdeon, Inc. Class A (a)	3,840	59,520
JDA Software Group, Inc. (a)	1,750	48,930
MedQuist Holdings, Inc. (a)	17,730	237,405
Monotype Imaging Holdings, Inc. (a)	6,990	95,763
MSCI, Inc. Class A (a)	63,310	2,246,872
Renaissance Learning, Inc.	3,230	41,506
Solarwinds, Inc. (a)	33,430	719,079
Take-Two Interactive Software, Inc. (a)	9,910	133,686

		3,872,373

	Number of Shares	Value
Telecommunications — 3.0%
Aruba Networks, Inc. (a)	22,600	$518,670
Brasil Telecom SA Sponsored ADR (Brazil)	4,240	109,562
Cellcom Israel Ltd.	17,470	459,985
Cincinnati Bell, Inc. (a)	73,131	253,033
Finisar Corp. (a)	55,150	939,756
General Communication, Inc. Class A (a)	7,990	90,686
Mastec, Inc. (a)	21,360	445,997
NeuStar, Inc. Class A (a)	12,880	335,395
Nortel Inversora SA Series B ADR (Argentina) (a)	3,550	97,731
Oplink Communications, Inc. (a)	2,350	39,668
Partner Communications Sponsored ADR (Israel)	6,430	93,042
Plantronics, Inc.	9,100	311,675
Polycom, Inc. (a)	32,620	881,719
RF Micro Devices, Inc. (a)	60,260	406,755
Telecom Argentina SA Sponsored ADR (Argentina)	15,130	382,638
USA Mobility, Inc.	20,114	332,082
Vonage Holdings Corp. (a)	103,170	413,712
Westell Technologies, Inc. (a)	3,900	11,115

		6,123,221

Textiles — 0.0%
G&K Services, Inc. Class A	1,350	45,995

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (a)	12,810	223,535

Transportation — 2.3%
Genesee & Wyoming, Inc. Class A (a)	14,750	811,840
Heartland Express, Inc.	7,830	119,956
Hub Group, Inc. Class A (a)	38,590	1,369,173
Old Dominion Freight Line, Inc. (a)	61,095	2,263,570
RailAmerica, Inc. (a)	6,660	99,101
Saia, Inc. (a)	5,260	79,268

		4,742,908

Trucking & Leasing — 0.2%
AMERCO, Inc (a)	4,240	382,194

Water — 0.3%
Aqua America, Inc.	25,050	529,808

TOTAL COMMON STOCK (Cost $178,549,179)		200,553,317

TOTAL EQUITIES (Cost $178,549,179)		200,553,317

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	600	$6

TOTAL RIGHTS (Cost $0)		6

TOTAL LONG-TERM INVESTMENTS (Cost $178,549,179)		200,553,323

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/29/11, 0.010%, due 8/01/11 (c)	$1,515,754	1,515,754

TOTAL SHORT-TERM INVESTMENTS (Cost $1,515,754)		1,515,754

TOTAL INVESTMENTS — 100.0% (Cost $180,064,933) (d)		202,069,077

Other Assets/(Liabilities) — (0.0)%		(90,071)

NET ASSETS — 100.0%		$201,979,006

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,515,755. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 4/01/25, and an aggregate market value, including accrued interest, of $1,546,088.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 97.6%
Aerospace & Defense — 2.7%
Embraer SA Sponsored ADR (Brazil)	129,230	$3,814,869
European Aeronautic Defence and Space Co.	206,370	7,128,684

		10,943,553

Apparel — 1.1%
Tod’s SpA	33,452	4,472,805

Auto Manufacturers — 0.1%
Bayerische Motoren Werke AG	6,466	648,320

Banks — 4.1%
Banco Bilbao Vizcaya Argentaria SA	433,628	4,536,419
Bank of America Corp.	193,030	1,874,321
HSBC Holdings PLC	436,409	4,293,950
Societe Generale	49,720	2,453,196
Sumitomo Mitsui Financial Group, Inc.	106,900	3,374,776

		16,532,662

Beverages — 3.1%
Companhia de Bebidas das Americas ADR (Brazil)	137,200	4,118,744
Fomento Economico Mexicano SAB de CV	849,526	6,152,157
Grupo Modelo SAB de CV Class C	358,541	2,213,446

		12,484,347

Biotechnology — 0.7%
Amgen, Inc. (a)	30,920	1,691,324
Basilea Pharmaceutica (a)	2,807	206,992
Dendreon Corp. (a)	30,370	1,120,653

		3,018,969

Chemicals — 0.8%
Linde AG	17,745	3,185,441

Commercial Services — 1.8%
Automatic Data Processing, Inc.	83,610	4,305,079
Multiplus SA	37,800	655,166
Secom Co. Ltd.	43,500	2,174,820
Zee Learn Ltd. (a)	72,963	35,152

		7,170,217

Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	69,650	5,877,067

Diversified Financial — 5.3%
BM&F BOVESPA SA	639,800	3,741,810
Credit Suisse Group (a)	216,605	7,798,369
The Goldman Sachs Group, Inc.	34,890	4,709,103
UBS AG (a)	313,955	5,185,109

		21,434,391

	Number of Shares	Value
Electric — 0.7%
Fortum OYJ	114,499	$3,022,434

Electrical Components & Equipment — 1.2%
Emerson Electric Co.	65,590	3,219,813
Prysmian SpA	99,793	1,842,513

		5,062,326

Electronics — 6.2%
Fanuc Ltd.	16,900	3,201,529
Hoya Corp.	152,400	3,707,124
Keyence Corp.	13,920	3,931,131
Koninklijke Philips Electronics NV	171,159	4,262,642
Kyocera Corp.	24,400	2,610,698
Murata Manufacturing Co. Ltd.	78,110	5,082,348
Nidec Corp.	25,500	2,534,746

		25,330,218

Entertainment — 0.5%
Lottomatica SpA (a)	61,868	1,218,007
Shuffle Master, Inc. (a)	92,200	859,304

		2,077,311

Foods — 2.5%
Nestle SA	76,377	4,858,660
Unilever PLC	164,007	5,240,252

		10,098,912

Health Care – Products — 1.2%
Zimmer Holdings, Inc. (a)	79,070	4,745,781

Health Care – Services — 3.0%
Aetna, Inc.	149,410	6,199,021
WellPoint, Inc.	88,000	5,944,400

		12,143,421

Holding Company – Diversified — 1.9%
LVMH Moet Hennessy Louis Vuitton SA	41,730	7,616,299

Home Furnishing — 1.2%
Sony Corp.	188,200	4,751,769

Insurance — 5.9%
Aflac, Inc.	70,920	3,266,575
Allianz SE	45,619	5,965,268
The Dai-ichi Life Insurance Co. Ltd.	3,105	4,392,786
Fidelity National Financial, Inc. Class A	140,640	2,292,432
Prudential PLC	382,732	4,302,520
XL Group PLC	177,870	3,649,892

		23,869,473

Internet — 4.0%
eBay, Inc. (a)	367,510	12,035,953
Google, Inc. Class A (a)	6,800	4,105,092

		16,141,045

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 1.1%
Investor AB Class B	203,462	$4,409,817

Leisure Time — 1.3%
Carnival Corp.	162,400	5,407,920

Manufacturing — 4.2%
3M Co.	56,950	4,962,623
Siemens AG	93,252	11,969,928

		16,932,551

Media — 4.0%
Grupo Televisa SA Sponsored ADR (Mexico)	197,780	4,388,738
The McGraw-Hill Cos., Inc.	84,110	3,498,976
The Walt Disney Co.	166,820	6,442,588
Wire and Wireless India Ltd. (a)	386,427	73,901
Zee Entertainment Enterprises Ltd.	579,219	1,724,843

		16,129,046

Metal Fabricate & Hardware — 1.4%
ASSA ABLOY AB Series B	217,994	5,588,604

Oil & Gas — 1.3%
Total SA	79,190	4,268,331
YPF SA Sponsored ADR (Argentina)	24,660	1,049,776

		5,318,107

Oil & Gas Services — 2.6%
Technip SA	60,290	6,571,596
Transocean Ltd.	65,592	4,037,844

		10,609,440

Pharmaceuticals — 4.5%
Allergan, Inc.	15,130	1,230,220
Amylin Pharmaceuticals, Inc. (a)	160,340	1,909,650
Bayer AG	51,991	4,176,772
Gilead Sciences, Inc. (a)	35,030	1,483,871
Mitsubishi Tanabe Pharma Corp.	118,400	2,145,275
Pfizer, Inc.	57,210	1,100,720
Roche Holding AG	15,151	2,715,774
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	35,890	1,673,910
Theravance, Inc. (a)	84,680	1,810,458

		18,246,650

Real Estate — 0.2%
DLF Ltd.	177,615	931,358

Retail — 6.7%
E-Mart Co. Ltd. (a)	9,069	2,365,527
Inditex SA	70,846	6,397,461
McDonald’s Corp.	83,490	7,220,215
PPR	16,880	3,109,713
Shinsegae Co. Ltd.	2,468	767,523
Tiffany & Co.	94,190	7,496,582

		27,357,021

	Number of Shares	Value
Semiconductors — 4.8%
Altera Corp.	205,330	$8,393,890
Maxim Integrated Products, Inc.	208,600	4,789,456
MediaTek, Inc.	226,704	2,028,744
Taiwan Semiconductor Manufacturing Co. Ltd.	1,695,505	4,233,019

		19,445,109

Software — 7.5%
Adobe Systems, Inc. (a)	157,930	4,377,820
Infosys Technologies Ltd.	80,536	5,031,833
Intuit, Inc. (a)	145,400	6,790,180
Microsoft Corp.	216,600	5,934,840
SAP AG	134,270	8,415,948

		30,550,621

Telecommunications — 7.2%
Corning, Inc.	203,390	3,235,935
Juniper Networks, Inc. (a)	185,880	4,347,733
KDDI Corp.	697	5,185,978
Telefonaktiebolaget LM Ericsson Class B	1,328,445	16,620,487

		29,390,133

Toys, Games & Hobbies — 0.3%
Nintendo Co. Ltd.	8,900	1,419,094

Transportation — 0.7%
All America Latina Logistica SA	109,400	790,070
TNT Express NV (a)	107,307	1,087,035
TNT NV	107,307	835,823

		2,712,928

Venture Capital — 0.4%
3i Group PLC	384,131	1,685,552

TOTAL COMMON STOCK (Cost $333,186,222)		396,760,712

PREFERRED STOCK — 1.7%
Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG 0.770%	112,458	7,086,417

TOTAL PREFERRED STOCK (Cost $4,129,731)		7,086,417

TOTAL EQUITIES (Cost $337,315,953)		403,847,129

TOTAL LONG-TERM INVESTMENTS (Cost $337,315,953)		403,847,129

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.3% (Cost $337,315,953) (b)	$403,847,129

Other Assets/(Liabilities) — 0.7%	2,910,669

NET ASSETS — 100.0%	$406,757,798

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 96.1%
Aerospace & Defense — 1.8%
Empresa Brasileira de Aeronautica SA	688,719	$4,978,264
European Aeronautic Defence and Space Co.	236,280	8,161,871

		13,140,135

Apparel — 1.7%
Burberry Group PLC	485,250	11,833,473

Auto Manufacturers — 0.9%
Bayerische Motoren Werke AG	60,190	6,035,006

Banks — 0.4%
ICICI Bank Ltd. Sponsored ADR (India)	64,725	3,014,243

Beverages — 3.6%
C&C Group PLC	1,718,501	8,733,019
Diageo PLC	362,371	7,367,693
Heineken NV	39,884	2,357,123
Pernod-Ricard SA	72,225	7,135,266

		25,593,101

Biotechnology — 1.3%
CSL Ltd.	250,900	8,465,989
Marshall Edwards, Inc. (a)	209,198	453,960
Tyrian Diagnostics Ltd. (a)	16,676,300	93,050

		9,012,999

Building Materials — 1.4%
James Hardie Industries NV (a)	921,700	5,784,758
Sika AG	1,893	4,424,905

		10,209,663

Chemicals — 1.9%
Brenntag AG	48,287	4,924,997
Filtrona PLC	1,485,858	8,315,394

		13,240,391

Commercial Services — 9.3%
Aggreko PLC	402,571	12,702,347
Benesse Holdings, Inc.	58,347	2,526,475
BTG PLC (a)	527,399	2,418,982
Bunzl PLC	850,928	10,730,622
Capita Group PLC	931,820	10,938,257
De La Rue PLC	219,690	2,807,125
Dignity PLC	227,940	2,977,801
Edenred	114,410	3,295,171
Experian PLC	773,750	10,144,268
MegaStudy Co. Ltd.	14,476	2,067,357
Prosegur Cia de Seguridad SA	122,350	5,628,483
Zee Learn Ltd. (a)	152,101	73,278

		66,310,166

	Number of Shares	Value
Computers — 1.1%
Gemalto NV	114,920	$5,462,969
HTC Corp.	67,000	1,993,158

		7,456,127

Cosmetics & Personal Care — 0.4%
L’Oreal	23,180	2,780,484

Distribution & Wholesale — 0.6%
Wolseley PLC	133,843	3,959,803

Diversified Financial — 3.5%
BinckBank NV	465,959	6,425,426
Collins Stewart PLC	1,644,684	1,993,028
Housing Development Finance Corp.	104,862	1,638,025
ICAP PLC	1,357,012	9,928,063
Swissquote Group Holding SA	38,311	1,785,190
Tullett Prebon PLC	547,141	3,167,216

		24,936,948

Electrical Components & Equipment — 0.9%
Legrand SA	99,860	3,867,871
Schneider Electric SA	18,710	2,696,206

		6,564,077

Electronics — 6.4%
Fanuc Ltd.	21,600	4,091,896
Hoya Corp.	294,500	7,163,701
Ibiden Co. Ltd.	69,494	2,117,002
Keyence Corp.	23,309	6,582,667
Nidec Corp.	150,300	14,940,090
Nippon Electric Glass Co. Ltd.	204,000	2,582,062
Omron Corp.	90,821	2,558,465
Phoenix Mecano	7,696	5,651,272

		45,687,155

Energy – Alternate Sources — 0.1%
Ceres Power Holdings PLC (a)	1,273,922	651,121

Engineering & Construction — 3.0%
ABB Ltd. (a)	407,514	9,743,758
Boskalis Westminster	111,674	4,690,460
Leighton Holdings Ltd.	69,442	1,608,110
Trevi Finanziaria SpA	391,834	4,986,810

		21,029,138

Entertainment — 0.8%
William Hill PLC	1,598,000	6,022,836

Foods — 4.4%
Aryzta AG	136,241	7,445,908
Barry Callebaut AG (a)	9,176	9,678,257
Nestle SA	65,735	4,181,679
Unilever PLC	207,884	6,642,183
Woolworths Ltd.	119,602	3,536,792

		31,484,819

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 6.5%
Cie Generale d’Optique Essilor International SA	66,690	$5,344,144
DiaSorin SpA	103,547	5,107,480
Luxottica Group SpA	156,972	4,980,952
Nobel Biocare Holding AG (a)	166,080	3,177,972
Ortivus AB Class A (a) (b)	114,300	196,620
Ortivus AB Class B (a) (b)	859,965	427,037
Smith & Nephew PLC	301,965	3,167,594
Sonova Holding AG	40,657	3,818,495
Straumann Holding AG	15,598	3,552,128
Synthes, Inc. (c)	43,003	7,740,911
Terumo Corp.	74,500	4,196,953
William Demant Holding (a)	54,945	4,810,602

		46,520,888

Health Care – Services — 1.1%
Sonic Healthcare Ltd.	587,167	7,843,096

Holding Company – Diversified — 1.3%
LVMH Moet Hennessy Louis Vuitton SA	52,200	9,527,217

Home Furnishing — 0.7%
SEB SA	52,419	5,165,008

Household Products — 0.9%
Reckitt Benckiser Group PLC	116,736	6,596,399

Insurance — 1.0%
AMP Ltd.	382,923	1,915,628
Prudential PLC	437,965	4,923,427

		6,839,055

Internet — 1.8%
Dena Co. Ltd.	142,300	7,099,646
eAccess Ltd.	4,345	1,922,892
United Internet AG	200,430	4,062,873

		13,085,411

Leisure Time — 0.5%
Carnival Corp.	110,390	3,675,987

Machinery – Construction & Mining — 2.6%
Atlas Copco AB A Shares	195,202	4,590,794
Outotec OYJ	95,427	4,673,384
Rio Tinto PLC	127,434	8,895,954

		18,160,132

Machinery – Diversified — 0.9%
Demag Cranes AG (a)	38,949	2,546,443
The Weir Group PLC	106,140	3,671,897

		6,218,340

Manufacturing — 2.8%
Aalberts Industries NV	608,898	11,834,057
Siemens AG	64,268	8,249,510

		20,083,567

	Number of Shares	Value
Media — 1.2%
Grupo Televisa SA Sponsored ADR (Mexico)	125,160	$2,777,301
Vivendi SA	104,070	2,481,729
Zee Entertainment Enterprises Ltd.	1,008,197	3,002,286

		8,261,316

Metal Fabricate & Hardware — 0.8%
Vallourec SA	53,911	5,468,762

Mining — 1.4%
Impala Platinum Holdings Ltd.	255,661	6,516,936
Orica Ltd.	123,100	3,471,753

		9,988,689

Office Equipment/Supplies — 0.9%
Canon, Inc.	131,800	6,409,521

Oil & Gas — 2.2%
BG Group PLC	487,680	11,471,158
Cairn Energy PLC (a)	738,830	4,454,745

		15,925,903

Oil & Gas Services — 2.5%
Maire Tecnimont SpA	1,072,672	1,750,544
Saipem SpA	90,011	4,676,733
Schoeller-Bleckmann Oilfield Equipment AG	39,665	3,868,222
Technip SA	67,500	7,357,484

		17,652,983

Pharmaceuticals — 2.8%
Grifols SA	430,082	9,381,058
Novogen Ltd. (a)	2,646,478	546,040
Roche Holding AG	55,031	9,864,152

		19,791,250

Retail — 5.4%
Cie Financiere Richemont SA	79,438	5,108,536
Hennes & Mauritz AB Class B	79,239	2,700,963
Inditex SA	117,804	10,637,813
PPR	17,400	3,205,509
Shoppers Drug Mart Corp.	184,554	7,749,549
Swatch Group AG	16,914	9,144,343

		38,546,713

Semiconductors — 0.8%
ARM Holdings PLC	605,490	5,805,798

Software — 8.2%
Autonomy Corp. PLC (a)	692,416	18,989,339
Aveva Group PLC	114,133	3,181,217
Compugroup Holding AG	118,400	1,704,965
Dassault Systemes SA	89,780	7,897,676
Infosys Technologies Ltd.	44,830	2,800,947
SAP AG	192,442	12,062,128
Temenos Group AG (a)	405,617	9,710,530
The Sage Group PLC	516,230	2,313,233

		58,660,035

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 5.2%
BT Group PLC	3,678,954	$12,056,964
SES SA	135,660	3,667,015
Telecity Group PLC (a)	626,250	5,658,451
Telefonaktiebolaget LM Ericsson Class B	1,242,001	15,538,966

		36,921,396

Toys, Games & Hobbies — 0.1%
Nintendo Co. Ltd.	5,900	940,748

Transportation — 0.8%
Koninklijke Vopak NV	79,323	3,948,849
Toll Holdings Ltd.	148,864	739,710
Tsakos Energy Navigation Ltd.	75,668	685,552

		5,374,111

Venture Capital — 0.2%
3i Group PLC	396,474	1,739,712

TOTAL COMMON STOCK (Cost $528,998,306)		684,163,722

CONVERTIBLE PREFERRED STOCK — 0.7%
Oil & Gas — 0.7%
Ceres, Inc. Series C (Acquired 1/06/99-3/09/06, Cost $3,659,400) (a) (d) (e)	900,000	4,275,000
Ceres, Inc. Series C-1 (Acquired 7/31/01-2/05/07, Cost $384,192) (a) (d) (e)	96,820	459,895
Ceres, Inc. Series D (Acquired 1/06/99, Cost $118,800) (a) (d) (e)	29,700	151,470

		4,886,365

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,162,392)		4,886,365

PREFERRED STOCK — 1.4%
Mining — 1.4%
Vale SA Sponsored ADR (Brazil) 5.800%	336,130	9,922,558

TOTAL PREFERRED STOCK (Cost $1,453,274)		9,922,558

TOTAL EQUITIES (Cost $534,613,972)		698,972,645

	Number of Shares	Value
WARRANTS — 0.0%
Biotechnology — 0.0%
Tyrian Diagnostics Ltd. Expires 12/20/13, Strike 0.01 (a)	4,657,320	$10,233

TOTAL WARRANTS (Cost $0)		10,233

MUTUAL FUNDS — 1.7%
Diversified Financial — 1.7%
Oppenheimer Institutional Money Market Fund Class E (b)	12,184,669	12,184,669

TOTAL MUTUAL FUNDS (Cost $12,184,669)		12,184,669

TOTAL LONG-TERM INVESTMENTS (Cost $546,798,641)		711,167,547

TOTAL INVESTMENTS — 99.9% (Cost $546,798,641) (f)		711,167,547

Other Assets/(Liabilities) — 0.1%		465,909

NET ASSETS — 100.0%		$711,633,456

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2011, these securities amounted to a value of $7,740,911 or 1.09% of net assets.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	Restricted security. Certain securities are restricted as to resale. At July 31, 2011, these securities amounted to a value of $4,886,365 or 0.69% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Aerospace & Defense — 1.7%
Rolls-Royce Holdings PLC (a)	167,257	$1,781,720

Agriculture — 2.0%
Imperial Tobacco Group PLC	60,889	2,108,005

Auto Manufacturers — 1.8%
Bayerische Motoren Werke AG	19,185	1,923,602

Banks — 3.8%
DBS Group Holdings, Ltd.	154,000	1,981,422
Julius Baer Group Ltd. (a)	50,358	2,122,318

		4,103,740

Beverages — 1.9%
Heineken NV	34,256	2,024,511

Chemicals — 6.1%
Israel Chemicals Ltd.	151,081	2,527,893
Lintec Corp.	49,700	1,380,126
Syngenta AG (a)	6,196	1,976,043
Yara International ASA	11,976	681,180

		6,565,242

Cosmetics & Personal Care — 1.7%
Unicharm Corp.	40,500	1,829,318

Diversified Financial — 3.4%
Deutsche Boerse AG (a)	24,592	1,814,553
UBS AG (a)	110,445	1,824,049

		3,638,602

Electronics — 6.0%
Keyence Corp.	7,300	2,061,584
Kyocera Corp.	20,900	2,236,212
Nidec Corp.	21,600	2,147,079

		6,444,875

Foods — 0.8%
Marine Harvest	1,489,584	865,940

Health Care – Products — 2.2%
Fresenius SE & Co. KGaA	22,031	2,359,019

Holding Company – Diversified — 1.7%
Keppel Corp Ltd.	200,400	1,837,435

Household Products — 1.8%
Societe BIC SA	20,484	1,930,637

Insurance — 10.3%
Admiral Group PLC	72,257	1,829,231
Millea Holdings, Inc.	72,200	2,130,408
Muenchener Rueckversicherungs AG	11,636	1,722,491
Prudential PLC	153,262	1,722,910
SCOR SE	61,849	1,590,053
Zurich Financial Services AG (a)	8,343	1,979,975

		10,975,068

	Number of Shares	Value
Internet — 3.3%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	10,400	$1,633,528
Rakuten, Inc.	1,851	1,885,430

		3,518,958

Investment Companies — 1.7%
Resolution Ltd.	392,581	1,771,462

Iron & Steel — 1.9%
Hitachi Metals Ltd.	144,000	2,040,288

Lodging — 1.3%
SJM Holdings Ltd.	535,000	1,354,196

Media — 2.0%
Jupiter Telecommunications Co. Ltd.	1,545	1,801,760
WPP PLC	32,270	364,287

		2,166,047

Metal Fabricate & Hardware — 0.3%
MISUMI Group, Inc.	11,100	310,029

Mining — 10.0%
Centamin Egypt Ltd. (a)	966,713	2,150,029
Fresnillo PLC	87,755	2,507,867
Newcrest Mining Ltd.	58,855	2,553,644
Paladin Energy Ltd. (a)	517,305	1,484,368
Randgold Resources Ltd.	22,060	2,004,917

		10,700,825

Oil & Gas — 11.0%
BG Group PLC	93,476	2,198,733
BP PLC	258,612	1,944,069
Gazprom OAO Sponsored ADR (Russia) (a)	162,164	2,377,324
Niko Resources Ltd.	24,171	1,662,333
Total SA	36,944	1,991,277
Tullow Oil PLC	80,933	1,621,687

		11,795,423

Pharmaceuticals — 7.9%
Bayer AG	28,428	2,283,804
Chugai Pharmaceutical Co. Ltd.	87,400	1,551,639
Grifols SA (a)	20,044	437,205
Sanofi	27,422	2,128,720
Shire Ltd.	60,935	2,110,292

		8,511,660

Real Estate — 1.6%
Sun Hung Kai Properties Ltd.	112,000	1,700,526

Software — 1.7%
Autonomy Corp. PLC (a)	67,992	1,864,664

Telecommunications — 8.5%
America Movil SAB de CV Series L ADR (Mexico)	75,918	1,958,685

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KT Corp. Sponsored ADR (Republic of Korea)	109,997	$2,173,541
Nippon Telegraph & Telephone Corp.	40,900	2,020,698
NTT DOCOMO, Inc.	324	595,071
SES SA	85,702	2,316,604

		9,064,599

Water — 1.7%
Suez Environnement Co.	96,718	1,788,758

TOTAL COMMON STOCK (Cost $84,351,042)		104,975,149

TOTAL EQUITIES (Cost $84,351,042)		104,975,149

TOTAL LONG-TERM INVESTMENTS (Cost $84,351,042)		104,975,149

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/29/11, 0.010%, due 8/01/11 (b)	$1,955,693	1,955,693

TOTAL SHORT-TERM INVESTMENTS (Cost $1,955,693)		1,955,693

TOTAL INVESTMENTS — 99.9% (Cost $86,306,735) (c)		106,930,842

Other Assets/(Liabilities) — 0.1%		92,411

NET ASSETS — 100.0%		$107,023,253

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,955,695. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $1,997,219.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

July 31, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 89.8%
Apparel — 1.6%
Far Eastern New Century Corp.	1,594,000	$2,558,852

Auto Manufacturers — 0.6%
Tata Motors Ltd.	47,927	1,030,187

Automotive & Parts — 2.9%
Hero Honda Motors Ltd.	15,426	623,950
Hyundai Mobis	11,418	4,109,009

		4,732,959

Banks — 19.6%
Bank Mandari Tbk PT	2,521,777	2,322,611
Bank Rakyat Indonesia	2,734,500	2,218,346
China Construction Bank Corp. Class H	6,273,890	5,050,591
CIMB Group Holdings Bhd	847,200	2,360,255
Credicorp Ltd.	19,100	1,866,070
HDFC Bank Ltd. ADR (India)	80,000	2,780,800
Industrial & Commercial Bank of China	7,142,670	5,461,973
KB Financial Group, Inc.	52,945	2,631,149
Powszechna Kasa Oszczednosci Bank Polski SA	153,761	2,268,572
Sberbank	1,359,701	4,969,046

		31,929,413

Beverages — 1.3%
Companhia de Bebidas das Americas ADR (Brazil)	72,222	2,168,105

Chemicals — 3.6%
LG Chem Ltd.	6,097	2,713,173
Uralkali Sponsored GDR (Russia) (a) (b)	43,350	2,129,318
Uralkali GDR (Russia) (a) (b)	20,050	987,663

		5,830,154

Commercial Services — 1.4%
CCR SA	76,546	2,304,499

Computers — 3.0%
Lenovo Group Ltd.	3,950,000	2,497,664
Tata Consultancy Services Ltd.	94,635	2,432,289

		4,929,953

Diversified Financial — 2.8%
Grupo Financiero Banorte SAB de CV Class O	573,551	2,511,696
Mega Financial Holding Co. Ltd.	2,102,000	2,022,693

		4,534,389

Electrical Components & Equipment — 0.5%
Exide Industries Ltd.	234,812	824,968

	Number of Shares	Value
Electronics — 2.6%
Hon Hai Precision Industry Co. Ltd.	1,465,156	$4,181,268

Foods — 2.0%
China Yurun Food Group Ltd.	425,000	1,332,512
X5 Retail Group NV GDR (Netherlands) (a) (b)	35,964	1,488,083
X5 Retail Group NV GDR (Netherlands) (a) (b)	8,768	366,239

		3,186,834

Health Care – Products — 1.9%
Hengan International Group Co. Ltd.	356,500	3,092,436

Health Care – Services — 1.1%
Diagnosticos da America SA	140,200	1,740,239

Insurance — 1.7%
Ping An Insurance Group Co. of China Ltd. Class H	280,500	2,740,903

Internet — 1.5%
Tencent Holdings Ltd.	95,900	2,505,269

Iron & Steel — 2.0%
Mechel Sponsored ADR (Russia)	65,124	1,620,285
Ternium SA Sponsored ADR (Luxembourg)	56,800	1,646,632

		3,266,917

Lodging — 1.0%
Genting Bhd	439,800	1,600,696

Media — 1.3%
Dish TV India Ltd. (a)	242,169	465,785
Naspers Ltd.	30,727	1,636,786

		2,102,571

Mining — 6.1%
Antofagasta PLC	95,810	2,194,256
Kinross Gold Corp.	170,947	2,793,274
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	54,400	4,940,064

		9,927,594

Oil & Gas — 11.1%
CNOOC Ltd.	2,685,000	5,967,836
Gazprom OAO Sponsored ADR (Russia) (a)	219,637	3,219,878
Pacific Rubiales Energy Corp.	40,721	1,171,190
Petroleo Brasileiro SA Sponsored ADR (Brazil)	151,359	4,651,262
QGEP Participacoes SA	66,000	753,264
Sasol Ltd.	23,235	1,161,607
Tupras-Turkiye Petrol Rafinerileri AS	44,887	1,092,089

		18,017,126

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 3.8%
China Overseas Land & Investment Ltd.	1,414,000	$3,174,884
China Resources Land Ltd.	1,060,000	2,090,420
PDG Realty SA Empreendimentos e Participacoes	167,300	884,586

		6,149,890

Retail — 6.2%
Astra International Tbk PT	296,500	2,453,067
Belle International Holdings Ltd.	1,172,000	2,573,390
Lojas Renner SA	28,388	1,020,310
Lotte Shopping Co. Ltd.	5,200	2,243,911
Parkson Retail Group Ltd.	123,000	173,672
President Chain Store Corp.	263,000	1,682,611

		10,146,961

Semiconductors — 4.5%
Samsung Electronics Co., Ltd.	5,230	4,180,033
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	249,617	3,085,266

		7,265,299

Shipbuilding — 1.3%
Hyundai Heavy Industries Co. Ltd.	5,714	2,207,124

Software — 1.1%
Infosys Ltd. Sponsored ADR (India)	28,388	1,766,301

Telecommunications — 3.3%
America Movil SAB de CV Series L ADR (Mexico)	156,656	4,041,725
MTN Group Ltd.	58,600	1,265,656

		5,307,381

TOTAL COMMON STOCK (Cost $131,144,674)		146,048,288

PREFERRED STOCK — 6.8%
Banks — 2.0%
Banco Bradesco SA 3.470%	171,456	3,261,406

Mining — 4.8%
Vale SA Sponsored ADR (Brazil) 5.800%	263,777	7,786,697

TOTAL PREFERRED STOCK (Cost $10,261,121)		11,048,103

TOTAL EQUITIES (Cost $141,405,795)		157,096,391

TOTAL LONG-TERM INVESTMENTS (Cost $141,405,795)		157,096,391

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.2%
Repurchase Agreement — 3.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/29/11, 0.010%, due 8/01/11 (c)	$5,102,793	$5,102,793

TOTAL SHORT-TERM INVESTMENTS (Cost $5,102,793)		5,102,793

TOTAL INVESTMENTS — 99.8% (Cost $146,508,588) (d)		162,199,184

Other Assets/(Liabilities) — 0.2%		370,134

NET ASSETS — 100.0%		$162,569,318

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2011, these securities amounted to a value of $4,971,303 or 3.06% of net assets.
(c)	Maturity value of $5,102,797. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/15/17, and an aggregate market value, including accrued interest, of $5,205,744.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”), MassMutual Premier Core Bond Fund (“Core Bond Fund”), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier High Yield Fund (“High Yield Fund”), MassMutual Premier International Bond Fund (“International Bond Fund”), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Value Fund (“Value Fund”), MassMutual Premier Disciplined Value Fund (formerly known as MassMutual Premier Enhanced Index Value Fund) (“Disciplined Value Fund”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Disciplined Growth Fund (formerly known as MassMutual Premier Enhanced Index Growth Fund) (“Disciplined Growth Fund”), MassMutual Premier Discovery Value Fund (“Discovery Value Fund”), MassMutual Premier Main Street Small/Mid Cap Fund (formerly known as MassMutual Premier Main Street Small Cap Fund) (“Main Street Small/Mid Cap Fund”), MassMutual Premier Small/Mid Cap Opportunities Fund (formerly known as MassMutual Premier Small Company Opportunities Fund) (“Small/Mid Cap Opportunities Fund”), MassMutual Premier Global Fund (“Global Fund”), MassMutual Premier International Equity Fund (“International Equity Fund”), MassMutual Premier Focused International Fund (“Focused International Fund”), and MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”).

Each Fund other than the Money Market Fund, International Bond Fund, Balanced Fund, Disciplined Growth Fund, Small/Mid Cap Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. Additionally, the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Focused International Fund, and Strategic Emerging Markets Fund have a sixth class of shares: Class Z. Class Z shares commenced operations on December 3, 2010 for Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, and Focused International Fund. Class Z shares commenced operations on March 1, 2011 for Inflation-Protected and Income Fund, High Yield Fund, and Strategic Emerging Markets Fund. The Money Market Fund, International Bond Fund, Balanced Fund, Disciplined Growth Fund, Small/Mid Cap Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund do not offer Class N shares. The Money Market Fund also does not offer Class L shares. Class N shares of the Money Market Fund, International Bond Fund, Balanced Fund, Disciplined Growth Fund, Small/Mid Cap Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund were eliminated as of February 22, 2011. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment	Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in

Notes to Portfolio of Investments (Unaudited) (Continued)

the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds, excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Portfolio of Investments (Unaudited) (Continued)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments (Unaudited) (Continued)

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Money Market Fund and Inflation-Protected and Income Fund characterized all investments at Level 2, as of July 31, 2011. The Value Fund, Disciplined Value Fund, Enhanced Index Core Equity Fund, Main Street Fund, Disciplined Growth Fund, and Discovery Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of July 31, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of July 31, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$135,748,012	$-	$135,748,012

Total Municipal Obligations	-	3,521,924	-	3,521,924

Non-U.S. Government Agency Obligations
Automobile ABS	-	18,330,966	-	18,330,966
Commercial MBS	-	31,646,880	-	31,646,880
Home Equity ABS	-	13,206,880	-	13,206,880
Manufactured Housing ABS	-	394,219	-	394,219
Other ABS	-	8,074,810	1,174,880	9,249,690
Student Loans ABS	-	21,448,052	-	21,448,052
WL Collateral CMO	-	6,690,551	-	6,690,551
WL Collateral PAC	-	1,250,476	-	1,250,476

Total Non-U.S. Government Agency Obligations	-	101,042,834	1,174,880	102,217,714

U.S. Government Agency Obligations and Instrumentalities
Pass-through Securities	-	94,026,146	-	94,026,146

Total U.S. Government Agency Obligations and Instrumentalities	-	94,026,146	-	94,026,146

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	32,930,470	-	32,930,470

Total U.S. Treasury Obligations	-	32,930,470	-	32,930,470

Total Bonds & Notes	-	367,269,386	1,174,880	368,444,266

Total Long-Term Investments	-	367,269,386	1,174,880	368,444,266

Total Short-Term Investments	-	225,962,059	-	225,962,059

Total Investments	$-	$593,231,445	$1,174,880	$594,406,325

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$513,884,131	$654,060	$514,538,191

Total Municipal Obligations	-	14,514,736	-	14,514,736

Non-U.S. Government Agency Obligations
Automobile ABS	-	10,150,762	-	10,150,762
Commercial MBS	-	87,326,308	-	87,326,308
Home Equity ABS	-	36,967,794	-	36,967,794
Other ABS	-	7,611,033	3,671,500	11,282,533
Student Loans ABS	-	35,398,089	-	35,398,089
WL Collateral CMO	-	18,977,900	-	18,977,900
WL Collateral PAC	-	2,369,446	-	2,369,446

Total Non-U.S. Government Agency Obligations	-	198,801,332	3,671,500	202,472,832

Total Sovereign Debt Obligations	-	11,253,282	-	11,253,282

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	2,329,707	-	2,329,707
Pass-through Securities	-	521,620,198	-	521,620,198

Total U.S. Government Agency Obligations and Instrumentalities	-	523,949,905	-	523,949,905

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	153,906,621	-	153,906,621

Total U.S. Treasury Obligations	-	153,906,621	-	153,906,621

Total Bonds & Notes	-	1,416,310,007	4,325,560	1,420,635,567

Total Long-Term Investments	-	1,416,310,007	4,325,560	1,420,635,567

Total Short-Term Investments	-	520,025,000	-	520,025,000

Total Investments	$-	$1,936,335,007	$4,325,560	$1,940,660,567

Diversified Bond Fund
Equities
Common Stock
Basic Materials	$-	$-	$114,342	$114,342

Total Common Stock	-	-	114,342	114,342

Total Equities	-	-	114,342	114,342

Bonds & Notes
Total Corporate Debt	-	71,291,335	-	71,291,335

Total Municipal Obligations	-	3,624,491	-	3,624,491

Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	230,231	-	230,231
Automobile ABS	-	196,985	-	196,985
Commercial MBS	-	8,729,810	-	8,729,810
Home Equity ABS	-	4,862,931	-	4,862,931
Other ABS	-	347,698	862,802	1,210,500

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund (Continued)
Student Loans ABS	$-	$2,842,219	$-	$2,842,219
WL Collateral CMO	-	2,541,040	-	2,541,040
WL Collateral PAC	-	31,740	-	31,740

Total Non-U.S. Government Agency Obligations	-	19,782,654	862,802	20,645,456

Total Sovereign Debt Obligations	-	1,515,321	-	1,515,321

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	84,969	-	84,969
Pass-through Securities	-	61,592,781	-	61,592,781

Total U.S. Government Agency Obligations and Instrumentalities	-	61,677,750	-	61,677,750

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	7,779,317	-	7,779,317

Total U.S. Treasury Obligations	-	7,779,317	-	7,779,317

Total Bonds & Notes	-	165,670,868	862,802	166,533,670

Total Long-Term Investments	-	165,670,868	977,144	166,648,012

Total Short-Term Investments	-	59,534,108	-	59,534,108

Total Investments	$-	$225,204,976	$977,144	$226,182,120

High Yield Fund
Equities
Common Stock
Basic Materials	$-	$-	$1,402,368	$1,402,368

Total Common Stock	-	-	1,402,368	1,402,368

Total Equities	-	-	1,402,368	1,402,368

Bonds & Notes
Total Corporate Debt	-	165,272,115	-	165,272,115

Total Bonds & Notes	-	165,272,115	-	165,272,115

Total Long-Term Investments	-	165,272,115	1,402,368	166,674,483

Total Short-Term Investments	-	4,449,903	-	4,449,903

Total Investments	$-	$169,722,018	$1,402,368	$171,124,386

International Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$13,980,498	$-	$13,980,498

Total Sovereign Debt Obligations	-	42,003,380	1,481,831	43,485,211

Total Bonds & Notes	-	55,983,878	1,481,831	57,465,709

Total Long-Term Investments	-	55,983,878	1,481,831	57,465,709

Total Short-Term Investments	-	521,978	-	521,978

Total Investments	$-	$56,505,856	$1,481,831	$57,987,687

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund
Equities
Common Stock
Basic Materials	$2,335,447	$-	$-	$2,335,447
Communications	6,989,034	-	-	6,989,034
Consumer, Cyclical	5,290,523	-	-	5,290,523
Consumer, Non-cyclical	14,160,295	-	-	14,160,295
Diversified	68,552	-	-	68,552
Energy	8,488,431	-	-	8,488,431
Financial	9,362,260	-	-	9,362,260
Industrial	7,784,558	-	-	7,784,558
Technology	9,719,879	-	-	9,719,879
Utilities	2,120,233	-	-	2,120,233

Total Common Stock	66,319,212	-	-	66,319,212

Total Equities	66,319,212	-	-	66,319,212

Bonds & Notes
Total Corporate Debt	-	18,344,158	-	18,344,158

Total Municipal Obligations	-	522,980	-	522,980

Non-U.S. Government Agency Obligations
Automobile ABS	-	404,027	-	404,027
Commercial MBS	-	3,087,610	-	3,087,610
Home Equity ABS	-	1,482,617	-	1,482,617
Other ABS	-	302,326	183,575	485,901
Student Loans ABS	-	919,958	-	919,958
WL Collateral CMO	-	749,596	-	749,596
WL Collateral PAC	-	71,989	-	71,989

Total Non-U.S. Government Agency Obligations	-	7,018,123	183,575	7,201,698

Total Sovereign Debt Obligations	-	308,666	-	308,666

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	89,969	-	89,969
Pass-Through Securities	-	17,689,149	-	17,689,149

Total U.S. Government Agency Obligations and Instrumentalities	-	17,779,118	-	17,779,118

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	5,367,908	-	5,367,908

Total U.S. Treasury Obligations	-	5,367,908	-	5,367,908

Total Bonds & Notes	-	49,340,953	183,575	49,524,528

Total Mutual Funds	11,339,396	-	-	11,339,396

Total Long-Term Investments	77,658,608	49,340,953	183,575	127,183,136

Total Short-Term Investments	-	14,822,184	-	14,822,184

Total Investments	$77,658,608	$64,163,137	$183,575	$142,005,320

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$19,538,689	$3,105,772	$-	$22,644,461
Communications	66,040,906	-	-	66,040,906
Consumer, Cyclical	51,263,005	-	-	51,263,005
Consumer, Non-cyclical	54,129,777	28,865,897	-	82,995,674
Energy	55,227,523	-	-	55,227,523
Financial	12,593,661	2,171,754	-	14,765,415
Industrial	71,486,862	5,136,470	-	76,623,332
Technology	63,643,508	-	-	63,643,508

Total Common Stock	393,923,931	39,279,893	-	433,203,824

Total Equities	393,923,931	39,279,893	-	433,203,824

Total Long-Term Investments	393,923,931	39,279,893	-	433,203,824

Total Investments	$393,923,931	$39,279,893	$-	$433,203,824

Main Street Small/Mid Cap Fund
Equities
Common Stock
Basic Materials	$2,891,446	$-	$-	$2,891,446
Communications	4,340,817	-	-	4,340,817
Consumer, Cyclical	9,245,286	-	-	9,245,286
Consumer, Non-cyclical	13,706,620	-	-	13,706,620
Diversified	54,046	-	-	54,046
Energy	4,483,866	-	-	4,483,866
Financial	13,536,459	-	-	13,536,459
Industrial	10,330,050	1,436	-	10,331,486
Technology	7,544,191	-	-	7,544,191
Utilities	3,494,163	-	-	3,494,163

Total Common Stock	69,626,944	1,436	-	69,628,380

Total Equities	69,626,944	1,436	-	69,628,380

Rights
Consumer, Non-cyclical	-	-	3	3

Total Rights	-	-	3	3

Total Long-Term Investments	69,626,944	1,436	3	69,628,383

Total Short-Term Investments	-	1,784,771	-	1,784,771

Total Investments	$69,626,944	$1,786,207	$3	$71,413,154

Small/Mid Cap Opportunities Fund
Equities
Common Stock
Basic Materials	$8,357,455	$-	$-	$8,357,455
Communications	12,491,061	-	-	12,491,061
Consumer, Cyclical	26,578,437	-	-	26,578,437

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small/Mid Cap Opportunities Fund (Continued)
Consumer, Non-cyclical	$39,500,178	$-	$-	$39,500,178
Diversified	154,818	-	-	154,818
Energy	12,916,383	-	-	12,916,383
Financial	39,000,048	-	-	39,000,048
Industrial	29,746,967	4,171	-	29,751,138
Technology	21,688,468	-	-	21,688,468
Utilities	10,115,331	-	-	10,115,331

Total Common Stock	200,549,146	4,171	-	200,553,317

Total Equities	200,549,146	4,171	-	200,553,317

Rights
Consumer, Non-cyclical	-	-	6	6

Total Rights	-	-	6	6

Total Long-Term Investments	200,549,146	4,171	6	200,553,323

Total Short-Term Investments	-	1,515,754	-	1,515,754

Total Investments	$200,549,146	$1,519,925	$6	$202,069,077

Global Fund
Equities
Common Stock
Basic Materials	$-	$7,362,213	$-	$7,362,213
Communications	38,055,014	23,605,210	-	61,660,224
Consumer, Cyclical	20,984,021	25,150,218	-	46,134,239
Consumer, Non-cyclical	51,576,501	18,032,092	-	69,608,593
Diversified	-	7,616,298	-	7,616,298
Energy	5,087,620	10,839,926	-	15,927,546
Financial	15,792,323	53,070,931	-	68,863,254
Industrial	11,997,306	54,572,875	-	66,570,181
Technology	30,286,186	19,709,544	-	49,995,730
Utilities	-	3,022,434	-	3,022,434

Total Common Stock	173,778,971	222,981,741	-	396,760,712

Preferred Stock
Consumer, Cyclical	-	7,086,417	-	7,086,417

Total Equities	173,778,971	230,068,158	-	403,847,129

Total Long-Term Investments	173,778,971	230,068,158	-	403,847,129

Total Investments	$173,778,971	$230,068,158	$-	$403,847,129

International Equity Fund
Equities
Common Stock
Basic Materials	$-	$32,125,035	$-	$32,125,035
Communications	2,777,300	55,490,823	-	58,268,123
Consumer, Cyclical	11,425,536	64,754,038	-	76,179,574
Consumer, Non-cyclical	453,960	215,386,192	-	215,840,152

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Equity Fund (Continued)
Diversified	$-	$9,527,218	$-	$9,527,218
Energy	-	34,230,006	-	34,230,006
Financial	3,014,243	33,515,715	-	36,529,958
Industrial	685,552	142,353,572	-	143,039,124
Technology	-	78,424,532	-	78,424,532

Total Common Stock	18,356,591	665,807,131	-	684,163,722

Convertible Preferred Stock
Energy	-	-	4,886,365	4,886,365

Total Convertible Preferred Stock	-	-	4,886,365	4,886,365

Preferred Stock
Basic Materials	9,922,558	-	-	9,922,558

Total Preferred Stock	9,922,558	-	-	9,922,558

Total Equities	28,279,149	665,807,131	4,886,365	698,972,645

Warrants
Technology	10,233	-	-	10,233

Total Warrants	10,233	-	-	10,233

Total Mutual Funds	12,184,669	-	-	12,184,669

Total Long-Term Investments	40,474,051	665,807,131	4,886,365	711,167,547

Total Investments	$40,474,051	$665,807,131	$4,886,365	$711,167,547

Focused International Fund
Equities
Common Stock
Basic Materials	$-	$21,590,159	$-	$21,590,159
Communications	5,765,753	8,983,851	-	14,749,604
Consumer, Cyclical	-	3,277,798	-	3,277,798
Consumer, Non-cyclical	-	17,345,287	-	17,345,287
Diversified	-	1,837,435	-	1,837,435
Energy	1,662,333	10,133,090	-	11,795,423
Financial	-	22,189,397	-	22,189,397
Industrial	-	8,536,624	-	8,536,624
Technology	-	1,864,664	-	1,864,664
Utilities	-	1,788,758	-	1,788,758

Total Common Stock	7,428,086	97,547,063	-	104,975,149

Total Equities	7,428,086	97,547,063	-	104,975,149

Total Long-Term Investments	7,428,086	97,547,063	-	104,975,149

Total Short-Term Investments	-	1,955,693	-	1,955,693

Total Investments	$7,428,086	$99,502,756	$-	$106,930,842

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$11,000,255	$8,024,410	$-	$19,024,665
Communications	4,041,725	5,873,497	-	9,915,222
Consumer, Cyclical	-	20,069,655	-	20,069,655
Consumer, Non-cyclical	2,534,344	9,957,769	-	12,492,113
Energy	5,822,452	12,194,674	-	18,017,126
Financial	7,158,565	38,196,029	-	45,354,594
Industrial	-	7,213,360	-	7,213,360
Technology	4,851,567	9,109,986	-	13,961,553

Total Common Stock	35,408,908	110,639,380	-	146,048,288

Preferred Stock
Basic Materials	7,786,697	-	-	7,786,697
Financial	-	3,261,406	-	3,261,406

Total Preferred Stock	7,786,697	3,261,406	-	11,048,103

Total Equities	43,195,605	113,900,786	-	157,096,391

Total Long-Term Investments	43,195,605	113,900,786	-	157,096,391

Total Short-Term Investments	-	5,102,793	-	5,102,793

Total Investments	$43,195,605	$119,003,579	$-	$162,199,184

The following is the aggregate value by input level as of July 31, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Credit Risk	$-	$2,120,775	$-	$2,120,775
Core Bond Fund
Futures Contracts
Interest Rate Risk	647,282	-	-	647,282
Swap Agreements
Credit Risk	-	6,244,900	-	6,244,900
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	341,234	-	-	341,234
Swap Agreements
Credit Risk	-	806,255	-	806,255

Notes to Portfolio of Investments (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Bond Fund
Forward Contracts
Foreign Exchange Risk	$-	$669,747	$-	$669,747
Balanced Fund
Futures Contracts
Equity Risk	33,300	-	-	33,300
Interest Rate Risk	30,297	-	-	30,297
Swap Agreements
Credit Risk	-	224,013	-	224,013

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund
Futures Contracts
Interest Rate Risk	$(944,094)	$-	$-	$(944,094)
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	(466,898)	-	-	(466,898)
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(288,067)	-	(288,067)
Balanced Fund
Futures Contracts
Interest Rate Risk	(17,719)	-	-	(17,719)
Value Fund
Written Options
Equity Risk	(29,697)	-	-	(29,697)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Main Street Small/Mid Cap Fund	$-	$24,269	$(24,269)	$-
Small/Mid Cap Opportunities Fund	-	65,552	(65,552)	-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities being fair valued rather than receiving a price directly from a pricing service.

Notes to Portfolio of Investments (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 10/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 7/31/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 7/31/11
Short-Duration Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$439,296	$-	$-	$110,704	$-	$(550,000)	$-	$-	$-	$-
Non-U.S. Government
Agency Obligation
Other ABS	865,280	-	-	309,600	-	-	-	-	1,174,880	309,600

	$1,304,576	$-	$-	$420,304	$-	$(550,000)	$-	$-	$1,174,880	$309,600

Core Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$998,401	$-	$-	$251,599	$-	$(1,250,000)	$-	$-	$-	$-
Bonds & Notes
Corporate Debt	1,058,688	-	(23,782)	210	-	(381,056)	-	-	654,060	210
Non-U.S. Government
Agency Obligation
Other ABS	2,704,000	-	-	967,500	-	-	-	-	3,671,500	967,500

	$4,761,089	$-	$(23,782)	$1,219,309	$-	$(1,631,056)	$-	$-	$4,325,560	$967,710

Diversified Bond Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$114,325	$-	$-	$17	$-	$-	$-	$-	$114,342	$17
Preferred Stock
Financial	599,040	-	-	150,960	-	(750,000)	-	-	-	-
Non-U.S. Government Agency Obligation
Other ABS	635,440	-	-	227,362	-	-	-	-	862,802	227,362

	$1,348,805	$-	$-	$378,339	$-	$(750,000)	$-	$-	$977,144	$227,379

High Yield Fund
Long-Term Investments
Equities
Common Stock
Basic Material	$1,402,164	$-	$-	$204	$-	$-	$-	$-	$1,402,368	$204

International Bond Fund
Long-Term Investments
Bonds & Notes
Sovereign Debt Obligations	$-	$-	$-	$89,506	$1,392,325	$-	$-	$-	$1,481,831	$89,506

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/10		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 7/31/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 7/31/11
Balanced Fund
Long-Term Investments
Non-U.S. Government Agency Obligation
Other ABS	$135,200		$-	$-	$48,375	$-	$-	$-	$-		$183,575	$48,375

Main Street Small/Mid Cap Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$440		$-	$(41,756)	$41,316	$-	$-	$-	$-		$-	$-
Rights
Consumer, Non-cyclical	3		-	-	-	-	-	-	-		3	-

	$443		$-	$(41,756)	$41,316	$-	$-	$-	$-		$3	$-

Small/Mid Cap Opportunities Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,663		$-	$(157,890)	$156,227	$-	$-	$-	$-		$-	$-
Rights
Consumer, Non-cyclical	6		-	-	-	-	-	-	-		6	-

	$1,669		$-	$(157,890)	$156,227	$-	$-	$-	$-		$6	$-

Global Fund
Long-Term Investments
Equities
Common Stock
Consumer, Non-Cyclical	$-	***	$-	$-	$-	$-	$-	$-	$-	**	$-	$-

International Equity Fund
Long-Term Investments
Equities
Common Stock
Consumer, Non-Cyclical	$-	***	$-	$-	$-	$-	$-	$-	$-	**	$-	$-
Convertible Preferred Stock											-
Energy	4,886,365		-	-	-	-	-	-	-		4,886,365	-

	$4,886,365		$-	$-	$-	$-	$-	$-	$-		$4,886,365	$-

Focused International Fund
Long-Term Investments
Equities
Common Stock
Industrial	$16,798		$-	$(268)	$(253)	$26,339	$(42,616)	$-	$-		$-	$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Levels as a result of securities receiving a price directly from a pricing service rather than being fair valued.
***	Represents security at $0 value as of October 31, 2010.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at July 31, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund	Value Fund	Main Street Small/ Mid Cap Fund	Small/Mid Cap Opportunities Fund	International Equity Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A
Directional Exposures to Currencies				A

Futures Contracts**
Hedging/Risk Management		A	A		A
Duration/Credit Quality Management		A	A		A
Substitution for Direct Investment		A	A		A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A		A
Duration/Credit Quality Management	A	A	A		A
Substitution for Direct Investment	A	A	A		A

Options (Purchased)
Hedging/Risk Management						A
Directional Investment						M

Option (Sold)
Hedging/Risk Management						M
Directional Investment						A

Rights and Warrants
Result of a Corporate Action							A	A	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At July 31, 2011, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Swap Agreements	$2,120,775	$-	$-	$-	$2,120,775

Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$30,175,000	$-	$-	$-	$30,175,000

Core Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$647,282	$647,282
Swap Agreements	6,244,900	-	-	-	6,244,900

Total Value	$6,244,900	$-	$-	$647,282	$6,892,182

Liability Derivatives
Futures Contracts	$-	$-	$-	$(944,094)	$(944,094)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	777	777
Swap Agreements	$91,970,000	$-	$-	$-	$91,970,000

Diversified Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$341,234	$341,234
Swap Agreements	806,255	-	-	-	806,255

Total Value	$806,255	$-	$-	$341,234	$1,147,489

Liability Derivatives
Futures Contracts	$-	$-	$-	$(466,898)	$(466,898)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	275	275
Swap Agreements	$12,450,000	$-	$-	$-	$12,450,000

International Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$669,747	$-	$669,747

Liability Derivatives
Forward Contracts	$-	$-	$(288,067)	$-	$(288,067)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$31,752,094	$-	$31,752,094

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund
Asset Derivatives
Futures Contracts	$-	$33,300	$-	$30,297	$63,597
Swap Agreements	224,013	-	-	-	224,013

Total Value	$224,013	$33,300	$-	$30,297	$287,610

Liability Derivatives
Futures Contracts	$-	$-	$-	$(17,719)	$(17,719)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	30	-	26	56
Swap Agreements	$3,303,500	$-	$-	$-	$3,303,500

Value Fund
Asset Derivatives
Purchased Options	$-	$186,826	$-	$-	$186,826

Liability Derivatives
Written Options	$-	$(29,697)	$-	$-	$(29,697)

Number of Contracts, Notional Amounts or Shares/Units†
Purchased Options	-	1,127	-	-	1,127
Written Options	-	606	-	-	606

Main Street Small/Mid Cap Fund
Asset Derivatives
Rights	$-	$3	$-	$-	$3

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	300	-	-	300

Small/Mid Cap Opportunities Fund
Asset Derivatives
Rights	$-	$6	$-	$-	$6

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	600	-	-	600

International Equity Fund
Asset Derivatives
Warrants	$-	$10,233	$-	$-	$10,233

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	4,657,320	-	-	4,657,320

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for written options, purchased options, rights, and warrants at July 31, 2011.

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Funds at July 31, 2011, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at July 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
	Barclays Bank PLC	40,000,000	Japanese Yen	8/18/11	$496,183	$519,693	$23,510
	Barclays Bank PLC	6,200,000	Mexican Peso	9/15/11	517,594	526,104	8,510
	Barclays Bank PLC	3,700,000	Swedish Krona	9/01/11	573,357	587,178	13,821

					1,587,134	1,632,975	45,841

	Credit Suisse Securities LLC London	315,000,000	Japanese Yen	8/18/11	3,937,057	4,092,584	155,527
	Credit Suisse Securities LLC London	915,000	Singapore Dollar	9/01/11	743,316	759,953	16,637

					4,680,373	4,852,537	172,164

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (Continued)
BUYS (Continued)
	Deutsche Bank AG London	4,300,000	South African Rand	8/16/11	$616,315	$642,109	$25,794

	Royal Bank of Scotland PLC	720,000	British Pound	9/15/11	1,165,229	1,181,301	16,072
	Royal Bank of Scotland PLC	600,000	Euro	8/24/11	836,640	861,730	25,090
	Royal Bank of Scotland PLC	1,440,000	Singapore Dollar	9/01/11	1,152,543	1,195,991	43,448

					3,154,412	3,239,022	84,610

	UBS AG London	300,000	British Pound	9/15/11	488,400	492,209	3,809
	UBS AG London	450,000,000	Japanese Yen	8/18/11	5,557,683	5,846,549	288,866

					6,046,083	6,338,758	292,675

					$16,084,317	$16,705,401	$621,084

SELLS
	Barclays Bank PLC	1,020,000	Euro	8/24/11	1,447,106	1,464,942	(17,836)
	Barclays Bank PLC	7,700,000	South African Rand	8/16/11	1,146,140	1,149,823	(3,683)

					2,593,246	2,614,765	(21,519)

	Citibank N.A.	60,000,000	Japanese Yen	8/18/11	757,406	779,540	(22,134)

	Credit Suisse Securities LLC London	2,450,000	Australian Dollar	9/15/11	2,562,823	2,677,018	(114,195)
	Credit Suisse Securities LLC London	290,000	British Pound	9/15/11	475,971	475,802	169
	Credit Suisse Securities LLC London	1,700,000	Canadian Dollar	9/15/11	1,732,714	1,777,550	(44,836)
	Credit Suisse Securities LLC London	1,090,000	Euro	8/24/11	1,585,611	1,565,477	20,134
	Credit Suisse Securities LLC London	2,550,000	Polish Zloty	9/01/11	935,282	913,583	21,699
	Credit Suisse Securities LLC London	3,200,000	Swedish Krona	9/01/11	514,461	507,829	6,632

					7,806,862	7,917,259	(110,397)

	Deutsche Bank AG London	550,000	Canadian Dollar	9/15/11	575,119	575,090	29

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (Continued)
SELLS (Continued)
Royal Bank of Scotland PLC	275,000	Australian Dollar	9/15/11	$292,835	$300,482	$(7,647)
Royal Bank of Scotland PLC	3,500,000	Mexican Peso	9/15/11	290,967	296,994	(6,027)
Royal Bank of Scotland PLC	2,000,000	Singapore Dollar	9/01/11	1,626,638	1,661,098	(34,460)
Royal Bank of Scotland PLC	6,900,000	South African Rand	8/16/11	1,002,302	1,030,361	(28,059)
Royal Bank of Scotland PLC	4,610,000	Swedish Krona	9/01/11	722,402	731,592	(9,190)

				3,935,144	4,020,527	(85,383)

				$15,667,777	$15,907,181	$(239,404)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open futures contracts at July 31, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Core Bond Fund
BUYS
538	U.S. Treasury Note 2 Year	9/30/11	$118,317,969	$647,282

SELLS
239	U.S. Treasury Bond 30 Year	9/21/11	$30,621,875	$(944,094)

Diversified Bond Fund
BUYS
73	U.S. Treasury Note 2 Year	9/30/11	$16,054,297	$82,015
79	U.S. Treasury Note 5 Year	9/30/11	9,594,180	259,219

				$341,234

SELLS
25	U.S. Treasury Bond 30 Year	9/21/11	$3,203,125	$(76,484)
98	U.S. Treasury Note 10 Year	9/21/11	12,317,375	(390,414)

				$(466,898)

Balanced Fund
BUYS
30	S&P 500 E Mini Index	9/16/11	$1,932,600	$33,300
17	U.S. Treasury Note 2 Year	9/30/11	3,738,672	20,453
3	U.S. Treasury Note 5 Year	9/30/11	364,336	9,844

				$63,597

SELLS
4	U.S. Treasury Bond 30 Year	9/21/11	$512,500	$(14,891)
2	U.S. Treasury Note 10 Year	9/21/11	251,375	(2,828)

				$(17,719)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own

Notes to Portfolio of Investments (Unaudited) (Continued)

securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk—the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap agreements at July 31, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps
1,750,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(6,519)	$84,219	$77,700
6,575,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	109,803	526,000	635,803

							103,284	610,219	713,503

325,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	80	6,019	6,099
1,800,000	USD	9/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Belgium	(1,042)	75,852	74,810

							(962)	81,871	80,909

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund* (continued)
Credit Default Swaps (continued)
1,075,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$(22,145)	$69,875	$47,730
1,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(83,400)	150,000	66,600
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(26,427)	99,687	73,260
2,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(6,200)	95,000	88,800
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(266,685)	493,125	226,440
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	39,930	119,625	159,555
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	39,930	119,625	159,555
3,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	79,860	239,250	319,110

							(245,137)	1,386,187	1,141,050

600,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	23,683	38,088	61,771
1,200,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	51,883	71,659	123,542

							75,566	109,747	185,313

Core Bond Fund**
Credit Default Swaps
5,100,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(18,997)	$245,438	$226,441
19,300,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	322,310	1,544,000	1,866,310

							303,313	1,789,438	2,092,751

1,100,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	271	20,371	20,642
1,500,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	59,208	95,220	154,428
4,875,000	USD	9/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Belgium	(2,821)	205,432	202,611

							56,658	321,023	377,681

4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	99,694	-	99,694

2,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(51,500)	162,500	111,000
4,175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(12,943)	198,313	185,370
5,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(278,000)	500,000	222,000
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(81,685)	308,125	226,440
17,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(888,950)	1,643,750	754,800
4,825,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	116,765	349,812	466,577
4,825,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	116,765	349,812	466,577
9,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	233,530	699,625	933,155

							(846,018)	4,211,937	3,365,919

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund** (continued)
Credit Default Swaps (continued)
3,000,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	$129,707	$179,148	$308,855

Diversified Bond Fund***
Credit Default Swaps
1,200,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(4,470)	$57,750	$53,280
3,500,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	58,450	280,000	338,450

							53,980	337,750	391,730

300,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	74	5,556	5,630
450,000	USD	9/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Belgium	(260)	18,963	18,703

							(186)	24,519	24,333

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	27,900	-	27,900

440,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(9,064)	28,600	19,536
575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(1,783)	27,313	25,530
1,250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(20,021)	75,521	55,500
1,720,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(89,941)	166,309	76,368
1,475,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	35,695	106,938	142,633

							(85,114)	404,681	319,567

140,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	5,526	8,887	14,413
275,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	11,890	16,422	28,312

							17,416	25,309	42,725

Balanced Fund
Credit Default Swaps
175,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(652)	$8,422	$7,770
675,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	11,273	53,999	65,272

							10,621	62,421	73,042

37,500	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	9	695	704
150,000	USD	9/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Belgium	(87)	6,321	6,234

							(78)	7,016	6,938

180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	4,464	-	4,464

75,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(1,545)	4,875	3,330
125,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(387)	5,937	5,550
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(2,803)	10,573	7,770

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Balanced Fund (continued)
Credit Default Swaps (continued)
190,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$(10,564)	$19,000	$8,436
646,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(33,780)	62,462	28,682
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	4,235	12,688	16,923
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	4,235	12,688	16,923
335,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	8,107	24,287	32,394

							(32,502)	152,510	120,008

65,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	2,566	4,126	6,692
125,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	5,404	7,465	12,869

							7,970	11,591	19,561

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $1,070,000 in cash at July 31, 2011; and collateral for swap agreements received from Barclays Bank PLC amounted to $250,000 in securities at July 31, 2011.
**	Collateral for swap agreements received from Bank of America N.A., Barclays Bank PLC, and JP Morgan Chase Bank amounted to $200,006, $250,000 and $290,004 in cash, respectively, at July 31, 2011; and collateral for swap agreements received from Goldman Sachs & Co. amounted to $3,033,000 in securities at July 31, 2011.
***	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $210,000 in cash at July 31, 2011.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open written option contracts at July 31, 2011:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Value Fund
13,500	10/22/11	Goldman Sachs & Co., Put, Strike 100.00	$6,310	$7,560
47,100	10/22/11	JP Morgan Chase Bank, Put, Strike 33.00	17,520	22,137

			$23,830	$29,697

Transactions in written option contracts during the period ended July 31, 2011, were as follows:

	Number of Contracts	Premiums Received
Value Fund
Options outstanding at October 31, 2010	-	$-
Options written	606	23,830

Options outstanding at July 31, 2011	606	$23,830

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Notes to Portfolio of Investments (Unaudited) (Continued)

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, and Balanced Fund had dollar roll transactions at July 31, 2011, which were accounted for as purchase and sale transactions.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and

Notes to Portfolio of Investments (Unaudited) (Continued)

services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at July 31, 2011:

Description	Value
Inflation-Protected and Income Fund
Agreement with Barclays Bank PLC, dated 5/12/11, 0.130%, to be repurchased on demand until 8/17/11 at value plus accrued interest.	$26,556,250
Agreement with Barclays Bank PLC, dated 6/10/11, 0.190%, to be repurchased on demand until 9/13/11 at value plus accrued interest.	14,683,000
Agreement with Barclays Bank PLC, dated 7/12/11, 0.120%, to be repurchased on demand until 9/13/11 at value plus accrued interest.	3,788,000
Agreement with Barclays Bank PLC, dated 7/22/11, 0.140%, to be repurchased on demand until 10/18/11 at value plus accrued interest.	5,599,375
Agreement with Daiwa Securities, dated 7/28/11, 0.190%, to be repurchased on demand until 10/27/11 at value plus accrued interest.	23,965,000
Agreement with Deutsche Bank AG, dated 6/16/11, 0.150%, to be repurchased on demand until 9/16/11 at value plus accrued interest.	16,655,000
Agreement with Deutsche Bank AG, dated 7/12/11, 0.130%, to be repurchased on demand until 10/13/11 at value plus accrued interest.	12,851,000
Agreement with Deutsche Bank AG, dated 7/20/11, 0.080%, to be repurchased on demand until 8/18/11 at value plus accrued interest.	5,299,000
Agreement with Goldman Sachs & Co., dated 6/16/11, 0.170%, to be repurchased on demand until 9/16/11 at value plus accrued interest.	42,781,000
Agreement with Goldman Sachs & Co., dated 7/14/11, 0.090%, to be repurchased on demand until 8/15/11 at value plus accrued interest.	9,189,000
Agreement with HSBC Finance Corp., dated 5/11/11, 0.120%, to be repurchased on demand until 8/16/11 at value plus accrued interest.	11,309,244
Agreement with HSBC Finance Corp., dated 6/08/11, 0.140%, to be repurchased on demand until 9/08/11 at value plus accrued interest.	21,019,700

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (Continued)
Agreement with HSBC Finance Corp., dated 6/21/11, 0.150%, to be repurchased on demand until 9/21/11 at value plus accrued interest.	$2,919,525
Agreement with HSBC Finance Corp., dated 7/12/11, 0.120%, to be repurchased on demand until 10/12/11 at value plus accrued interest.	9,631,750
Agreement with HSBC Finance Corp., dated 7/14/11, 0.130%, to be repurchased on demand until 10/12/11 at value plus accrued interest.	13,383,900
Agreement with HSBC Finance Corp., dated 7/21/11, 0.120%, to be repurchased on demand until 10/21/11 at value plus accrued interest.	1,755,450
Agreement with Morgan Stanley, dated 5/26/11, 0.140%, to be repurchased on demand until 8/30/11 at value plus accrued interest.	23,227,905
Agreement with Morgan Stanley, dated 7/20/11, 0.150%, to be repurchased on demand until 10/20/11 at value plus accrued interest.	13,851,344

$258,465,443

Average balance outstanding	$168,320,273
Maximum balance outstanding	$258,787,943
Average interest rate	0.22%
Weighted average maturity	65 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Notes to Portfolio of Investments (Unaudited) (Continued)

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At July 31, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$584,412,596	$13,259,151	$(3,265,422)	$9,993,729
Inflation-Protected and Income Fund	547,966,148	28,901,203	(515,861)	28,385,342
Core Bond Fund	1,902,308,291	52,135,117	(13,782,841)	38,352,276
Diversified Bond Fund	222,828,473	6,845,669	(3,492,022)	3,353,647
High Yield Fund	167,425,672	5,848,958	(2,150,244)	3,698,714
International Bond Fund	53,741,380	4,352,411	(106,104)	4,246,307
Balanced Fund	135,924,357	8,503,314	(2,422,351)	6,080,963
Value Fund	185,025,643	17,349,834	(9,739,006)	7,610,828
Disciplined Value Fund	267,870,280	17,117,429	(7,849,529)	9,267,900
Enhanced Index Core Equity Fund	9,956,435	1,018,003	(264,591)	753,412
Main Street Fund	144,863,189	31,638,047	(2,673,241)	28,964,806
Capital Appreciation Fund	343,528,335	95,412,134	(5,736,645)	89,675,489
Disciplined Growth Fund	209,163,037	28,570,460	(3,255,244)	25,315,216
Discovery Value Fund	17,870,384	2,008,218	(465,201)	1,543,017
Main Street Small/Mid Cap Fund	64,264,870	9,516,432	(2,368,148)	7,148,284
Small/Mid Cap Opportunities Fund	180,064,933	28,790,700	(6,786,556)	22,004,144
Global Fund	337,315,953	88,975,180	(22,444,004)	66,531,176
International Equity Fund	546,798,641	205,629,409	(41,260,503)	164,368,906
Focused International Fund	86,306,735	22,705,294	(2,081,187)	20,624,107
Strategic Emerging Markets Fund	146,508,588	20,285,569	(4,594,973)	15,690,596

Note: The aggregate cost for investments for the Money Market Fund at July 31, 2011, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended July 31, 2011, was as follows:

	Number of Shares Held as of 10/31/10	Purchases	Sales	Number of Shares Held as of 7/31/11	Value as of 7/31/11	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	7,054,755	38,939,526	45,994,281	-	$-	$5,936	$-

International Equity Fund
Ortivus AB Class A**	114,300	-	-	114,300	$196,620	$-	$-
Ortivus AB Class B**	859,965	-	-	859,965	427,037	-	-
Oppenheimer Institutional Money Market Fund Class E*	10,777,565	115,153,393	113,746,289	12,184,669	12,184,669	8,948	-

					$12,808,326	$8,948	$-

*	Fund advised by OppenheimerFunds, Inc.
**	Issuer is considered to be an affiliate of the Fund by virtue of the Fund owning 5% or more of its outstanding voting securities.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the leveraged buy-out (“LBO”). The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, Enhanced Index Core Equity Fund, Main Street Small/Mid Cap Fund, and Small/Mid Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, $23,800, $122,400, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund, Main Street Small/Mid Cap Fund, and Small/Mid Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United Stated District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

6.	Subsequent Events

Effective September 9, 2011 (the “Termination Date”), the Enhanced Index Core Equity Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the Fund. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MASSMUTUAL PREMIER FUNDS

By	/S/ ERIC WIETSMA
Eric Wietsma, President and Principal Executive Officer

Date	9/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ERIC WIETSMA
Eric Wietsma, President and Principal Executive Officer

Date	9/23/11

By	/S/ NICHOLAS H. PALMERINO
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	9/23/11